Banks UltraSector ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (76.5%)
Associated Banc-Corp. (Banks)	906	$20,557
BancorpSouth Bank (Banks)	500	15,240
Bank of America Corp. (Banks)	49,456	1,512,364
Bank of Hawaii Corp. (Banks)	226	18,618
Bank OZK (Banks)	665	21,712
BankUnited, Inc. (Banks)	548	20,046
BB&T Corp. (Banks)	4,205	215,296
BOK Financial Corp. (Banks)	175	15,250
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	779	10,750
Cathay General Bancorp, Inc. (Banks)	420	15,452
Chemical Financial Corp. (Banks)	393	17,264
CIT Group, Inc. (Banks)	555	29,565
Citigroup, Inc. (Banks)	12,948	915,424
Citizens Financial Group, Inc. (Banks)	2,533	91,695
Comerica, Inc. (Banks)	875	68,766
Commerce Bancshares, Inc. (Banks)	544	32,874
Cullen/Frost Bankers, Inc. (Banks)	347	35,286
East West Bancorp, Inc. (Banks)	798	41,081
F.N.B. Corp. (Banks)	1,790	21,713
Fifth Third Bancorp (Banks)	4,238	122,139
First Citizens BancShares, Inc. - Class A (Banks)	48	21,516
First Financial Bankshares, Inc. (Banks)	374	23,008
First Hawaiian, Inc. (Banks)	498	13,770
First Horizon National Corp. (Banks)	1,754	26,474
First Republic Bank (Banks)	906	95,692
Fulton Financial Corp. (Banks)	936	16,146
Glacier Bancorp, Inc. (Banks)	465	19,804
Hancock Holding Co. (Banks)	471	20,602
Home BancShares, Inc. (Banks)	857	16,446
Huntington Bancshares, Inc. (Banks)	5,764	80,235
IBERIABANK Corp. (Banks)	307	24,407
International Bancshares Corp. (Banks)	299	12,400
Investors Bancorp, Inc. (Banks)	1,293	15,193
JPMorgan Chase & Co. (Banks)	18,027	2,092,032
KeyCorp (Banks)	5,553	97,455
M&T Bank Corp. (Banks)	764	129,933
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,573	29,923
PacWest Bancorp (Banks)	665	26,301
People’s United Financial, Inc. (Banks)	2,077	35,911
Pinnacle Financial Partners, Inc. (Banks)	402	23,344
PNC Financial Services Group, Inc. (Banks)	2,496	341,777
Popular, Inc. (Banks)	551	31,798
Prosperity Bancshares, Inc. (Banks)	365	26,879
Regions Financial Corp. (Banks)	5,604	87,030
Signature Bank (Banks)	301	39,753
Sterling Bancorp (Banks)	1,170	25,061
SunTrust Banks, Inc. (Banks)	2,439	159,706
SVB Financial Group* (Banks)	290	72,999
Synovus Financial Corp. (Banks)	875	32,253
TCF Financial Corp. (Banks)	904	20,006
Texas Capital Bancshares, Inc.* (Banks)	278	17,995
TFS Financial Corp. (Thrifts & Mortgage Finance)	293	4,876
Trustmark Corp. (Banks)	360	12,946
U.S. Bancorp (Banks)	8,285	441,756
UMB Financial Corp. (Banks)	243	16,976
Umpqua Holdings Corp. (Banks)	1,212	21,040
United Bankshares, Inc. (Banks)	563	22,092
Valley National Bancorp (Banks)	1,831	19,189
Washington Federal, Inc. (Thrifts & Mortgage Finance)	447	14,814
Webster Financial Corp. (Banks)	508	26,990
Wells Fargo & Co. (Banks)	22,543	1,091,307
Western Alliance Bancorp* (Banks)	531	25,371
Wintrust Financial Corp. (Banks)	312	23,774
Zions Bancorp (Banks)	1,024	50,514
TOTAL COMMON STOCKS (Cost $2,686,771)		8,688,586

	Principal Amount	Value
Repurchase Agreements(a)(b) (22.4%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $2,543,179	$2,543,000	$2,543,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,543,000)		2,543,000

TOTAL INVESTMENT SECURITIES (Cost $5,229,771) - 98.9%		11,231,586
Net other assets (liabilities) - 1.1%		124,606

NET ASSETS - 100.0%		$11,356,192

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $1,074,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	5/23/19	2.93%	$4,825,346	$87,882
Dow Jones U.S. Banks Index	UBS AG	5/23/19	2.78%	3,593,776	58,150
				$8,419,122	$146,032

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Banks	$8,628,223	76.0%
Thrifts & Mortgage Finance	60,363	0.5%
Other **	2,667,606	23.5%
Total	$11,356,192	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Basic Materials UltraSector ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (75.6%)
Air Products & Chemicals, Inc. (Chemicals)	2,195	$451,709
Albemarle Corp. (Chemicals)	1,057	79,338
Alcoa Corp.* (Metals & Mining)	1,861	49,651
Allegheny Technologies, Inc.* (Metals & Mining)	1,254	31,250
Ashland Global Holdings, Inc. (Chemicals)	626	50,412
Axalta Coating Systems, Ltd.* (Chemicals)	2,082	56,172
Cabot Corp. (Chemicals)	596	27,046
Carpenter Technology Corp. (Metals & Mining)	473	23,494
Celanese Corp. (Chemicals)	1,280	138,099
CF Industries Holdings, Inc. (Chemicals)	2,227	99,725
Commercial Metals Co. (Metals & Mining)	1,173	20,281
Compass Minerals International, Inc. (Metals & Mining)	339	19,455
Domtar Corp. (Paper & Forest Products)	630	30,807
Dow, Inc.* (Chemicals)	7,509	425,986
DowDuPont, Inc. (Chemicals)	22,527	866,163
Eastman Chemical Co. (Chemicals)	1,396	110,116
Ecolab, Inc. (Chemicals)	2,531	465,906
Element Solutions, Inc.* (Chemicals)	2,320	25,195
FMC Corp. (Chemicals)	1,346	106,415
Freeport-McMoRan, Inc. (Metals & Mining)	14,477	178,212
GCP Applied Technologies, Inc.* (Chemicals)	720	20,729
H.B. Fuller Co. (Chemicals)	508	24,877
Huntsman Corp. (Chemicals)	2,097	46,637
Ingevity Corp.* (Chemicals)	415	47,729
International Flavors & Fragrances, Inc. (Chemicals)	1,012	139,443
Linde PLC (Chemicals)	5,505	992,332
LyondellBasell Industries N.V. - Class A (Chemicals)	3,040	268,219
Minerals Technologies, Inc. (Chemicals)	351	22,032
NewMarket Corp. (Chemicals)	88	36,923
Newmont Mining Corp. (Metals & Mining)	8,040	249,722
Nucor Corp. (Metals & Mining)	3,052	174,178
Olin Corp. (Chemicals)	1,647	35,723
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	801	23,045
PolyOne Corp. (Chemicals)	774	21,393
PPG Industries, Inc. (Chemicals)	2,358	277,065
Reliance Steel & Aluminum Co. (Metals & Mining)	670	61,613
Royal Gold, Inc. (Metals & Mining)	653	56,850
RPM International, Inc. (Chemicals)	1,314	79,694
Sensient Technologies Corp. (Chemicals)	423	29,661
Steel Dynamics, Inc. (Metals & Mining)	2,292	72,611
The Chemours Co. (Chemicals)	1,668	60,065
The Mosaic Co. (Chemicals)	3,542	92,482
The Scotts Miracle-Gro Co. - Class A (Chemicals)	392	33,328
Trinseo SA (Chemicals)	423	19,014
United States Steel Corp. (Metals & Mining)	1,728	26,957
Valvoline, Inc. (Chemicals)	1,877	34,725
W.R. Grace & Co. (Chemicals)	670	50,639
Westlake Chemical Corp. (Chemicals)	361	25,180
Worthington Industries, Inc. (Metals & Mining)	391	15,691
TOTAL COMMON STOCKS (Cost $4,226,473)		6,293,989

	Principal Amount	Value
Repurchase Agreements(a)(b) (25.3%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $2,104,148	$2,104,000	$2,104,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,104,000)		2,104,000

TOTAL INVESTMENT SECURITIES (Cost $6,330,473) - 100.9%		8,397,989
Net other assets (liabilities) - (0.9)%		(77,553)

NET ASSETS - 100.0%		$8,320,436

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $901,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	5/23/19	2.93%	$2,454,953	$(26,491)
Dow Jones U.S. Basic Materials Index	UBS AG	5/23/19	2.78%	3,754,263	(44,597)
				$6,209,216	$(71,088)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Basic Materials UltraSector ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Chemicals	$5,260,172	63.1%
Metals & Mining	979,965	11.8%
Oil, Gas & Consumable Fuels	23,045	0.3%
Paper & Forest Products	30,807	0.4%
Other **	2,026,447	24.4%
Total	$8,320,436	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Bear ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (96.8%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $17,883,259	$17,882,000	$17,882,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,882,000)		17,882,000

TOTAL INVESTMENT SECURITIES (Cost $17,882,000) - 96.8%		17,882,000
Net other assets (liabilities) - 3.2%		600,013

NET ASSETS - 100.0%		$18,482,013

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $2,470,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	20	6/24/19	$(2,946,500)	$(169,790)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/28/19	(2.78)%	$(11,226,562)	$(9,913)
S&P 500	UBS AG	5/28/19	(2.58)%	(4,285,576)	(3,880)
				$(15,512,138)	$(13,793)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (80.7%)
AbbVie, Inc. (Biotechnology)	281,104	$22,316,846
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	21,349	513,443
Agilent Technologies, Inc. (Life Sciences Tools & Services)	60,527	4,751,370
Agios Pharmaceuticals, Inc.* (Biotechnology)	9,682	541,417
Alexion Pharmaceuticals, Inc.* (Biotechnology)	42,586	5,797,232
Alkermes PLC* (Biotechnology)	29,736	901,596
Allogene Therapeutics, Inc.* (Biotechnology)(a)	3,704	110,935
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	18,022	1,610,085
Amgen, Inc. (Biotechnology)	118,586	21,264,841
Biogen, Inc.* (Biotechnology)	37,486	8,593,291
BioMarin Pharmaceutical, Inc.* (Biotechnology)	33,969	2,905,369
Bio-Techne Corp. (Life Sciences Tools & Services)	7,197	1,472,434
Bluebird Bio, Inc.* (Biotechnology)	10,472	1,485,244
Celgene Corp.* (Biotechnology)	133,847	12,669,957
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	9,190	1,290,919
Clovis Oncology, Inc.* (Biotechnology)	10,045	183,522
Exact Sciences Corp.* (Biotechnology)	23,966	2,365,205
Exelixis, Inc.* (Biotechnology)	57,195	1,124,454
FibroGen, Inc.* (Biotechnology)	14,413	673,519
Gilead Sciences, Inc. (Biotechnology)	243,072	15,809,402
Illumina, Inc.* (Life Sciences Tools & Services)	28,013	8,740,055
Immunomedics, Inc.* (Biotechnology)(a)	32,661	523,229
Incyte Corp.* (Biotechnology)	33,856	2,600,141
Intercept Pharmaceuticals, Inc.* (Biotechnology)	4,182	360,405
Intrexon Corp.* (Biotechnology)(a)	13,598	58,879
Ionis Pharmaceuticals, Inc.* (Biotechnology)	26,217	1,948,710
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	30,155	4,188,530
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	3,896	490,312
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	4,725	3,521,354
Myriad Genetics, Inc.* (Biotechnology)	13,963	439,555
Nektar Therapeutics* (Pharmaceuticals)	33,179	1,062,392
Neurocrine Biosciences, Inc.* (Biotechnology)	17,308	1,250,330
OPKO Health, Inc.* (Biotechnology)	72,628	173,581
Portola Pharmaceuticals, Inc.* (Biotechnology)	12,660	446,898
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	11,239	1,088,160
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	14,936	5,125,139
Sage Therapeutics, Inc.* (Biotechnology)	9,571	1,610,129
Sarepta Therapeutics, Inc.* (Biotechnology)	12,631	1,477,069
Seattle Genetics, Inc.* (Biotechnology)	20,501	1,389,558
Syneos Health, Inc.* (Life Sciences Tools & Services)	11,606	544,670
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	10,019	661,254
United Therapeutics Corp.* (Biotechnology)	8,332	854,613
Vertex Pharmaceuticals, Inc.* (Biotechnology)	48,720	8,232,706
TOTAL COMMON STOCKS (Cost $76,581,360)		153,168,750

	Principal Amount	Value
Repurchase Agreements(b)(c) (19.4%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $36,760,588	$36,758,000	$36,758,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,758,000)		36,758,000

	Shares	Value
Collateral for Securities Loaned (0.3%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(d)	500,152	$500,152
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(d)	129,703	129,703
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $629,855)		629,855

TOTAL INVESTMENT SECURITIES (Cost $113,969,215) - 100.4%		190,556,605
Net other assets (liabilities) - (0.4)%		(733,672)

NET ASSETS - 100.0%		$189,822,933

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $623,454.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $24,316,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	5/23/19	2.93%	$66,992,674	$124,141
Dow Jones U.S. Biotechnology Index	UBS AG	5/23/19	2.93%	65,422,479	121,232
				$132,415,153	$245,373

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Biotechnology	$126,508,866	66.6%
Life Sciences Tools & Services	25,597,492	13.5%
Pharmaceuticals	1,062,392	0.6%
Other **	36,654,183	19.3%
Total	$189,822,933	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Bull ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (43.7%)
3M Co. (Industrial Conglomerates)	860	$162,979
A.O. Smith Corp. (Building Products)	212	11,145
Abbott Laboratories (Health Care Equipment & Supplies)	2,624	208,766
AbbVie, Inc. (Biotechnology)	2,204	174,976
ABIOMED, Inc.* (Health Care Equipment & Supplies)	67	18,586
Accenture PLC - Class A (IT Services)	953	174,085
Activision Blizzard, Inc. (Entertainment)	1,141	55,008
Adobe Systems, Inc.* (Software)	729	210,863
Advance Auto Parts, Inc. (Specialty Retail)	107	17,796
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,316	36,361
Affiliated Managers Group, Inc. (Capital Markets)	78	8,652
Aflac, Inc. (Insurance)	1,121	56,476
Agilent Technologies, Inc. (Life Sciences Tools & Services)	475	37,288
Air Products & Chemicals, Inc. (Chemicals)	328	67,499
Akamai Technologies, Inc.* (IT Services)	244	19,535
Alaska Air Group, Inc. (Airlines)	184	11,390
Albemarle Corp. (Chemicals)	158	11,859
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	168	23,922
Alexion Pharmaceuticals, Inc.* (Biotechnology)	334	45,467
Align Technology, Inc.* (Health Care Equipment & Supplies)	109	35,390
Allegion PLC (Building Products)	141	13,991
Allergan PLC (Pharmaceuticals)	467	68,649
Alliance Data Systems Corp. (IT Services)	68	10,887
Alliant Energy Corp. (Electric Utilities)	353	16,672
Alphabet, Inc.* - Class A (Interactive Media & Services)	447	535,935
Alphabet, Inc.* - Class C (Interactive Media & Services)	459	545,512
Altria Group, Inc. (Tobacco)	2,801	152,178
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	617	1,188,663
Ameren Corp. (Multi-Utilities)	366	26,634
American Airlines Group, Inc. (Airlines)	597	20,405
American Electric Power Co., Inc. (Electric Utilities)	737	63,050
American Express Co. (Consumer Finance)	1,033	121,098
American International Group, Inc. (Insurance)	1,299	61,793
American Tower Corp. (Equity Real Estate Investment Trusts)	659	128,702
American Water Works Co., Inc. (Water Utilities)	270	29,211
Ameriprise Financial, Inc. (Capital Markets)	202	29,648
AmerisourceBergen Corp. (Health Care Providers & Services)	233	17,419
AMETEK, Inc. (Electrical Equipment)	339	29,890
Amgen, Inc. (Biotechnology)	930	166,768
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	445	44,304
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	746	54,346
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	550	63,932
ANSYS, Inc.* (Software)	125	24,475
Anthem, Inc. (Health Care Providers & Services)	384	101,004
Aon PLC (Insurance)	359	64,670
Apache Corp. (Oil, Gas & Consumable Fuels)	561	18,463
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	233	11,501
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,694	1,343,284
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,419	62,535
Aptiv PLC (Auto Components)	389	33,337
Archer-Daniels-Midland Co. (Food Products)	837	37,330
Arconic, Inc. (Aerospace & Defense)	645	13,855
Arista Networks, Inc.* (Communications Equipment)	78	24,359
Arthur J. Gallagher & Co. (Insurance)	275	22,996
Assurant, Inc. (Insurance)	77	7,315
AT&T, Inc. (Diversified Telecommunication Services)	10,880	336,845
Atmos Energy Corp. (Gas Utilities)	175	17,910
Autodesk, Inc.* (Software)	327	58,275
Automatic Data Processing, Inc. (IT Services)	651	107,018
AutoZone, Inc.* (Specialty Retail)	37	38,047
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	207	41,593
Avery Dennison Corp. (Containers & Packaging)	125	13,831
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	767	18,423
Ball Corp. (Containers & Packaging)	500	29,971
Bank of America Corp. (Banks)	13,422	410,444
Baxter International, Inc. (Health Care Equipment & Supplies)	712	54,326
BB&T Corp. (Banks)	1,141	58,419
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	402	96,777
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,906	629,759
Best Buy Co., Inc. (Specialty Retail)	350	26,044
Biogen, Inc.* (Biotechnology)	294	67,397
BlackRock, Inc. - Class A (Capital Markets)	182	88,314
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	67	124,284
BorgWarner, Inc. (Auto Components)	310	12,949
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	231	31,790
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,070	76,838
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,440	113,289
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	592	188,492
Broadridge Financial Solutions, Inc. (IT Services)	173	20,436
Brown-Forman Corp. - Class B (Beverages)	248	13,216
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	204	16,524
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	632	16,362
Cadence Design Systems, Inc.* (Software)	419	29,070
Campbell Soup Co. (Food Products)	288	11,143

	Shares	Value
Common Stocks, continued
Capital One Financial Corp. (Consumer Finance)	699	$64,888
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	228	10,050
Cardinal Health, Inc. (Health Care Providers & Services)	445	21,676
CarMax, Inc.* (Specialty Retail)	254	19,776
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	598	32,806
Caterpillar, Inc. (Machinery)	860	119,900
CBOE Holdings, Inc. (Capital Markets)	168	17,070
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	467	24,317
CBS Corp. - Class B (Media)	520	26,660
Celanese Corp. (Chemicals)	191	20,607
Celgene Corp.* (Biotechnology)	1,049	99,298
Centene Corp.* (Health Care Providers & Services)	617	31,813
CenterPoint Energy, Inc. (Multi-Utilities)	749	23,219
CenturyLink, Inc. (Diversified Telecommunication Services)	1,421	16,228
Cerner Corp.* (Health Care Technology)	485	32,228
CF Industries Holdings, Inc. (Chemicals)	333	14,912
Charter Communications, Inc.* - Class A (Media)	259	96,138
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,839	340,850
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	36	24,769
Chubb, Ltd. (Insurance)	685	99,461
Church & Dwight Co., Inc. (Household Products)	367	27,507
Cigna Corp. (Health Care Providers & Services)	568	90,221
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	152	10,436
Cincinnati Financial Corp. (Insurance)	226	21,737
Cintas Corp. (Commercial Services & Supplies)	127	27,577
Cisco Systems, Inc. (Communications Equipment)	6,578	368,039
Citigroup, Inc. (Banks)	3,514	248,440
Citizens Financial Group, Inc. (Banks)	688	24,906
Citrix Systems, Inc. (Software)	187	18,880
CME Group, Inc. (Capital Markets)	535	95,711
CMS Energy Corp. (Multi-Utilities)	423	23,498
Cognizant Technology Solutions Corp. (IT Services)	859	62,673
Colgate-Palmolive Co. (Household Products)	1,288	93,754
Comcast Corp. - Class A (Media)	6,749	293,783
Comerica, Inc. (Banks)	238	18,704
ConAgra Foods, Inc. (Food Products)	726	22,346
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	300	34,614
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,695	106,988
Consolidated Edison, Inc. (Multi-Utilities)	480	41,357
Constellation Brands, Inc. - Class A (Beverages)	249	52,706
Copart, Inc.* (Commercial Services & Supplies)	300	20,196
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,176	37,456
Costco Wholesale Corp. (Food & Staples Retailing)	658	161,559
Coty, Inc. (Personal Products)(a)	674	7,293
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	621	78,109
CSX Corp. (Road & Rail)	1,158	92,212
Cummins, Inc. (Machinery)	216	35,919
CVS Health Corp. (Health Care Providers & Services)	1,938	105,388
D.R. Horton, Inc. (Household Durables)	508	22,509
Danaher Corp. (Health Care Equipment & Supplies)	939	124,362
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	185	21,756
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	189	10,440
Deere & Co. (Machinery)	476	78,840
Delta Air Lines, Inc. (Airlines)	923	53,802
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	333	17,026
Devon Energy Corp. (Oil, Gas & Consumable Fuels)(a)	655	21,052
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	231	24,576
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	311	36,608
Discover Financial Services (Consumer Finance)	491	40,012
Discovery Communications, Inc.* - Class A (Media)	235	7,262
Discovery Communications, Inc.* - Class C (Media)	539	15,502
Dish Network Corp.* - Class A (Media)	343	12,046
Dollar General Corp. (Multiline Retail)	393	49,553
Dollar Tree, Inc.* (Multiline Retail)	356	39,616
Dominion Resources, Inc. (Multi-Utilities)	1,194	92,976
Dover Corp. (Machinery)	217	21,275
Dow, Inc.* (Chemicals)	1,123	63,708
DowDuPont, Inc. (Chemicals)	3,369	129,538
DTE Energy Co. (Multi-Utilities)	272	34,193
Duke Energy Corp. (Electric Utilities)	1,086	98,956
Duke Realty Corp. (Equity Real Estate Investment Trusts)	537	16,711
DXC Technology Co. (IT Services)	401	26,362
E*TRADE Financial Corp. (Capital Markets)	368	18,643
Eastman Chemical Co. (Chemicals)	209	16,486
Eaton Corp. PLC (Electrical Equipment)	633	52,425
eBay, Inc. (Internet & Direct Marketing Retail)	1,285	49,794
Ecolab, Inc. (Chemicals)	379	69,766
Edison International (Electric Utilities)	487	31,056
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	310	54,582
Electronic Arts, Inc.* (Entertainment)	448	42,403
Eli Lilly & Co. (Pharmaceuticals)	1,293	151,333
Emerson Electric Co. (Electrical Equipment)	918	65,169
Entergy Corp. (Electric Utilities)	283	27,423
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	867	83,275
Equifax, Inc. (Professional Services)	180	22,671
Equinix, Inc. (Equity Real Estate Investment Trusts)	124	56,383

	Shares		Value
Common Stocks, continued
Equity Residential (Equity Real Estate Investment Trusts)	553		$42,260
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	98		27,685
Everest Re Group, Ltd. (Insurance)	61		14,366
Evergy, Inc. (Electric Utilities)	380		21,972
Eversource Energy (Electric Utilities)	474		33,967
Exelon Corp. (Electric Utilities)	1,449		73,827
Expedia, Inc. (Internet & Direct Marketing Retail)	175		22,722
Expeditors International of Washington, Inc. (Air Freight & Logistics)	257		20,411
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	190		19,701
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,330		508,173
F5 Networks, Inc.* (Communications Equipment)	89		13,964
Facebook, Inc.* - Class A (Interactive Media & Services)	3,565		689,472
Fastenal Co. (Trading Companies & Distributors)	428		30,196
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	111		14,857
FedEx Corp. (Air Freight & Logistics)	359		68,016
Fidelity National Information Services, Inc. (IT Services)	483		55,994
Fifth Third Bancorp (Banks)	967		27,869
First Horizon National Corp. (Banks)	—	†	6
First Republic Bank (Banks)	246		25,983
FirstEnergy Corp. (Electric Utilities)	753		31,649
Fiserv, Inc.* (IT Services)	585		51,035
FleetCor Technologies, Inc.* (IT Services)	128		33,402
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	202		10,694
Flowserve Corp. (Machinery)	196		9,610
Fluor Corp. (Construction & Engineering)	209		8,304
FMC Corp. (Chemicals)	201		15,891
Foot Locker, Inc. (Specialty Retail)	169		9,668
Ford Motor Co. (Automobiles)	5,839		61,018
Fortinet, Inc.* (Software)	217		20,272
Fortive Corp. (Machinery)	440		37,990
Fortune Brands Home & Security, Inc. (Building Products)	210		11,084
Fox Corp.* - Class A (Media)	527		20,548
Fox Corp.* - Class B (Media)	242		9,317
Franklin Resources, Inc. (Capital Markets)	442		15,289
Freeport-McMoRan, Inc. (Metals & Mining)	2,165		26,651
Garmin, Ltd. (Household Durables)	181		15,519
Gartner, Inc.* (IT Services)	134		21,302
General Dynamics Corp. (Aerospace & Defense)	405		72,382
General Electric Co. (Industrial Conglomerates)	13,008		132,291
General Mills, Inc. (Food Products)	892		45,911
General Motors Co. (Automobiles)	1,959		76,302
Genuine Parts Co. (Distributors)	218		22,354
Gilead Sciences, Inc. (Biotechnology)	1,906		123,966
Global Payments, Inc. (IT Services)	235		34,326
H & R Block, Inc. (Diversified Consumer Services)	307		8,353
Halliburton Co. (Energy Equipment & Services)	1,304		36,942
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	540		9,758
Harley-Davidson, Inc. (Automobiles)	238		8,861
Harris Corp. (Aerospace & Defense)(a)	176		29,656
Hartford Financial Services Group, Inc. (Insurance)	537		28,090
Hasbro, Inc. (Leisure Products)	173		17,622
HCA Holdings, Inc. (Health Care Providers & Services)	399		50,765
HCP, Inc. (Equity Real Estate Investment Trusts)	714		21,263
Helmerich & Payne, Inc. (Energy Equipment & Services)	163		9,539
Henry Schein, Inc.* (Health Care Providers & Services)	226		14,478
Hess Corp. (Oil, Gas & Consumable Fuels)	380		24,366
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,058		32,537
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	438		38,102
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	235		11,217
Hologic, Inc.* (Health Care Equipment & Supplies)	400		18,552
Honeywell International, Inc. (Industrial Conglomerates)	1,089		189,083
Hormel Foods Corp. (Food Products)	407		16,256
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,106		21,279
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,291		45,705
Humana, Inc. (Health Care Providers & Services)	203		51,848
Huntington Bancshares, Inc. (Banks)	1,564		21,771
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	62		13,800
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	129		29,928
IHS Markit, Ltd.* (Professional Services)	543		31,092
Illinois Tool Works, Inc. (Machinery)	451		70,189
Illumina, Inc.* (Life Sciences Tools & Services)	220		68,640
Incyte Corp.* (Biotechnology)	265		20,352
Ingersoll-Rand PLC (Machinery)	362		44,385
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,720		342,988
Intercontinental Exchange, Inc. (Capital Markets)	849		69,066
International Business Machines Corp. (IT Services)	1,330		186,559
International Flavors & Fragrances, Inc. (Chemicals)	151		20,806
International Paper Co. (Containers & Packaging)	598		27,992
Intuit, Inc. (Software)	387		97,160
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	171		87,318
Invesco, Ltd. (Capital Markets)	593		13,028
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	53		9,261
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	236		32,780

	Shares	Value
Common Stocks, continued
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	428	$13,901
J.B. Hunt Transport Services, Inc. (Road & Rail)	130	12,282
Jack Henry & Associates, Inc. (IT Services)	115	17,142
Jacobs Engineering Group, Inc. (Construction & Engineering)	175	13,639
Jefferies Financial Group, Inc. (Diversified Financial Services)	393	8,084
Johnson & Johnson (Pharmaceuticals)	3,979	561,836
Johnson Controls International PLC (Building Products)	1,364	51,150
JPMorgan Chase & Co. (Banks)	4,893	567,832
Juniper Networks, Inc. (Communications Equipment)	520	14,440
Kansas City Southern Industries, Inc. (Road & Rail)	151	18,594
Kellogg Co. (Food Products)	375	22,613
KeyCorp (Banks)	1,507	26,448
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	281	24,455
Kimberly-Clark Corp. (Household Products)	515	66,116
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	630	10,956
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,909	57,802
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	247	31,488
Kohl’s Corp. (Multiline Retail)	247	17,562
L Brands, Inc. (Specialty Retail)	341	8,743
L3 Technologies, Inc. (Aerospace & Defense)	119	26,011
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	147	23,508
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	228	47,294
Lamb Weston Holding, Inc. (Food Products)	219	15,341
Leggett & Platt, Inc. (Household Durables)	196	7,715
Lennar Corp. - Class A (Household Durables)	427	22,217
Lincoln National Corp. (Insurance)	305	20,350
Linde PLC (Chemicals)	823	148,355
LKQ Corp.* (Distributors)	470	14,147
Lockheed Martin Corp. (Aerospace & Defense)	367	122,332
Loews Corp. (Insurance)	409	20,978
Lowe’s Cos., Inc. (Specialty Retail)	1,197	135,429
LyondellBasell Industries N.V. - Class A (Chemicals)	455	40,145
M&T Bank Corp. (Banks)	207	35,204
Macy’s, Inc. (Multiline Retail)	459	10,805
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,223	20,840
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,007	61,296
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	422	57,516
Marsh & McLennan Cos., Inc. (Insurance)	755	71,188
Martin Marietta Materials, Inc. (Construction Materials)	93	20,637
Masco Corp. (Building Products)	440	17,186
MasterCard, Inc. - Class A (IT Services)	1,349	342,970
Mattel, Inc.* (Leisure Products)	516	6,290
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	409	24,540
McCormick & Co., Inc. (Food Products)	183	28,177
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,144	226,020
McKesson Corp. (Health Care Providers & Services)	287	34,225
Medtronic PLC (Health Care Equipment & Supplies)	2,004	177,976
Merck & Co., Inc. (Pharmaceuticals)	3,857	303,584
MetLife, Inc. (Insurance)	1,430	65,966
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	37	27,575
MGM Resorts International (Hotels, Restaurants & Leisure)	762	20,292
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	354	35,361
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,675	70,451
Microsoft Corp. (Software)	11,464	1,497,199
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	170	18,600
Mohawk Industries, Inc.* (Household Durables)	92	12,535
Molson Coors Brewing Co. - Class B (Beverages)	280	17,973
Mondelez International, Inc. - Class A (Food Products)	2,158	109,734
Monster Beverage Corp.* (Beverages)	584	34,806
Moody’s Corp. (Capital Markets)	248	48,762
Morgan Stanley (Capital Markets)	1,941	93,653
Motorola Solutions, Inc. (Communications Equipment)	245	35,503
MSCI, Inc. - Class A (Capital Markets)	126	28,398
Mylan N.V.* (Pharmaceuticals)	770	20,782
National Oilwell Varco, Inc. (Energy Equipment & Services)	573	14,978
Nektar Therapeutics* (Pharmaceuticals)	260	8,325
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	369	26,882
Netflix, Inc.* (Entertainment)	652	241,592
Newell Rubbermaid, Inc. (Household Durables)	581	8,355
Newmont Mining Corp. (Metals & Mining)	796	24,724
News Corp. - Class A (Media)	576	7,154
News Corp. - Class B (Media)	185	2,311
NextEra Energy, Inc. (Electric Utilities)	715	139,025
Nielsen Holdings PLC (Professional Services)	531	13,556
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,881	165,208
NiSource, Inc. (Multi-Utilities)	557	15,473
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	723	19,564
Nordstrom, Inc. (Multiline Retail)	170	6,973
Norfolk Southern Corp. (Road & Rail)	400	81,608
Northern Trust Corp. (Capital Markets)	326	32,127
Northrop Grumman Corp. (Aerospace & Defense)	254	73,637
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	325	18,327

	Shares	Value
Common Stocks, continued
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	420	$17,291
Nucor Corp. (Metals & Mining)	456	26,024
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	906	163,986
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,120	65,946
Omnicom Group, Inc. (Media)	334	26,730
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	615	41,777
Oracle Corp. (Software)	3,807	210,641
O’Reilly Automotive, Inc.* (Specialty Retail)	117	44,293
PACCAR, Inc. (Machinery)	518	37,125
Packaging Corp. of America (Containers & Packaging)	141	13,982
Parker-Hannifin Corp. (Machinery)	193	34,948
Paychex, Inc. (IT Services)	478	40,300
PayPal Holdings, Inc.* (IT Services)	1,753	197,686
Pentair PLC (Machinery)	236	9,202
People’s United Financial, Inc. (Banks)	564	9,752
PepsiCo, Inc. (Beverages)	2,099	268,777
PerkinElmer, Inc. (Life Sciences Tools & Services)	166	15,909
Perrigo Co. PLC (Pharmaceuticals)	187	8,961
Pfizer, Inc. (Pharmaceuticals)	8,296	336,901
Philip Morris International, Inc. (Tobacco)	2,323	201,079
Phillips 66 (Oil, Gas & Consumable Fuels)	627	59,107
Pinnacle West Capital Corp. (Electric Utilities)	168	16,005
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	252	41,948
PNC Financial Services Group, Inc. (Banks)	678	92,839
PPG Industries, Inc. (Chemicals)	352	41,360
PPL Corp. (Electric Utilities)	1,077	33,613
Principal Financial Group, Inc. (Insurance)	387	22,121
Prologis, Inc. (Equity Real Estate Investment Trusts)	942	72,223
Prudential Financial, Inc. (Insurance)	611	64,589
Public Service Enterprise Group, Inc. (Multi-Utilities)	755	45,036
Public Storage (Equity Real Estate Investment Trusts)	224	49,544
PulteGroup, Inc. (Household Durables)	381	11,986
PVH Corp. (Textiles, Apparel & Luxury Goods)	113	14,576
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	183	13,837
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,809	155,809
Quanta Services, Inc. (Construction & Engineering)	211	8,567
Quest Diagnostics, Inc. (Health Care Providers & Services)	201	19,372
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	79	10,395
Raymond James Financial, Inc. (Capital Markets)	190	17,398
Raytheon Co. (Aerospace & Defense)	422	74,943
Realty Income Corp. (Equity Real Estate Investment Trusts)	454	31,785
Red Hat, Inc.* (Software)	264	48,188
Regency Centers Corp. (Equity Real Estate Investment Trusts)	250	16,793
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	117	40,147
Regions Financial Corp. (Banks)	1,521	23,621
Republic Services, Inc. - Class A (Commercial Services & Supplies)	322	26,668
ResMed, Inc. (Health Care Equipment & Supplies)	214	22,365
Robert Half International, Inc. (Professional Services)	178	11,052
Rockwell Automation, Inc. (Electrical Equipment)	179	32,347
Rollins, Inc. (Commercial Services & Supplies)	220	8,507
Roper Technologies, Inc. (Industrial Conglomerates)	155	55,754
Ross Stores, Inc. (Specialty Retail)	554	54,104
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	256	30,961
S&P Global, Inc. (Capital Markets)	371	81,865
Salesforce.com, Inc.* (Software)	1,143	188,995
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	168	34,227
Schlumberger, Ltd. (Energy Equipment & Services)	2,071	88,391
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	383	18,507
Sealed Air Corp. (Containers & Packaging)	233	10,862
Sempra Energy (Multi-Utilities)	409	52,331
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	462	80,249
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	260	22,927
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	125	11,043
Snap-on, Inc. (Machinery)	83	13,967
Southwest Airlines Co. (Airlines)	743	40,293
Stanley Black & Decker, Inc. (Machinery)	226	33,132
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,858	144,329
State Street Corp. (Capital Markets)	566	38,296
Stryker Corp. (Health Care Equipment & Supplies)	462	87,276
SunTrust Banks, Inc. (Banks)	662	43,348
SVB Financial Group* (Banks)	79	19,886
Symantec Corp. (Software)	955	23,121
Synchrony Financial (Consumer Finance)	976	33,838
Synopsys, Inc.* (Software)	224	27,122
Sysco Corp. (Food & Staples Retailing)	706	49,681
T. Rowe Price Group, Inc. (Capital Markets)	353	37,948
Take-Two Interactive Software, Inc.* (Entertainment)	169	16,364
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	433	13,973
Target Corp. (Multiline Retail)	780	60,388
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	506	48,399
TechnipFMC PLC (Energy Equipment & Services)	636	15,639
Teleflex, Inc. (Health Care Equipment & Supplies)	69	19,746
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,402	165,198
Textron, Inc. (Aerospace & Defense)	351	18,603

	Shares	Value
Common Stocks, continued
The AES Corp. (Independent Power and Renewable Electricity Producers)	990	$16,949
The Allstate Corp. (Insurance)	496	49,134
The Bank of New York Mellon Corp. (Capital Markets)	1,313	65,204
The Boeing Co. (Aerospace & Defense)	785	296,486
The Charles Schwab Corp. (Capital Markets)	1,773	81,168
The Clorox Co. (Household Products)	192	30,668
The Coca-Cola Co. (Beverages)	5,750	282,095
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	74	21,454
The Estee Lauder Cos., Inc. - Class A (Personal Products)	326	56,010
The Gap, Inc. (Specialty Retail)	319	8,320
The Goldman Sachs Group, Inc. (Capital Markets)	512	105,430
The Hershey Co. (Food Products)	208	25,969
The Home Depot, Inc. (Specialty Retail)	1,688	343,845
The Interpublic Group of Cos., Inc. (Media)	575	13,225
The JM Smucker Co. - Class A (Food Products)	170	20,847
The Kraft Heinz Co. (Food Products)	929	30,880
The Kroger Co. (Food & Staples Retailing)	1,192	30,730
The Macerich Co. (Equity Real Estate Investment Trusts)	158	6,342
The Mosaic Co. (Chemicals)	530	13,838
The Nasdaq OMX Group, Inc. (Capital Markets)	173	15,951
The Procter & Gamble Co. (Household Products)	3,738	398,021
The Progressive Corp. (Insurance)	872	68,147
The Sherwin-Williams Co. (Chemicals)	122	55,489
The Southern Co. (Electric Utilities)	1,546	82,278
The TJX Cos., Inc. (Specialty Retail)	1,849	101,473
The Travelers Cos., Inc. (Insurance)	394	56,638
The Walt Disney Co. (Entertainment)	2,615	358,224
The Western Union Co. (IT Services)	651	12,655
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,810	51,277
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	601	166,747
Tiffany & Co. (Specialty Retail)	162	17,467
Torchmark Corp. (Insurance)	152	13,324
Total System Services, Inc. (IT Services)	243	24,844
Tractor Supply Co. (Specialty Retail)	181	18,734
TransDigm Group, Inc.* (Aerospace & Defense)(a)	73	35,224
TripAdvisor, Inc.* (Interactive Media & Services)	154	8,197
Twitter, Inc.* (Interactive Media & Services)	1,089	43,462
Tyson Foods, Inc. - Class A (Food Products)	441	33,079
U.S. Bancorp (Banks)	2,248	119,863
UDR, Inc. (Equity Real Estate Investment Trusts)	412	18,519
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	84	29,314
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	281	6,488
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	288	5,967
Union Pacific Corp. (Road & Rail)	1,080	191,203
United Continental Holdings, Inc.* (Airlines)	335	29,768
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,040	110,469
United Rentals, Inc.* (Trading Companies & Distributors)	119	16,769
United Technologies Corp. (Aerospace & Defense)	1,211	172,700
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,434	334,222
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	125	15,859
Unum Group (Insurance)	321	11,851
V.F. Corp. (Textiles, Apparel & Luxury Goods)	485	45,789
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	624	56,572
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	136	18,519
Ventas, Inc. (Equity Real Estate Investment Trusts)	532	32,511
VeriSign, Inc.* (IT Services)	157	31,000
Verisk Analytics, Inc. - Class A (Professional Services)	244	34,439
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,174	353,091
Vertex Pharmaceuticals, Inc.* (Biotechnology)	382	64,550
Viacom, Inc. - Class B (Entertainment)	528	15,264
Visa, Inc. - Class A (IT Services)	2,615	429,984
Vornado Realty Trust (Equity Real Estate Investment Trusts)	259	17,907
Vulcan Materials Co. (Construction Materials)	197	24,843
W.W. Grainger, Inc. (Trading Companies & Distributors)	67	18,894
Wabtec Corp. (Machinery)	199	14,740
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,198	64,177
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,127	218,740
Waste Management, Inc. (Commercial Services & Supplies)	583	62,579
Waters Corp.* (Life Sciences Tools & Services)	107	22,849
WEC Energy Group, Inc. (Multi-Utilities)	471	36,941
WellCare Health Plans, Inc.* (Health Care Providers & Services)	75	19,376
Wells Fargo & Co. (Banks)	6,118	296,172
Welltower, Inc. (Equity Real Estate Investment Trusts)	577	43,004
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	435	22,237
WestRock Co. (Containers & Packaging)	382	14,661
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,115	29,882
Whirlpool Corp. (Household Durables)	95	13,188
Willis Towers Watson PLC (Insurance)	193	35,578
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	145	20,945
Xcel Energy, Inc. (Electric Utilities)	768	43,392
Xerox Corp. (Technology Hardware, Storage & Peripherals)	299	9,975
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	378	45,413
Xylem, Inc. (Machinery)	268	22,351

	Shares	Value
Common Stocks, continued
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	458	$47,811
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	306	37,687
Zions Bancorp (Banks)	278	13,714
Zoetis, Inc. (Pharmaceuticals)	715	72,816
TOTAL COMMON STOCKS (Cost $10,457,766)		36,666,998

	Principal Amount	Value
Repurchase Agreements(b)(c) (52.4%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $44,025,100	$44,022,000	$44,022,000
TOTAL REPURCHASE AGREEMENTS (Cost $44,022,000)		44,022,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(d)	65,148	$65,148
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(d)	16,895	16,895
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $82,043)		82,043

TOTAL INVESTMENT SECURITIES (Cost $54,561,809) - 96.2%		80,771,041
Net other assets (liabilities) - 3.8%		3,229,623

NET ASSETS - 100.0%		$84,000,664

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $79,993.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $4,566,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	85	6/24/19	$12,522,625	$705,593

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/28/19	2.98%	$15,447,349	$12,034
S&P 500	UBS AG	5/28/19	2.93%	19,141,528	17,146
				$34,588,877	$29,180

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Bull ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$949,630	1.1%
Air Freight & Logistics	215,420	0.3%
Airlines	155,658	0.2%
Auto Components	46,286	0.1%
Automobiles	146,181	0.2%
Banks	2,085,222	2.6%
Beverages	669,573	0.8%
Biotechnology	802,921	1.0%
Building Products	104,556	0.1%
Capital Markets	1,001,621	1.2%
Chemicals	730,259	0.9%
Commercial Services & Supplies	145,527	0.2%
Communications Equipment	456,305	0.5%
Construction & Engineering	30,510	NM
Construction Materials	45,480	0.1%
Consumer Finance	259,836	0.3%
Containers & Packaging	111,299	0.1%
Distributors	36,501	NM
Diversified Consumer Services	8,353	NM
Diversified Financial Services	637,843	0.8%
Diversified Telecommunication Services	706,164	0.8%
Electric Utilities	712,884	0.8%
Electrical Equipment	179,831	0.2%
Electronic Equipment, Instruments & Components	174,569	0.2%
Energy Equipment & Services	183,912	0.2%
Entertainment	728,855	0.9%
Equity Real Estate Investment Trusts	1,059,850	1.3%
Food & Staples Retailing	524,887	0.6%
Food Products	419,626	0.5%
Gas Utilities	17,910	NM
Health Care Equipment & Supplies	1,207,474	1.4%
Health Care Providers & Services	941,614	1.1%
Health Care Technology	32,228	NM
Hotels, Restaurants & Leisure	683,634	0.8%
Household Durables	114,024	0.1%
Household Products	616,066	0.7%
Independent Power and Renewable Electricity Producers	34,240	NM
Industrial Conglomerates	540,107	0.6%
Insurance	876,768	1.0%
Interactive Media & Services	1,822,578	2.3%
Internet & Direct Marketing Retail	1,385,463	1.6%
IT Services	1,900,195	2.4%
Leisure Products	23,912	NM
Life Sciences Tools & Services	371,788	0.4%
Machinery	583,573	0.7%
Media	530,676	0.6%
Metals & Mining	77,399	0.1%
Multiline Retail	184,897	0.2%
Multi-Utilities	391,658	0.5%
Oil, Gas & Consumable Fuels	1,730,847	2.1%
Personal Products	63,303	0.1%
Pharmaceuticals	1,646,475	2.0%
Professional Services	112,810	0.1%
Real Estate Management & Development	24,317	NM
Road & Rail	395,899	0.5%
Semiconductors & Semiconductor Equipment	1,470,612	1.8%
Software	2,454,261	3.0%
Specialty Retail	873,053	1.0%
Technology Hardware, Storage & Peripherals	1,499,127	1.8%
Textiles, Apparel & Luxury Goods	282,204	0.3%
Tobacco	353,257	0.4%
Trading Companies & Distributors	65,859	0.1%
Water Utilities	29,211	NM
Other **	47,333,666	56.3%
Total	$84,000,664	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Consumer Goods UltraSector ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (74.2%)
Activision Blizzard, Inc. (Entertainment)	1,494	$72,026
Adient PLC (Auto Components)	171	3,950
Altria Group, Inc. (Tobacco)	3,664	199,065
Aptiv PLC (Auto Components)	508	43,535
Archer-Daniels-Midland Co. (Food Products)	1,096	48,882
Autoliv, Inc. (Auto Components)	171	13,422
B&G Foods, Inc. - Class A (Food Products)(a)	130	3,380
BorgWarner, Inc. (Auto Components)	406	16,959
Brown-Forman Corp. - Class B (Beverages)	326	17,373
Brunswick Corp. (Leisure Products)	170	8,706
Bunge, Ltd. (Food Products)	276	14,465
Campbell Soup Co. (Food Products)	378	14,625
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	299	13,180
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	89	9,426
Church & Dwight Co., Inc. (Household Products)	481	36,051
Colgate-Palmolive Co. (Household Products)	1,685	122,651
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	57	5,698
ConAgra Foods, Inc. (Food Products)	950	29,241
Constellation Brands, Inc. - Class A (Beverages)	325	68,793
Coty, Inc. (Personal Products)(a)	882	9,543
D.R. Horton, Inc. (Household Durables)	665	29,465
Dana Holding Corp. (Auto Components)	281	5,480
Darling Ingredients, Inc.* (Food Products)	323	7,045
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	57	9,018
Delphi Technologies PLC (Auto Components)	174	3,851
Edgewell Personal Care Co.* (Personal Products)	107	4,412
Electronic Arts, Inc.* (Entertainment)	585	55,370
Energizer Holdings, Inc. (Household Products)	125	5,986
Flowers Foods, Inc. (Food Products)	360	7,826
Ford Motor Co. (Automobiles)	7,640	79,838
Garrett Motion, Inc.* (Auto Components)	146	2,745
General Mills, Inc. (Food Products)	1,166	60,014
General Motors Co. (Automobiles)	2,563	99,828
Gentex Corp. (Auto Components)	508	11,699
Genuine Parts Co. (Distributors)	286	29,326
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	707	12,775
Harley-Davidson, Inc. (Automobiles)	312	11,616
Hasbro, Inc. (Leisure Products)	227	23,122
Helen of Troy, Ltd.* (Household Durables)	50	7,200
Herbalife, Ltd.* (Personal Products)	200	10,570
Herman Miller, Inc. (Commercial Services & Supplies)	116	4,503
HNI Corp. (Commercial Services & Supplies)	86	3,157
Hormel Foods Corp. (Food Products)	533	21,288
Ingredion, Inc. (Food Products)	130	12,318
Jefferies Financial Group, Inc. (Diversified Financial Services)	515	10,594
Kellogg Co. (Food Products)	491	29,607
Keurig Dr Pepper, Inc. (Beverages)	358	10,407
Kimberly-Clark Corp. (Household Products)	673	86,400
Lamb Weston Holding, Inc. (Food Products)	287	20,104
Lancaster Colony Corp. (Food Products)	39	5,800
Lear Corp. (Auto Components)	122	17,445
Leggett & Platt, Inc. (Household Durables)	257	10,116
Lennar Corp. - Class A (Household Durables)	560	29,137
Lennar Corp. - Class B (Household Durables)	32	1,335
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	206	36,328
Mattel, Inc.* (Leisure Products)	676	8,240
McCormick & Co., Inc. (Food Products)	239	36,799
Mohawk Industries, Inc.* (Household Durables)	120	16,350
Molson Coors Brewing Co. - Class B (Beverages)	367	23,558
Mondelez International, Inc. - Class A (Food Products)	2,823	143,549
Monster Beverage Corp.* (Beverages)	765	45,594
National Beverage Corp. (Beverages)	24	1,344
Newell Rubbermaid, Inc. (Household Durables)	761	10,943
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,461	216,150
Nu Skin Enterprises, Inc. - Class A (Personal Products)	109	5,545
NVR, Inc.* (Household Durables)	6	18,915
PepsiCo, Inc. (Beverages)	2,745	351,497
Performance Food Group Co.* (Food & Staples Retailing)	207	8,477
Philip Morris International, Inc. (Tobacco)	3,038	262,969
Pilgrim’s Pride Corp.* (Food Products)	103	2,772
Polaris Industries, Inc. (Leisure Products)	112	10,797
Pool Corp. (Distributors)	77	14,148
Post Holdings, Inc.* (Food Products)	130	14,661
PulteGroup, Inc. (Household Durables)	499	15,699
PVH Corp. (Textiles, Apparel & Luxury Goods)	148	19,091
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	103	13,553
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	262	8,295
Spectrum Brands Holdings, Inc. (Household Products)	89	5,480
Stanley Black & Decker, Inc. (Machinery)	296	43,394
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	153	5,562
Take-Two Interactive Software, Inc.* (Entertainment)	221	21,399
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	568	18,329
Tempur Sealy International, Inc.* (Household Durables)	90	5,526
Tenneco, Inc. (Auto Components)	99	2,170
Tesla Motors, Inc.* (Automobiles)	266	63,492
The Clorox Co. (Household Products)	250	39,933
The Coca-Cola Co. (Beverages)	7,522	369,028
The Estee Lauder Cos., Inc. - Class A (Personal Products)	426	73,191
The Goodyear Tire & Rubber Co. (Auto Components)	455	8,741
The Hain Celestial Group, Inc.* (Food Products)	176	3,840
The Hershey Co. (Food Products)	272	33,959

	Shares	Value
Common Stocks, continued
The JM Smucker Co. - Class A (Food Products)	222	$27,224
The Kraft Heinz Co. (Food Products)	1,216	40,420
The Procter & Gamble Co. (Household Products)	4,890	520,687
Thor Industries, Inc. (Automobiles)	102	6,719
Toll Brothers, Inc. (Household Durables)	263	10,020
TreeHouse Foods, Inc.* (Food Products)	110	7,368
Tupperware Brands Corp. (Household Durables)	97	2,309
Tyson Foods, Inc. - Class A (Food Products)	578	43,356
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	368	8,497
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	378	7,832
US Foods Holding Corp.* (Food & Staples Retailing)	426	15,570
V.F. Corp. (Textiles, Apparel & Luxury Goods)	634	59,856
Veoneer, Inc.* (Auto Components)(a)	172	3,796
Visteon Corp.* (Auto Components)	55	3,631
WABCO Holdings, Inc.* (Machinery)	101	13,376
Whirlpool Corp. (Household Durables)	125	17,353
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	180	6,626
TOTAL COMMON STOCKS (Cost $2,433,549)		4,264,326

	Principal Amount	Value
Repurchase Agreements(b)(c) (25.3%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $1,456,102	$1,456,000	$1,456,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,456,000)		1,456,000

	Shares	Value
Collateral for Securities Loaned (0.2%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(d)	10,378	$10,378
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(d)	2,691	2,691
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $13,069)		13,069

TOTAL INVESTMENT SECURITIES (Cost $3,902,618) - 99.7%		5,733,395
Net other assets (liabilities) - 0.3%		15,628

NET ASSETS - 100.0%		$5,749,023

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $12,594.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $840,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	5/23/19	2.93%	$2,572,579	$29,037
Dow Jones U.S. Consumer Goods Index	UBS AG	5/23/19	2.78%	1,895,959	20,156
				$4,468,538	$49,193

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Goods UltraSector ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Auto Components	$137,424	2.4%
Automobiles	261,493	4.5%
Beverages	887,594	15.6%
Commercial Services & Supplies	7,660	0.1%
Distributors	43,474	0.8%
Diversified Financial Services	10,594	0.2%
Entertainment	148,795	2.6%
Food & Staples Retailing	24,047	0.4%
Food Products	628,543	10.9%
Household Durables	174,368	3.0%
Household Products	817,188	14.2%
Leisure Products	50,865	0.9%
Machinery	56,770	1.0%
Personal Products	103,261	1.8%
Textiles, Apparel & Luxury Goods	450,216	7.8%
Tobacco	462,034	8.0%
Other **	1,484,697	25.8%
Total	$5,749,023	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Services UltraSector ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (76.9%)
Aaron’s, Inc. (Specialty Retail)	742	$41,322
Adtalem Global Education, Inc.* (Diversified Consumer Services)	638	31,466
Advance Auto Parts, Inc. (Specialty Retail)	792	131,725
Alaska Air Group, Inc. (Airlines)	1,359	84,122
Allegiant Travel Co. (Airlines)	142	20,857
Altice USA, Inc. (Media)	1,332	31,382
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4,558	8,781,079
AMC Networks, Inc.* - Class A (Media)	494	28,855
AMERCO (Road & Rail)	85	31,720
American Airlines Group, Inc. (Airlines)	4,413	150,836
American Eagle Outfitters, Inc. (Specialty Retail)	1,851	44,017
AmerisourceBergen Corp. (Health Care Providers & Services)	1,725	128,961
Aramark (Hotels, Restaurants & Leisure)	2,719	84,507
AutoNation, Inc.* (Specialty Retail)	636	26,667
AutoZone, Inc.* (Specialty Retail)	276	283,814
Avis Budget Group, Inc.* (Road & Rail)	702	24,956
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	755	28,433
Bed Bath & Beyond, Inc. (Specialty Retail)	1,517	25,349
Best Buy Co., Inc. (Specialty Retail)	2,586	192,424
Big Lots, Inc. (Multiline Retail)	442	16,425
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,008	20,150
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	497	921,930
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	881	25,355
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	647	82,914
Brinker International, Inc. (Hotels, Restaurants & Leisure)	414	17,707
Burlington Stores, Inc.* (Specialty Retail)	745	125,838
Cable One, Inc. (Media)	54	57,269
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	6,438	60,260
Cardinal Health, Inc. (Health Care Providers & Services)	3,292	160,353
CarMax, Inc.* (Specialty Retail)	1,878	146,221
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	4,422	242,591
Casey’s General Stores, Inc. (Food & Staples Retailing)	404	53,469
CBS Corp. - Class B (Media)	3,839	196,826
Charter Communications, Inc.* - Class A (Media)	1,916	711,200
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	269	185,083
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	377	31,306
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	391	39,432
Cinemark Holdings, Inc. (Entertainment)	1,176	49,451
Comcast Corp. - Class A (Media)	49,881	2,171,319
Copart, Inc.* (Commercial Services & Supplies)	2,217	149,248
Costco Wholesale Corp. (Food & Staples Retailing)	4,864	1,194,259
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	265	44,716
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,364	160,406
Delta Air Lines, Inc. (Airlines)	6,823	397,712
Dick’s Sporting Goods, Inc. (Specialty Retail)	815	30,155
Dillard’s, Inc. - Class A (Multiline Retail)(a)	204	13,964
Discovery Communications, Inc.* - Class A (Media)	1,734	53,581
Discovery Communications, Inc.* - Class C (Media)	3,980	114,465
Dish Network Corp.* - Class A (Media)	2,534	88,994
Dollar General Corp. (Multiline Retail)	2,903	366,039
Dollar Tree, Inc.* (Multiline Retail)	2,628	292,444
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	453	122,573
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	912	68,063
Expedia, Inc. (Internet & Direct Marketing Retail)	1,291	167,623
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	2,079	37,235
Five Below, Inc.* (Specialty Retail)	616	90,176
Floor & Decor Holdings, Inc.* (Specialty Retail)	635	30,493
Foot Locker, Inc. (Specialty Retail)	1,247	71,341
Fox Corp.* - Class A (Media)	3,895	151,866
Fox Corp.* - Class B (Media)	1,792	68,992
frontdoor, Inc.* - Class A (Diversified Consumer Services)	746	26,289
GCI Liberty, Inc.* (Media)	1,086	64,747
Graham Holdings Co. - Class B (Diversified Consumer Services)	49	36,428
Grand Canyon Education, Inc.* (Diversified Consumer Services)	533	61,769
Groupon, Inc.* (Internet & Direct Marketing Retail)	4,534	15,960
H & R Block, Inc. (Diversified Consumer Services)	2,269	61,739
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	1,069	34,251
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	3,234	281,326
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	430	32,994
IHS Markit, Ltd.* (Professional Services)	4,014	229,842
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	285	21,974
JetBlue Airways Corp.* (Airlines)	3,385	62,792
John Wiley & Sons, Inc. - Class A (Media)	499	23,044
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,468	82,913
Kohl’s Corp. (Multiline Retail)	1,824	129,686
L Brands, Inc. (Specialty Retail)	2,521	64,638
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	4,068	272,759
Liberty Broadband Corp.* - Class A (Media)	291	28,631
Liberty Broadband Corp.* - Class C (Media)	1,685	166,326
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	602	27,945
Liberty Global PLC* - Class A (Media)	2,257	60,962
Liberty Global PLC* - Class C (Media)	6,577	171,989
Liberty Latin America, Ltd.* - Class A (Media)	476	9,963

	Shares	Value
Common Stocks, continued
Liberty Latin America, Ltd.* - Class C (Media)	1,326	$27,634
Liberty Media Group* - Class A (Entertainment)	283	10,686
Liberty Media Group* - Class C (Entertainment)	2,240	86,934
Liberty SiriusXM Group* - Class A (Media)	919	36,705
Liberty SiriusXM Group* - Class C (Media)	1,756	70,521
Lions Gate Entertainment Corp. - Class A (Entertainment)	609	8,885
Lions Gate Entertainment Corp. - Class B (Entertainment)	1,174	15,966
Lithia Motors, Inc. - Class A (Specialty Retail)	247	28,039
Live Nation Entertainment, Inc.* (Entertainment)	1,527	99,774
LiveRamp Holdings, Inc.* (IT Services)	754	43,981
LKQ Corp.* (Distributors)	3,475	104,598
Lowe’s Cos., Inc. (Specialty Retail)	8,846	1,000,836
Macy’s, Inc. (Multiline Retail)	3,395	79,918
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	3,114	424,832
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	434	45,843
McDonald’s Corp. (Hotels, Restaurants & Leisure)	8,453	1,670,058
Meredith Corp. (Media)	441	26,019
MGM Resorts International (Hotels, Restaurants & Leisure)	5,632	149,980
Murphy USA, Inc.* (Specialty Retail)	331	28,291
National Vision Holdings, Inc.* (Specialty Retail)	698	18,846
Netflix, Inc.* (Entertainment)	4,822	1,786,744
News Corp. - Class A (Media)	4,254	52,835
News Corp. - Class B (Media)	1,366	17,061
Nexstar Broadcasting Group, Inc. - Class A (Media)	504	58,993
Nordstrom, Inc. (Multiline Retail)	1,193	48,937
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,404	135,562
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	570	54,515
Omnicom Group, Inc. (Media)	2,471	197,754
O’Reilly Automotive, Inc.* (Specialty Retail)	866	327,842
Penske Automotive Group, Inc. (Specialty Retail)(a)	403	18,506
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	931	70,477
Qurate Retail, Inc.* - Class A (Internet & Direct Marketing Retail)	4,639	79,095
Rite Aid Corp.* (Food & Staples Retailing)(a)	595	5,450
Rollins, Inc. (Commercial Services & Supplies)	1,627	62,916
Ross Stores, Inc. (Specialty Retail)	4,093	399,722
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,894	229,060
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,331	23,559
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	610	14,109
Service Corp. International (Diversified Consumer Services)	2,002	83,304
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,498	73,447
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	376	16,480
Signet Jewelers, Ltd. (Specialty Retail)	572	13,259
Sinclair Broadcast Group, Inc. - Class A (Media)	731	33,472
Sirius XM Holdings, Inc. (Media)	18,312	106,393
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	789	41,888
Sotheby’s* - Class A (Diversified Consumer Services)	363	15,311
Southwest Airlines Co. (Airlines)	5,493	297,885
Spirit Airlines, Inc.* (Airlines)	755	41,057
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,370	29,345
Starbucks Corp. (Hotels, Restaurants & Leisure)	13,735	1,066,935
Sysco Corp. (Food & Staples Retailing)	5,217	367,120
Target Corp. (Multiline Retail)	5,763	446,171
TEGNA, Inc. (Media)	2,382	37,921
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	736	39,751
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	461	22,875
The Gap, Inc. (Specialty Retail)	2,358	61,497
The Home Depot, Inc. (Specialty Retail)	12,475	2,541,157
The Interpublic Group of Cos., Inc. (Media)	4,250	97,750
The Kroger Co. (Food & Staples Retailing)	8,810	227,122
The Madison Square Garden Co.* - Class A (Entertainment)	191	59,676
The Michaels Cos., Inc.* (Specialty Retail)	991	11,139
The New York Times Co. - Class A (Media)	1,567	51,946
The TJX Cos., Inc. (Specialty Retail)	13,668	750,100
The Walt Disney Co. (Entertainment)	22,145	3,033,189
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,008	37,369
Tiffany & Co. (Specialty Retail)	1,198	129,168
Tractor Supply Co. (Specialty Retail)	1,340	138,690
Tribune Media Co. - Class A (Media)	891	41,164
TripAdvisor, Inc.* (Interactive Media & Services)	1,134	60,363
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	622	217,066
United Continental Holdings, Inc.* (Airlines)	2,474	219,840
Urban Outfitters, Inc.* (Specialty Retail)	832	24,735
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	446	102,067
Viacom, Inc. - Class A (Entertainment)	98	3,396
Viacom, Inc. - Class B (Entertainment)	3,905	112,894
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	8,857	474,469
Wal-Mart Stores, Inc. (Food & Staples Retailing)	15,722	1,616,851
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	689	111,721
Weight Watchers International, Inc.* (Diversified Consumer Services)	427	8,719
Williams-Sonoma, Inc. (Specialty Retail)	886	50,653
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	1,043	45,433
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,081	60,233
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	1,070	154,562
Yelp, Inc.* (Interactive Media & Services)	833	33,370

	Shares	Value
Common Stocks, continued
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	3,385	$353,360
TOTAL COMMON STOCKS (Cost $21,647,221)		42,294,699

	Principal Amount	Value
Repurchase Agreements(b)(c) (25.0%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $13,741,968	$13,741,000	$13,741,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,741,000)		13,741,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(d)	15,790	$15,790
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(d)	4,095	4,095
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $19,885)		19,885

TOTAL INVESTMENT SECURITIES (Cost $35,408,106) - 101.9%		56,055,584
Net other assets (liabilities) - (1.9)%		(1,040,494)

NET ASSETS - 100.0%		$55,015,090

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $18,986.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $7,224,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.
NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	5/23/19	2.93%	$20,303,553	$68,531
Dow Jones U.S. Consumer Services Index	UBS AG	5/23/19	2.78%	20,011,468	57,535
				$40,315,021	$126,066

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Services UltraSector ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Airlines	$1,275,102	2.3%
Commercial Services & Supplies	295,077	0.5%
Distributors	104,598	0.2%
Diversified Consumer Services	481,386	0.9%
Entertainment	5,267,595	9.6%
Food & Staples Retailing	3,968,085	7.2%
Health Care Providers & Services	289,314	0.5%
Hotels, Restaurants & Leisure	6,447,082	11.7%
Interactive Media & Services	93,733	0.2%
Internet & Direct Marketing Retail	10,121,832	18.4%
IT Services	43,981	0.1%
Media	5,056,579	9.2%
Multiline Retail	1,448,099	2.6%
Professional Services	229,842	0.4%
Road & Rail	56,676	0.1%
Specialty Retail	7,087,285	12.9%
Trading Companies & Distributors	28,433	0.1%
Other **	12,720,391	23.1%
Total	$55,015,090	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Europe 30 ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (100.1%)
Amarin Corp. PLC*ADR (Biotechnology)	7,067	$132,153
Anheuser-Busch InBev N.V.ADR (Beverages)(a)	3,378	300,439
ArcelorMittalNYS - Class A (Metals & Mining)	5,253	114,726
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	1,061	221,558
AstraZeneca PLCADR (Pharmaceuticals)	5,064	190,710
Banco Santander S.A.ADR (Banks)	36,843	183,847
Barclays PLCADR (Banks)	16,168	138,398
BP PLCADR (Oil, Gas & Consumable Fuels)	5,998	262,293
British American Tobacco PLCADR (Tobacco)	5,120	200,704
Diageo PLCADR (Beverages)	1,249	210,631
Equinor ASAADR (Oil, Gas & Consumable Fuels)	7,863	174,480
EricssonADR (Communications Equipment)	13,846	137,075
GlaxoSmithKline PLCADR (Pharmaceuticals)	4,936	203,017
Grifols SAADR (Biotechnology)	5,743	109,921
GW Pharmaceuticals PLC*ADR (Pharmaceuticals)	873	147,808
HSBC Holdings PLCADR (Banks)	6,429	280,111
ING Groep N.V.ADR (Banks)	12,295	156,884
Koninklijke Philips N.V.NYS (Health Care Equipment & Supplies)	3,504	150,672
National Grid PLCADR (Multi-Utilities)	2,505	137,074
Nokia Corp.ADR (Communications Equipment)	21,299	112,459
NOVO Nordisk A/SADR (Pharmaceuticals)	3,934	192,805
Rio Tinto PLCADR (Metals & Mining)	3,625	213,513
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	6,181	392,679
Ryanair Holdings PLC*ADR (Airlines)	1,505	116,848
S.A.P. SEADR (Software)	2,252	290,193
SanofiADR (Pharmaceuticals)	4,180	182,791
Tenaris S.A.ADR (Energy Equipment & Services)	4,749	131,737
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	4,371	243,334
Unilever N.V.NYS (Personal Products)	4,808	290,932
Vodafone Group PLCADR (Wireless Telecommunication Services)	7,305	135,289
TOTAL COMMON STOCKS (Cost $4,625,838)		5,755,081

	Principal Amount	Value
Repurchase Agreements(b) (0.8%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $45,003	$45,000	$45,000
TOTAL REPURCHASE AGREEMENTS (Cost $45,000)		45,000

	Shares	Value
Collateral for Securities Loaned (4.6%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(c)	208,897	$208,897
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(c)	54,173	54,173
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $263,070)		263,070

TOTAL INVESTMENT SECURITIES (Cost $4,933,908) - 105.5%		6,063,151
Net other assets (liabilities) - (5.5)%		(314,926)

NET ASSETS - 100.0%		$5,748,225

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $259,972.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.
NYS	New York Shares
ADR	American Depositary Receipt

Europe 30 ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Airlines	$116,848	2.0%
Banks	759,240	13.2%
Beverages	511,071	8.9%
Biotechnology	242,074	4.2%
Communications Equipment	249,534	4.3%
Energy Equipment & Services	131,737	2.3%
Health Care Equipment & Supplies	150,672	2.6%
Metals & Mining	328,238	5.7%
Multi-Utilities	137,074	2.4%
Oil, Gas & Consumable Fuels	1,072,785	18.6%
Personal Products	290,932	5.1%
Pharmaceuticals	917,132	16.0%
Semiconductors & Semiconductor Equipment	221,558	3.9%
Software	290,193	5.0%
Tobacco	200,704	3.5%
Wireless Telecommunication Services	135,289	2.4%
Other **	(6,856)	(0.1)%
Total	$5,748,225	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of April 30, 2019:

	Value	% of Net Assets
Belgium	$300,439	5.2%
Denmark	192,805	3.4%
Finland	112,459	2.0%
France	426,125	7.4%
Germany	290,193	5.1%
Ireland	249,001	4.3%
Luxembourg	246,463	4.3%
Netherlands	921,793	16.0%
Norway	174,480	3.0%
Spain	293,768	5.1%
Sweden	137,075	2.4%
United Kingdom	2,410,480	41.9%
Other **	(6,856)	(0.1)%
Total	$5,748,225	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Falling U.S. Dollar ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.8%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $7,981,562	$7,981,000	$7,981,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,981,000)		7,981,000

TOTAL INVESTMENT SECURITIES (Cost $7,981,000) - 99.8%		7,981,000
Net other assets (liabilities) - 0.2%		16,076

NET ASSETS - 100.0%		$7,997,076

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $266,000.

As of April 30, 2019, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	141,599	U.S. dollar	$186,042	5/10/19	$184,720	$(1,322)
Canadian dollar	204,954	U.S. dollar	153,811	5/10/19	153,050	(761)
Euro	799,223	U.S. dollar	900,493	5/10/19	896,970	(3,523)
Japanese yen	22,661,961	U.S. dollar	203,458	5/10/19	203,644	186
Swedish krona	555,509	U.S. dollar	60,043	5/10/19	58,563	(1,480)
Swiss franc	54,276	U.S. dollar	54,463	5/10/19	53,344	(1,119)
Total Long Contracts			$1,558,310		$1,550,291	$(8,019)

As of April 30, 2019, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$114,040	British pound	87,987	5/10/19	$114,781	$(741)
U.S. dollar	89,151	Canadian dollar	119,653	5/10/19	89,351	(200)
U.S. dollar	558,588	Euro	498,400	5/10/19	559,356	(768)
U.S. dollar	135,415	Japanese yen	15,100,015	5/10/19	135,691	(276)
U.S. dollar	40,105	Swedish krona	377,213	5/10/19	39,767	338
U.S. dollar	33,072	Swiss franc	33,547	5/10/19	32,971	101
Total Short Contracts	$970,371				$971,917	$(1,546)

Long:
British pound	680,558	U.S. dollar	$884,448	5/10/19	$887,808	$3,360
Canadian dollar	891,239	U.S. dollar	663,923	5/10/19	665,536	1,613
Euro	3,815,500	U.S. dollar	4,268,767	5/10/19	4,282,146	13,379
Japanese yen	113,374,833	U.S. dollar	1,016,946	5/10/19	1,018,805	1,859
Swedish krona	3,004,555	U.S. dollar	318,815	5/10/19	316,748	(2,067)
Swiss franc	271,559	U.S. dollar	268,775	5/10/19	266,893	(1,882)
Total Long Contracts			$7,421,674		$7,437,936	$16,262

			Total unrealized appreciation			$20,836
			Total unrealized (depreciation)			(14,139)
		Total net unrealized appreciation/(depreciation)				$6,697

Financials UltraSector ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (77.2%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	91	$2,570
Affiliated Managers Group, Inc. (Capital Markets)	58	6,433
Aflac, Inc. (Insurance)	833	41,967
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	596	10,603
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	125	17,799
Alleghany Corp.* (Insurance)	16	10,510
Ally Financial, Inc. (Consumer Finance)	447	13,280
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	152	7,174
American Express Co. (Consumer Finance)	768	90,032
American Financial Group, Inc. (Insurance)	78	8,075
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	286	6,858
American International Group, Inc. (Insurance)	966	45,953
American Tower Corp. (Equity Real Estate Investment Trusts)	490	95,696
Ameriprise Financial, Inc. (Capital Markets)	150	22,016
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	1,555	15,691
Aon PLC (Insurance)	267	48,097
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	201	9,921
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	239	3,932
Arch Capital Group, Ltd.* (Insurance)	447	15,100
Arthur J. Gallagher & Co. (Insurance)	204	17,058
Associated Banc-Corp. (Banks)	183	4,152
Assurant, Inc. (Insurance)	58	5,510
Assured Guaranty, Ltd. (Insurance)	117	5,581
Athene Holding, Ltd.* (Insurance)	141	6,368
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	154	30,943
AXA Equitable Holdings, Inc. (Diversified Financial Services)	232	5,264
Axis Capital Holdings, Ltd. (Insurance)	93	5,287
BancorpSouth Bank (Banks)	101	3,078
Bank of America Corp. (Banks)	9,977	305,098
Bank of Hawaii Corp. (Banks)	46	3,789
Bank OZK (Banks)	134	4,375
BankUnited, Inc. (Banks)	110	4,024
BB&T Corp. (Banks)	848	43,418
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,160	468,093
BGC Partners, Inc. - Class A (Capital Markets)	298	1,609
BlackRock, Inc. - Class A (Capital Markets)	135	65,507
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	137	4,876
BOK Financial Corp. (Banks)	35	3,050
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	172	23,671
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	196	3,016
Brighthouse Financial, Inc.* (Insurance)	130	5,433
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	332	5,936
Brown & Brown, Inc. (Insurance)	258	8,192
Camden Property Trust (Equity Real Estate Investment Trusts)	107	10,770
Capital One Financial Corp. (Consumer Finance)	520	48,271
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	157	2,167
Cathay General Bancorp, Inc. (Banks)	85	3,127
CBOE Holdings, Inc. (Capital Markets)	125	12,701
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	347	18,068
Chemical Financial Corp. (Banks)	79	3,470
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	208	3,987
Chubb, Ltd. (Insurance)	509	73,906
Cincinnati Financial Corp. (Insurance)	168	16,158
CIT Group, Inc. (Banks)	112	5,966
Citigroup, Inc. (Banks)	2,612	184,668
Citizens Financial Group, Inc. (Banks)	511	18,498
CME Group, Inc. (Capital Markets)	397	71,022
CNA Financial Corp. (Insurance)	30	1,390
CNO Financial Group, Inc. (Insurance)	179	2,962
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	545	2,801
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	130	2,952
Comerica, Inc. (Banks)	177	13,910
Commerce Bancshares, Inc. (Banks)	110	6,647
Corecivic, Inc. (Equity Real Estate Investment Trusts)	132	2,747
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	41	4,486
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	122	3,401
CoStar Group, Inc.* (Professional Services)	40	19,850
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	467	4,469
Credit Acceptance Corp.* (Consumer Finance)	13	6,451
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	462	58,109
CubeSmart (Equity Real Estate Investment Trusts)	207	6,605
Cullen/Frost Bankers, Inc. (Banks)	70	7,118
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	120	6,683
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	224	2,433
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	231	27,191
Discover Financial Services (Consumer Finance)	365	29,744
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	180	7,414
Duke Realty Corp. (Equity Real Estate Investment Trusts)	399	12,417
E*TRADE Financial Corp. (Capital Markets)	274	13,881
East West Bancorp, Inc. (Banks)	161	8,288
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	41	4,688
Eaton Vance Corp. (Capital Markets)	128	5,321
Enstar Group, Ltd.* (Insurance)	17	3,013
EPR Properties (Equity Real Estate Investment Trusts)	83	6,545
Equinix, Inc. (Equity Real Estate Investment Trusts)	93	42,287

	Shares	Value
Common Stocks, continued
Equity Commonwealth (Equity Real Estate Investment Trusts)	135	$4,293
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	100	11,670
Equity Residential (Equity Real Estate Investment Trusts)	411	31,409
Erie Indemnity Co. - Class A (Insurance)	22	4,165
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	109	5,172
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	73	20,623
Evercore Partners, Inc. - Class A (Capital Markets)	46	4,482
Everest Re Group, Ltd. (Insurance)	45	10,598
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	141	14,620
F.N.B. Corp. (Banks)	360	4,367
FactSet Research Systems, Inc. (Capital Markets)	42	11,587
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	83	11,110
Federated Investors, Inc. - Class B (Capital Markets)	106	3,257
Fifth Third Bancorp (Banks)	855	24,641
First American Financial Corp. (Insurance)	124	7,075
First Citizens BancShares, Inc. - Class A (Banks)	10	4,483
First Financial Bankshares, Inc. (Banks)	75	4,614
First Hawaiian, Inc. (Banks)	100	2,765
First Horizon National Corp. (Banks)	354	5,338
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	141	4,973
First Republic Bank (Banks)	183	19,328
FirstCash, Inc. (Consumer Finance)	48	4,689
FNF Group (Insurance)	306	12,225
Franklin Resources, Inc. (Capital Markets)	328	11,346
Fulton Financial Corp. (Banks)	189	3,260
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	224	9,045
Genworth Financial, Inc.* - Class A (Insurance)	556	2,107
Glacier Bancorp, Inc. (Banks)	94	4,003
Green Dot Corp.* - Class A (Consumer Finance)	53	3,380
Hancock Holding Co. (Banks)	95	4,155
Hartford Financial Services Group, Inc. (Insurance)	399	20,872
HCP, Inc. (Equity Real Estate Investment Trusts)	531	15,813
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	139	4,292
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	228	6,288
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	115	5,127
Home BancShares, Inc. (Banks)	172	3,301
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	183	4,758
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	822	15,815
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	171	5,961
Huntington Bancshares, Inc. (Banks)	1,163	16,189
IBERIABANK Corp. (Banks)	62	4,929
Interactive Brokers Group, Inc. - Class A (Capital Markets)	83	4,502
Intercontinental Exchange, Inc. (Capital Markets)	631	51,332
International Bancshares Corp. (Banks)	60	2,488
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	142	2,317
Invesco, Ltd. (Capital Markets)	441	9,689
Investors Bancorp, Inc. (Banks)	261	3,067
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	330	8,204
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	318	10,329
Janus Henderson Group PLC (Capital Markets)	183	4,588
JBG Smith Properties (Equity Real Estate Investment Trusts)	132	5,617
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	51	7,883
JPMorgan Chase & Co. (Banks)	3,637	422,075
Kemper Corp. (Insurance)	68	6,112
KeyCorp (Banks)	1,120	19,656
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	112	8,614
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	468	8,139
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	95	7,854
Lazard, Ltd. - Class A (Capital Markets)	144	5,599
Legg Mason, Inc. (Capital Markets)	95	3,178
Lexington Realty Trust (Equity Real Estate Investment Trusts)	232	2,104
Liberty Property Trust (Equity Real Estate Investment Trusts)	164	8,141
Life Storage, Inc. (Equity Real Estate Investment Trusts)	52	4,955
Lincoln National Corp. (Insurance)	227	15,145
Loews Corp. (Insurance)	304	15,592
LPL Financial Holdings, Inc. (Capital Markets)	95	7,039
M&T Bank Corp. (Banks)	154	26,191
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	100	2,328
Markel Corp.* (Insurance)	15	16,073
MarketAxess Holdings, Inc. (Capital Markets)	42	11,690
Marsh & McLennan Cos., Inc. (Insurance)	561	52,896
MasterCard, Inc. - Class A (IT Services)	1,003	255,003
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	423	7,386
Mercury General Corp. (Insurance)	30	1,613
MetLife, Inc. (Insurance)	1,063	49,036
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	500	3,755
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	395	5,782
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	126	13,786
Moody’s Corp. (Capital Markets)	185	36,375
Morgan Stanley (Capital Markets)	1,442	69,576
Morningstar, Inc. (Capital Markets)(a)	20	2,869
MSCI, Inc. - Class A (Capital Markets)	94	21,186

	Shares	Value
Common Stocks, continued
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	47	$3,545
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	180	9,472
Navient Corp. (Consumer Finance)	242	3,269
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	454	7,632
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	519	6,035
Northern Trust Corp. (Capital Markets)	243	23,948
Old Republic International Corp. (Insurance)	316	7,066
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	227	8,034
Onemain Holdings, Inc. (Consumer Finance)	83	2,820
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	155	3,694
PacWest Bancorp (Banks)	134	5,300
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	223	3,231
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	223	7,154
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	145	4,721
People’s United Financial, Inc. (Banks)	419	7,245
Physicians Realty Trust (Equity Real Estate Investment Trusts)	202	3,648
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	139	2,894
Pinnacle Financial Partners, Inc. (Banks)	81	4,704
PNC Financial Services Group, Inc. (Banks)	504	69,013
Popular, Inc. (Banks)	111	6,406
Potlatch Corp. (Equity Real Estate Investment Trusts)	75	2,900
PRA Group, Inc.* (Consumer Finance)	50	1,406
Primerica, Inc. (Insurance)	47	6,124
Principal Financial Group, Inc. (Insurance)	287	16,405
ProAssurance Corp. (Insurance)	60	2,252
Prologis, Inc. (Equity Real Estate Investment Trusts)	700	53,669
Prosperity Bancshares, Inc. (Banks)	74	5,449
Prudential Financial, Inc. (Insurance)	454	47,992
Public Storage (Equity Real Estate Investment Trusts)	167	36,937
Radian Group, Inc. (Thrifts & Mortgage Finance)	237	5,551
Raymond James Financial, Inc. (Capital Markets)	141	12,911
Rayonier, Inc. (Equity Real Estate Investment Trusts)	144	4,578
Realogy Holdings Corp. (Real Estate Management & Development)	126	1,641
Realty Income Corp. (Equity Real Estate Investment Trusts)	337	23,593
Regency Centers Corp. (Equity Real Estate Investment Trusts)	186	12,494
Regions Financial Corp. (Banks)	1,130	17,549
Reinsurance Group of America, Inc. (Insurance)	70	10,606
RenaissanceRe Holdings, Ltd. (Insurance)	47	7,302
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	237	2,913
RLI Corp. (Insurance)	44	3,579
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	195	3,590
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	57	4,537
S&P Global, Inc. (Capital Markets)	276	60,902
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	198	3,873
Santander Consumer USA Holdings, Inc. (Consumer Finance)	128	2,733
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	125	25,466
SEI Investments Co. (Capital Markets)	143	7,786
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	264	2,120
Signature Bank (Banks)	61	8,056
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	343	59,578
SITE Centers Corp. (Equity Real Estate Investment Trusts)	159	2,105
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	93	8,216
SLM Corp. (Consumer Finance)	485	4,928
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	95	3,844
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	306	7,053
State Street Corp. (Capital Markets)	421	28,485
Sterling Bancorp (Banks)	236	5,055
Stifel Financial Corp. (Capital Markets)	80	4,774
STORE Capital Corp. (Equity Real Estate Investment Trusts)	219	7,297
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	96	11,816
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	254	3,658
SunTrust Banks, Inc. (Banks)	492	32,216
SVB Financial Group* (Banks)	58	14,600
Synchrony Financial (Consumer Finance)	725	25,136
Synovus Financial Corp. (Banks)	177	6,524
T. Rowe Price Group, Inc. (Capital Markets)	262	28,165
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	104	1,878
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	68	3,352
TCF Financial Corp. (Banks)	182	4,028
TD Ameritrade Holding Corp. (Capital Markets)	299	15,721
Texas Capital Bancshares, Inc.* (Banks)	56	3,625
TFS Financial Corp. (Thrifts & Mortgage Finance)	59	982
The Allstate Corp. (Insurance)	369	36,553
The Bank of New York Mellon Corp. (Capital Markets)	976	48,468
The Charles Schwab Corp. (Capital Markets)	1,318	60,338
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	134	2,683
The Goldman Sachs Group, Inc. (Capital Markets)	380	78,249
The Hanover Insurance Group, Inc. (Insurance)	45	5,427
The Howard Hughes Corp.* (Real Estate Management & Development)	43	4,773
The Macerich Co. (Equity Real Estate Investment Trusts)	118	4,737

	Shares	Value
Common Stocks, continued
The Nasdaq OMX Group, Inc. (Capital Markets)	129	$11,894
The Progressive Corp. (Insurance)	649	50,719
The Travelers Cos., Inc. (Insurance)	293	42,119
Torchmark Corp. (Insurance)	113	9,906
Trustmark Corp. (Banks)	72	2,589
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	276	3,825
U.S. Bancorp (Banks)	1,671	89,098
UDR, Inc. (Equity Real Estate Investment Trusts)	306	13,755
UMB Financial Corp. (Banks)	49	3,423
Umpqua Holdings Corp. (Banks)	245	4,253
United Bankshares, Inc. (Banks)	113	4,434
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	199	2,187
Unum Group (Insurance)	238	8,787
Urban Edge Properties (Equity Real Estate Investment Trusts)	127	2,358
Valley National Bancorp (Banks)	369	3,867
Ventas, Inc. (Equity Real Estate Investment Trusts)	396	24,200
VEREIT, Inc. (Equity Real Estate Investment Trusts)	1,075	8,880
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	400	9,120
Visa, Inc. - Class A (IT Services)	1,944	319,652
Vornado Realty Trust (Equity Real Estate Investment Trusts)	193	13,344
Voya Financial, Inc. (Diversified Financial Services)	168	9,222
W.R. Berkley Corp. (Insurance)	160	9,808
Washington Federal, Inc. (Thrifts & Mortgage Finance)	90	2,983
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	89	2,513
Webster Financial Corp. (Banks)	103	5,472
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	133	3,849
Wells Fargo & Co. (Banks)	4,548	220,170
Welltower, Inc. (Equity Real Estate Investment Trusts)	429	31,973
Western Alliance Bancorp* (Banks)	107	5,112
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	829	22,217
White Mountains Insurance Group, Ltd. (Insurance)	4	3,756
Willis Towers Watson PLC (Insurance)	143	26,361
Wintrust Financial Corp. (Banks)	63	4,801
WP Carey, Inc. (Equity Real Estate Investment Trusts)	189	14,991
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	125	2,706
Zions Bancorp (Banks)	207	10,211
TOTAL COMMON STOCKS (Cost $2,799,095)		5,993,070

	Principal Amount	Value
Repurchase Agreements(b)(c) (23.4%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $1,819,128	$1,819,000	$1,819,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,819,000)		1,819,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(d)	1,528	$1,528
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(d)	396	396
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,924)		1,924

TOTAL INVESTMENT SECURITIES (Cost $4,620,019) - 100.6%		7,813,994
Net other assets (liabilities) - (0.6)%		(43,368)

NET ASSETS - 100.0%		$7,770,626

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $1,865.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $1,076,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.
NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	5/23/19	2.93%	$2,848,425	$50,978
Dow Jones U.S. Financials Index	UBS AG	5/23/19	2.98%	2,787,686	53,341
				$5,636,111	$104,319

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Banks	$1,740,726	22.4%
Capital Markets	838,426	10.8%
Consumer Finance	236,139	3.0%
Diversified Financial Services	482,579	6.2%
Equity Real Estate Investment Trusts	1,151,088	14.8%
Insurance	828,831	10.7%
IT Services	574,655	7.4%
Mortgage Real Estate Investment Trusts	59,739	0.8%
Professional Services	19,850	0.3%
Real Estate Management & Development	32,365	0.4%
Thrifts & Mortgage Finance	28,672	0.4%
Other **	1,777,556	22.8%
Total	$7,770,626	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Health Care UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (74.7%)
Abbott Laboratories (Health Care Equipment & Supplies)	20,442	$1,626,365
AbbVie, Inc. (Biotechnology)	17,168	1,362,968
ABIOMED, Inc.* (Health Care Equipment & Supplies)	525	145,640
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,030	32,981
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,304	31,361
Agilent Technologies, Inc. (Life Sciences Tools & Services)	3,697	290,215
Agios Pharmaceuticals, Inc.* (Biotechnology)	591	33,049
Akorn, Inc.* (Pharmaceuticals)	1,096	2,959
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,601	354,074
Align Technology, Inc.* (Health Care Equipment & Supplies)	847	275,004
Alkermes PLC* (Biotechnology)	1,816	55,061
Allergan PLC (Pharmaceuticals)	3,639	534,933
Allogene Therapeutics, Inc.* (Biotechnology)(a)	226	6,769
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,101	98,363
Amgen, Inc. (Biotechnology)	7,243	1,298,815
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	923	11,879
Anthem, Inc. (Health Care Providers & Services)	2,991	786,723
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	552	23,156
Baxter International, Inc. (Health Care Equipment & Supplies)	5,548	423,312
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	3,132	753,998
Biogen, Inc.* (Biotechnology)	2,289	524,730
BioMarin Pharmaceutical, Inc.* (Biotechnology)	2,075	177,475
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	234	70,418
Bio-Techne Corp. (Life Sciences Tools & Services)	440	90,020
Bluebird Bio, Inc.* (Biotechnology)	640	90,771
Boston Scientific Corp.* (Health Care Equipment & Supplies)	16,131	598,783
Bristol-Myers Squibb Co. (Pharmaceuticals)	19,003	882,309
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,172	13,423
Bruker Corp. (Life Sciences Tools & Services)	1,166	45,008
Cantel Medical Corp. (Health Care Equipment & Supplies)	422	29,093
Catalent, Inc.* (Pharmaceuticals)	1,695	75,970
Celgene Corp.* (Biotechnology)	8,175	773,846
Centene Corp.* (Health Care Providers & Services)	4,809	247,952
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	561	78,804
Chemed Corp. (Health Care Providers & Services)	186	60,781
Cigna Corp. (Health Care Providers & Services)	4,423	702,549
Clovis Oncology, Inc.* (Biotechnology)	614	11,218
Covetrus, Inc.* (Health Care Providers & Services)	1,113	36,584
CVS Health Corp. (Health Care Providers & Services)	15,097	820,975
Danaher Corp. (Health Care Equipment & Supplies)	7,313	968,534
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	1,472	81,313
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	2,590	132,427
DexCom, Inc.* (Health Care Equipment & Supplies)	1,048	126,881
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	2,418	425,737
Elanco Animal Health, Inc.* (Pharmaceuticals)	4,253	133,970
Eli Lilly & Co. (Pharmaceuticals)	10,047	1,175,901
Encompass Health Corp. (Health Care Providers & Services)	1,149	74,053
Endo International PLC* (Pharmaceuticals)	2,325	17,438
Exact Sciences Corp.* (Biotechnology)	1,464	144,482
Exelixis, Inc.* (Biotechnology)	3,493	68,672
FibroGen, Inc.* (Biotechnology)	880	41,122
Gilead Sciences, Inc. (Biotechnology)	14,846	965,584
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	886	39,950
Haemonetics Corp.* (Health Care Equipment & Supplies)	594	51,844
HCA Holdings, Inc. (Health Care Providers & Services)	3,108	395,431
HealthEquity, Inc.* (Health Care Providers & Services)	632	42,818
Henry Schein, Inc.* (Health Care Providers & Services)	1,762	112,874
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	776	78,702
Hologic, Inc.* (Health Care Equipment & Supplies)	3,117	144,566
Horizon Pharma PLC* (Pharmaceuticals)	2,116	54,021
Humana, Inc. (Health Care Providers & Services)	1,578	403,037
ICU Medical, Inc.* (Health Care Equipment & Supplies)	193	43,908
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,001	232,232
Illumina, Inc.* (Life Sciences Tools & Services)	1,711	533,831
Immunomedics, Inc.* (Biotechnology)(a)	1,995	31,960
Incyte Corp.* (Biotechnology)	2,068	158,822
Inogen, Inc.* (Health Care Equipment & Supplies)	208	18,158
Insulet Corp.* (Health Care Equipment & Supplies)	688	59,340
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	823	42,952
Intercept Pharmaceuticals, Inc.* (Biotechnology)	255	21,976
Intrexon Corp.* (Biotechnology)(a)	830	3,594

	Shares	Value
Common Stocks, continued
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,333	$680,670
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,601	119,002
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,842	255,854
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	664	86,167
Johnson & Johnson (Pharmaceuticals)	30,996	4,376,634
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	1,148	183,588
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	238	29,952
LivaNova PLC* (Health Care Equipment & Supplies)	567	39,061
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	97	10,290
Magellan Health, Inc.* (Health Care Providers & Services)	278	19,460
Mallinckrodt PLC* (Pharmaceuticals)	972	15,027
Masimo Corp.* (Health Care Equipment & Supplies)	569	74,055
McKesson Corp. (Health Care Providers & Services)	2,233	266,285
MEDNAX, Inc.* (Health Care Providers & Services)	1,023	28,613
Medtronic PLC (Health Care Equipment & Supplies)	15,610	1,386,324
Merck & Co., Inc. (Pharmaceuticals)	30,043	2,364,685
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	289	215,380
Molina Healthcare, Inc.* (Health Care Providers & Services)	727	94,241
Mylan N.V.* (Pharmaceuticals)	6,001	161,967
Myriad Genetics, Inc.* (Biotechnology)	853	26,852
Nektar Therapeutics* (Pharmaceuticals)	2,026	64,873
Neogen Corp.* (Health Care Equipment & Supplies)	606	36,760
Neurocrine Biosciences, Inc.* (Biotechnology)	1,057	76,358
NuVasive, Inc.* (Health Care Equipment & Supplies)	601	36,421
OPKO Health, Inc.* (Biotechnology)	4,436	10,602
Patterson Cos., Inc. (Health Care Providers & Services)	961	20,988
Penumbra, Inc.* (Health Care Equipment & Supplies)	361	48,555
Perrigo Co. PLC (Pharmaceuticals)	1,455	69,724
Pfizer, Inc. (Pharmaceuticals)	64,617	2,624,096
Portola Pharmaceuticals, Inc.* (Biotechnology)	773	27,287
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	686	66,419
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	603	17,740
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,563	150,642
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	912	312,944
ResMed, Inc. (Health Care Equipment & Supplies)	1,668	174,323
Sage Therapeutics, Inc.* (Biotechnology)	585	98,415
Sarepta Therapeutics, Inc.* (Biotechnology)	771	90,161
Seattle Genetics, Inc.* (Biotechnology)	1,252	84,861
STERIS PLC (Health Care Equipment & Supplies)	985	129,015
Stryker Corp. (Health Care Equipment & Supplies)	3,600	680,076
Syneos Health, Inc.* (Life Sciences Tools & Services)	709	33,273
Teladoc, Inc.* (Health Care Technology)	816	46,414
Teleflex, Inc. (Health Care Equipment & Supplies)	536	153,392
Tenet Healthcare Corp.* (Health Care Providers & Services)	968	21,199
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	574	166,414
The Medicines Co.* (Pharmaceuticals)	765	24,442
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	4,686	1,300,130
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	612	40,392
United Therapeutics Corp.* (Biotechnology)	509	52,208
UnitedHealth Group, Inc. (Health Care Providers & Services)	11,168	2,602,926
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	972	123,318
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,057	143,932
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,976	502,884
Waters Corp.* (Life Sciences Tools & Services)	832	177,665
WellCare Health Plans, Inc.* (Health Care Providers & Services)	582	150,360
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	863	106,831
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	2,379	292,998
Zoetis, Inc. (Pharmaceuticals)	5,572	567,452
TOTAL COMMON STOCKS (Cost $33,913,754)		42,065,061

	Principal Amount	Value
Repurchase Agreements(b)(c) (23.5%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $13,220,931	$13,220,000	$13,220,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,220,000)		13,220,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(d)	26,563	$26,563

	Shares	Value
Collateral for Securities Loaned, continued
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(d)	6,889	$6,889
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $33,452)		33,452

TOTAL INVESTMENT SECURITIES (Cost $47,167,206) - 98.3%		55,318,513
Net other assets (liabilities) - 1.7%		949,507

NET ASSETS - 100.0%		$56,268,020

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $33,061.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $7,551,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	5/23/19	2.93%	$21,426,177	$399,762
Dow Jones U.S. Health Care Index	UBS AG	5/23/19	2.78%	20,405,090	414,399
				$41,831,267	$814,161

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Biotechnology	$7,736,920	13.8%
Health Care Equipment & Supplies	10,389,409	18.5%
Health Care Providers & Services	7,473,114	13.3%
Health Care Technology	46,414	0.1%
Life Sciences Tools & Services	3,157,017	5.6%
Pharmaceuticals	13,262,187	23.4%
Other **	14,202,959	25.3%
Total	$56,268,020	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Industrials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (74.4%)
3M Co. (Industrial Conglomerates)	2,412	$457,098
A.O. Smith Corp. (Building Products)	597	31,384
Accenture PLC - Class A (IT Services)	2,669	487,547
Actuant Corp. - Class A (Machinery)	261	6,676
Acuity Brands, Inc. (Electrical Equipment)	168	24,583
ADT, Inc. (Commercial Services & Supplies)	506	3,335
AECOM Technology Corp.* (Construction & Engineering)	657	22,272
AGCO Corp. (Machinery)	266	18,827
Air Lease Corp. (Trading Companies & Distributors)	434	16,735
Allegion PLC (Building Products)	397	39,394
Alliance Data Systems Corp. (IT Services)	190	30,419
Allison Transmission Holdings, Inc. (Machinery)	502	23,524
AMETEK, Inc. (Electrical Equipment)	950	83,762
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,252	124,648
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	119	7,482
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	165	9,890
AptarGroup, Inc. (Containers & Packaging)	263	29,256
Arconic, Inc. (Aerospace & Defense)	1,813	38,943
Arcosa, Inc. (Construction & Engineering)	209	6,506
Armstrong World Industries, Inc. (Building Products)	208	18,027
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	355	30,001
ASGN, Inc.* (Professional Services)	222	13,995
Automatic Data Processing, Inc. (IT Services)	1,826	300,176
Avery Dennison Corp. (Containers & Packaging)	353	39,059
Avnet, Inc. (Electronic Equipment, Instruments & Components)	454	22,069
Axon Enterprise, Inc.* (Aerospace & Defense)	246	15,621
Ball Corp. (Containers & Packaging)	1,398	83,797
Barnes Group, Inc. (Machinery)	197	10,957
Belden, Inc. (Electronic Equipment, Instruments & Components)	167	9,277
Bemis Co., Inc. (Containers & Packaging)	383	21,992
Berry Plastics Group, Inc.* (Containers & Packaging)	548	32,222
Black Knight, Inc.* (IT Services)	597	33,683
Broadridge Financial Solutions, Inc. (IT Services)	483	57,057
BWX Technologies, Inc. (Aerospace & Defense)	413	21,104
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	574	46,494
Carlisle Cos., Inc. (Industrial Conglomerates)	240	33,941
Caterpillar, Inc. (Machinery)	2,412	336,280
Cintas Corp. (Commercial Services & Supplies)	355	77,085
Clean Harbors, Inc.* (Commercial Services & Supplies)	212	16,112
Cognex Corp. (Electronic Equipment, Instruments & Components)	714	36,007
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	99	14,653
Colfax Corp.* (Machinery)	402	12,128
Conduent, Inc.* (IT Services)	774	9,930
CoreLogic, Inc.* (IT Services)	338	13,726
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,301	105,137
Covanta Holding Corp. (Commercial Services & Supplies)	495	8,945
Crane Co. (Machinery)	212	18,031
Crown Holdings, Inc.* (Containers & Packaging)	568	33,018
CSX Corp. (Road & Rail)	3,248	258,639
Cummins, Inc. (Machinery)	607	100,938
Curtiss-Wright Corp. (Aerospace & Defense)	179	20,395
Deere & Co. (Machinery)	1,333	220,784
Deluxe Corp. (Commercial Services & Supplies)	183	8,184
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	269	17,402
Donaldson Co., Inc. (Machinery)	535	28,644
Dover Corp. (Machinery)	610	59,804
Dycom Industries, Inc.* (Construction & Engineering)	134	6,645
Eagle Materials, Inc. (Construction Materials)	194	17,637
Eaton Corp. PLC (Electrical Equipment)	1,776	147,088
EMCOR Group, Inc. (Construction & Engineering)	237	19,941
Emerson Electric Co. (Electrical Equipment)	2,577	182,942
EnerSys (Electrical Equipment)	181	12,523
Equifax, Inc. (Professional Services)	505	63,605
Euronet Worldwide, Inc.* (IT Services)	215	32,226
Expeditors International of Washington, Inc. (Air Freight & Logistics)	720	57,182
Fastenal Co. (Trading Companies & Distributors)	1,201	84,732
FedEx Corp. (Air Freight & Logistics)	1,007	190,786
Fidelity National Information Services, Inc. (IT Services)	1,354	156,969
First Data Corp.* (IT Services)	2,384	61,650
Fiserv, Inc.* (IT Services)	1,642	143,248
FleetCor Technologies, Inc.* (IT Services)	358	93,420
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	568	30,070
Flowserve Corp. (Machinery)	552	27,065
Fluor Corp. (Construction & Engineering)	584	23,202
Fortive Corp. (Machinery)	1,235	106,630
Fortune Brands Home & Security, Inc. (Building Products)	592	31,246
FTI Consulting, Inc.* (Professional Services)	159	13,512
Gardner Denver Holdings, Inc.* (Machinery)	536	18,090
Gates Industrial Corp. PLC* (Machinery)	197	3,168
GATX Corp. (Trading Companies & Distributors)	152	11,724
Generac Holdings, Inc.* (Electrical Equipment)	260	14,297

	Shares	Value
Common Stocks, continued
General Dynamics Corp. (Aerospace & Defense)	1,139	$203,562
General Electric Co. (Industrial Conglomerates)	36,493	371,134
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	237	21,010
Genpact, Ltd. (IT Services)	639	23,196
Global Payments, Inc. (IT Services)	660	96,406
Graco, Inc. (Machinery)	691	35,414
GrafTech International, Ltd. (Electrical Equipment)	257	2,943
Graphic Packaging Holding Co. (Containers & Packaging)	1,249	17,336
Harris Corp. (Aerospace & Defense)	496	83,576
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	745	34,039
Healthcare Services Group, Inc. (Commercial Services & Supplies)	312	10,561
HEICO Corp. (Aerospace & Defense)	174	18,362
HEICO Corp. - Class A (Aerospace & Defense)	300	26,829
Hexcel Corp. (Aerospace & Defense)	355	25,102
Hillenbrand, Inc. (Machinery)	263	11,314
Honeywell International, Inc. (Industrial Conglomerates)	3,058	530,960
Hubbell, Inc. (Electrical Equipment)	230	29,348
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	176	39,174
IDEX Corp. (Machinery)	319	49,975
Illinois Tool Works, Inc. (Machinery)	1,266	197,028
Ingersoll-Rand PLC (Machinery)	1,014	124,327
Insperity, Inc. (Professional Services)	155	18,532
International Paper Co. (Containers & Packaging)	1,680	78,642
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	149	26,035
Itron, Inc.* (Electronic Equipment, Instruments & Components)	141	7,566
ITT, Inc. (Machinery)	365	22,101
J.B. Hunt Transport Services, Inc. (Road & Rail)	365	34,485
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	592	17,884
Jack Henry & Associates, Inc. (IT Services)	323	48,146
Jacobs Engineering Group, Inc. (Construction & Engineering)	492	38,347
Johnson Controls International PLC (Building Products)	3,831	143,664
Kansas City Southern Industries, Inc. (Road & Rail)	421	51,842
Kennametal, Inc. (Machinery)	346	14,082
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	789	68,667
Kirby Corp.* (Marine)	226	18,469
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	524	17,475
Korn/Ferry International (Professional Services)	240	11,285
L3 Technologies, Inc. (Aerospace & Defense)	332	72,569
Landstar System, Inc. (Road & Rail)	168	18,305
Lennox International, Inc. (Building Products)	150	40,718
Lincoln Electric Holdings, Inc. (Machinery)	263	22,952
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	99	19,904
Lockheed Martin Corp. (Aerospace & Defense)	1,031	343,663
Louisiana-Pacific Corp. (Paper & Forest Products)	569	14,253
Macquarie Infrastructure Corp. (Transportation Infrastructure)	326	13,206
ManpowerGroup, Inc. (Professional Services)	255	24,490
Martin Marietta Materials, Inc. (Construction Materials)	260	57,694
Masco Corp. (Building Products)	1,238	48,356
MasTec, Inc.* (Construction & Engineering)	260	13,169
Maxar Technologies, Inc. (Aerospace & Defense)	252	1,242
MAXIMUS, Inc. (IT Services)	266	19,591
Moog, Inc. - Class A (Aerospace & Defense)	135	12,641
MRC Global, Inc.* (Trading Companies & Distributors)	355	6,152
MSA Safety, Inc. (Commercial Services & Supplies)	146	16,047
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	188	15,726
Mueller Industries, Inc. (Machinery)	240	7,001
National Instruments Corp. (Electronic Equipment, Instruments & Components)	472	22,231
Navistar International Corp.* (Machinery)	273	9,320
Nielsen Holdings PLC (Professional Services)	1,495	38,167
Nordson Corp. (Machinery)	215	31,379
Norfolk Southern Corp. (Road & Rail)	1,123	229,114
Northrop Grumman Corp. (Aerospace & Defense)	711	206,126
nVent Electric PLC (Electrical Equipment)	679	18,978
Old Dominion Freight Line, Inc. (Road & Rail)	272	40,604
Oshkosh Corp. (Machinery)	291	24,034
Owens Corning (Building Products)	461	23,635
Owens-Illinois, Inc. (Containers & Packaging)	648	12,804
PACCAR, Inc. (Machinery)	1,450	103,922
Packaging Corp. of America (Containers & Packaging)	397	39,367
Parker-Hannifin Corp. (Machinery)	543	98,326
Paychex, Inc. (IT Services)	1,340	112,975
PayPal Holdings, Inc.* (IT Services)	4,919	554,717
Pentair PLC (Machinery)	662	25,811
PerkinElmer, Inc. (Life Sciences Tools & Services)	465	44,566
Quanta Services, Inc. (Construction & Engineering)	595	24,158
Raytheon Co. (Aerospace & Defense)	1,183	210,089
Regal Beloit Corp. (Electrical Equipment)	179	15,229

	Shares	Value
Common Stocks, continued
Republic Services, Inc. - Class A (Commercial Services & Supplies)	906	$75,035
Resideo Technologies, Inc.* (Building Products)	519	11,781
Robert Half International, Inc. (Professional Services)	499	30,983
Rockwell Automation, Inc. (Electrical Equipment)	501	90,536
Roper Technologies, Inc. (Industrial Conglomerates)	433	155,750
Ryder System, Inc. (Road & Rail)	222	13,986
Sabre Corp. (IT Services)	1,158	24,040
Sealed Air Corp. (Containers & Packaging)	655	30,536
Sensata Technologies Holding PLC* (Electrical Equipment)	688	34,359
Silgan Holdings, Inc. (Containers & Packaging)	326	9,760
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	171	11,508
Snap-on, Inc. (Machinery)	231	38,873
Sonoco Products Co. (Containers & Packaging)	418	26,359
Spirit AeroSystems Holdings, Inc. - Class A (Aerospace & Defense)(a)	442	38,410
Square, Inc.* - Class A (IT Services)	1,289	93,865
Stericycle, Inc.* (Commercial Services & Supplies)	360	21,020
Summit Materials, Inc.* - Class A (Construction Materials)	471	8,252
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,422	136,013
Teledyne Technologies, Inc.* (Aerospace & Defense)	152	37,774
Terex Corp. (Machinery)	264	8,799
Tetra Tech, Inc. (Commercial Services & Supplies)	231	14,950
Textron, Inc. (Aerospace & Defense)	983	52,099
The Boeing Co. (Aerospace & Defense)	2,205	832,806
The Brink’s Co. (Commercial Services & Supplies)	208	16,625
The Middleby Corp.* (Machinery)	237	31,315
The Sherwin-Williams Co. (Chemicals)	338	153,733
The Timken Co. (Machinery)	288	13,810
The Toro Co. (Machinery)	445	32,552
The Western Union Co. (IT Services)	1,831	35,595
Total System Services, Inc. (IT Services)	681	69,625
TransDigm Group, Inc.* (Aerospace & Defense)	204	98,434
TransUnion (Professional Services)	777	54,118
Trex Co., Inc.* (Building Products)	245	16,971
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,055	43,065
TriNet Group, Inc.* (Professional Services)	183	11,408
Trinity Industries, Inc. (Machinery)	563	12,138
Union Pacific Corp. (Road & Rail)	3,025	535,547
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	2,917	309,844
United Rentals, Inc.* (Trading Companies & Distributors)	332	46,785
United Technologies Corp. (Aerospace & Defense)	3,398	484,589
Univar, Inc.* (Trading Companies & Distributors)	555	12,393
Valmont Industries, Inc. (Construction & Engineering)	92	12,405
Verisk Analytics, Inc. - Class A (Professional Services)	685	96,681
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	555	10,995
Vulcan Materials Co. (Construction Materials)	553	69,738
W.W. Grainger, Inc. (Trading Companies & Distributors)	188	53,016
Wabtec Corp. (Machinery)	584	43,257
Waste Management, Inc. (Commercial Services & Supplies)	1,633	175,286
Watsco, Inc. (Trading Companies & Distributors)	135	21,393
Welbilt, Inc.* (Machinery)	554	9,324
WESCO International, Inc.* (Trading Companies & Distributors)	195	11,162
WestRock Co. (Containers & Packaging)	1,074	41,220
WEX, Inc.* (IT Services)	181	38,064
Woodward, Inc. (Machinery)	237	25,809
Worldpay, Inc.* (IT Services)	1,266	148,388
XPO Logistics, Inc.* (Air Freight & Logistics)	460	31,317
Xylem, Inc. (Machinery)	754	62,884
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	226	47,718
TOTAL COMMON STOCKS (Cost $11,881,981)		15,093,940

	Principal Amount	Value
Repurchase Agreements(b)(c) (26.0%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $5,257,370	$5,257,000	$5,257,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,257,000)		5,257,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(d)	8,551	$8,551
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(d)	2,218	2,218
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $10,769)		10,769

TOTAL INVESTMENT SECURITIES (Cost $17,149,750) - 100.5%		20,361,709
Net other assets (liabilities) - (0.5)%		(110,886)

NET ASSETS - 100.0%		$20,250,823

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $10,515.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $2,839,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	5/23/19	2.93%	$8,790,155	$(52,515)
Dow Jones U.S. Industrials Index	UBS AG	5/23/19	2.78%	6,366,670	(23,016)
				$15,156,825	$(75,531)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Industrials UltraSector ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$2,883,111	14.2%
Air Freight & Logistics	635,623	3.1%
Building Products	405,176	2.0%
Chemicals	153,733	0.8%
Commercial Services & Supplies	443,185	2.2%
Construction & Engineering	166,645	0.8%
Construction Materials	153,321	0.8%
Containers & Packaging	495,367	2.4%
Electrical Equipment	656,588	3.2%
Electronic Equipment, Instruments & Components	796,824	3.9%
Industrial Conglomerates	1,548,883	7.6%
IT Services	2,684,659	13.2%
Life Sciences Tools & Services	44,566	0.2%
Machinery	2,047,293	10.1%
Marine	18,469	0.1%
Paper & Forest Products	14,253	0.1%
Professional Services	376,776	1.9%
Road & Rail	1,221,007	6.0%
Trading Companies & Distributors	335,255	1.7%
Transportation Infrastructure	13,206	0.1%
Other **	5,156,883	25.6%
Total	$20,250,823	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Internet UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (74.5%)
2U, Inc.* (Software)	36,771	$2,224,646
8x8, Inc.* (Software)	94,974	2,271,778
Akamai Technologies, Inc.* (IT Services)	56,232	4,501,934
Alphabet, Inc.* - Class A (Interactive Media & Services)	7,827	9,384,260
Alphabet, Inc.* - Class C (Interactive Media & Services)	8,037	9,551,814
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	10,924	21,045,305
Arista Networks, Inc.* (Communications Equipment)	16,062	5,016,002
Blucora, Inc.* (Capital Markets)	56,821	1,988,735
Box, Inc.* - Class A (Software)	112,750	2,324,905
Citrix Systems, Inc. (Software)	40,714	4,110,485
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	38,614	2,132,651
Cornerstone OnDemand, Inc.* (Software)	40,570	2,217,151
DocuSign, Inc.* (Software)	27,715	1,570,609
Dropbox, Inc.* (Software)	186,461	4,545,919
E*TRADE Financial Corp. (Capital Markets)	83,871	4,248,905
eBay, Inc. (Internet & Direct Marketing Retail)	168,259	6,520,036
Ebix, Inc. (Software)	28,047	1,415,813
Endurance International Group Holdings, Inc.* (IT Services)	157,149	869,034
Etsy, Inc.* (Internet & Direct Marketing Retail)	49,867	3,368,017
Expedia, Inc. (Internet & Direct Marketing Retail)	35,575	4,619,058
Facebook, Inc.* - Class A (Interactive Media & Services)	86,178	16,666,826
GoDaddy, Inc.* - Class A (IT Services)	56,248	4,584,212
Groupon, Inc.* (Internet & Direct Marketing Retail)	472,447	1,663,013
GrubHub, Inc.* (Internet & Direct Marketing Retail)	41,883	2,797,366
Hubspot, Inc.* (Software)	18,846	3,476,899
j2 Global, Inc. (Software)	29,374	2,573,750
Juniper Networks, Inc. (Communications Equipment)	136,909	3,801,963
LogMeIn, Inc. (Software)	31,588	2,602,851
Netflix, Inc.* (Entertainment)	29,612	10,972,430
NETGEAR, Inc.* (Communications Equipment)	40,872	1,268,258
New Relic, Inc.* (Software)(a)	26,490	2,787,808
Okta, Inc.* (IT Services)	38,372	3,991,839
PayPal Holdings, Inc.* (IT Services)	95,892	10,813,741
Salesforce.com, Inc.* (Software)	60,564	10,014,256
Snap, Inc.* (Interactive Media & Services)	332,415	3,703,103
TD Ameritrade Holding Corp. (Capital Markets)	80,710	4,243,732
TripAdvisor, Inc.* (Interactive Media & Services)	55,678	2,963,740
Twitter, Inc.* (Interactive Media & Services)	174,228	6,953,439
Veeva Systems, Inc.* - Class A (Health Care Technology)	38,727	5,416,745
VeriSign, Inc.* (IT Services)	27,992	5,527,020
Vonage Holdings Corp.* (Diversified Telecommunication Services)	197,025	1,915,083
TOTAL COMMON STOCKS (Cost $115,298,269)		202,665,131

	Principal Amount	Value
Repurchase Agreements(b)(c) (25.5%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $69,551,897	$69,547,000	$69,547,000

TOTAL REPURCHASE AGREEMENTS (Cost $69,547,000)		69,547,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(d)	33,986	$33,986
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(d)	8,814	8,814

TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $42,800)		42,800

TOTAL INVESTMENT SECURITIES (Cost $184,888,069) - 100.0%		272,254,931
Net other assets (liabilities) - NM		67,043

NET ASSETS - 100.0%		$272,321,974

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $42,096.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $38,043,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	5/23/19	2.93%	$103,936,642	$538,538
Dow Jones Internet Composite Index	UBS AG	5/23/19	2.78%	101,509,994	506,369
				$205,446,636	$1,044,907

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Internet UltraSector ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Capital Markets	$10,481,372	3.8%
Communications Equipment	10,086,223	3.7%
Diversified Telecommunication Services	4,047,734	1.5%
Entertainment	10,972,430	4.0%
Health Care Technology	5,416,745	2.0%
Interactive Media & Services	49,223,182	18.2%
Internet & Direct Marketing Retail	40,012,795	14.7%
IT Services	30,287,780	11.1%
Software	42,136,870	15.5%
Other **	69,656,843	25.5%
Total	$272,321,974	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Large-Cap Growth ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (99.8%)
3M Co. (Industrial Conglomerates)	755	$143,080
Abbott Laboratories (Health Care Equipment & Supplies)	4,518	359,452
AbbVie, Inc. (Biotechnology)	1,973	156,636
ABIOMED, Inc.* (Health Care Equipment & Supplies)	116	32,180
Accenture PLC - Class A (IT Services)	755	137,916
Adobe Systems, Inc.* (Software)	1,255	363,008
Advance Auto Parts, Inc. (Specialty Retail)	120	19,958
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,267	62,637
Agilent Technologies, Inc. (Life Sciences Tools & Services)	433	33,991
Air Products & Chemicals, Inc. (Chemicals)	565	116,271
Akamai Technologies, Inc.* (IT Services)	420	33,625
Alexion Pharmaceuticals, Inc.* (Biotechnology)	575	78,275
Align Technology, Inc.* (Health Care Equipment & Supplies)	96	31,169
Allegion PLC (Building Products)	123	12,205
Alliance Data Systems Corp. (IT Services)	117	18,732
Alliant Energy Corp. (Electric Utilities)	346	16,342
Alphabet, Inc.* - Class A (Interactive Media & Services)	770	923,199
Alphabet, Inc.* - Class C (Interactive Media & Services)	791	940,088
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,061	2,044,038
Ameren Corp. (Multi-Utilities)	630	45,845
American Express Co. (Consumer Finance)	890	104,335
American Tower Corp. (Equity Real Estate Investment Trusts)	1,135	221,665
American Water Works Co., Inc. (Water Utilities)	293	31,700
Ameriprise Financial, Inc. (Capital Markets)	188	27,593
AMETEK, Inc. (Electrical Equipment)	585	51,579
Amgen, Inc. (Biotechnology)	1,057	189,541
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	291	28,972
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,286	93,685
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	512	59,515
ANSYS, Inc.* (Software)	216	42,293
Aon PLC (Insurance)	389	70,074
Apache Corp. (Oil, Gas & Consumable Fuels)	965	31,758
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	400	19,744
Aptiv PLC (Auto Components)	408	34,966
Arista Networks, Inc.* (Communications Equipment)	134	41,847
Arthur J. Gallagher & Co. (Insurance)	317	26,508
Atmos Energy Corp. (Gas Utilities)	177	18,114
Autodesk, Inc.* (Software)	564	100,510
Automatic Data Processing, Inc. (IT Services)	1,121	184,281
AutoZone, Inc.* (Specialty Retail)	64	65,812
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	243	48,826
Avery Dennison Corp. (Containers & Packaging)	97	10,733
Ball Corp. (Containers & Packaging)	576	34,525
Baxter International, Inc. (Health Care Equipment & Supplies)	527	40,210
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	436	104,963
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,402	520,537
Biogen, Inc.* (Biotechnology)	273	62,583
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	56	103,879
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	211	29,038
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,565	132,333
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,143	99,499
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,019	324,450
Broadridge Financial Solutions, Inc. (IT Services)	297	35,085
Brown-Forman Corp. - Class B (Beverages)	428	22,808
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	752	19,469
Cadence Design Systems, Inc.* (Software)	426	29,556
CarMax, Inc.* (Specialty Retail)	197	15,338
CBOE Holdings, Inc. (Capital Markets)	289	29,365
Celanese Corp. (Chemicals)	174	18,773
Celgene Corp.* (Biotechnology)	849	80,366
Cerner Corp.* (Health Care Technology)	834	55,419
CF Industries Holdings, Inc. (Chemicals)	246	11,016
Charter Communications, Inc.* - Class A (Media)	192	71,268
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	62	42,658
Church & Dwight Co., Inc. (Household Products)	633	47,443
Cigna Corp. (Health Care Providers & Services)	557	88,474
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	146	10,024
Cincinnati Financial Corp. (Insurance)	187	17,986
Cintas Corp. (Commercial Services & Supplies)	218	47,337
Cisco Systems, Inc. (Communications Equipment)	11,326	633,689
Citrix Systems, Inc. (Software)	322	32,509
CMS Energy Corp. (Multi-Utilities)	407	22,609
Colgate-Palmolive Co. (Household Products)	1,264	92,007
Comcast Corp. - Class A (Media)	5,346	232,712
Comerica, Inc. (Banks)	188	14,775
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	284	32,768
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,918	184,184
Constellation Brands, Inc. - Class A (Beverages)	429	90,806
Copart, Inc.* (Commercial Services & Supplies)	351	23,629

	Shares	Value
Common Stocks, continued
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	437	$54,966
CSX Corp. (Road & Rail)	1,993	158,703
Danaher Corp. (Health Care Equipment & Supplies)	905	119,858
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	222	26,107
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	325	17,953
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,127	36,222
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	398	42,343
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	299	35,195
Discover Financial Services (Consumer Finance)	549	44,738
Dollar General Corp. (Multiline Retail)	676	85,236
Dominion Resources, Inc. (Multi-Utilities)	966	75,223
Duke Realty Corp. (Equity Real Estate Investment Trusts)	619	19,263
E*TRADE Financial Corp. (Capital Markets)	374	18,947
Eastman Chemical Co. (Chemicals)	195	15,382
Eaton Corp. PLC (Electrical Equipment)	523	43,315
eBay, Inc. (Internet & Direct Marketing Retail)	841	32,589
Ecolab, Inc. (Chemicals)	652	120,020
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	535	94,197
Electronic Arts, Inc.* (Entertainment)	371	35,115
Eli Lilly & Co. (Pharmaceuticals)	2,222	260,063
Equifax, Inc. (Professional Services)	190	23,931
Equinix, Inc. (Equity Real Estate Investment Trusts)	128	58,202
Equity Residential (Equity Real Estate Investment Trusts)	647	49,444
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	125	35,313
Eversource Energy (Electric Utilities)	449	32,175
Expedia, Inc. (Internet & Direct Marketing Retail)	187	24,280
Expeditors International of Washington, Inc. (Air Freight & Logistics)	442	35,104
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	216	22,397
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,105	490,110
F5 Networks, Inc.* (Communications Equipment)	153	24,006
Facebook, Inc.* - Class A (Interactive Media & Services)	6,138	1,187,089
Fastenal Co. (Trading Companies & Distributors)	736	51,925
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	92	12,314
FedEx Corp. (Air Freight & Logistics)	278	52,670
Fidelity National Information Services, Inc. (IT Services)	831	96,338
First Horizon National Corp. (Banks)	1	12
First Republic Bank (Banks)	424	44,783
Fiserv, Inc.* (IT Services)	1,008	87,938
FleetCor Technologies, Inc.* (IT Services)	132	34,445
Flowserve Corp. (Machinery)	178	8,727
FMC Corp. (Chemicals)	152	12,017
Foot Locker, Inc. (Specialty Retail)	142	8,124
Fortinet, Inc.* (Software)	373	34,846
Fox Corp.* - Class A (Media)	418	16,298
Fox Corp.* - Class B (Media)	192	7,405
Freeport-McMoRan, Inc. (Metals & Mining)	1,678	20,656
Garmin, Ltd. (Household Durables)	194	16,634
Gartner, Inc.* (IT Services)	231	36,722
Global Payments, Inc. (IT Services)	406	59,304
H & R Block, Inc. (Diversified Consumer Services)	328	8,925
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	410	7,409
Harris Corp. (Aerospace & Defense)	158	26,623
Hasbro, Inc. (Leisure Products)	170	17,316
HCA Holdings, Inc. (Health Care Providers & Services)	687	87,407
HCP, Inc. (Equity Real Estate Investment Trusts)	1,229	36,600
Henry Schein, Inc.* (Health Care Providers & Services)	175	11,211
Hess Corp. (Oil, Gas & Consumable Fuels)	360	23,083
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	754	65,590
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	405	19,331
Hologic, Inc.* (Health Care Equipment & Supplies)	379	17,578
Honeywell International, Inc. (Industrial Conglomerates)	938	162,865
Hormel Foods Corp. (Food Products)	702	28,038
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	896	17,239
Humana, Inc. (Health Care Providers & Services)	349	89,137
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	221	51,272
IHS Markit, Ltd.* (Professional Services)	935	53,537
Illinois Tool Works, Inc. (Machinery)	311	48,401
Illumina, Inc.* (Life Sciences Tools & Services)	378	117,936
Incyte Corp.* (Biotechnology)	220	16,896
Ingersoll-Rand PLC (Machinery)	623	76,386
Intel Corp. (Semiconductors & Semiconductor Equipment)	7,752	395,663
Intercontinental Exchange, Inc. (Capital Markets)	1,463	119,015
Intuit, Inc. (Software)	666	167,206
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	294	150,125
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	297	41,253
J.B. Hunt Transport Services, Inc. (Road & Rail)	150	14,172
Jack Henry & Associates, Inc. (IT Services)	95	14,161
Johnson & Johnson (Pharmaceuticals)	4,043	570,872

	Shares	Value
Common Stocks, continued
Kansas City Southern Industries, Inc. (Road & Rail)	114	$14,038
Kellogg Co. (Food Products)	646	38,954
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	483	42,035
Kimberly-Clark Corp. (Household Products)	478	61,366
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	234	29,830
L3 Technologies, Inc. (Aerospace & Defense)	121	26,448
Lamb Weston Holding, Inc. (Food Products)	377	26,409
Linde PLC (Chemicals)	950	171,247
Lockheed Martin Corp. (Aerospace & Defense)	380	126,665
Lowe’s Cos., Inc. (Specialty Retail)	948	107,257
Macy’s, Inc. (Multiline Retail)	333	7,839
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	2,107	35,903
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	291	39,658
Marsh & McLennan Cos., Inc. (Insurance)	819	77,224
Martin Marietta Materials, Inc. (Construction Materials)	91	20,193
Masco Corp. (Building Products)	356	13,906
MasterCard, Inc. - Class A (IT Services)	2,322	590,345
Mattel, Inc.* (Leisure Products)	436	5,315
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	422	25,320
McCormick & Co., Inc. (Food Products)	315	48,500
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,969	389,016
Medtronic PLC (Health Care Equipment & Supplies)	3,450	306,395
Merck & Co., Inc. (Pharmaceuticals)	6,641	522,713
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	41	30,556
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	311	31,066
Microsoft Corp. (Software)	19,740	2,578,043
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	164	17,943
Monster Beverage Corp.* (Beverages)	1,006	59,958
Moody’s Corp. (Capital Markets)	210	41,290
Motorola Solutions, Inc. (Communications Equipment)	422	61,152
MSCI, Inc. - Class A (Capital Markets)	217	48,907
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	636	46,333
Netflix, Inc.* (Entertainment)	1,124	416,487
Newell Rubbermaid, Inc. (Household Durables)	521	7,492
NextEra Energy, Inc. (Electric Utilities)	1,230	239,160
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,652	145,095
Nordstrom, Inc. (Multiline Retail)	135	5,538
Norfolk Southern Corp. (Road & Rail)	475	96,910
Northern Trust Corp. (Capital Markets)	298	29,368
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	723	29,766
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	826	149,506
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,929	113,580
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	604	41,030
Oracle Corp. (Software)	3,278	181,372
O’Reilly Automotive, Inc.* (Specialty Retail)	201	76,093
Paychex, Inc. (IT Services)	510	42,998
PayPal Holdings, Inc.* (IT Services)	3,018	340,340
PepsiCo, Inc. (Beverages)	2,205	282,351
PerkinElmer, Inc. (Life Sciences Tools & Services)	149	14,280
Pfizer, Inc. (Pharmaceuticals)	14,284	580,073
Philip Morris International, Inc. (Tobacco)	2,040	176,582
Pinnacle West Capital Corp. (Electric Utilities)	289	27,533
PPG Industries, Inc. (Chemicals)	279	32,783
Public Storage (Equity Real Estate Investment Trusts)	386	85,375
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,619	139,444
Raytheon Co. (Aerospace & Defense)	313	55,586
Realty Income Corp. (Equity Real Estate Investment Trusts)	570	39,906
Red Hat, Inc.* (Software)	454	82,869
Regency Centers Corp. (Equity Real Estate Investment Trusts)	194	13,031
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	119	40,834
Republic Services, Inc. - Class A (Commercial Services & Supplies)	239	19,794
ResMed, Inc. (Health Care Equipment & Supplies)	369	38,564
Robert Half International, Inc. (Professional Services)	142	8,817
Rockwell Automation, Inc. (Electrical Equipment)	153	27,649
Rollins, Inc. (Commercial Services & Supplies)	380	14,695
Roper Technologies, Inc. (Industrial Conglomerates)	267	96,040
Ross Stores, Inc. (Specialty Retail)	544	53,127
S&P Global, Inc. (Capital Markets)	640	141,222
Salesforce.com, Inc.* (Software)	1,968	325,409
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	168	34,227
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	422	20,391
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	533	92,581
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	273	24,073
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,632	126,774
Stryker Corp. (Health Care Equipment & Supplies)	470	88,788
SVB Financial Group* (Banks)	135	33,982
Synopsys, Inc.* (Software)	220	26,638

	Shares	Value
Common Stocks, continued
Sysco Corp. (Food & Staples Retailing)	766	$53,903
T. Rowe Price Group, Inc. (Capital Markets)	304	32,680
Take-Two Interactive Software, Inc.* (Entertainment)	291	28,178
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	500	16,135
Teleflex, Inc. (Health Care Equipment & Supplies)	119	34,055
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,593	187,703
The Boeing Co. (Aerospace & Defense)	1,352	510,637
The Charles Schwab Corp. (Capital Markets)	1,587	72,653
The Clorox Co. (Household Products)	330	52,711
The Coca-Cola Co. (Beverages)	5,148	252,561
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	55	15,946
The Estee Lauder Cos., Inc. - Class A (Personal Products)	382	65,631
The Hershey Co. (Food Products)	219	27,342
The Home Depot, Inc. (Specialty Retail)	1,336	272,143
The Mosaic Co. (Chemicals)	429	11,201
The Nasdaq OMX Group, Inc. (Capital Markets)	209	19,270
The Procter & Gamble Co. (Household Products)	3,603	383,648
The Progressive Corp. (Insurance)	796	62,207
The Sherwin-Williams Co. (Chemicals)	130	59,128
The TJX Cos., Inc. (Specialty Retail)	3,184	174,738
The Walt Disney Co. (Entertainment)	2,516	344,622
The Western Union Co. (IT Services)	471	9,156
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,035	287,161
Tiffany & Co. (Specialty Retail)	126	13,585
Torchmark Corp. (Insurance)	117	10,256
Total System Services, Inc. (IT Services)	285	29,138
Tractor Supply Co. (Specialty Retail)	312	32,292
TransDigm Group, Inc.* (Aerospace & Defense)	126	60,798
TripAdvisor, Inc.* (Interactive Media & Services)	177	9,422
Twitter, Inc.* (Interactive Media & Services)	1,874	74,791
U.S. Bancorp (Banks)	3,871	206,402
UDR, Inc. (Equity Real Estate Investment Trusts)	390	17,531
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	145	50,602
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	315	7,273
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	322	6,672
Union Pacific Corp. (Road & Rail)	1,860	329,293
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	895	95,066
United Rentals, Inc.* (Trading Companies & Distributors)	108	15,219
United Technologies Corp. (Aerospace & Defense)	1,001	142,753
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	123	15,605
V.F. Corp. (Textiles, Apparel & Luxury Goods)	835	78,832
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	234	31,864
VeriSign, Inc.* (IT Services)	271	53,509
Verisk Analytics, Inc. - Class A (Professional Services)	290	40,931
Verizon Communications, Inc. (Diversified Telecommunication Services)	10,631	607,987
Vertex Pharmaceuticals, Inc.* (Biotechnology)	658	111,189
Visa, Inc. - Class A (IT Services)	4,503	740,429
Vornado Realty Trust (Equity Real Estate Investment Trusts)	227	15,695
Vulcan Materials Co. (Construction Materials)	163	20,556
W.W. Grainger, Inc. (Trading Companies & Distributors)	116	32,712
Wabtec Corp. (Machinery)	165	12,222
Waste Management, Inc. (Commercial Services & Supplies)	1,003	107,661
Waters Corp.* (Life Sciences Tools & Services)	110	23,489
WEC Energy Group, Inc. (Multi-Utilities)	389	30,509
WellCare Health Plans, Inc.* (Health Care Providers & Services)	128	33,069
Welltower, Inc. (Equity Real Estate Investment Trusts)	994	74,083
Xcel Energy, Inc. (Electric Utilities)	595	33,618
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	651	78,211
Xylem, Inc. (Machinery)	462	38,531
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	788	82,259
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	526	64,782
Zoetis, Inc. (Pharmaceuticals)	678	69,048
TOTAL COMMON STOCKS (Cost $22,850,992)		33,671,949

	Principal Amount	Value
Repurchase Agreements(a) (0.1%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $18,001	$18,000	$18,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,000)		18,000

TOTAL INVESTMENT SECURITIES (Cost $22,868,992) - 99.9%		33,689,949
Net other assets (liabilities) - 0.1%		22,075

NET ASSETS - 100.0%		$33,712,024

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Large-Cap Growth ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$949,509	2.8%
Air Freight & Logistics	182,840	0.5%
Auto Components	34,966	0.1%
Banks	299,954	0.9%
Beverages	708,483	2.1%
Biotechnology	736,320	2.2%
Building Products	26,111	0.1%
Capital Markets	580,311	1.7%
Chemicals	567,838	1.7%
Commercial Services & Supplies	213,116	0.6%
Communications Equipment	760,694	2.3%
Construction Materials	40,749	0.1%
Consumer Finance	149,073	0.4%
Containers & Packaging	45,258	0.1%
Diversified Consumer Services	8,925	NM
Diversified Financial Services	520,537	1.5%
Diversified Telecommunication Services	607,987	1.8%
Electric Utilities	348,829	1.0%
Electrical Equipment	122,543	0.4%
Electronic Equipment, Instruments & Components	71,007	0.2%
Entertainment	824,402	2.4%
Equity Real Estate Investment Trusts	1,050,578	3.1%
Food & Staples Retailing	53,903	0.2%
Food Products	169,243	0.5%
Gas Utilities	18,114	0.1%
Health Care Equipment & Supplies	1,713,731	5.1%
Health Care Providers & Services	342,856	1.0%
Health Care Technology	55,419	0.2%
Hotels, Restaurants & Leisure	772,062	2.3%
Household Durables	24,126	0.1%
Household Products	637,174	1.9%
Independent Power and Renewable Electricity Producers	29,766	0.1%
Industrial Conglomerates	401,985	1.2%
Insurance	264,255	0.8%
Interactive Media & Services	3,134,589	9.3%
Internet & Direct Marketing Retail	2,204,786	6.5%
IT Services	2,544,462	7.5%
Leisure Products	22,631	0.1%
Life Sciences Tools & Services	548,666	1.6%
Machinery	184,267	0.5%
Media	327,683	1.0%
Metals & Mining	20,656	0.1%
Multiline Retail	98,613	0.3%
Multi-Utilities	174,186	0.5%
Oil, Gas & Consumable Fuels	1,173,490	3.5%
Personal Products	65,631	0.2%
Pharmaceuticals	2,102,268	6.2%
Professional Services	127,216	0.4%
Road & Rail	613,116	1.8%
Semiconductors & Semiconductor Equipment	1,507,418	4.5%
Software	3,964,260	11.8%
Specialty Retail	889,069	2.6%
Technology Hardware, Storage & Peripherals	66,724	0.2%
Textiles, Apparel & Luxury Goods	261,416	0.8%
Tobacco	176,582	0.5%
Trading Companies & Distributors	99,856	0.3%
Water Utilities	31,700	0.1%
Other **	40,075	0.2%
Total	$33,712,024	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Large-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (99.6%)
3M Co. (Industrial Conglomerates)	350	$66,329
A.O. Smith Corp. (Building Products)	176	9,252
AbbVie, Inc. (Biotechnology)	878	69,704
Accenture PLC - Class A (IT Services)	427	78,000
Activision Blizzard, Inc. (Entertainment)	947	45,655
Advance Auto Parts, Inc. (Specialty Retail)	31	5,156
Affiliated Managers Group, Inc. (Capital Markets)	65	7,210
Aflac, Inc. (Insurance)	930	46,853
Agilent Technologies, Inc. (Life Sciences Tools & Services)	185	14,522
Alaska Air Group, Inc. (Airlines)	153	9,471
Albemarle Corp. (Chemicals)	131	9,833
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	140	19,935
Align Technology, Inc.* (Health Care Equipment & Supplies)	44	14,286
Allegion PLC (Building Products)	57	5,656
Allergan PLC (Pharmaceuticals)	388	57,036
Alliant Energy Corp. (Electric Utilities)	126	5,951
Altria Group, Inc. (Tobacco)	2,324	126,263
American Airlines Group, Inc. (Airlines)	496	16,953
American Electric Power Co., Inc. (Electric Utilities)	612	52,357
American Express Co. (Consumer Finance)	429	50,292
American International Group, Inc. (Insurance)	1,078	51,280
American Water Works Co., Inc. (Water Utilities)	83	8,980
Ameriprise Financial, Inc. (Capital Markets)	77	11,301
AmerisourceBergen Corp. (Health Care Providers & Services)	194	14,503
Amgen, Inc. (Biotechnology)	262	46,982
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	229	22,799
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	210	24,410
Anthem, Inc. (Health Care Providers & Services)	319	83,907
Aon PLC (Insurance)	110	19,815
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,554	1,114,521
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,177	51,870
Aptiv PLC (Auto Components)	126	10,798
Archer-Daniels-Midland Co. (Food Products)	694	30,952
Arconic, Inc. (Aerospace & Defense)	500	10,740
Arthur J. Gallagher & Co. (Insurance)	75	6,272
Assurant, Inc. (Insurance)	76	7,220
AT&T, Inc. (Diversified Telecommunication Services)	9,032	279,630
Atmos Energy Corp. (Gas Utilities)	59	6,038
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	55	11,051
Avery Dennison Corp. (Containers & Packaging)	57	6,307
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	637	15,301
Ball Corp. (Containers & Packaging)	137	8,212
Bank of America Corp. (Banks)	11,138	340,600
Baxter International, Inc. (Health Care Equipment & Supplies)	337	25,713
BB&T Corp. (Banks)	947	48,486
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	123	29,611
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,254	271,754
Best Buy Co., Inc. (Specialty Retail)	290	21,579
Biogen, Inc.* (Biotechnology)	112	25,675
BlackRock, Inc. - Class A (Capital Markets)	151	73,271
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	29	53,795
BorgWarner, Inc. (Auto Components)	258	10,777
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	90	12,386
Bristol-Myers Squibb Co. (Pharmaceuticals)	992	46,059
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	170	13,770
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	163	4,220
Cadence Design Systems, Inc.* (Software)	143	9,921
Campbell Soup Co. (Food Products)	239	9,247
Capital One Financial Corp. (Consumer Finance)	580	53,841
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	189	8,331
Cardinal Health, Inc. (Health Care Providers & Services)	370	18,023
CarMax, Inc.* (Specialty Retail)	116	9,032
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	496	27,211
Caterpillar, Inc. (Machinery)	714	99,545
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	387	20,151
CBS Corp. - Class B (Media)	431	22,097
Celanese Corp. (Chemicals)	75	8,092
Celgene Corp.* (Biotechnology)	462	43,733
Centene Corp.* (Health Care Providers & Services)	512	26,399
CenterPoint Energy, Inc. (Multi-Utilities)	621	19,251
CenturyLink, Inc. (Diversified Telecommunication Services)	1,179	13,464
CF Industries Holdings, Inc. (Chemicals)	158	7,075
Charter Communications, Inc.* - Class A (Media)	123	45,656
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,356	282,862
Chubb, Ltd. (Insurance)	568	82,475
Cigna Corp. (Health Care Providers & Services)	203	32,245
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	55	3,776
Cincinnati Financial Corp. (Insurance)	98	9,426
Citigroup, Inc. (Banks)	2,916	206,161
Citizens Financial Group, Inc. (Banks)	571	20,670
CME Group, Inc. (Capital Markets)	444	79,432
CMS Energy Corp. (Multi-Utilities)	155	8,610
Cognizant Technology Solutions Corp. (IT Services)	713	52,020

	Shares	Value
Common Stocks, continued
Colgate-Palmolive Co. (Household Products)	459	$33,411
Comcast Corp. - Class A (Media)	3,024	131,634
Comerica, Inc. (Banks)	106	8,331
ConAgra Foods, Inc. (Food Products)	602	18,530
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	112	12,923
Consolidated Edison, Inc. (Multi-Utilities)	398	34,292
Copart, Inc.* (Commercial Services & Supplies)	80	5,386
Corning, Inc. (Electronic Equipment, Instruments & Components)	976	31,086
Costco Wholesale Corp. (Food & Staples Retailing)	546	134,059
Coty, Inc. (Personal Products)(a)	559	6,048
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	304	38,237
Cummins, Inc. (Machinery)	179	29,766
CVS Health Corp. (Health Care Providers & Services)	1,608	87,443
D.R. Horton, Inc. (Household Durables)	421	18,654
Danaher Corp. (Health Care Equipment & Supplies)	343	45,427
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	46	5,410
Deere & Co. (Machinery)	395	65,424
Delta Air Lines, Inc. (Airlines)	766	44,650
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	276	14,112
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	113	13,301
Discover Financial Services (Consumer Finance)	143	11,653
Discovery Communications, Inc.* - Class A (Media)	195	6,026
Discovery Communications, Inc.* - Class C (Media)	447	12,856
Dish Network Corp.* - Class A (Media)	284	9,974
Dollar Tree, Inc.* (Multiline Retail)	295	32,828
Dominion Resources, Inc. (Multi-Utilities)	525	40,882
Dover Corp. (Machinery)	180	17,647
Dow, Inc.* (Chemicals)	932	52,871
DowDuPont, Inc. (Chemicals)	2,796	107,505
DTE Energy Co. (Multi-Utilities)	226	28,410
Duke Energy Corp. (Electric Utilities)	901	82,098
Duke Realty Corp. (Equity Real Estate Investment Trusts)	147	4,575
DXC Technology Co. (IT Services)	333	21,891
E*TRADE Financial Corp. (Capital Markets)	125	6,333
Eastman Chemical Co. (Chemicals)	80	6,310
Eaton Corp. PLC (Electrical Equipment)	273	22,610
eBay, Inc. (Internet & Direct Marketing Retail)	661	25,614
Edison International (Electric Utilities)	404	25,763
Electronic Arts, Inc.* (Entertainment)	193	18,267
Emerson Electric Co. (Electrical Equipment)	762	54,094
Entergy Corp. (Electric Utilities)	235	22,772
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	719	69,060
Equifax, Inc. (Professional Services)	58	7,305
Equinix, Inc. (Equity Real Estate Investment Trusts)	41	18,643
Equity Residential (Equity Real Estate Investment Trusts)	147	11,234
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	21	5,933
Everest Re Group, Ltd. (Insurance)	50	11,775
Evergy, Inc. (Electric Utilities)	316	18,271
Eversource Energy (Electric Utilities)	177	12,684
Exelon Corp. (Electric Utilities)	1,202	61,242
Expedia, Inc. (Internet & Direct Marketing Retail)	55	7,141
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	54	5,599
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,312	185,607
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	48	6,425
FedEx Corp. (Air Freight & Logistics)	164	31,071
Fifth Third Bancorp (Banks)	954	27,494
First Horizon National Corp. (Banks)	1	13
FirstEnergy Corp. (Electric Utilities)	624	26,227
FleetCor Technologies, Inc.* (IT Services)	43	11,221
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	168	8,894
Flowserve Corp. (Machinery)	76	3,726
Fluor Corp. (Construction & Engineering)	173	6,873
FMC Corp. (Chemicals)	93	7,353
Foot Locker, Inc. (Specialty Retail)	71	4,062
Ford Motor Co. (Automobiles)	4,845	50,630
Fortive Corp. (Machinery)	365	31,514
Fortune Brands Home & Security, Inc. (Building Products)	174	9,184
Fox Corp.* - Class A (Media)	236	9,202
Fox Corp.* - Class B (Media)	109	4,197
Franklin Resources, Inc. (Capital Markets)	366	12,660
Freeport-McMoRan, Inc. (Metals & Mining)	988	12,162
Garmin, Ltd. (Household Durables)	57	4,887
General Dynamics Corp. (Aerospace & Defense)	336	60,050
General Electric Co. (Industrial Conglomerates)	10,794	109,774
General Mills, Inc. (Food Products)	740	38,088
General Motors Co. (Automobiles)	1,625	63,294
Genuine Parts Co. (Distributors)	181	18,560
Gilead Sciences, Inc. (Biotechnology)	1,582	102,893
H & R Block, Inc. (Diversified Consumer Services)	97	2,639
Halliburton Co. (Energy Equipment & Services)	1,082	30,653
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	251	4,536
Harley-Davidson, Inc. (Automobiles)	198	7,372
Harris Corp. (Aerospace & Defense)	70	11,795
Hartford Financial Services Group, Inc. (Insurance)	446	23,330
Hasbro, Inc. (Leisure Products)	62	6,316

	Shares	Value
Common Stocks, continued
Helmerich & Payne, Inc. (Energy Equipment & Services)	136	$7,959
Henry Schein, Inc.* (Health Care Providers & Services)	103	6,598
Hess Corp. (Oil, Gas & Consumable Fuels)	142	9,105
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,707	26,988
Hologic, Inc.* (Health Care Equipment & Supplies)	149	6,911
Honeywell International, Inc. (Industrial Conglomerates)	452	78,481
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	487	9,370
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,901	37,925
Huntington Bancshares, Inc. (Banks)	1,298	18,068
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	51	11,352
Illinois Tool Works, Inc. (Machinery)	225	35,017
Incyte Corp.* (Biotechnology)	115	8,832
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,840	93,915
International Business Machines Corp. (IT Services)	1,103	154,718
International Flavors & Fragrances, Inc. (Chemicals)	126	17,362
International Paper Co. (Containers & Packaging)	496	23,217
Invesco, Ltd. (Capital Markets)	492	10,809
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	44	7,688
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	53	7,362
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	355	11,530
J.B. Hunt Transport Services, Inc. (Road & Rail)	36	3,401
Jack Henry & Associates, Inc. (IT Services)	50	7,453
Jacobs Engineering Group, Inc. (Construction & Engineering)	145	11,302
Jefferies Financial Group, Inc. (Diversified Financial Services)	326	6,706
Johnson & Johnson (Pharmaceuticals)	1,354	191,184
Johnson Controls International PLC (Building Products)	1,132	42,450
JPMorgan Chase & Co. (Banks)	4,060	471,162
Juniper Networks, Inc. (Communications Equipment)	431	11,969
Kansas City Southern Industries, Inc. (Road & Rail)	70	8,620
KeyCorp (Banks)	1,251	21,955
Kimberly-Clark Corp. (Household Products)	196	25,162
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	522	9,078
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,414	47,966
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	92	11,728
Kohl’s Corp. (Multiline Retail)	205	14,576
L Brands, Inc. (Specialty Retail)	283	7,256
L3 Technologies, Inc. (Aerospace & Defense)	40	8,743
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	122	19,510
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	189	39,204
Leggett & Platt, Inc. (Household Durables)	163	6,416
Lennar Corp. - Class A (Household Durables)	355	18,471
Lincoln National Corp. (Insurance)	253	16,880
Linde PLC (Chemicals)	225	40,559
LKQ Corp.* (Distributors)	390	11,739
Lockheed Martin Corp. (Aerospace & Defense)	122	40,666
Loews Corp. (Insurance)	340	17,439
Lowe’s Cos., Inc. (Specialty Retail)	536	60,643
LyondellBasell Industries N.V. - Class A (Chemicals)	377	33,263
M&T Bank Corp. (Banks)	172	29,252
Macy’s, Inc. (Multiline Retail)	221	5,202
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	835	50,826
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	211	28,736
Marsh & McLennan Cos., Inc. (Insurance)	232	21,875
Martin Marietta Materials, Inc. (Construction Materials)	33	7,323
Masco Corp. (Building Products)	194	7,578
Mattel, Inc.* (Leisure Products)	218	2,657
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	136	8,160
McKesson Corp. (Health Care Providers & Services)	238	28,382
MetLife, Inc. (Insurance)	1,187	54,756
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	11	8,198
MGM Resorts International (Hotels, Restaurants & Leisure)	632	16,830
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	144	14,384
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,390	58,463
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	62	6,783
Mohawk Industries, Inc.* (Household Durables)	76	10,355
Molson Coors Brewing Co. - Class B (Beverages)	233	14,956
Mondelez International, Inc. - Class A (Food Products)	1,791	91,072
Moody’s Corp. (Capital Markets)	105	20,645
Morgan Stanley (Capital Markets)	1,610	77,683
Mylan N.V.* (Pharmaceuticals)	639	17,247
National Oilwell Varco, Inc. (Energy Equipment & Services)	475	12,417
Nektar Therapeutics* (Pharmaceuticals)	216	6,916
Newell Rubbermaid, Inc. (Household Durables)	232	3,336

	Shares	Value
Common Stocks, continued
Newmont Mining Corp. (Metals & Mining)	1,013	$31,464
News Corp. - Class A (Media)	478	5,937
News Corp. - Class B (Media)	153	1,911
Nielsen Holdings PLC (Professional Services)	441	11,259
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	765	67,190
NiSource, Inc. (Multi-Utilities)	462	12,834
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	600	16,236
Nordstrom, Inc. (Multiline Retail)	72	2,953
Norfolk Southern Corp. (Road & Rail)	103	21,014
Northern Trust Corp. (Capital Markets)	127	12,516
Northrop Grumman Corp. (Aerospace & Defense)	210	60,881
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	270	15,225
Nucor Corp. (Metals & Mining)	379	21,630
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	353	63,893
Omnicom Group, Inc. (Media)	277	22,168
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	219	14,877
Oracle Corp. (Software)	1,580	87,422
PACCAR, Inc. (Machinery)	430	30,818
Packaging Corp. of America (Containers & Packaging)	117	11,602
Parker-Hannifin Corp. (Machinery)	160	28,973
Paychex, Inc. (IT Services)	151	12,731
Pentair PLC (Machinery)	195	7,603
People’s United Financial, Inc. (Banks)	488	8,438
PepsiCo, Inc. (Beverages)	679	86,946
PerkinElmer, Inc. (Life Sciences Tools & Services)	66	6,325
Perrigo Co. PLC (Pharmaceuticals)	155	7,428
Philip Morris International, Inc. (Tobacco)	944	81,713
Phillips 66 (Oil, Gas & Consumable Fuels)	520	49,020
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	209	34,790
PNC Financial Services Group, Inc. (Banks)	562	76,955
PPG Industries, Inc. (Chemicals)	158	18,565
PPL Corp. (Electric Utilities)	894	27,902
Principal Financial Group, Inc. (Insurance)	321	18,348
Prologis, Inc. (Equity Real Estate Investment Trusts)	782	59,956
Prudential Financial, Inc. (Insurance)	507	53,595
Public Service Enterprise Group, Inc. (Multi-Utilities)	627	37,401
PulteGroup, Inc. (Household Durables)	316	9,941
PVH Corp. (Textiles, Apparel & Luxury Goods)	94	12,125
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	152	11,493
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	720	62,014
Quanta Services, Inc. (Construction & Engineering)	175	7,105
Quest Diagnostics, Inc. (Health Care Providers & Services)	166	15,999
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	65	8,553
Raymond James Financial, Inc. (Capital Markets)	157	14,376
Raytheon Co. (Aerospace & Defense)	199	35,340
Realty Income Corp. (Equity Real Estate Investment Trusts)	102	7,141
Regency Centers Corp. (Equity Real Estate Investment Trusts)	114	7,657
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	40	13,726
Regions Financial Corp. (Banks)	1,262	19,599
Republic Services, Inc. - Class A (Commercial Services & Supplies)	152	12,588
Robert Half International, Inc. (Professional Services)	80	4,967
Rockwell Automation, Inc. (Electrical Equipment)	74	13,373
Ross Stores, Inc. (Specialty Retail)	198	19,337
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	213	25,760
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	59	12,020
Schlumberger, Ltd. (Energy Equipment & Services)	1,718	73,323
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	114	5,508
Sealed Air Corp. (Containers & Packaging)	193	8,998
Sempra Energy (Multi-Utilities)	340	43,503
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	126	21,886
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	84	7,407
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	104	9,187
Snap-on, Inc. (Machinery)	69	11,611
Southwest Airlines Co. (Airlines)	617	33,460
Stanley Black & Decker, Inc. (Machinery)	188	27,561
Starbucks Corp. (Hotels, Restaurants & Leisure)	756	58,726
State Street Corp. (Capital Markets)	470	31,800
Stryker Corp. (Health Care Equipment & Supplies)	157	29,659
SunTrust Banks, Inc. (Banks)	550	36,014
Symantec Corp. (Software)	793	19,199
Synchrony Financial (Consumer Finance)	810	28,083
Synopsys, Inc.* (Software)	80	9,686
Sysco Corp. (Food & Staples Retailing)	217	15,270
T. Rowe Price Group, Inc. (Capital Markets)	146	15,695
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	119	3,840
Target Corp. (Multiline Retail)	647	50,091
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	420	40,173
TechnipFMC PLC (Energy Equipment & Services)	528	12,984
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	396	46,661
Textron, Inc. (Aerospace & Defense)	291	15,423

	Shares	Value
Common Stocks, continued
The AES Corp. (Independent Power and Renewable Electricity Producers)	821	$14,056
The Allstate Corp. (Insurance)	412	40,813
The Bank of New York Mellon Corp. (Capital Markets)	1,089	54,080
The Charles Schwab Corp. (Capital Markets)	706	32,321
The Coca-Cola Co. (Beverages)	2,290	112,348
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	35	10,147
The Estee Lauder Cos., Inc. - Class A (Personal Products)	87	14,948
The Gap, Inc. (Specialty Retail)	265	6,911
The Goldman Sachs Group, Inc. (Capital Markets)	425	87,515
The Hershey Co. (Food Products)	67	8,365
The Home Depot, Inc. (Specialty Retail)	756	153,996
The Interpublic Group of Cos., Inc. (Media)	477	10,971
The JM Smucker Co. - Class A (Food Products)	141	17,291
The Kraft Heinz Co. (Food Products)	771	25,628
The Kroger Co. (Food & Staples Retailing)	989	25,496
The Macerich Co. (Equity Real Estate Investment Trusts)	131	5,258
The Mosaic Co. (Chemicals)	233	6,084
The Nasdaq OMX Group, Inc. (Capital Markets)	43	3,965
The Procter & Gamble Co. (Household Products)	1,365	145,345
The Progressive Corp. (Insurance)	340	26,571
The Sherwin-Williams Co. (Chemicals)	38	17,284
The Southern Co. (Electric Utilities)	1,283	68,280
The Travelers Cos., Inc. (Insurance)	327	47,006
The Walt Disney Co. (Entertainment)	954	130,621
The Western Union Co. (IT Services)	313	6,085
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,502	42,552
Tiffany & Co. (Specialty Retail)	74	7,979
Torchmark Corp. (Insurance)	69	6,049
Total System Services, Inc. (IT Services)	65	6,646
TripAdvisor, Inc.* (Interactive Media & Services)	42	2,236
Tyson Foods, Inc. - Class A (Food Products)	366	27,454
UDR, Inc. (Equity Real Estate Investment Trusts)	154	6,922
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	81	1,870
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	84	1,740
United Continental Holdings, Inc.* (Airlines)	278	24,703
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	431	45,781
United Rentals, Inc.* (Trading Companies & Distributors)	46	6,482
United Technologies Corp. (Aerospace & Defense)	523	74,586
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,190	277,352
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	45	5,709
Unum Group (Insurance)	266	9,821
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	518	46,962
Ventas, Inc. (Equity Real Estate Investment Trusts)	442	27,011
Verisk Analytics, Inc. - Class A (Professional Services)	63	8,892
Viacom, Inc. - Class B (Entertainment)	438	12,663
Vornado Realty Trust (Equity Real Estate Investment Trusts)	105	7,260
Vulcan Materials Co. (Construction Materials)	85	10,719
Wabtec Corp. (Machinery)	94	6,963
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	994	53,249
Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,765	181,512
Waters Corp.* (Life Sciences Tools & Services)	35	7,474
WEC Energy Group, Inc. (Multi-Utilities)	203	15,921
Wells Fargo & Co. (Banks)	5,077	245,778
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	361	18,454
WestRock Co. (Containers & Packaging)	317	12,166
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	926	24,817
Whirlpool Corp. (Household Durables)	79	10,967
Willis Towers Watson PLC (Insurance)	160	29,494
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	120	17,334
Xcel Energy, Inc. (Electric Utilities)	351	19,832
Xerox Corp. (Technology Hardware, Storage & Peripherals)	248	8,273
Zions Bancorp (Banks)	231	11,395
Zoetis, Inc. (Pharmaceuticals)	267	27,191
TOTAL COMMON STOCKS (Cost $11,165,320)		14,214,452

	Principal Amount	Value
Repurchase Agreements(b) (0.1%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $12,001	$12,000	$12,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,000)		12,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(c)	4,252	$4,252

	Shares	Value
Collateral for Securities Loaned, continued
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(c)	1,103	$1,103
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $5,355)		5,355

TOTAL INVESTMENT SECURITIES (Cost $11,182,675) - 99.7%		14,231,807
Net other assets (liabilities) - 0.3%		40,007

NET ASSETS - 100.0%		$14,271,814

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $5,150.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

Large-Cap Value ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$329,576	2.3%
Air Freight & Logistics	90,622	0.6%
Airlines	129,237	0.9%
Auto Components	21,575	0.2%
Automobiles	121,296	0.8%
Banks	1,590,371	10.9%
Beverages	214,250	1.5%
Biotechnology	311,545	2.2%
Building Products	74,120	0.5%
Capital Markets	551,612	3.9%
Chemicals	332,156	2.3%
Commercial Services & Supplies	17,974	0.1%
Communications Equipment	11,969	0.1%
Construction & Engineering	25,280	0.2%
Construction Materials	18,042	0.1%
Consumer Finance	143,869	1.0%
Containers & Packaging	70,502	0.5%
Distributors	30,299	0.2%
Diversified Consumer Services	2,639	NM
Diversified Financial Services	278,460	2.0%
Diversified Telecommunication Services	293,095	2.1%
Electric Utilities	423,379	3.0%
Electrical Equipment	90,077	0.6%
Electronic Equipment, Instruments & Components	110,640	0.8%
Energy Equipment & Services	152,637	1.1%
Entertainment	207,206	1.5%
Equity Real Estate Investment Trusts	373,195	2.6%
Food & Staples Retailing	409,587	2.9%
Food Products	266,627	1.9%
Gas Utilities	6,038	NM
Health Care Equipment & Supplies	175,866	1.2%
Health Care Providers & Services	616,069	4.3%
Hotels, Restaurants & Leisure	195,232	1.4%
Household Durables	83,027	0.6%
Household Products	203,918	1.4%
Independent Power and Renewable Electricity Producers	14,056	0.1%
Industrial Conglomerates	254,584	1.8%
Insurance	601,092	4.2%
Interactive Media & Services	2,236	NM
Internet & Direct Marketing Retail	86,550	0.6%
IT Services	350,765	2.5%
Leisure Products	8,973	0.1%
Life Sciences Tools & Services	43,881	0.3%
Machinery	396,169	2.8%
Media	282,629	2.0%
Metals & Mining	65,256	0.5%
Multiline Retail	105,650	0.7%
Multi-Utilities	241,104	1.7%
Oil, Gas & Consumable Fuels	870,781	6.1%
Personal Products	20,996	0.1%
Pharmaceuticals	353,061	2.5%
Professional Services	32,423	0.2%
Real Estate Management & Development	20,151	0.1%
Road & Rail	33,035	0.2%
Semiconductors & Semiconductor Equipment	493,602	3.5%
Software	126,228	0.9%
Specialty Retail	295,951	2.1%
Technology Hardware, Storage & Peripherals	1,211,669	8.5%
Textiles, Apparel & Luxury Goods	108,185	0.8%
Tobacco	207,976	1.5%
Trading Companies & Distributors	6,482	NM
Water Utilities	8,980	0.1%
Other **	57,362	0.4%
Total	$14,271,814	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Mid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (56.0%)
Aaron’s, Inc. (Specialty Retail)	313	$17,431
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	411	13,160
ACI Worldwide, Inc.* (Software)	540	19,181
Acuity Brands, Inc. (Electrical Equipment)	186	27,217
Adient PLC (Auto Components)	405	9,356
Adtalem Global Education, Inc.* (Diversified Consumer Services)	269	13,267
AECOM Technology Corp.* (Construction & Engineering)	726	24,612
AGCO Corp. (Machinery)	299	21,163
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	315	7,440
Alleghany Corp.* (Insurance)	67	44,011
Allegheny Technologies, Inc.* (Metals & Mining)	585	14,578
ALLETE, Inc. (Electric Utilities)	240	19,548
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	797	7,866
AMC Networks, Inc.* - Class A (Media)	208	12,149
Amedisys, Inc.* (Health Care Providers & Services)	136	17,384
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	637	30,066
American Eagle Outfitters, Inc. (Specialty Retail)	780	18,548
American Financial Group, Inc. (Insurance)	328	33,958
Apergy Corp.* (Energy Equipment & Services)	360	14,288
AptarGroup, Inc. (Containers & Packaging)	293	32,594
Aqua America, Inc. (Water Utilities)	977	38,162
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	395	33,381
ASGN, Inc.* (Professional Services)	245	15,445
Ashland Global Holdings, Inc. (Chemicals)	291	23,434
Associated Banc-Corp. (Banks)	764	17,335
AutoNation, Inc.* (Specialty Retail)	268	11,237
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	221	9,271
Avis Budget Group, Inc.* (Road & Rail)	296	10,523
Avnet, Inc. (Electronic Equipment, Instruments & Components)	504	24,499
BancorpSouth Bank (Banks)	422	12,863
Bank of Hawaii Corp. (Banks)	192	15,817
Bank OZK (Banks)	562	18,349
Bed Bath & Beyond, Inc. (Specialty Retail)	640	10,694
Belden, Inc. (Electronic Equipment, Instruments & Components)	183	10,166
Bemis Co., Inc. (Containers & Packaging)	424	24,346
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	94	28,287
Bio-Techne Corp. (Life Sciences Tools & Services)	176	36,008
Black Hills Corp. (Multi-Utilities)	251	18,263
Blackbaud, Inc. (Software)	226	17,920
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	372	10,706
Brighthouse Financial, Inc.* (Insurance)	541	22,608
Brinker International, Inc. (Hotels, Restaurants & Leisure)	174	7,442
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,389	24,835
Brown & Brown, Inc. (Insurance)	1,080	34,290
Brunswick Corp. (Leisure Products)	404	20,689
Cable One, Inc. (Media)	23	24,392
Cabot Corp. (Chemicals)	277	12,570
CACI International, Inc.* - Class A (IT Services)	116	22,613
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	2,712	25,384
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,060	7,961
Camden Property Trust (Equity Real Estate Investment Trusts)	450	45,292
Cantel Medical Corp. (Health Care Equipment & Supplies)	169	11,651
Carlisle Cos., Inc. (Industrial Conglomerates)	266	37,618
Carpenter Technology Corp. (Metals & Mining)	220	10,927
Cars.com, Inc.* (Interactive Media & Services)	288	5,993
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	212	22,452
Casey’s General Stores, Inc. (Food & Staples Retailing)	170	22,500
Catalent, Inc.* (Pharmaceuticals)	677	30,344
Cathay General Bancorp, Inc. (Banks)	356	13,097
CDK Global, Inc. (Software)	580	34,986
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	224	31,465
Chemed Corp. (Health Care Providers & Services)	74	24,182
Chemical Financial Corp. (Banks)	333	14,629
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	4,858	14,137
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	165	16,640
Ciena Corp.* (Communications Equipment)	669	25,664
Cinemark Holdings, Inc. (Entertainment)	496	20,857
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	275	13,085
Clean Harbors, Inc.* (Commercial Services & Supplies)	236	17,936
CNO Financial Group, Inc. (Insurance)	748	12,379
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	923	8,270
Cognex Corp. (Electronic Equipment, Instruments & Components)	795	40,092
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	113	16,725
Colfax Corp.* (Machinery)	442	13,335
Commerce Bancshares, Inc. (Banks)	459	27,737
Commercial Metals Co. (Metals & Mining)	547	9,458
CommVault Systems, Inc.* (Software)	179	9,415
Compass Minerals International, Inc. (Metals & Mining)	158	9,068
Core Laboratories N.V. (Energy Equipment & Services)	206	13,058
Corecivic, Inc. (Equity Real Estate Investment Trusts)	552	11,487

	Shares	Value
Common Stocks, continued
CoreLogic, Inc.* (IT Services)	373	$15,148
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	171	18,709
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	513	14,302
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,956	18,719
Covetrus, Inc.* (Health Care Providers & Services)	445	14,627
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	112	18,899
Crane Co. (Machinery)	236	20,072
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	480	31,723
Cullen/Frost Bankers, Inc. (Banks)	293	29,795
Curtiss-Wright Corp. (Aerospace & Defense)	199	22,674
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,693	29,086
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	504	28,068
Dana Holding Corp. (Auto Components)	667	13,007
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	136	21,517
Delphi Technologies PLC (Auto Components)	412	9,118
Deluxe Corp. (Commercial Services & Supplies)	203	9,078
Dick’s Sporting Goods, Inc. (Specialty Retail)	343	12,691
Dillard’s, Inc. - Class A (Multiline Retail)(a)	86	5,887
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	191	51,682
Domtar Corp. (Paper & Forest Products)	293	14,328
Donaldson Co., Inc. (Machinery)	595	31,856
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	752	30,975
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	384	28,659
Dycom Industries, Inc.* (Construction & Engineering)	146	7,240
Eagle Materials, Inc. (Construction Materials)	214	19,455
East West Bancorp, Inc. (Banks)	674	34,699
Eaton Vance Corp. (Capital Markets)	536	22,282
Edgewell Personal Care Co.* (Personal Products)	252	10,390
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	303	14,959
EMCOR Group, Inc. (Construction & Engineering)	260	21,876
Encompass Health Corp. (Health Care Providers & Services)	459	29,583
Energizer Holdings, Inc. (Household Products)	296	14,175
EnerSys (Electrical Equipment)	200	13,838
Ensco Rowan plc - Class A (Energy Equipment & Services)	916	12,797
EPR Properties (Equity Real Estate Investment Trusts)	348	27,443
EQT Corp. (Oil, Gas & Consumable Fuels)	1,185	24,232
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	946	19,705
Evercore Partners, Inc. - Class A (Capital Markets)	191	18,609
Exelixis, Inc.* (Biotechnology)	1,396	27,445
F.N.B. Corp. (Banks)	1,509	18,304
FactSet Research Systems, Inc. (Capital Markets)	177	48,828
Fair Isaac Corp.* (Software)	135	37,766
Federated Investors, Inc. - Class B (Capital Markets)	445	13,675
First American Financial Corp. (Insurance)	519	29,614
First Financial Bankshares, Inc. (Banks)	315	19,379
First Horizon National Corp. (Banks)	1,480	22,333
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	589	20,774
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	351	21,597
Five Below, Inc.* (Specialty Retail)	259	37,916
Flowers Foods, Inc. (Food Products)	854	18,566
Fulton Financial Corp. (Banks)	790	13,628
GATX Corp. (Trading Companies & Distributors)	170	13,112
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	262	23,225
Gentex Corp. (Auto Components)	1,206	27,773
Genworth Financial, Inc.* - Class A (Insurance)	2,329	8,827
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	354	15,962
Graco, Inc. (Machinery)	769	39,411
Graham Holdings Co. - Class B (Diversified Consumer Services)	20	14,869
Granite Construction, Inc. (Construction & Engineering)	217	9,741
Green Dot Corp.* - Class A (Consumer Finance)	221	14,093
Greif, Inc. - Class A (Containers & Packaging)	122	4,821
Haemonetics Corp.* (Health Care Equipment & Supplies)	237	20,685
Hancock Holding Co. (Banks)	399	17,452
Hawaiian Electric Industries, Inc. (Electric Utilities)	507	21,030
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	583	18,003
Healthcare Services Group, Inc. (Commercial Services & Supplies)	343	11,611
HealthEquity, Inc.* (Health Care Providers & Services)	252	17,073
Helen of Troy, Ltd.* (Household Durables)	119	17,136
Herman Miller, Inc. (Commercial Services & Supplies)	274	10,637
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	482	21,488
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	310	31,440

	Shares	Value
Common Stocks, continued
HNI Corp. (Commercial Services & Supplies)	202	$7,415
Home BancShares, Inc. (Banks)	722	13,855
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	765	19,890
Hubbell, Inc. (Electrical Equipment)	254	32,410
ICU Medical, Inc.* (Health Care Equipment & Supplies)	77	17,518
IDACORP, Inc. (Electric Utilities)	234	23,171
IDEX Corp. (Machinery)	353	55,302
Ingevity Corp.* (Chemicals)	194	22,312
Ingredion, Inc. (Food Products)	310	29,373
Inogen, Inc.* (Health Care Equipment & Supplies)	83	7,246
Insperity, Inc. (Professional Services)	173	20,684
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	329	17,171
Interactive Brokers Group, Inc. - Class A (Capital Markets)	349	18,930
InterDigital, Inc. (Communications Equipment)	152	9,939
International Bancshares Corp. (Banks)	253	10,492
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	111	4,897
ITT, Inc. (Machinery)	407	24,644
j2 Global, Inc. (Software)	215	18,838
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	655	19,788
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	120	9,252
Janus Henderson Group PLC (Capital Markets)	768	19,254
JBG Smith Properties (Equity Real Estate Investment Trusts)	513	21,828
JetBlue Airways Corp.* (Airlines)	1,426	26,452
John Wiley & Sons, Inc. - Class A (Media)	210	9,698
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	212	32,768
KB Home (Household Durables)	394	10,209
KBR, Inc. (Construction & Engineering)	656	14,576
Kemper Corp. (Insurance)	283	25,436
Kennametal, Inc. (Machinery)	383	15,588
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	470	36,148
Kirby Corp.* (Marine)	251	20,512
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	579	19,310
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	396	32,737
Lancaster Colony Corp. (Food Products)	91	13,533
Landstar System, Inc. (Road & Rail)	187	20,375
Legg Mason, Inc. (Capital Markets)	398	13,313
Leidos Holdings, Inc. (IT Services)	680	49,966
LendingTree, Inc.* (Thrifts & Mortgage Finance)	35	13,469
Lennox International, Inc. (Building Products)	167	45,333
Liberty Property Trust (Equity Real Estate Investment Trusts)	688	34,152
Life Storage, Inc. (Equity Real Estate Investment Trusts)	217	20,678
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	95	11,956
Lincoln Electric Holdings, Inc. (Machinery)	294	25,657
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	115	23,121
LivaNova PLC* (Health Care Equipment & Supplies)	226	15,569
Live Nation Entertainment, Inc.* (Entertainment)	643	42,013
LiveRamp Holdings, Inc.* (IT Services)	317	18,491
LogMeIn, Inc. (Software)	236	19,446
Louisiana-Pacific Corp. (Paper & Forest Products)	630	15,781
Lumentum Holdings, Inc.* (Communications Equipment)	354	21,937
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	420	9,778
Mallinckrodt PLC* (Pharmaceuticals)	388	5,998
Manhattan Associates, Inc.* (Software)	302	20,370
ManpowerGroup, Inc. (Professional Services)	281	26,987
MarketAxess Holdings, Inc. (Capital Markets)	175	48,708
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	183	19,330
Masimo Corp.* (Health Care Equipment & Supplies)	228	29,674
MasTec, Inc.* (Construction & Engineering)	286	14,486
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	482	9,491
MAXIMUS, Inc. (IT Services)	297	21,874
McDermott International, Inc.* (Energy Equipment & Services)	841	6,804
MDU Resources Group, Inc. (Multi-Utilities)	912	23,848
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,773	30,957
Medidata Solutions, Inc.* (Health Care Technology)	290	26,199
MEDNAX, Inc.* (Health Care Providers & Services)	409	11,440
Mercury General Corp. (Insurance)	126	6,776
Meredith Corp. (Media)	186	10,974
Minerals Technologies, Inc. (Chemicals)	164	10,294
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	252	22,935
Molina Healthcare, Inc.* (Health Care Providers & Services)	291	37,721
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	184	28,651
MSA Safety, Inc. (Commercial Services & Supplies)	163	17,915
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	210	17,567
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	757	20,621
Murphy USA, Inc.* (Specialty Retail)	140	11,966
National Fuel Gas Co. (Gas Utilities)	401	23,743

	Shares	Value
Common Stocks, continued
National Instruments Corp. (Electronic Equipment, Instruments & Components)	523	$24,633
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	752	39,570
Navient Corp. (Consumer Finance)	1,012	13,672
NCR Corp.* (Technology Hardware, Storage & Peripherals)	553	16,009
NetScout Systems, Inc.* (Communications Equipment)	326	9,584
New Jersey Resources Corp. (Gas Utilities)	413	20,683
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,174	25,283
NewMarket Corp. (Chemicals)	41	17,203
Nordson Corp. (Machinery)	240	35,028
NorthWestern Corp. (Multi-Utilities)	234	16,345
NOW, Inc.* (Trading Companies & Distributors)	504	7,368
Nu Skin Enterprises, Inc. - Class A (Personal Products)	258	13,124
NuVasive, Inc.* (Health Care Equipment & Supplies)	240	14,544
nVent Electric PLC (Electrical Equipment)	750	20,963
NVR, Inc.* (Household Durables)	16	50,439
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,257	7,668
Oceaneering International, Inc.* (Energy Equipment & Services)	460	8,832
OGE Energy Corp. (Electric Utilities)	929	39,334
Old Dominion Freight Line, Inc. (Road & Rail)	302	45,082
Old Republic International Corp. (Insurance)	1,324	29,605
Olin Corp. (Chemicals)	767	16,636
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	240	22,953
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	950	33,621
ONE Gas, Inc. (Gas Utilities)	245	21,687
Oshkosh Corp. (Machinery)	326	26,924
Owens-Illinois, Inc. (Containers & Packaging)	715	14,128
PacWest Bancorp (Banks)	562	22,227
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)(a)	105	5,372
Patterson Cos., Inc. (Health Care Providers & Services)	384	8,387
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	994	13,508
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	558	18,738
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	607	19,764
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	495	10,727
Perspecta, Inc. (IT Services)	654	15,094
Pinnacle Financial Partners, Inc. (Banks)	339	19,686
Plantronics, Inc. (Communications Equipment)	152	7,825
PNM Resources, Inc. (Electric Utilities)	371	17,229
Polaris Industries, Inc. (Leisure Products)	267	25,739
PolyOne Corp. (Chemicals)	362	10,006
Pool Corp. (Distributors)	183	33,624
Post Holdings, Inc.* (Food Products)	309	34,849
Potlatch Corp. (Equity Real Estate Investment Trusts)	316	12,217
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	274	26,529
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	241	7,090
Primerica, Inc. (Insurance)	198	25,797
Prosperity Bancshares, Inc. (Banks)	309	22,755
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	93	14,287
PTC, Inc.* (Software)	497	44,964
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,100	8,272
Range Resources Corp. (Oil, Gas & Consumable Fuels)	966	8,733
Rayonier, Inc. (Equity Real Estate Investment Trusts)	602	19,138
Realogy Holdings Corp. (Real Estate Management & Development)	528	6,875
Regal Beloit Corp. (Electrical Equipment)	199	16,931
Reinsurance Group of America, Inc. (Insurance)	292	44,242
Reliance Steel & Aluminum Co. (Metals & Mining)	312	28,692
RenaissanceRe Holdings, Ltd. (Insurance)	196	30,451
Resideo Technologies, Inc.* (Building Products)	572	12,984
Royal Gold, Inc. (Metals & Mining)	305	26,553
RPM International, Inc. (Chemicals)	612	37,117
Ryder System, Inc. (Road & Rail)	247	15,561
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	830	16,235
Sabre Corp. (IT Services)	1,281	26,594
Sally Beauty Holdings, Inc.* (Specialty Retail)	561	9,930
Sanderson Farms, Inc. (Food Products)	91	13,798
Science Applications International Corp. (IT Services)	237	17,763
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	257	5,944
SEI Investments Co. (Capital Markets)	601	32,724
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	305	16,430
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,106	8,881
Sensient Technologies Corp. (Chemicals)	197	13,814
Service Corp. International (Diversified Consumer Services)	843	35,076
Signature Bank (Banks)	256	33,810
Signet Jewelers, Ltd. (Specialty Retail)	241	5,586
Silgan Holdings, Inc. (Containers & Packaging)	360	10,778
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	200	21,532
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	332	17,626
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	621	19,661
SLM Corp. (Consumer Finance)	2,032	20,645

	Shares	Value
Common Stocks, continued
SM Energy Co. (Oil, Gas & Consumable Fuels)	481	$7,662
Sonoco Products Co. (Containers & Packaging)	465	29,324
Sotheby’s* - Class A (Diversified Consumer Services)	153	6,454
Southwest Gas Corp. (Gas Utilities)	247	20,548
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	2,518	9,946
Spire, Inc. (Gas Utilities)	236	19,869
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	577	12,359
Steel Dynamics, Inc. (Metals & Mining)	1,068	33,833
Stericycle, Inc.* (Commercial Services & Supplies)	397	23,181
STERIS PLC (Health Care Equipment & Supplies)	393	51,474
Sterling Bancorp (Banks)	989	21,184
Stifel Financial Corp. (Capital Markets)	334	19,930
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	160	6,027
Syneos Health, Inc.* (Life Sciences Tools & Services)	283	13,281
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	193	20,821
Synovus Financial Corp. (Banks)	740	27,276
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	437	7,892
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	284	14,001
TCF Financial Corp. (Banks)	763	16,885
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	174	18,550
TEGNA, Inc. (Media)	1,004	15,984
Teledyne Technologies, Inc.* (Aerospace & Defense)	168	41,750
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	436	13,900
Tempur Sealy International, Inc.* (Household Durables)	214	13,140
Tenet Healthcare Corp.* (Health Care Providers & Services)	387	8,475
Teradata Corp.* (IT Services)	546	24,827
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	808	39,592
Terex Corp. (Machinery)	288	9,599
Texas Capital Bancshares, Inc.* (Banks)	234	15,147
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	310	16,743
The Boston Beer Co., Inc.* - Class A (Beverages)	41	12,710
The Brink’s Co. (Commercial Services & Supplies)	231	18,464
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	194	9,626
The Chemours Co. (Chemicals)	777	27,980
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	562	11,251
The Goodyear Tire & Rubber Co. (Auto Components)	1,080	20,746
The Hain Celestial Group, Inc.* (Food Products)	417	9,099
The Hanover Insurance Group, Inc. (Insurance)	189	22,795
The Michaels Cos., Inc.* (Specialty Retail)	418	4,698
The New York Times Co. - Class A (Media)	661	21,912
The Scotts Miracle-Gro Co. - Class A (Chemicals)	183	15,559
The Timken Co. (Machinery)	317	15,200
The Toro Co. (Machinery)	494	36,136
The Ultimate Software Group, Inc.* (Software)	147	48,605
The Wendy’s Co. (Hotels, Restaurants & Leisure)	846	15,744
Thor Industries, Inc. (Automobiles)	243	16,006
Toll Brothers, Inc. (Household Durables)	624	23,774
Tootsie Roll Industries, Inc. (Food Products)(a)	89	3,456
Transocean, Ltd.* (Energy Equipment & Services)	2,356	18,519
TreeHouse Foods, Inc.* (Food Products)	260	17,415
Trex Co., Inc.* (Building Products)	274	18,980
TRI Pointe Group, Inc.* (Household Durables)	659	8,600
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,170	47,759
Trinity Industries, Inc. (Machinery)	620	13,367
Trustmark Corp. (Banks)	303	10,896
Tupperware Brands Corp. (Household Durables)	226	5,379
Tyler Technologies, Inc.* (Software)	178	41,280
UGI Corp. (Gas Utilities)	809	44,099
UMB Financial Corp. (Banks)	205	14,321
Umpqua Holdings Corp. (Banks)	1,025	17,794
United Bankshares, Inc. (Banks)	475	18,639
United States Steel Corp. (Metals & Mining)	806	12,574
United Therapeutics Corp.* (Biotechnology)	203	20,822
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	833	9,155
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	197	31,441
Urban Edge Properties (Equity Real Estate Investment Trusts)	532	9,879
Urban Outfitters, Inc.* (Specialty Retail)	351	10,435
Valley National Bancorp (Banks)	1,544	16,181
Valmont Industries, Inc. (Construction & Engineering)	102	13,754
Valvoline, Inc. (Chemicals)	875	16,188
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	507	26,455
ViaSat, Inc.* (Communications Equipment)	264	23,976
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	615	12,183
Visteon Corp.* (Auto Components)	131	8,649
W.R. Berkley Corp. (Insurance)	672	41,194
Washington Federal, Inc. (Thrifts & Mortgage Finance)	377	12,494
Watsco, Inc. (Trading Companies & Distributors)	150	23,771
Webster Financial Corp. (Banks)	429	22,793

	Shares	Value
Common Stocks, continued
Weight Watchers International, Inc.* (Diversified Consumer Services)	181	$3,696
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	556	16,091
Werner Enterprises, Inc. (Road & Rail)	203	6,801
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	345	42,708
WEX, Inc.* (IT Services)	201	42,270
Williams-Sonoma, Inc. (Specialty Retail)	373	21,325
Wintrust Financial Corp. (Banks)	263	20,041
Woodward, Inc. (Machinery)	260	28,314
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	312	9,625
World Wrestling Entertainment, Inc. - Class A (Entertainment)	203	17,022
Worthington Industries, Inc. (Metals & Mining)	183	7,344
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,839	25,543
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	439	19,123
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	455	25,353
XPO Logistics, Inc.* (Air Freight & Logistics)	508	34,585
Yelp, Inc.* (Interactive Media & Services)	351	14,061
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	251	52,997
TOTAL COMMON STOCKS (Cost $5,640,294)		8,108,457

	Principal Amount	Value
Repurchase Agreements(b)(c) (43.8%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $6,344,447	$6,344,000	$6,344,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,344,000)		6,344,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(d)	8,632	$8,632
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(d)	2,239	2,239
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $10,871)		10,871

TOTAL INVESTMENT SECURITIES (Cost $11,995,165) - 99.9%		14,463,328
Net other assets (liabilities) - 0.1%		9,693

NET ASSETS - 100.0%		$14,473,021

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $10,546.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $668,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	6	6/24/19	$1,183,740	$52,045

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	5/28/19	2.88%	$2,898,320	$(4,703)
S&P MidCap 400	UBS AG	5/28/19	2.88%	2,284,496	(3,707)
				$5,182,816	$(8,410)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$64,424	0.4%
Air Freight & Logistics	34,585	0.2%
Airlines	26,452	0.2%
Auto Components	88,649	0.6%
Automobiles	16,006	0.1%
Banks	599,399	4.2%
Beverages	12,710	0.1%
Biotechnology	60,223	0.4%
Building Products	77,297	0.5%
Capital Markets	256,253	1.8%
Chemicals	223,113	1.5%
Commercial Services & Supplies	116,237	0.8%
Communications Equipment	98,925	0.7%
Construction & Engineering	106,285	0.7%
Construction Materials	19,455	0.1%
Consumer Finance	48,410	0.3%
Containers & Packaging	115,991	0.8%
Distributors	33,624	0.2%
Diversified Consumer Services	73,362	0.5%
Electric Utilities	120,312	0.8%
Electrical Equipment	111,359	0.8%
Electronic Equipment, Instruments & Components	344,715	2.4%
Energy Equipment & Services	87,806	0.6%
Entertainment	79,892	0.6%
Equity Real Estate Investment Trusts	755,752	5.3%
Food & Staples Retailing	34,859	0.2%
Food Products	140,088	1.0%
Gas Utilities	150,629	1.0%
Health Care Equipment & Supplies	284,913	2.0%
Health Care Providers & Services	182,032	1.3%
Health Care Technology	34,065	0.2%
Hotels, Restaurants & Leisure	334,107	2.3%
Household Durables	128,677	0.9%
Household Products	14,175	0.1%
Industrial Conglomerates	37,618	0.3%
Insurance	411,982	2.8%
Interactive Media & Services	20,054	0.1%
IT Services	254,640	1.8%
Leisure Products	46,428	0.3%
Life Sciences Tools & Services	135,570	0.9%
Machinery	411,597	2.8%
Marine	20,512	0.1%
Media	95,109	0.7%
Metals & Mining	153,027	1.1%
Multiline Retail	28,840	0.2%
Multi-Utilities	58,456	0.4%
Oil, Gas & Consumable Fuels	200,604	1.4%
Paper & Forest Products	30,109	0.2%
Personal Products	23,514	0.2%
Pharmaceuticals	43,432	0.3%
Professional Services	63,116	0.4%
Real Estate Management & Development	39,643	0.3%
Road & Rail	140,878	1.0%
Semiconductors & Semiconductor Equipment	288,554	2.0%
Software	312,771	2.2%
Specialty Retail	172,457	1.2%
Technology Hardware, Storage & Peripherals	16,009	0.1%
Textiles, Apparel & Luxury Goods	63,630	0.4%
Thrifts & Mortgage Finance	51,246	0.4%
Trading Companies & Distributors	61,818	0.4%
Water Utilities	38,162	0.3%
Wireless Telecommunication Services	13,900	0.1%
Other **	6,364,564	44.0%
Total	$14,473,021	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Mid-Cap Growth ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (100.1%)
Aaron’s, Inc. (Specialty Retail)	706	$39,317
ACI Worldwide, Inc.* (Software)	2,302	81,767
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,145	56,471
Allegheny Technologies, Inc.* (Metals & Mining)	2,491	62,076
AMC Networks, Inc.* - Class A (Media)	434	25,350
Amedisys, Inc.* (Health Care Providers & Services)	577	73,752
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,715	128,148
Apergy Corp.* (Energy Equipment & Services)	782	31,038
AptarGroup, Inc. (Containers & Packaging)	686	76,310
Aqua America, Inc. (Water Utilities)	1,920	74,995
ASGN, Inc.* (Professional Services)	1,043	65,751
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	940	39,433
BancorpSouth Bank (Banks)	863	26,304
Bank of Hawaii Corp. (Banks)	384	31,634
Bemis Co., Inc. (Containers & Packaging)	885	50,817
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	399	120,071
Bio-Techne Corp. (Life Sciences Tools & Services)	748	153,033
Black Hills Corp. (Multi-Utilities)	1,070	77,853
Blackbaud, Inc. (Software)	597	47,336
Brinker International, Inc. (Hotels, Restaurants & Leisure)	743	31,778
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,900	51,852
Brown & Brown, Inc. (Insurance)	4,600	146,050
Cable One, Inc. (Media)	61	64,692
Cabot Corp. (Chemicals)	661	29,996
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	4,516	33,915
Camden Property Trust (Equity Real Estate Investment Trusts)	1,130	113,735
Cantel Medical Corp. (Health Care Equipment & Supplies)	338	23,302
Carlisle Cos., Inc. (Industrial Conglomerates)	726	102,671
Cars.com, Inc.* (Interactive Media & Services)	602	12,528
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	460	48,719
Catalent, Inc.* (Pharmaceuticals)	1,645	73,729
CDK Global, Inc. (Software)	1,013	61,104
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	535	75,151
Chemed Corp. (Health Care Providers & Services)	316	103,262
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	10,140	29,507
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	702	70,797
Ciena Corp.* (Communications Equipment)	2,850	109,326
Cinemark Holdings, Inc. (Entertainment)	950	39,948
Clean Harbors, Inc.* (Commercial Services & Supplies)	584	44,384
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	3,930	35,213
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,659	83,663
Commerce Bancshares, Inc. (Banks)	1,252	75,658
CommVault Systems, Inc.* (Software)	764	40,186
Core Laboratories N.V. (Energy Equipment & Services)	492	31,188
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,129	23,494
CoreLogic, Inc.* (IT Services)	1,587	64,448
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	436	47,703
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	4,082	39,065
Covetrus, Inc.* (Health Care Providers & Services)	853	28,038
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	262	44,210
Crane Co. (Machinery)	594	50,520
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,046	135,220
Curtiss-Wright Corp. (Aerospace & Defense)	848	96,621
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	7,211	123,885
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	2,145	119,455
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	577	91,287
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	813	219,981
Donaldson Co., Inc. (Machinery)	1,647	88,180
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,666	68,623
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	966	72,092
Eagle Materials, Inc. (Construction Materials)	464	42,182
East West Bancorp, Inc. (Banks)	1,436	73,925
Eaton Vance Corp. (Capital Markets)	1,392	57,865
Edgewell Personal Care Co.* (Personal Products)	525	21,646
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	1,289	63,638
Encompass Health Corp. (Health Care Providers & Services)	1,957	126,129
Energizer Holdings, Inc. (Household Products)	643	30,793
EnerSys (Electrical Equipment)	572	39,577
Ensco Rowan plc - Class A (Energy Equipment & Services)	3,900	54,482
EPR Properties (Equity Real Estate Investment Trusts)	980	77,283
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	4,031	83,966
Evercore Partners, Inc. - Class A (Capital Markets)	366	35,659
Exelixis, Inc.* (Biotechnology)	3,033	59,629
F.N.B. Corp. (Banks)	2,958	35,881

	Shares	Value
Common Stocks, continued
FactSet Research Systems, Inc. (Capital Markets)	754	$208,005
Fair Isaac Corp.* (Software)	576	161,136
Federated Investors, Inc. - Class B (Capital Markets)	911	27,995
First Financial Bankshares, Inc. (Banks)	1,344	82,683
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,631	57,525
Five Below, Inc.* (Specialty Retail)	1,105	161,761
Flowers Foods, Inc. (Food Products)	1,818	39,523
GATX Corp. (Trading Companies & Distributors)	319	24,604
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	558	49,467
Gentex Corp. (Auto Components)	3,750	86,363
Genworth Financial, Inc.* - Class A (Insurance)	4,465	16,922
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,509	68,041
Graco, Inc. (Machinery)	1,933	99,066
Green Dot Corp.* - Class A (Consumer Finance)	944	60,199
Greif, Inc. - Class A (Containers & Packaging)	234	9,248
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,011	88,240
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,058	43,886
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,465	45,239
Healthcare Services Group, Inc. (Commercial Services & Supplies)	804	27,215
HealthEquity, Inc.* (Health Care Providers & Services)	1,076	72,899
Helen of Troy, Ltd.* (Household Durables)	507	73,008
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	985	43,911
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,321	133,976
Home BancShares, Inc. (Banks)	1,384	26,559
Hubbell, Inc. (Electrical Equipment)	660	84,216
ICU Medical, Inc.* (Health Care Equipment & Supplies)	329	74,848
IDACORP, Inc. (Electric Utilities)	569	56,342
IDEX Corp. (Machinery)	1,502	235,304
Ingevity Corp.* (Chemicals)	470	54,055
Inogen, Inc.* (Health Care Equipment & Supplies)	199	17,373
Insperity, Inc. (Professional Services)	738	88,235
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,402	73,170
Interactive Brokers Group, Inc. - Class A (Capital Markets)	1,012	54,891
InterDigital, Inc. (Communications Equipment)	381	24,914
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	226	9,971
ITT, Inc. (Machinery)	1,732	104,873
j2 Global, Inc. (Software)	918	80,435
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	322	24,826
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,655	70,420
John Wiley & Sons, Inc. - Class A (Media)	574	26,507
KBR, Inc. (Construction & Engineering)	1,313	29,175
Kemper Corp. (Insurance)	519	46,648
Kennametal, Inc. (Machinery)	1,630	66,341
Kirby Corp.* (Marine)	481	39,307
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	996	82,339
Lancaster Colony Corp. (Food Products)	387	57,551
Landstar System, Inc. (Road & Rail)	509	55,461
Leidos Holdings, Inc. (IT Services)	2,896	212,798
LendingTree, Inc.* (Thrifts & Mortgage Finance)	147	56,569
Lennox International, Inc. (Building Products)	711	193,001
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,613	80,069
Life Storage, Inc. (Equity Real Estate Investment Trusts)	924	88,048
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	405	50,969
Lincoln Electric Holdings, Inc. (Machinery)	664	57,947
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	490	98,515
LivaNova PLC* (Health Care Equipment & Supplies)	965	66,479
Live Nation Entertainment, Inc.* (Entertainment)	2,741	179,096
LiveRamp Holdings, Inc.* (IT Services)	1,352	78,862
Louisiana-Pacific Corp. (Paper & Forest Products)	1,052	26,353
Lumentum Holdings, Inc.* (Communications Equipment)	784	48,584
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,163	27,075
Mallinckrodt PLC* (Pharmaceuticals)	1,655	25,586
Manhattan Associates, Inc.* (Software)	889	59,963
MarketAxess Holdings, Inc. (Capital Markets)	747	207,913
Masimo Corp.* (Health Care Equipment & Supplies)	969	126,115
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,314	25,873
MAXIMUS, Inc. (IT Services)	1,264	93,094
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	7,552	131,858
Medidata Solutions, Inc.* (Health Care Technology)	740	66,852
Mercury General Corp. (Insurance)	247	13,284
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,238	160,482
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	782	121,765
MSA Safety, Inc. (Commercial Services & Supplies)	695	76,387
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	474	39,650

	Shares	Value
Common Stocks, continued
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	3,224	$87,822
National Fuel Gas Co. (Gas Utilities)	1,710	101,249
National Instruments Corp. (Electronic Equipment, Instruments & Components)	2,227	104,892
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	3,203	168,542
NewMarket Corp. (Chemicals)	114	47,832
Nordson Corp. (Machinery)	440	64,218
NorthWestern Corp. (Multi-Utilities)	579	40,443
NOW, Inc.* (Trading Companies & Distributors)	967	14,138
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,023	61,994
NVR, Inc.* (Household Durables)	40	126,099
OGE Energy Corp. (Electric Utilities)	2,216	93,826
Old Dominion Freight Line, Inc. (Road & Rail)	862	128,679
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,022	97,744
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	4,047	143,223
ONE Gas, Inc. (Gas Utilities)	542	47,978
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)(a)	227	11,613
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,092	36,669
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,216	39,593
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,222	26,481
Plantronics, Inc. (Communications Equipment)	377	19,408
Pool Corp. (Distributors)	781	143,501
Post Holdings, Inc.* (Food Products)	1,318	148,644
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	1,169	113,183
Primerica, Inc. (Insurance)	844	109,965
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	226	34,718
PTC, Inc.* (Software)	2,116	191,435
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	4,684	35,224
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,514	48,130
Regal Beloit Corp. (Electrical Equipment)	441	37,520
Royal Gold, Inc. (Metals & Mining)	831	72,347
RPM International, Inc. (Chemicals)	2,609	158,236
Sabre Corp. (IT Services)	5,458	113,308
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,505	26,639
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	1,097	25,374
SEI Investments Co. (Capital Markets)	1,407	76,611
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,304	70,246
Sensient Technologies Corp. (Chemicals)	394	27,627
Service Corp. International (Diversified Consumer Services)	3,593	149,506
Signature Bank (Banks)	655	86,506
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	854	91,942
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	666	35,358
SLM Corp. (Consumer Finance)	8,656	87,945
Sotheby’s* - Class A (Diversified Consumer Services)	306	12,907
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,934	19,489
Spire, Inc. (Gas Utilities)	442	37,212
STERIS PLC (Health Care Equipment & Supplies)	1,676	219,522
Sterling Bancorp (Banks)	2,108	45,153
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	382	14,390
Syneos Health, Inc.* (Life Sciences Tools & Services)	700	32,851
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	782	14,123
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	715	35,250
Teledyne Technologies, Inc.* (Aerospace & Defense)	352	87,476
Tempur Sealy International, Inc.* (Household Durables)	509	31,253
Tenet Healthcare Corp.* (Health Care Providers & Services)	742	16,250
Teradata Corp.* (IT Services)	2,324	105,672
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,133	104,517
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	859	46,395
The Boston Beer Co., Inc.* - Class A (Beverages)	173	53,632
The Brink’s Co. (Commercial Services & Supplies)	521	41,644
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	413	20,493
The Chemours Co. (Chemicals)	3,310	119,193
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,005	20,120
The Hanover Insurance Group, Inc. (Insurance)	338	40,766
The New York Times Co. - Class A (Media)	2,814	93,285
The Scotts Miracle-Gro Co. - Class A (Chemicals)	498	42,340
The Toro Co. (Machinery)	1,283	93,851
The Ultimate Software Group, Inc.* (Software)	628	207,648
The Wendy’s Co. (Hotels, Restaurants & Leisure)	3,604	67,070
Tootsie Roll Industries, Inc. (Food Products)(a)	378	14,678
Transocean, Ltd.* (Energy Equipment & Services)	4,616	36,282
Trex Co., Inc.* (Building Products)	758	52,507
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	4,984	203,447
Tupperware Brands Corp. (Household Durables)	328	7,806

	Shares	Value
Common Stocks, continued
Tyler Technologies, Inc.* (Software)	759	$176,020
UGI Corp. (Gas Utilities)	3,445	187,787
UMB Financial Corp. (Banks)	875	61,128
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	3,547	38,982
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	555	88,578
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,190	22,098
Urban Outfitters, Inc.* (Specialty Retail)	1,493	44,387
Valvoline, Inc. (Chemicals)	1,566	28,971
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,492	77,853
ViaSat, Inc.* (Communications Equipment)	563	51,132
Weight Watchers International, Inc.* (Diversified Consumer Services)	770	15,723
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,399	40,487
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,470	181,971
WEX, Inc.* (IT Services)	854	179,596
Williams-Sonoma, Inc. (Specialty Retail)	826	47,222
Woodward, Inc. (Machinery)	1,107	120,552
World Wrestling Entertainment, Inc. - Class A (Entertainment)	867	72,698
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	1,217	53,013
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,940	108,096
XPO Logistics, Inc.* (Air Freight & Logistics)	909	61,885
Yelp, Inc.* (Interactive Media & Services)	1,495	59,889
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,068	225,497
TOTAL COMMON STOCKS (Cost $15,026,946)		17,714,342

	Principal Amount	Value
Repurchase Agreements(b) (0.1%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $13,000	$13,000	$13,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,000)		13,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(c)	16,961	$16,961
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(c)	4,398	4,398
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $21,359)		21,359

TOTAL INVESTMENT SECURITIES (Cost $15,061,305) - 100.3%		17,748,701
Net other assets (liabilities) - (0.3)%		(48,357)

NET ASSETS - 100.0%		$17,700,344

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $20,743.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

Mid-Cap Growth ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$184,097	1.0%
Air Freight & Logistics	61,885	0.3%
Auto Components	86,363	0.5%
Banks	545,431	3.1%
Beverages	53,632	0.3%
Biotechnology	110,598	0.6%
Building Products	245,508	1.4%
Capital Markets	668,940	3.8%
Chemicals	508,250	2.9%
Commercial Services & Supplies	189,630	1.1%
Communications Equipment	253,364	1.4%
Construction & Engineering	29,175	0.2%
Construction Materials	42,182	0.2%
Consumer Finance	148,144	0.8%
Containers & Packaging	136,375	0.8%
Distributors	143,501	0.8%
Diversified Consumer Services	234,607	1.3%
Electric Utilities	194,054	1.1%
Electrical Equipment	161,313	0.9%
Electronic Equipment, Instruments & Components	716,014	4.0%
Energy Equipment & Services	152,990	0.9%
Entertainment	291,742	1.6%
Equity Real Estate Investment Trusts	1,901,107	10.8%
Food Products	260,396	1.5%
Gas Utilities	374,226	2.1%
Health Care Equipment & Supplies	1,174,463	6.7%
Health Care Providers & Services	580,812	3.3%
Health Care Technology	66,852	0.4%
Hotels, Restaurants & Leisure	931,187	5.3%
Household Durables	238,166	1.3%
Household Products	30,793	0.2%
Industrial Conglomerates	102,671	0.6%
Insurance	373,635	2.1%
Interactive Media & Services	72,417	0.4%
IT Services	847,778	4.8%
Life Sciences Tools & Services	494,289	2.8%
Machinery	980,852	5.5%
Marine	39,307	0.2%
Media	209,834	1.2%
Metals & Mining	134,423	0.8%
Multiline Retail	97,744	0.6%
Multi-Utilities	118,296	0.7%
Oil, Gas & Consumable Fuels	387,678	2.2%
Paper & Forest Products	26,353	0.1%
Personal Products	21,646	0.1%
Pharmaceuticals	99,315	0.6%
Professional Services	153,986	0.9%
Road & Rail	233,607	1.3%
Semiconductors & Semiconductor Equipment	828,396	4.7%
Software	1,107,030	6.3%
Specialty Retail	319,326	1.8%
Textiles, Apparel & Luxury Goods	140,006	0.8%
Thrifts & Mortgage Finance	56,569	0.3%
Trading Companies & Distributors	78,392	0.4%
Water Utilities	74,995	0.4%
Other **	(13,998)	(0.2)%
Total	$17,700,344	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Mid-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (99.9%)
Aaron’s, Inc. (Specialty Retail)	652	$36,310
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,825	58,436
Acuity Brands, Inc. (Electrical Equipment)	823	120,429
Adient PLC (Auto Components)	1,795	41,465
AECOM Technology Corp.* (Construction & Engineering)	3,220	109,157
AGCO Corp. (Machinery)	1,325	93,783
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,398	33,021
Alleghany Corp.* (Insurance)	299	196,406
ALLETE, Inc. (Electric Utilities)	1,062	86,500
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	3,535	34,890
AMC Networks, Inc.* - Class A (Media)	470	27,453
American Eagle Outfitters, Inc. (Specialty Retail)	3,457	82,206
American Financial Group, Inc. (Insurance)	1,455	150,636
Apergy Corp.* (Energy Equipment & Services)	782	31,038
AptarGroup, Inc. (Containers & Packaging)	584	64,964
Aqua America, Inc. (Water Utilities)	2,346	91,635
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,751	147,976
Ashland Global Holdings, Inc. (Chemicals)	1,291	103,965
Associated Banc-Corp. (Banks)	3,390	76,919
AutoNation, Inc.* (Specialty Retail)	1,189	49,855
Avis Budget Group, Inc.* (Road & Rail)	1,313	46,677
Avnet, Inc. (Electronic Equipment, Instruments & Components)	2,236	108,692
BancorpSouth Bank (Banks)	973	29,657
Bank of Hawaii Corp. (Banks)	451	37,153
Bank OZK (Banks)	2,493	81,396
Bed Bath & Beyond, Inc. (Specialty Retail)	2,836	47,390
Belden, Inc. (Electronic Equipment, Instruments & Components)	813	45,162
Bemis Co., Inc. (Containers & Packaging)	959	55,066
Blackbaud, Inc. (Software)	380	30,130
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,648	47,429
Brighthouse Financial, Inc.* (Insurance)	2,407	100,589
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	3,142	56,179
Brunswick Corp. (Leisure Products)	1,794	91,871
Cable One, Inc. (Media)	38	40,300
Cabot Corp. (Chemicals)	540	24,505
CACI International, Inc.* - Class A (IT Services)	513	100,004
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	12,025	112,553
Camden Property Trust (Equity Real Estate Investment Trusts)	817	82,231
Cantel Medical Corp. (Health Care Equipment & Supplies)	397	27,369
Carlisle Cos., Inc. (Industrial Conglomerates)	425	60,104
Carpenter Technology Corp. (Metals & Mining)	977	48,528
Cars.com, Inc.* (Interactive Media & Services)	653	13,589
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	460	48,719
Casey’s General Stores, Inc. (Food & Staples Retailing)	755	99,924
Catalent, Inc.* (Pharmaceuticals)	1,291	57,863
Cathay General Bancorp, Inc. (Banks)	1,577	58,018
CDK Global, Inc. (Software)	1,518	91,566
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	438	61,526
Chemical Financial Corp. (Banks)	1,475	64,797
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	10,984	31,963
Cinemark Holdings, Inc. (Entertainment)	1,208	50,796
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,220	58,048
Clean Harbors, Inc.* (Commercial Services & Supplies)	440	33,440
CNO Financial Group, Inc. (Insurance)	3,316	54,880
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,797	90,623
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	501	74,153
Colfax Corp.* (Machinery)	1,961	59,163
Commerce Bancshares, Inc. (Banks)	733	44,295
Commercial Metals Co. (Metals & Mining)	2,427	41,963
Compass Minerals International, Inc. (Metals & Mining)	698	40,058
Core Laboratories N.V. (Energy Equipment & Services)	402	25,483
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,274	26,512
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	302	33,042
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	2,274	63,399
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	4,423	42,328
Covetrus, Inc.* (Health Care Providers & Services)	1,085	35,664
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	223	37,629
Crane Co. (Machinery)	430	36,572
Cullen/Frost Bankers, Inc. (Banks)	1,299	132,096
Dana Holding Corp. (Auto Components)	2,957	57,662
Delphi Technologies PLC (Auto Components)	1,825	40,387
Deluxe Corp. (Commercial Services & Supplies)	901	40,293
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,521	56,277
Dillard’s, Inc. - Class A (Multiline Retail)(a)	381	26,079
Domtar Corp. (Paper & Forest Products)	1,298	63,472
Donaldson Co., Inc. (Machinery)	923	49,417
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,601	65,945
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	698	52,092
Dycom Industries, Inc.* (Construction & Engineering)	649	32,184
Eagle Materials, Inc. (Construction Materials)	464	42,182

	Shares	Value
Common Stocks, continued
East West Bancorp, Inc. (Banks)	1,495	$76,963
Eaton Vance Corp. (Capital Markets)	927	38,535
Edgewell Personal Care Co.* (Personal Products)	569	23,460
EMCOR Group, Inc. (Construction & Engineering)	1,155	97,182
Energizer Holdings, Inc. (Household Products)	642	30,745
EnerSys (Electrical Equipment)	293	20,273
EPR Properties (Equity Real Estate Investment Trusts)	525	41,402
EQT Corp. (Oil, Gas & Consumable Fuels)	5,255	107,465
Evercore Partners, Inc. - Class A (Capital Markets)	465	45,305
Exelixis, Inc.* (Biotechnology)	3,034	59,648
F.N.B. Corp. (Banks)	3,614	43,838
Federated Investors, Inc. - Class B (Capital Markets)	1,028	31,590
First American Financial Corp. (Insurance)	2,299	131,181
First Horizon National Corp. (Banks)	6,564	99,051
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	914	32,237
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,558	95,864
Flowers Foods, Inc. (Food Products)	1,893	41,154
Fulton Financial Corp. (Banks)	3,504	60,444
GATX Corp. (Trading Companies & Distributors)	422	32,549
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	580	51,417
Gentex Corp. (Auto Components)	1,444	33,255
Genworth Financial, Inc.* - Class A (Insurance)	5,680	21,527
Graco, Inc. (Machinery)	1,398	71,648
Graham Holdings Co. - Class B (Diversified Consumer Services)	90	66,908
Granite Construction, Inc. (Construction & Engineering)	963	43,229
Greif, Inc. - Class A (Containers & Packaging)	298	11,777
Hancock Holding Co. (Banks)	1,767	77,289
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,146	47,536
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,060	32,733
Healthcare Services Group, Inc. (Commercial Services & Supplies)	685	23,187
Herman Miller, Inc. (Commercial Services & Supplies)	1,214	47,127
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,111	49,528
HNI Corp. (Commercial Services & Supplies)	897	32,929
Home BancShares, Inc. (Banks)	1,761	33,794
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	3,392	88,192
Hubbell, Inc. (Electrical Equipment)	439	56,016
IDACORP, Inc. (Electric Utilities)	447	44,262
Ingevity Corp.* (Chemicals)	369	42,439
Ingredion, Inc. (Food Products)	1,375	130,282
Inogen, Inc.* (Health Care Equipment & Supplies)	162	14,143
Interactive Brokers Group, Inc. - Class A (Capital Markets)	496	26,903
InterDigital, Inc. (Communications Equipment)	276	18,048
International Bancshares Corp. (Banks)	1,124	46,612
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	255	11,251
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	2,904	87,730
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	197	15,189
Janus Henderson Group PLC (Capital Markets)	3,403	85,313
JBG Smith Properties (Equity Real Estate Investment Trusts)	739	31,444
JetBlue Airways Corp.* (Airlines)	6,322	117,273
John Wiley & Sons, Inc. - Class A (Media)	335	15,470
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	941	145,450
KB Home (Household Durables)	1,745	45,213
KBR, Inc. (Construction & Engineering)	1,542	34,263
Kemper Corp. (Insurance)	716	64,354
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	2,082	160,127
Kirby Corp.* (Marine)	611	49,931
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	2,569	85,676
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	720	59,522
Landstar System, Inc. (Road & Rail)	298	32,470
Legg Mason, Inc. (Capital Markets)	1,764	59,006
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,373	68,156
Lincoln Electric Holdings, Inc. (Machinery)	613	53,497
LogMeIn, Inc. (Software)	1,048	86,355
Louisiana-Pacific Corp. (Paper & Forest Products)	1,451	36,348
Lumentum Holdings, Inc.* (Communications Equipment)	753	46,663
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	652	15,179
Manhattan Associates, Inc.* (Software)	416	28,059
ManpowerGroup, Inc. (Professional Services)	1,245	119,570
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	811	85,666
MasTec, Inc.* (Construction & Engineering)	1,270	64,326
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	770	15,161
McDermott International, Inc.* (Energy Equipment & Services)	3,730	30,176
MDU Resources Group, Inc. (Multi-Utilities)	4,045	105,776
Medidata Solutions, Inc.* (Health Care Technology)	514	46,435
MEDNAX, Inc.* (Health Care Providers & Services)	1,814	50,737
Mercury General Corp. (Insurance)	302	16,242
Meredith Corp. (Media)	825	48,675

	Shares	Value
Common Stocks, continued
Minerals Technologies, Inc. (Chemicals)	727	$45,634
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,118	101,749
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	438	36,639
Murphy USA, Inc.* (Specialty Retail)	619	52,906
Navient Corp. (Consumer Finance)	4,489	60,646
NCR Corp.* (Technology Hardware, Storage & Peripherals)	2,454	71,043
NetScout Systems, Inc.* (Communications Equipment)	1,445	42,483
New Jersey Resources Corp. (Gas Utilities)	1,831	91,697
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	9,639	112,102
NewMarket Corp. (Chemicals)	61	25,594
Nordson Corp. (Machinery)	607	88,591
NorthWestern Corp. (Multi-Utilities)	436	30,455
NOW, Inc.* (Trading Companies & Distributors)	1,231	17,997
Nu Skin Enterprises, Inc. - Class A (Personal Products)	1,142	58,093
nVent Electric PLC (Electrical Equipment)	3,326	92,962
NVR, Inc.* (Household Durables)	28	88,269
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	5,576	34,014
Oceaneering International, Inc.* (Energy Equipment & Services)	2,039	39,149
OGE Energy Corp. (Electric Utilities)	1,813	76,762
Old Dominion Freight Line, Inc. (Road & Rail)	442	65,982
Old Republic International Corp. (Insurance)	5,870	131,253
Olin Corp. (Chemicals)	3,402	73,789
ONE Gas, Inc. (Gas Utilities)	521	46,119
Oshkosh Corp. (Machinery)	1,444	119,259
Owens-Illinois, Inc. (Containers & Packaging)	3,169	62,619
PacWest Bancorp (Banks)	2,492	98,559
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)(a)	227	11,613
Patterson Cos., Inc. (Health Care Providers & Services)	1,704	37,215
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,407	59,890
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,335	44,829
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,427	46,463
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	922	19,980
Perspecta, Inc. (IT Services)	2,901	66,955
Pinnacle Financial Partners, Inc. (Banks)	1,503	87,279
Plantronics, Inc. (Communications Equipment)	284	14,620
PNM Resources, Inc. (Electric Utilities)	1,643	76,301
Polaris Industries, Inc. (Leisure Products)	1,182	113,945
PolyOne Corp. (Chemicals)	1,603	44,307
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,400	54,124
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,069	31,450
Prosperity Bancshares, Inc. (Banks)	1,368	100,740
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	177	27,191
Range Resources Corp. (Oil, Gas & Consumable Fuels)	4,283	38,718
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,095	34,810
Realogy Holdings Corp. (Real Estate Management & Development)	2,342	30,493
Regal Beloit Corp. (Electrical Equipment)	423	35,989
Reinsurance Group of America, Inc. (Insurance)	1,296	196,357
Reliance Steel & Aluminum Co. (Metals & Mining)	1,384	127,273
RenaissanceRe Holdings, Ltd. (Insurance)	871	135,319
Resideo Technologies, Inc.* (Building Products)	2,536	57,567
Royal Gold, Inc. (Metals & Mining)	487	42,398
Ryder System, Inc. (Road & Rail)	1,095	68,985
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	3,678	71,942
Sally Beauty Holdings, Inc.* (Specialty Retail)	921	16,302
Sanderson Farms, Inc. (Food Products)	402	60,955
Science Applications International Corp. (IT Services)	1,049	78,623
SEI Investments Co. (Capital Markets)	1,198	65,231
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	4,904	39,379
Sensient Technologies Corp. (Chemicals)	462	32,395
Signature Bank (Banks)	455	60,092
Signet Jewelers, Ltd. (Specialty Retail)	1,071	24,826
Silgan Holdings, Inc. (Containers & Packaging)	1,595	47,754
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	781	41,463
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	2,752	87,128
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,131	33,947
Sonoco Products Co. (Containers & Packaging)	2,060	129,904
Sotheby’s* - Class A (Diversified Consumer Services)	359	15,143
Southwest Gas Corp. (Gas Utilities)	1,095	91,093
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	6,029	23,815
Spire, Inc. (Gas Utilities)	586	49,335
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,560	54,835
Steel Dynamics, Inc. (Metals & Mining)	4,735	150,004
Stericycle, Inc.* (Commercial Services & Supplies)	1,759	102,709
Sterling Bancorp (Banks)	2,194	46,995
Stifel Financial Corp. (Capital Markets)	1,483	88,492
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	313	11,791
Syneos Health, Inc.* (Life Sciences Tools & Services)	528	24,779

	Shares	Value
Common Stocks, continued
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	856	$92,345
Synovus Financial Corp. (Banks)	3,282	120,975
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,124	20,299
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	517	25,488
TCF Financial Corp. (Banks)	3,382	74,844
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	770	82,090
TEGNA, Inc. (Media)	4,451	70,860
Teledyne Technologies, Inc.* (Aerospace & Defense)	381	94,682
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,934	61,656
Tempur Sealy International, Inc.* (Household Durables)	416	25,542
Tenet Healthcare Corp.* (Health Care Providers & Services)	944	20,674
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,361	66,689
Terex Corp. (Machinery)	1,278	42,596
Texas Capital Bancshares, Inc.* (Banks)	1,036	67,060
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	481	25,979
The Brink’s Co. (Commercial Services & Supplies)	481	38,446
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	430	21,337
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,445	28,929
The Goodyear Tire & Rubber Co. (Auto Components)	4,789	91,996
The Hain Celestial Group, Inc.* (Food Products)	1,847	40,302
The Hanover Insurance Group, Inc. (Insurance)	486	58,616
The Michaels Cos., Inc.* (Specialty Retail)	1,855	20,850
The Scotts Miracle-Gro Co. - Class A (Chemicals)	291	24,741
The Timken Co. (Machinery)	1,407	67,466
The Toro Co. (Machinery)	853	62,397
Thor Industries, Inc. (Automobiles)	1,079	71,074
Toll Brothers, Inc. (Household Durables)	2,767	105,424
Transocean, Ltd.* (Energy Equipment & Services)	5,640	44,330
TreeHouse Foods, Inc.* (Food Products)	1,155	77,362
Trex Co., Inc.* (Building Products)	425	29,440
TRI Pointe Group, Inc.* (Household Durables)	2,923	38,145
Trinity Industries, Inc. (Machinery)	2,751	59,312
Trustmark Corp. (Banks)	1,345	48,366
Tupperware Brands Corp. (Household Durables)	663	15,779
Umpqua Holdings Corp. (Banks)	4,546	78,919
United Bankshares, Inc. (Banks)	2,106	82,639
United States Steel Corp. (Metals & Mining)	3,573	55,739
United Therapeutics Corp.* (Biotechnology)	902	92,519
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	297	47,401
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,239	23,008
Valley National Bancorp (Banks)	6,848	71,767
Valmont Industries, Inc. (Construction & Engineering)	453	61,083
Valvoline, Inc. (Chemicals)	2,252	41,662
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	697	36,369
ViaSat, Inc.* (Communications Equipment)	587	53,312
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,728	54,042
Visteon Corp.* (Auto Components)	583	38,490
W.R. Berkley Corp. (Insurance)	2,982	182,797
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,673	55,443
Watsco, Inc. (Trading Companies & Distributors)	663	105,065
Webster Financial Corp. (Banks)	1,903	101,106
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,012	29,287
Werner Enterprises, Inc. (Road & Rail)	901	30,184
Williams-Sonoma, Inc. (Specialty Retail)	794	45,393
Wintrust Financial Corp. (Banks)	1,166	88,849
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,386	42,758
Worthington Industries, Inc. (Metals & Mining)	810	32,505
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	8,152	113,232
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	682	29,708
XPO Logistics, Inc.* (Air Freight & Logistics)	1,306	88,912
TOTAL COMMON STOCKS (Cost $15,414,037)		17,516,886

	Principal Amount	Value
Repurchase Agreements(b) (0.2%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $28,002	$28,000	$28,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,000)		28,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(c)	9,999	$9,999
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(c)	2,593	2,593
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $12,592)		12,592

TOTAL INVESTMENT SECURITIES (Cost $15,454,629) - 100.2%		17,557,478
Net other assets (liabilities) - (0.2)%		(28,192)

NET ASSETS - 100.0%		$17,529,286

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $12,166.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendixs to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

Mid-Cap Value ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$94,682	0.5%
Air Freight & Logistics	88,912	0.5%
Airlines	117,273	0.7%
Auto Components	303,255	1.7%
Automobiles	71,074	0.4%
Banks	2,090,512	11.8%
Biotechnology	152,167	0.9%
Building Products	87,007	0.5%
Capital Markets	440,375	2.5%
Chemicals	459,031	2.6%
Commercial Services & Supplies	318,131	1.8%
Communications Equipment	175,126	1.0%
Construction & Engineering	441,424	2.5%
Construction Materials	42,182	0.2%
Consumer Finance	60,646	0.3%
Containers & Packaging	372,084	2.1%
Diversified Consumer Services	82,051	0.5%
Electric Utilities	331,361	1.9%
Electrical Equipment	325,669	1.9%
Electronic Equipment, Instruments & Components	782,813	4.5%
Energy Equipment & Services	230,066	1.3%
Entertainment	50,796	0.3%
Equity Real Estate Investment Trusts	1,382,097	7.9%
Food & Staples Retailing	154,759	0.9%
Food Products	350,054	2.0%
Gas Utilities	278,244	1.6%
Health Care Equipment & Supplies	41,512	0.2%
Health Care Providers & Services	202,727	1.2%
Health Care Technology	81,325	0.5%
Hotels, Restaurants & Leisure	511,889	2.9%
Household Durables	318,372	1.8%
Household Products	30,745	0.2%
Industrial Conglomerates	60,104	0.3%
Insurance	1,440,158	8.2%
Interactive Media & Services	13,589	0.1%
IT Services	245,582	1.4%
Leisure Products	205,816	1.2%
Life Sciences Tools & Services	86,305	0.5%
Machinery	803,701	4.6%
Marine	49,931	0.3%
Media	202,758	1.2%
Metals & Mining	538,468	3.1%
Multiline Retail	26,079	0.1%
Multi-Utilities	136,231	0.8%
Oil, Gas & Consumable Fuels	485,901	2.8%
Paper & Forest Products	99,820	0.6%
Personal Products	81,553	0.5%
Pharmaceuticals	89,313	0.5%
Professional Services	119,570	0.7%
Real Estate Management & Development	175,943	1.0%
Road & Rail	381,391	2.2%
Semiconductors & Semiconductor Equipment	417,911	2.4%
Software	236,110	1.3%
Specialty Retail	432,315	2.5%
Technology Hardware, Storage & Peripherals	71,043	0.4%
Textiles, Apparel & Luxury Goods	135,847	0.8%
Thrifts & Mortgage Finance	167,545	1.0%
Trading Companies & Distributors	192,250	1.1%
Water Utilities	91,635	0.5%
Wireless Telecommunication Services	61,656	0.4%
Other **	12,400	(0.1)%
Total	$17,529,286	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Mobile Telecommunications UltraSector ProFund(a)  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (72.9%)
Sprint Corp.* (Wireless Telecommunication Services)	102,145	$569,969
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	16,767	534,532
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	56,263	4,106,636
Verizon Communications, Inc. (Diversified Telecommunication Services)	739,005	42,263,696
TOTAL COMMON STOCKS (Cost $45,593,883)		47,474,833

	Principal Amount	Value
Repurchase Agreements(b)(c) (99.4%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $64,710,556	$64,706,000	$64,706,000
TOTAL REPURCHASE AGREEMENTS (Cost $64,706,000)		64,706,000

TOTAL INVESTMENT SECURITIES (Cost $110,299,883) - 172.3%		112,180,833
Net other assets (liabilities) - (72.3)%		(47,069,649)

NET ASSETS - 100.0%		$65,111,184

*	Non-income producing security.
(a)	Effective May 20, 2019, the Mobile Telecommunications UltraSector ProFund was renamed as the Communication Services UltraSector ProFund.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $3,993,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Mobile Telecommunications Index	Goldman Sachs International	5/23/19	2.93%	$7,034,172	$(86,150)
Dow Jones U.S. Mobile Telecommunications Index	UBS AG	5/23/19	2.78%	37,288,766	(164,638)
				$44,322,938	$(250,788)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Mobile Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Diversified Telecommunication Services	$42,263,696	64.9%
Wireless Telecommunication Services	5,211,137	8.0%
Other **	17,636,351	27.1%
Total	$65,111,184	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Nasdaq-100 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (50.6%)
Activision Blizzard, Inc. (Entertainment)	4,519	$217,861
Adobe Systems, Inc.* (Software)	2,885	834,486
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,947	164,316
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,322	179,964
Align Technology, Inc.* (Health Care Equipment & Supplies)	473	153,574
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,640	1,966,294
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,876	2,229,588
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,619	5,045,556
American Airlines Group, Inc. (Airlines)	2,656	90,782
Amgen, Inc. (Biotechnology)	3,681	660,076
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,179	253,287
Apple, Inc. (Technology Hardware, Storage & Peripherals)	25,138	5,044,443
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,616	247,497
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	424	88,540
Autodesk, Inc.* (Software)	1,296	230,960
Automatic Data Processing, Inc. (IT Services)	2,575	423,304
Baidu, Inc.*ADR (Interactive Media & Services)	1,648	273,947
Biogen, Inc.* (Biotechnology)	1,164	266,835
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,055	90,234
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	266	493,427
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,344	746,330
Cadence Design Systems, Inc.* (Software)	1,659	115,101
Celgene Corp.* (Biotechnology)	4,154	393,218
Cerner Corp.* (Health Care Technology)	1,919	127,518
Charter Communications, Inc.* - Class A (Media)	1,333	494,796
Check Point Software Technologies, Ltd.* (Software)	924	111,582
Cintas Corp. (Commercial Services & Supplies)	618	134,193
Cisco Systems, Inc. (Communications Equipment)	26,040	1,456,938
Citrix Systems, Inc. (Software)	779	78,648
Cognizant Technology Solutions Corp. (IT Services)	3,402	248,210
Comcast Corp. - Class A (Media)	26,718	1,163,036
Costco Wholesale Corp. (Food & Staples Retailing)	2,605	639,606
CSX Corp. (Road & Rail)	4,825	384,215
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	2,880	126,864
Dollar Tree, Inc.* (Multiline Retail)	1,408	156,682
eBay, Inc. (Internet & Direct Marketing Retail)	5,412	209,715
Electronic Arts, Inc.* (Entertainment)	1,772	167,720
Expedia, Inc. (Internet & Direct Marketing Retail)	795	103,223
Facebook, Inc.* - Class A (Interactive Media & Services)	12,837	2,482,676
Fastenal Co. (Trading Companies & Distributors)	1,693	119,441
Fiserv, Inc.* (IT Services)	2,316	202,048
Fox Corp.* - Class A (Media)	2,086	81,333
Fox Corp.* - Class B (Media)	1,574	60,599
Gilead Sciences, Inc. (Biotechnology)	7,545	490,727
Hasbro, Inc. (Leisure Products)	744	75,784
Henry Schein, Inc.* (Health Care Providers & Services)	896	57,398
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	509	118,088
Illumina, Inc.* (Life Sciences Tools & Services)	870	271,440
Incyte Corp.* (Biotechnology)	1,266	97,229
Intel Corp. (Semiconductors & Semiconductor Equipment)	26,602	1,357,765
Intuit, Inc. (Software)	1,533	384,875
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	677	345,696
J.B. Hunt Transport Services, Inc. (Road & Rail)	643	60,751
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	5,469	165,547
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	895	114,095
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	903	187,309
Liberty Global PLC* - Class A (Media)	1,210	32,682
Liberty Global PLC* - Class C (Media)	3,115	81,457
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	720	126,972
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,018	275,296
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,618	97,080
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	267	129,265
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,402	140,046
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,632	278,942
Microsoft Corp. (Software)	40,896	5,341,018
Mondelez International, Inc. - Class A (Food Products)	8,543	434,412
Monster Beverage Corp.* (Beverages)	3,213	191,495
Mylan N.V.* (Pharmaceuticals)	3,052	82,373
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,461	106,434
Netease.com, Inc.ADR (Entertainment)	433	123,201
Netflix, Inc.* (Entertainment)	2,583	957,105
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,585	648,885
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,944	205,325

	Shares	Value
Common Stocks, continued
O’Reilly Automotive, Inc.* (Specialty Retail)	464	$175,656
PACCAR, Inc. (Machinery)	2,051	146,995
Paychex, Inc. (IT Services)	2,124	179,074
PayPal Holdings, Inc.* (IT Services)	6,940	782,624
PepsiCo, Inc. (Beverages)	8,310	1,064,095
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	7,160	616,691
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	635	217,894
Ross Stores, Inc. (Specialty Retail)	2,192	214,071
Sirius XM Holdings, Inc. (Media)	25,708	149,363
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,030	90,825
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,357	571,491
Symantec Corp. (Software)	3,781	91,538
Synopsys, Inc.* (Software)	885	107,156
Take-Two Interactive Software, Inc.* (Entertainment)	669	64,779
Tesla Motors, Inc.* (Automobiles)	1,022	243,941
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,552	654,192
The Kraft Heinz Co. (Food Products)	7,214	239,793
The Walt Disney Co. (Entertainment)	2	278
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,030	367,140
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	351	122,492
United Continental Holdings, Inc.* (Airlines)	1,577	140,132
VeriSign, Inc.* (IT Services)	708	139,795
Verisk Analytics, Inc. - Class A (Professional Services)	967	136,482
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,512	255,498
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,581	298,974
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,720	87,926
Willis Towers Watson PLC (Insurance)	764	140,836
Workday, Inc.* - Class A (Software)	893	183,628
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	637	92,015
Xcel Energy, Inc. (Electric Utilities)	3,042	171,873
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,498	179,970
TOTAL COMMON STOCKS (Cost $15,099,206)		49,664,572

	Principal Amount	Value
Repurchase Agreements(a)(b) (48.1%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $47,295,330	$47,292,000	$47,292,000
TOTAL REPURCHASE AGREEMENTS (Cost $47,292,000)		47,292,000

TOTAL INVESTMENT SECURITIES (Cost $62,391,206) - 98.7%		96,956,572
Net other assets (liabilities) - 1.3%		1,305,691

NET ASSETS - 100.0%		$98,262,263

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $5,097,000.

NYS	New York Shares
ADR	American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	56	6/24/19	$8,731,240	$734,983

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	5/28/19	2.98%	$22,054,652	$(154,368)
Nasdaq-100 Index	UBS AG	5/28/19	2.93%	17,913,432	(133,838)
				$39,968,084	$(288,206)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Nasdaq-100 ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Airlines	$230,914	0.2%
Automobiles	243,941	0.2%
Beverages	1,255,590	1.3%
Biotechnology	2,651,675	2.7%
Commercial Services & Supplies	134,193	0.1%
Communications Equipment	1,456,938	1.5%
Electric Utilities	171,873	0.2%
Entertainment	1,530,944	1.6%
Food & Staples Retailing	938,580	1.0%
Food Products	674,205	0.7%
Health Care Equipment & Supplies	617,358	0.6%
Health Care Providers & Services	57,398	0.1%
Health Care Technology	127,518	0.1%
Hotels, Restaurants & Leisure	938,802	1.0%
Insurance	140,836	0.1%
Interactive Media & Services	6,952,506	7.2%
Internet & Direct Marketing Retail	6,273,597	6.4%
IT Services	1,975,055	2.0%
Leisure Products	75,784	0.1%
Life Sciences Tools & Services	271,440	0.3%
Machinery	146,995	0.1%
Media	2,063,266	2.1%
Multiline Retail	156,682	0.2%
Pharmaceuticals	82,373	0.1%
Professional Services	136,482	0.1%
Road & Rail	444,965	0.5%
Semiconductors & Semiconductor Equipment	6,071,095	6.2%
Software	7,478,992	7.5%
Specialty Retail	512,219	0.5%
Technology Hardware, Storage & Peripherals	5,238,803	5.3%
Textiles, Apparel & Luxury Goods	126,972	0.1%
Trading Companies & Distributors	119,441	0.1%
Wireless Telecommunication Services	367,140	0.4%
Other **	48,597,691	49.4%
Total	$98,262,263	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Oil & Gas UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (78.0%)
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	4,236	$308,593
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	1,830	13,268
Apache Corp. (Oil, Gas & Consumable Fuels)	3,182	104,720
Apergy Corp.* (Energy Equipment & Services)	655	25,997
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	4,353	104,559
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	3,590	92,945
Centennial Resource Development, Inc.* - Class A (Oil, Gas & Consumable Fuels)	1,612	16,974
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,874	120,592
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	8,853	25,762
Chevron Corp. (Oil, Gas & Consumable Fuels)	16,110	1,934,166
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	861	59,116
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,680	15,053
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	1,700	196,146
ConocoPhillips (Oil, Gas & Consumable Fuels)	9,618	607,088
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	734	33,757
Core Laboratories N.V. (Energy Equipment & Services)	375	23,771
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	640	23,718
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	3,717	119,464
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,311	139,477
Dril-Quip, Inc.* (Energy Equipment & Services)	309	13,460
Ensco Rowan PLC - Class A (Energy Equipment & Services)	1,666	23,274
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	4,919	472,470
EQT Corp. (Oil, Gas & Consumable Fuels)	2,158	44,131
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,725	35,932
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	35,923	2,883,897
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	641	39,441
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,256	8,227
Halliburton Co. (Energy Equipment & Services)	7,398	209,585
Helmerich & Payne, Inc. (Energy Equipment & Services)	929	54,365
Hess Corp. (Oil, Gas & Consumable Fuels)	2,158	138,371
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,332	63,576
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	16,504	327,934
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	190	5,330
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	6,940	118,258
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	5,711	347,629
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	876	17,248
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,378	37,537
Nabors Industries, Ltd. (Energy Equipment & Services)	2,765	9,678
National Oilwell Varco, Inc. (Energy Equipment & Services)	3,250	84,955
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	4,098	110,892
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,292	13,981
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	6,356	374,241
Oceaneering International, Inc.* (Energy Equipment & Services)	838	16,090
OGE Energy Corp. (Electric Utilities)	1,693	71,682
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	3,490	237,076
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	2,232	44,551
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,810	24,598
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,015	34,084
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	560	24,354
Phillips 66 (Oil, Gas & Consumable Fuels)	3,556	335,224
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	1,428	237,705
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,002	15,055
Range Resources Corp. (Oil, Gas & Consumable Fuels)	1,759	15,901
Schlumberger, Ltd. (Energy Equipment & Services)	11,750	501,490
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	556	7,261
SM Energy Co. (Oil, Gas & Consumable Fuels)	874	13,923
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,588	18,123
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	1,944	78,052
TechnipFMC PLC (Energy Equipment & Services)	3,607	88,696
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	10,266	290,836
Transocean, Ltd.* (Energy Equipment & Services)	4,290	33,719
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	620	9,808
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	3,541	321,027

	Shares	Value
Common Stocks, continued
Weatherford International PLC* (Energy Equipment & Services)	8,503	$4,705
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	770	21,090
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	570	17,585
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,347	46,490
TOTAL COMMON STOCKS (Cost $5,483,449)		11,908,703

	Principal Amount	Value
Repurchase Agreements(a)(b) (32.6%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $4,971,350	$4,971,000	$4,971,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,971,000)		4,971,000

TOTAL INVESTMENT SECURITIES (Cost $10,454,449) - 110.6%		16,879,703
Net other assets (liabilities) - (10.6)%		(1,614,043)

NET ASSETS - 100.0%		$15,265,660

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $3,033,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	5/23/19	2.93%	$5,167,068	$(245,961)
Dow Jones U.S. Oil & Gas Index	UBS AG	5/23/19	2.93%	5,753,647	(272,553)
				$10,920,715	$(518,514)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil & Gas UltraSector ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Electric Utilities	$71,682	0.5%
Energy Equipment & Services	1,234,080	8.1%
Oil, Gas & Consumable Fuels	10,563,500	69.1%
Semiconductors & Semiconductor Equipment	39,441	0.3%
Other **	3,356,957	22.0%
Total	$15,265,660	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Oil Equipment & Services UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (76.8%)
Apergy Corp.* (Energy Equipment & Services)	3,936	$156,220
Archrock, Inc. (Energy Equipment & Services)	6,638	67,110
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	8,645	207,653
C&J Energy Services, Inc.* (Energy Equipment & Services)	3,127	43,934
Cactus, Inc.* - Class A (Energy Equipment & Services)	2,359	85,632
Core Laboratories N.V. (Energy Equipment & Services)	2,255	142,944
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	3,288	31,926
Dril-Quip, Inc.* (Energy Equipment & Services)	1,853	80,717
Ensco Rowan PLC - Class A (Energy Equipment & Services)	10,018	139,951
Exterran Corp.* (Energy Equipment & Services)	1,610	22,894
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	4,965	29,691
Frank’s International N.V.* (Energy Equipment & Services)	4,395	25,667
Halliburton Co. (Energy Equipment & Services)	32,925	932,764
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	7,119	55,671
Helmerich & Payne, Inc. (Energy Equipment & Services)	4,199	245,725
Keane Group, Inc.* (Energy Equipment & Services)	2,651	27,809
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	1,137	31,893
Liberty Oilfield Services, Inc. (Energy Equipment & Services)(a)	2,014	30,029
Matrix Service Co.* (Energy Equipment & Services)	1,526	29,925
McDermott International, Inc.* (Energy Equipment & Services)	9,203	74,452
Nabors Industries, Ltd. (Energy Equipment & Services)	16,620	58,170
National Oilwell Varco, Inc. (Energy Equipment & Services)	8,329	217,720
Newpark Resources, Inc.* (Energy Equipment & Services)	4,740	34,602
Noble Corp. PLC* (Energy Equipment & Services)	12,660	33,296
Oceaneering International, Inc.* (Energy Equipment & Services)	5,031	96,595
Oil States International, Inc.* (Energy Equipment & Services)	3,080	59,506
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	10,876	147,805
ProPetro Holding Corp.* (Energy Equipment & Services)	3,777	83,585
RPC, Inc. (Energy Equipment & Services)	2,954	30,397
Schlumberger, Ltd. (Energy Equipment & Services)	26,543	1,132,854
SEACOR Holdings, Inc.* (Energy Equipment & Services)	878	39,106
Select Energy Services, Inc.* (Energy Equipment & Services)	3,404	39,214
Superior Energy Services, Inc.* (Energy Equipment & Services)	8,074	28,986
TechnipFMC PLC (Energy Equipment & Services)	10,345	254,384
TETRA Technologies, Inc.* (Energy Equipment & Services)	9,575	22,789
Tidewater, Inc.* (Energy Equipment & Services)	1,582	35,595
Transocean, Ltd.* (Energy Equipment & Services)	25,774	202,584
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	3,724	58,914
Unit Corp.* (Energy Equipment & Services)	2,767	37,521
Weatherford International PLC* (Energy Equipment & Services)	59,323	32,823
TOTAL COMMON STOCKS (Cost $4,550,818)		5,109,053

	Principal Amount	Value
Repurchase Agreements(b)(c) (31.9%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $2,122,149	$2,122,000	$2,122,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,122,000)		2,122,000

	Shares	Value
Collateral for Securities Loaned (0.5%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(d)	27,316	$27,316
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(d)	7,084	7,084
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $34,400)		34,400

TOTAL INVESTMENT SECURITIES (Cost $6,707,218) - 109.2%		7,265,453
Net other assets (liabilities) - (9.2)%		(610,377)

NET ASSETS - 100.0%		$6,655,076

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $32,057.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $1,390,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Oil Equipment & Services Index	Goldman Sachs International	5/23/19	2.93%	$2,431,131	$(268,202)
Dow Jones U.S. Select Oil Equipment & Services Index	UBS AG	5/23/19	2.78%	2,478,593	(343,546)
				$4,909,724	$(611,748)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil Equipment & Services UltraSector ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Energy Equipment & Services	$5,109,053	76.8%
Other **	1,546,023	23.2%
Total	$6,655,076	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Pharmaceuticals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (78.7%)
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	745	$28,422
Akorn, Inc.* (Pharmaceuticals)	3,458	9,337
Allergan PLC (Pharmaceuticals)	1,373	201,831
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,018	11,361
Amicus Therapeutics, Inc.* (Biotechnology)	4,154	55,415
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,512	19,459
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	907	19,582
Assertio Therapeutics, Inc.* (Pharmaceuticals)	2,959	12,339
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,571	165,802
Catalent, Inc.* (Pharmaceuticals)	2,777	124,465
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,990	24,636
Cyclerion Therapeutics, Inc.* (Biotechnology)	283	4,310
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	2,067	26,478
Dermira, Inc.* (Pharmaceuticals)	1,643	18,221
Elanco Animal Health, Inc.* (Pharmaceuticals)	6,700	211,050
Eli Lilly & Co. (Pharmaceuticals)	1,343	157,185
Endo International PLC* (Pharmaceuticals)	3,807	28,553
Horizon Pharma PLC* (Pharmaceuticals)	3,332	85,066
Innoviva, Inc.* (Pharmaceuticals)	1,337	18,758
Intersect ENT, Inc.* (Pharmaceuticals)	676	21,963
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,249	16,449
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,834	33,696
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,039	134,831
Johnson & Johnson (Pharmaceuticals)	7,043	994,473
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	188	19,943
Mallinckrodt PLC* (Pharmaceuticals)	1,592	24,612
Merck & Co., Inc. (Pharmaceuticals)	2,426	190,950
Mylan N.V.* (Pharmaceuticals)	6,845	184,747
Myokardia, Inc.* (Pharmaceuticals)	710	34,066
Omeros Corp.* (Pharmaceuticals)(a)	1,279	24,096
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	784	31,219
Perrigo Co. PLC (Pharmaceuticals)	2,383	114,193
Pfizer, Inc. (Pharmaceuticals)	23,179	941,299
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	561	19,472
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	987	29,038
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	352	27,618
Revance Therapeutics, Inc.* (Pharmaceuticals)	1,018	13,478
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,011	18,843
The Medicines Co.* (Pharmaceuticals)	1,253	40,033
TherapeuticsMD, Inc.* (Pharmaceuticals)(a)	4,831	20,773
Theravance Biopharma, Inc.* (Pharmaceuticals)(a)	839	20,010
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,003	16,339
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	446	11,832
Zoetis, Inc. (Pharmaceuticals)	2,006	204,291
Zogenix, Inc.* (Pharmaceuticals)	800	31,192
TOTAL COMMON STOCKS (Cost $3,412,052)		4,441,726

	Principal Amount	Value
Repurchase Agreements(b)(c) (20.5%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $1,155,081	$1,155,000	$1,155,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,155,000)		1,155,000

	Shares	Value
Collateral for Securities Loaned (1.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(d)	49,725	$49,725
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(d)	12,895	12,895
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $62,620)		62,620

TOTAL INVESTMENT SECURITIES (Cost $4,629,672) - 100.3%		5,659,346
Net other assets (liabilities) - (0.3)%		(17,556)

NET ASSETS - 100.0%		$5,641,790

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $58,149.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $681,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	5/23/19	2.93%	$1,719,099	$18,232
Dow Jones U.S. Select Pharmaceuticals Index	UBS AG	5/23/19	2.78%	2,319,553	27,376
				$4,038,652	$45,608

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Biotechnology	$159,907	2.8%
Pharmaceuticals	4,281,819	75.9%
Other **	1,200,064	21.3%
Total	$5,641,790	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Precious Metals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (71.8%)
Agnico Eagle Mines, Ltd. (Metals & Mining)	28,747	$1,190,413
Alamos Gold, Inc. (Metals & Mining)	47,843	222,470
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	50,437	595,157
B2gold Corp.* (Metals & Mining)	122,273	332,583
Barrick Gold Corp.ADR (Metals & Mining)	214,171	2,724,255
Coeur Mining, Inc.* (Metals & Mining)	24,862	89,752
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	26,554	430,440
Eldorado Gold Corp.* (Metals & Mining)	19,420	80,787
First Majestic Silver Corp.* (Metals & Mining)(a)	20,625	126,638
Fortuna Silver Mines, Inc.* (Metals & Mining)	19,558	60,043
Franco-Nevada Corp. (Metals & Mining)	22,872	1,639,465
Gold Fields, Ltd.ADR (Metals & Mining)	100,459	376,721
Harmony Gold Mining Co., Ltd.*ADR (Metals & Mining)	57,353	99,794
Hecla Mining Co. (Metals & Mining)	59,062	124,030
IAMGOLD Corp.* (Metals & Mining)	57,225	173,392
Kinross Gold Corp.* (Metals & Mining)	152,877	486,149
Kirkland Lake Gold, Ltd. (Metals & Mining)	22,830	737,866
McEwen Mining, Inc. (Metals & Mining)(a)	32,486	44,831
New Gold, Inc.* (Metals & Mining)	70,814	62,309
Newmont Mining Corp. (Metals & Mining)	99,934	3,103,950
Novagold Resources, Inc.* (Metals & Mining)	27,427	109,708
Osisko Gold Royalties, Ltd. (Metals & Mining)	11,543	130,436
Pan American Silver Corp. (Metals & Mining)	25,611	325,516
Pretium Resources, Inc.* (Metals & Mining)	22,523	171,400
Royal Gold, Inc. (Metals & Mining)	8,011	697,438
Sandstorm Gold, Ltd.* (Metals & Mining)	22,141	118,897
Seabridge Gold, Inc.* (Metals & Mining)	5,197	62,624
Sibanye Gold, Ltd.*ADR (Metals & Mining)	50,568	190,641
SSR Mining, Inc.* (Metals & Mining)	14,763	170,365
Wheaton Precious Metals Corp. (Metals & Mining)	54,330	1,177,874
Yamana Gold, Inc. (Metals & Mining)	116,086	254,228
TOTAL COMMON STOCKS (Cost $11,433,631)		16,110,172

	Principal Amount	Value
Repurchase Agreements(b)(c) (29.3%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $6,596,464	$6,596,000	$6,596,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,596,000)		6,596,000

	Shares	Value
Collateral for Securities Loaned (0.6%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(d)	114,327	$114,327
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(d)	29,648	29,648
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $143,975)		143,975

TOTAL INVESTMENT SECURITIES (Cost $18,173,606) - 101.7%		22,850,147
Net other assets (liabilities) - (1.7)%		(371,678)

NET ASSETS - 100.0%		$22,478,469

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $138,970.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $2,351,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.
ADR	American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	5/23/19	2.93%	$9,619,372	$7,311
Dow Jones Precious Metals Index	UBS AG	5/23/19	3.18%	7,768,984	5,138
				$17,388,356	$12,449

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Precious Metals UltraSector ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Metals & Mining	$16,110,172	71.8%
Other **	6,368,297	28.2%
Total	$22,478,469	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Real Estate UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (77.1%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	3,543	$100,054
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	23,300	414,507
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	4,897	697,284
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	5,952	280,934
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	11,188	268,288
American Tower Corp. (Equity Real Estate Investment Trusts)	19,162	3,742,340
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	60,826	613,735
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	6,970	344,039
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	9,342	153,676
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	6,016	1,208,795
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	5,377	191,367
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	6,711	923,568
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	7,686	118,288
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	12,976	232,011
Camden Property Trust (Equity Real Estate Investment Trusts)	4,197	422,428
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	13,566	706,381
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	8,126	155,775
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	21,306	109,513
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	5,078	115,321
Corecivic, Inc. (Equity Real Estate Investment Trusts)	5,158	107,338
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	1,595	174,509
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	4,792	133,601
CoStar Group, Inc.* (Professional Services)	1,582	785,068
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	18,268	174,825
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	18,053	2,270,707
CubeSmart (Equity Real Estate Investment Trusts)	8,093	258,248
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	4,702	261,854
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	8,755	95,079
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	9,028	1,062,686
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	7,024	289,319
Duke Realty Corp. (Equity Real Estate Investment Trusts)	15,606	485,659
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	1,583	180,984
EPR Properties (Equity Real Estate Investment Trusts)	3,254	256,610
Equinix, Inc. (Equity Real Estate Investment Trusts)	3,619	1,645,559
Equity Commonwealth (Equity Real Estate Investment Trusts)	5,283	167,984
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	3,906	455,830
Equity Residential (Equity Real Estate Investment Trusts)	16,072	1,228,222
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,854	806,255
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	5,528	573,198
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	3,232	432,603
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	5,501	194,020
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	8,766	353,971
HCP, Inc. (Equity Real Estate Investment Trusts)	20,756	618,114
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	5,442	168,049
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	8,918	245,958
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	4,501	200,655
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	7,144	185,744
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	32,168	618,912
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	6,703	233,667
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	5,549	90,560
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	12,892	320,495
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	12,440	404,051
JBG Smith Properties (Equity Real Estate Investment Trusts)	5,178	220,324
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,981	306,203
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	4,387	337,404
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	18,307	318,359
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	3,698	305,714
Lexington Realty Trust (Equity Real Estate Investment Trusts)	9,091	82,455
Liberty Property Trust (Equity Real Estate Investment Trusts)	6,428	319,086
Life Storage, Inc. (Equity Real Estate Investment Trusts)	2,024	192,867
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	3,924	91,351

	Shares	Value
Common Stocks, continued
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	16,556	$289,068
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	19,574	147,001
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	4,947	541,251
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	1,857	140,074
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	7,021	369,445
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	17,773	298,764
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	8,873	314,015
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	6,058	144,362
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	8,715	126,280
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	8,740	280,379
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	5,671	184,648
Physicians Realty Trust (Equity Real Estate Investment Trusts)	7,922	143,071
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	5,456	113,594
Potlatch Corp. (Equity Real Estate Investment Trusts)	2,948	113,970
Prologis, Inc. (Equity Real Estate Investment Trusts)	27,384	2,099,531
Public Storage (Equity Real Estate Investment Trusts)	6,518	1,441,651
Rayonier, Inc. (Equity Real Estate Investment Trusts)	5,624	178,787
Realogy Holdings Corp. (Real Estate Management & Development)	4,934	64,241
Realty Income Corp. (Equity Real Estate Investment Trusts)	13,196	923,852
Regency Centers Corp. (Equity Real Estate Investment Trusts)	7,278	488,863
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	9,278	114,027
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	7,613	140,155
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	2,229	177,428
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	7,749	151,570
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	4,892	996,647
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	10,334	82,982
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	13,420	2,331,055
SITE Centers Corp. (Equity Real Estate Investment Trusts)	6,237	82,578
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	3,637	321,293
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	3,730	150,916
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	11,963	275,747
STORE Capital Corp. (Equity Real Estate Investment Trusts)	8,569	285,519
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	3,753	461,919
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	9,920	142,848
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	4,082	73,721
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	2,656	130,941
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	5,246	105,025
The Howard Hughes Corp.* (Real Estate Management & Development)(a)	1,702	188,922
The Macerich Co. (Equity Real Estate Investment Trusts)	4,600	184,644
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	10,799	149,674
UDR, Inc. (Equity Real Estate Investment Trusts)	11,972	538,141
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	7,780	85,502
Urban Edge Properties (Equity Real Estate Investment Trusts)	4,969	92,274
Ventas, Inc. (Equity Real Estate Investment Trusts)	15,473	945,555
VEREIT, Inc. (Equity Real Estate Investment Trusts)	42,048	347,316
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	15,650	356,820
Vornado Realty Trust (Equity Real Estate Investment Trusts)	7,532	520,762
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	3,473	98,078
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	5,197	150,401
Welltower, Inc. (Equity Real Estate Investment Trusts)	16,783	1,250,837
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	32,431	869,151
WP Carey, Inc. (Equity Real Estate Investment Trusts)	7,371	584,668
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,893	105,933
TOTAL COMMON STOCKS (Cost $43,306,409)		49,348,297

	Principal Amount	Value
Repurchase Agreements(b)(c) (22.5%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $14,401,014	$14,400,000	$14,400,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,400,000)		14,400,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(d)	26,919	$26,919
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(d)	6,981	6,981
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $33,900)		33,900

TOTAL INVESTMENT SECURITIES (Cost $57,740,309) - 99.7%		63,782,197
Net other assets (liabilities) - 0.3%		193,127

NET ASSETS - 100.0%		$63,975,324

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $33,300.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $8,737,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	5/23/19	2.93%	$21,497,081	$271,210
Dow Jones U.S. Real Estate Index	UBS AG	5/23/19	2.78%	24,997,217	337,047
				$46,494,298	$608,257

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Real Estate UltraSector ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$44,960,352	70.2%
Mortgage Real Estate Investment Trusts	2,337,130	3.7%
Professional Services	785,068	1.2%
Real Estate Management & Development	1,265,747	2.0%
Other **	14,627,027	22.9%
Total	$63,975,324	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Rising Rates Opportunity ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (104.3%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $52,444,693	$52,441,000	$52,441,000
TOTAL REPURCHASE AGREEMENTS (Cost $52,441,000)		52,441,000

TOTAL INVESTMENT SECURITIES (Cost $52,441,000) - 104.3%		52,441,000
Net other assets (liabilities) - (4.3)%		(2,146,764)

NET ASSETS - 100.0%		$50,294,236

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $930,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.00% due on 2/15/49	Citibank North America	5/15/19	(2.40)%	$(53,910,719)	$(357,368)
30-Year U.S. Treasury Bond, 3.00% due on 2/15/49	Societe’ Generale	5/15/19	(2.25)%	(8,613,555)	(50,388)
				$(62,524,274)	$(407,756)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Rising Rates Opportunity 10 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.3%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $5,509,388	$5,509,000	$5,509,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,509,000)		5,509,000

TOTAL INVESTMENT SECURITIES (Cost $5,509,000) - 100.3%		5,509,000
Net other assets (liabilities) - (0.3)%		(16,887)

NET ASSETS - 100.0%		$5,492,113

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $318,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 2.625% due on 2/15/29	Citibank North America	5/15/19	(2.40)%	$(202,078)	$(1,298)
10-Year U.S. Treasury Note, 2.625% due on 2/15/29	Societe’ Generale	5/15/19	(2.19)%	(5,254,031)	(20,410)
				$(5,456,109)	$(21,708)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Rising U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (94.8%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $14,096,993	$14,096,000	$14,096,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,096,000)		14,096,000

TOTAL INVESTMENT SECURITIES (Cost $14,096,000) - 94.8%		14,096,000
Net other assets (liabilities) - 5.2%		776,135

NET ASSETS - 100.0%		$14,872,135

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $1,408,000.

As of April 30, 2019, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$943,641	British pound	716,079	5/10/19	$934,147	$9,494
U.S. dollar	584,956	Canadian dollar	778,556	5/10/19	581,390	3,566
U.S. dollar	4,637,633	Euro	4,118,679	5/10/19	4,622,404	15,229
U.S. dollar	733,176	Japanese yen	81,551,930	5/10/19	732,839	337
U.S. dollar	261,639	Swedish krona	2,420,331	5/10/19	255,158	6,481
U.S. dollar	366,934	Swiss franc	364,561	5/10/19	358,297	8,637
Total Short Contracts	$7,527,979				$7,484,235	$43,744

Long:
British pound	62,859	U.S. dollar	$81,905	5/10/19	$82,001	$96
Canadian dollar	92,480	U.S. dollar	69,213	5/10/19	69,060	(153)
Euro	372,492	U.S. dollar	420,027	5/10/19	418,049	(1,978)
Japanese yen	10,979,298	U.S. dollar	98,219	5/10/19	98,662	443
Swedish krona	283,426	U.S. dollar	30,592	5/10/19	29,879	(713)
Swiss franc	21,396	U.S. dollar	21,187	5/10/19	21,028	(159)
Total Long Contracts			$721,143		$718,679	$(2,464)

As of April 30, 2019, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$1,114,266	British pound	848,274	5/10/19	$1,106,599	$7,667
U.S. dollar	991,178	Canadian dollar	1,321,230	5/10/19	986,633	4,545
U.S. dollar	5,281,214	Euro	4,694,627	5/10/19	5,268,792	12,422
U.S. dollar	1,567,761	Japanese yen	174,462,235	5/10/19	1,567,746	15
U.S. dollar	471,325	Swedish krona	4,373,948	5/10/19	461,114	10,211
U.S. dollar	250,168	Swiss franc	249,859	5/10/19	245,566	4,602
Total Short Contracts	$9,675,912				$9,636,450	$39,462

Long:
British pound	109,008	U.S. dollar	$142,544	5/10/19	$142,204	$(340)
Canadian dollar	154,809	U.S. dollar	115,881	5/10/19	115,604	(277)
Euro	641,416	U.S. dollar	723,926	5/10/19	719,863	(4,063)
Japanese yen	16,048,521	U.S. dollar	144,075	5/10/19	144,215	140
Swedish krona	474,294	U.S. dollar	51,186	5/10/19	50,001	(1,185)
Swiss franc	39,617	U.S. dollar	39,592	5/10/19	38,936	(656)
Total Long Contracts			$1,217,204		$1,210,823	$(6,381)

			Total unrealized appreciation			$83,885
			Total unrealized (depreciation)			(9,524)
		Total net unrealized appreciation/(depreciation)				$74,361

Semiconductor UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (72.6%)
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	48,883	$1,350,637
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	20,435	2,375,364
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	52,677	2,321,475
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	21,978	6,997,795
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	3,281	156,110
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	5,727	378,497
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	20,186	346,795
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	7,487	305,919
Intel Corp. (Semiconductors & Semiconductor Equipment)	249,518	12,735,399
InterDigital, Inc. (Communications Equipment)	1,810	118,356
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	9,166	1,168,482
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	8,467	1,756,310
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	32,827	821,332
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	15,169	910,140
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	13,148	1,313,354
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	62,202	2,616,216
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,007	273,667
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	2,192	341,316
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	33,624	6,085,944
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	22,732	524,200
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	6,813	515,131
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	67,155	5,784,060
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	3,651	196,679
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	2,391	257,415
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	9,659	851,731
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,909	71,912
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	9,634	472,066
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	52,072	6,135,644
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	2,352	$375,379
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,054	315,898
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	14,047	1,687,607
TOTAL COMMON STOCKS (Cost $41,628,055)		59,560,830

	Principal Amount	Value
Repurchase Agreements(a)(b) (30.0%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $24,559,729	$24,558,000	$24,558,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,558,000)		24,558,000

TOTAL INVESTMENT SECURITIES (Cost $66,186,055) - 102.6%		84,118,830
Net other assets (liabilities) - (2.6)%		(2,147,408)

NET ASSETS - 100.0%		$81,971,422

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $15,138,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	5/23/19	2.93%	$30,760,655	$(1,136,532)
Dow Jones U.S. Semiconductors Index	UBS AG	5/23/19	2.98%	32,552,079	(1,418,097)
				$63,312,734	$(2,554,629)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Communications Equipment	$118,356	0.1%
Semiconductors & Semiconductor Equipment	59,442,474	72.5%
Other **	22,410,592	27.4%
Total	$81,971,422	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Short Nasdaq-100 ProFund ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.5%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $2,908,205	$2,908,000	$2,908,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,908,000)		2,908,000

TOTAL INVESTMENT SECURITIES (Cost $2,908,000) - 98.5%		2,908,000
Net other assets (liabilities) - 1.5%		44,110

NET ASSETS - 100.0%		$2,952,110

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $733,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	2	6/24/19	$(311,830)	$(26,262)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	5/28/19	(2.73)%	$(1,539,499)	$11,261
Nasdaq-100 Index	UBS AG	5/28/19	(2.58)%	(1,086,747)	8,109
				$(2,626,246)	$19,370

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Oil & Gas ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.7%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $2,163,152	$2,163,000	$2,163,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,163,000)		2,163,000

TOTAL INVESTMENT SECURITIES (Cost $2,163,000) - 98.7%		2,163,000
Net other assets (liabilities) - 1.3%		28,499

NET ASSETS - 100.0%		$2,191,499

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $435,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	5/23/19	(2.58)%	$(1,124,575)	$35,045
Dow Jones U.S. Oil & Gas Index	UBS AG	5/23/19	(2.28)%	(1,064,345)	34,447
				$(2,188,920)	$69,492

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Precious Metals ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (154.9%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $4,544,320	$4,544,000	$4,544,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,544,000)		4,544,000

TOTAL INVESTMENT SECURITIES (Cost $4,544,000) - 154.9%		4,544,000
Net other assets (liabilities) - (54.9)%		(1,611,297)

NET ASSETS - 100.0%		$2,932,703

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $1,021,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	5/23/19	(2.33)%	$(1,548,789)	$4,809
Dow Jones Precious Metals Index	UBS AG	5/23/19	(2.18)%	(1,378,024)	(15,728)
				$(2,926,813)	$(10,919)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Real Estate ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (102.0%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $976,069	$976,000	$976,000
TOTAL REPURCHASE AGREEMENTS (Cost $976,000)		976,000

TOTAL INVESTMENT SECURITIES (Cost $976,000) - 102.0%		976,000
Net other assets (liabilities) - (2.0)%		(19,047)

NET ASSETS - 100.0%		$956,953

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $403,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	5/23/19	(2.58)%	$(469,999)	$(6,363)
Dow Jones U.S. Real Estate Index	UBS AG	5/23/19	(2.18)%	(484,662)	(7,215)
				$(954,661)	$(13,578)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (59.4%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $1,155,081	$1,155,000	$1,155,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,155,000)		1,155,000

TOTAL INVESTMENT SECURITIES (Cost $1,155,000) - 59.4%		1,155,000
Net other assets (liabilities) - 40.6%		789,196

NET ASSETS - 100.0%		$1,944,196

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $353,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	5	6/24/19	$(398,350)	$(12,785)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	5/28/19	(2.18)%	$(977,538)	$860
Russell 2000 Index	UBS AG	5/28/19	(1.93)%	(566,596)	2,565
				$(1,544,134)	$3,425

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (48.5%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	131	$2,789
22nd Century Group, Inc.* (Tobacco)(a)	633	1,386
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	305	3,245
8x8, Inc.* (Software)	241	5,765
A10 Networks, Inc.* (Software)	239	1,544
AAON, Inc. (Building Products)	110	5,523
AAR Corp. (Aerospace & Defense)	88	2,972
Aaron’s, Inc. (Specialty Retail)	174	9,690
Abeona Therapeutics, Inc.* (Biotechnology)	108	832
Abercrombie & Fitch Co. - Class A (Specialty Retail)	174	5,201
ABM Industries, Inc. (Commercial Services & Supplies)	174	6,607
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	655	904
Acacia Communications, Inc.* (Communications Equipment)	88	5,093
Acacia Research Corp.* (Professional Services)	304	967
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	263	6,325
Acadia Realty Trust (Equity Real Estate Investment Trusts)	219	6,185
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	86	1,677
Acceleron Pharma, Inc.* (Biotechnology)	110	4,480
ACCO Brands Corp. (Commercial Services & Supplies)	304	2,779
Accuray, Inc.* (Health Care Equipment & Supplies)	392	1,623
Achillion Pharmaceuticals, Inc.* (Biotechnology)	589	1,743
ACI Worldwide, Inc.* (Software)	284	10,088
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	108	680
Acorda Therapeutics, Inc.* (Biotechnology)	130	1,359
Actuant Corp. - Class A (Machinery)	174	4,451
Acushnet Holdings Corp. (Leisure Products)	110	2,773
Adtalem Global Education, Inc.* (Diversified Consumer Services)	154	7,595
ADTRAN, Inc. (Communications Equipment)	153	2,622
Aduro Biotech, Inc.* (Biotechnology)	239	978
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	196	6,339
Advanced Drainage Systems, Inc. (Building Products)	132	3,703
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	110	6,354
AdvanSix, Inc.* (Chemicals)	88	2,660
Adverum Biotechnologies, Inc.* (Biotechnology)	261	1,683
Aegion Corp.* (Construction & Engineering)	108	2,150
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	88	3,357
Aerohive Networks, Inc.* (Communications Equipment)	261	882
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	174	5,892
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	108	1,848
Agenus, Inc.* (Biotechnology)	501	1,288
AgeX Therapeutics, Inc.* (Biotechnology)	42	192
Agree Realty Corp. (Equity Real Estate Investment Trusts)	88	5,761
AgroFresh Solutions, Inc.* (Chemicals)	172	549
Aimmune Therapeutics, Inc.* (Biotechnology)	131	2,638
Air Transport Services Group, Inc.* (Air Freight & Logistics)	174	4,094
Aircastle, Ltd. (Trading Companies & Distributors)	153	3,048
AK Steel Holding Corp.* (Metals & Mining)	874	2,115
Akebia Therapeutics, Inc.* (Biotechnology)	195	1,178
Akorn, Inc.* (Pharmaceuticals)	261	705
Alarm.com Holdings, Inc.* (Software)	88	6,237
Albany International Corp. - Class A (Machinery)	88	6,509
Alder Biopharmaceuticals, Inc.* (Biotechnology)	174	2,365
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	197	4,653
Allegheny Technologies, Inc.* (Metals & Mining)	306	7,626
ALLETE, Inc. (Electric Utilities)	132	10,751
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	459	4,530
Alta Mesa Resources, Inc.* (Oil, Gas & Consumable Fuels)	327	72
Altair Engineering, Inc.* - Class A (Software)	88	3,471
Alteryx, Inc.* (Software)	88	7,800
Altra Industrial Motion Corp. (Machinery)	88	3,299
AMAG Pharmaceuticals, Inc.* (Biotechnology)	108	1,205
Ambac Financial Group, Inc.* (Insurance)	131	2,450
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	88	4,411
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	153	2,319
Amedisys, Inc.* (Health Care Providers & Services)	66	8,435
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	110	5,081
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	305	4,499
American Eagle Outfitters, Inc. (Specialty Retail)	394	9,369
American Equity Investment Life Holding Co. (Insurance)	219	6,441
American Outdoor Brands Corp.* (Leisure Products)	172	1,694
American Software, Inc. - Class A (Software)	108	1,399
American States Water Co. (Water Utilities)	88	6,263
American Vanguard Corp. (Chemicals)	109	1,716

	Shares	Value
Common Stocks, continued
Americold Realty Trust (Equity Real Estate Investment Trusts)	154	$4,930
Ameris Bancorp (Banks)	110	4,011
Amicus Therapeutics, Inc.* (Biotechnology)	480	6,403
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	326	2,954
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	110	5,727
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	240	3,089
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	131	2,828
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	657	374
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	195	874
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	109	2,239
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	88	5,533
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	611	1,644
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	370	1,550
Apellis Pharmaceuticals, Inc.* (Biotechnology)	109	2,159
Apogee Enterprises, Inc. (Building Products)	88	3,546
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	328	6,147
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	86	1,664
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	88	5,275
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	436	149
Aratana Therapeutics, Inc.* (Pharmaceuticals)	282	1,325
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	198	2,705
Arbutus BioPharma Corp.* (Biotechnology)	195	525
ArcBest Corp. (Road & Rail)	66	2,017
Archrock, Inc. (Energy Equipment & Services)	349	3,528
Ardelyx, Inc.* (Biotechnology)	261	887
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	172	1,201
Arena Pharmaceuticals, Inc.* (Biotechnology)	132	6,039
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	108	1,642
Argo Group International Holdings, Ltd. (Insurance)	88	6,870
Arlington Asset Investment Corp. - Class A (Capital Markets)	130	1,021
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	172	683
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	153	2,471
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	131	2,499
ArQule, Inc.* (Biotechnology)	370	2,209
Array BioPharma, Inc.* (Biotechnology)	503	11,372
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	263	4,729
Artisan Partners Asset Management, Inc. (Capital Markets)	132	3,741
Ascena Retail Group, Inc.* (Specialty Retail)	567	675
ASGN, Inc.* (Professional Services)	132	8,321
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	304	1,675
Assertio Therapeutics, Inc.* (Pharmaceuticals)	239	997
AT Home Group, Inc.* (Specialty Retail)	88	2,067
Atara Biotherapeutics, Inc.* (Biotechnology)	110	3,696
Athenex, Inc.* (Biotechnology)	130	1,284
Athersys, Inc.* (Biotechnology)	655	1,015
Atkore International Group, Inc.* (Electrical Equipment)	131	3,244
Atlantic Capital Bancshares, Inc.* (Banks)	86	1,500
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	589	1,361
AtriCure, Inc.* (Health Care Equipment & Supplies)	110	3,302
Audentes Therapeutics, Inc.* (Biotechnology)	88	3,326
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	110	4,615
Avaya Holdings Corp.* - Class C (Software)	284	5,419
Aveo Phamaceuticals, Inc.* (Biotechnology)	567	523
Avid Bioservices, Inc.* (Biotechnology)	349	1,672
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	195	1,482
Avis Budget Group, Inc.* (Road & Rail)	174	6,186
Avista Corp. (Multi-Utilities)	154	6,644
AVX Corp. (Electronic Equipment, Instruments & Components)	153	2,495
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	109	2,321
AxoGen, Inc.* (Health Care Equipment & Supplies)	86	2,019
Axon Enterprise, Inc.* (Aerospace & Defense)	132	8,382
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	154	5,039
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	195	1,112
AZZ, Inc. (Electrical Equipment)	66	3,134
B&G Foods, Inc. - Class A (Food Products)(a)	174	4,524
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	416	145
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	88	4,882
Balchem Corp. (Chemicals)	88	8,933
Banc of California, Inc. (Banks)	130	1,886

	Shares	Value
Common Stocks, continued
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	109	$2,358
BancorpSouth Bank (Banks)	241	7,346
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	132	5,283
Banner Corp. (Banks)	88	4,666
Barnes & Noble Education, Inc.* (Specialty Retail)	195	839
Barnes & Noble, Inc. (Specialty Retail)	261	1,313
Barnes Group, Inc. (Machinery)	132	7,342
BBX Capital Corp. (Hotels, Restaurants & Leisure)	239	1,324
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	174	6,553
Beazer Homes USA, Inc.* (Household Durables)	130	1,728
Bed Bath & Beyond, Inc. (Specialty Retail)	349	5,832
Belden, Inc. (Electronic Equipment, Instruments & Components)	110	6,111
Bellicum Pharmaceutials, Inc.* (Biotechnology)	195	595
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	132	3,568
Berkshire Hills Bancorp, Inc. (Banks)	110	3,299
Big Lots, Inc. (Multiline Retail)	110	4,088
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	349	2,593
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	88	5,267
BioScrip, Inc.* (Health Care Providers & Services)	567	1,089
BioTelemetry, Inc.* (Health Care Providers & Services)	88	4,787
BioTime, Inc. (Biotechnology)(a)	545	676
Black Hills Corp. (Multi-Utilities)	132	9,604
Blackbaud, Inc. (Software)	110	8,722
Blackline, Inc.* (Software)	88	4,495
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	263	9,361
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	218	4,358
Blucora, Inc.* (Capital Markets)	132	4,620
Blueprint Medicines Corp.* (Biotechnology)	110	8,316
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	196	4,034
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	131	2,979
Boise Cascade Co. (Paper & Forest Products)	110	3,046
Boston Private Financial Holdings, Inc. (Banks)	239	2,737
Bottomline Technologies, Inc.* (Software)	110	5,563
Box, Inc.* - Class A (Software)	328	6,763
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	219	6,303
Brady Corp. - Class A (Commercial Services & Supplies)	132	6,440
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	130	1,807
Briggs & Stratton Corp. (Machinery)	130	1,586
Brightcove, Inc.* (IT Services)	152	1,525
BrightSphere Investment Group PLC (Capital Markets)	240	3,518
Brinker International, Inc. (Hotels, Restaurants & Leisure)	110	4,705
Bristow Group, Inc.* (Energy Equipment & Services)(a)	130	66
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	501	3,096
Brookline Bancorp, Inc. (Banks)	218	3,281
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	174	6,527
Builders FirstSource, Inc.* (Building Products)	305	4,203
C&J Energy Services, Inc.* (Energy Equipment & Services)	174	2,445
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	66	8,333
CACI International, Inc.* - Class A (IT Services)	66	12,865
Cactus, Inc.* - Class A (Energy Equipment & Services)	88	3,194
Cadence BanCorp (Banks)	131	2,980
CalAmp Corp.* (Communications Equipment)	108	1,578
Caleres, Inc. (Specialty Retail)	110	2,885
California Resources Corp.* (Oil, Gas & Consumable Fuels)	132	2,783
California Water Service Group (Water Utilities)	132	6,651
Calithera Biosciences, Inc.* (Biotechnology)	217	1,337
Calix, Inc.* (Communications Equipment)	195	1,336
Callaway Golf Co. (Leisure Products)	263	4,619
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	589	4,423
Cal-Maine Foods, Inc. (Food Products)	88	3,618
Cambrex Corp.* (Life Sciences Tools & Services)	88	3,786
Camping World Holdings, Inc. (Specialty Retail)(a)	108	1,611
Cannae Holdings, Inc.* (Diversified Financial Services)	196	5,031
Capital Senior Living Corp.* (Health Care Providers & Services)	130	546
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	349	4,816
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	282	2,422
Cara Therapeutics, Inc.* (Biotechnology)	109	2,080
Carbonite, Inc.* (IT Services)	88	2,159
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	110	3,909
Cardtronics PLC* - Class A (IT Services)	110	3,934
CareDx, Inc.* (Biotechnology)	132	3,592
Career Education Corp.* (Diversified Consumer Services)	196	3,557

	Shares	Value
Common Stocks, continued
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	219	$5,311
Cargurus, Inc.* (Interactive Media & Services)	132	5,378
Carpenter Technology Corp. (Metals & Mining)	110	5,464
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	196	2,513
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	130	1,275
Cars.com, Inc.* (Interactive Media & Services)	196	4,079
Carvana Co.* (Specialty Retail)(a)	88	6,297
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	110	4,105
CASI Pharmaceuticals, Inc.* (Biotechnology)	239	779
Castle Brands, Inc.* (Beverages)	852	545
Castlight Health, Inc.* - Class B (Health Care Technology)	370	1,380
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	458	2,629
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	172	1,720
Cathay General Bancorp, Inc. (Banks)	197	7,248
CBIZ, Inc.* (Professional Services)	153	2,954
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)(a)	523	528
CECO Environmental Corp.* (Commercial Services & Supplies)	195	1,513
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	370	1,136
CenterState Banks, Inc. (Banks)	219	5,405
Central European Media Enterprises, Ltd.* - Class A (Media)	392	1,552
Central Garden & Pet Co.* - Class A (Household Products)	110	2,693
Central Pacific Financial Corp. (Banks)	88	2,641
Century Aluminum Co.* (Metals & Mining)	152	1,278
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	152	1,383
Century Communities, Inc.* (Household Durables)	88	2,238
Cerus Corp.* (Health Care Equipment & Supplies)	392	2,403
ChannelAdvisor Corp.* (Software)	108	1,269
Chart Industries, Inc.* (Machinery)	88	7,768
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	131	2,579
Chegg, Inc.* (Diversified Consumer Services)	263	9,377
Chemical Financial Corp. (Banks)	174	7,644
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	154	4,389
Chico’s FAS, Inc. (Specialty Retail)	370	1,295
Chimerix, Inc.* (Biotechnology)	261	705
ChromaDex Corp.* (Life Sciences Tools & Services)(a)	304	1,353
Ciena Corp.* (Communications Equipment)	351	13,464
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	152	1,353
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	174	8,279
Cision, Ltd.* (Software)	130	1,568
Citizens, Inc.* (Insurance)	217	1,467
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	152	1,763
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	567	1,780
Clear Channel Outdoor Holdings, Inc.* (Media)	261	1,276
Clearside Biomedical, Inc.* (Pharmaceuticals)	130	161
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	86	1,322
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	196	3,111
Cleveland-Cliffs, Inc. (Metals & Mining)	765	7,642
Cloudera, Inc.* (Software)	546	6,077
Clovis Oncology, Inc.* (Biotechnology)	131	2,393
CNO Financial Group, Inc. (Insurance)	415	6,868
Codexis, Inc.* (Life Sciences Tools & Services)	174	3,428
Coeur Mining, Inc.* (Metals & Mining)	523	1,888
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	110	6,075
Coherus Biosciences, Inc.* (Biotechnology)	153	2,436
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	86	1,275
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	86	1,198
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	240	3,730
Columbia Banking System, Inc. (Banks)	174	6,532
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	153	2,427
Comfort Systems USA, Inc. (Construction & Engineering)	110	5,951
Commercial Metals Co. (Metals & Mining)	306	5,291
Commercial Vehicle Group, Inc.* (Machinery)	172	1,534
Community Bank System, Inc. (Banks)	132	8,773
Community Health Systems, Inc.* (Health Care Providers & Services)	370	1,273
CommVault Systems, Inc.* (Software)	110	5,786
Compass Minerals International, Inc. (Metals & Mining)	88	5,050
CONMED Corp. (Health Care Equipment & Supplies)	66	5,282
ConnectOne Bancorp, Inc. (Banks)	86	1,877
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	88	2,983
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	217	1,120

	Shares	Value
Common Stocks, continued
Continental Building Products, Inc.* (Building Products)	110	$2,822
Control4 Corp.* (Electronic Equipment, Instruments & Components)	86	1,497
Cooper Tire & Rubber Co. (Auto Components)	154	4,598
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)(a)	239	1,706
Corcept Therapeutics, Inc.* (Pharmaceuticals)	261	3,231
Corecivic, Inc. (Equity Real Estate Investment Trusts)	306	6,368
Core-Mark Holding Co., Inc. (Distributors)	132	4,798
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	130	1,625
Cornerstone OnDemand, Inc.* (Software)	132	7,214
Costamare, Inc. (Marine)	217	1,311
Coupa Software, Inc.* (Software)(a)	132	13,640
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,027	9,828
Covanta Holding Corp. (Commercial Services & Supplies)	306	5,529
Covia Holdings Corp.* - Class C (Energy Equipment & Services)	108	519
Cowen Group, Inc.* - Class A (Capital Markets)	108	1,809
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	132	3,466
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	241	15,927
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	196	5,459
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	152	1,072
CryoLife, Inc.* (Health Care Equipment & Supplies)	110	3,373
CryoPort, Inc.* (Health Care Equipment & Supplies)(a)	108	1,520
CSG Systems International, Inc. (IT Services)	88	3,929
CTI BioPharma Corp.* (Biotechnology)	283	277
CTS Corp. (Electronic Equipment, Instruments & Components)	88	2,636
Cubic Corp. (Aerospace & Defense)	66	3,747
Customers Bancorp, Inc.* (Banks)	86	1,948
CVB Financial Corp. (Banks)	263	5,707
Cyclerion Therapeutics, Inc.* (Biotechnology)	34	518
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	196	2,511
Cytokinetics, Inc.* (Biotechnology)	195	1,720
Cytomx Therapeutics, Inc.* (Biotechnology)	108	1,027
CytoSorbents Corp.* (Health Care Equipment & Supplies)	130	936
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	172	1,304
Dana Holding Corp. (Auto Components)	372	7,254
Darling Ingredients, Inc.* (Food Products)	416	9,073
Daseke, Inc.* (Road & Rail)	172	888
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	110	6,252
Dean Foods Co. (Food Products)	282	479
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	88	13,922
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	130	1,307
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	197	7,300
Deluxe Corp. (Commercial Services & Supplies)	110	4,919
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,181	2,634
Denny’s Corp.* (Hotels, Restaurants & Leisure)	196	3,650
Dermira, Inc.* (Pharmaceuticals)	153	1,697
Designer Brands, Inc. (Specialty Retail)	196	4,361
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	370	1,972
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	195	1,893
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	524	5,691
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	152	1,970
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	239	2,412
Digi International, Inc.* (Communications Equipment)	108	1,390
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	109	2,196
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	110	4,006
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	152	848
Donnelley Financial Solutions, Inc.* (Capital Markets)	130	1,990
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	152	1,219
Dorman Products, Inc.* (Auto Components)	66	5,786
Dril-Quip, Inc.* (Energy Equipment & Services)	110	4,792
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	239	1,228
Durect Corp.* (Pharmaceuticals)	744	410
Dycom Industries, Inc.* (Construction & Engineering)	88	4,364
Dynavax Technologies Corp.* (Biotechnology)	195	1,297
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	239	1,458
Eagle Bancorp, Inc.* (Banks)	88	4,863
Eagle Bulk Shipping, Inc.* (Marine)	239	1,303
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	153	2,754
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	88	10,061
Ebix, Inc. (Software)	66	3,332
Echo Global Logistics, Inc.* (Air Freight & Logistics)	88	2,019

	Shares	Value
Common Stocks, continued
Edgewell Personal Care Co.* (Personal Products)	132	$5,442
Editas Medicine, Inc.* (Biotechnology)	131	3,242
El Paso Electric Co. (Electric Utilities)	110	6,722
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	174	8,590
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	132	4,909
EMCOR Group, Inc. (Construction & Engineering)	132	11,107
Emerald Expositions Events, Inc. (Media)	86	1,208
Emergent BioSolutions, Inc.* (Biotechnology)	110	5,685
Employers Holdings, Inc. (Insurance)	88	3,777
Encore Capital Group, Inc.* (Consumer Finance)	88	2,487
Endo International PLC* (Pharmaceuticals)	589	4,418
Endologix, Inc.* (Health Care Equipment & Supplies)	43	276
Endurance International Group Holdings, Inc.* (IT Services)	239	1,322
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)(a)	545	1,635
Energy Recovery, Inc.* (Machinery)	172	1,674
EnerSys (Electrical Equipment)	110	7,611
Ennis, Inc. (Commercial Services & Supplies)	87	1,756
Enova International, Inc.* (Consumer Finance)	88	2,414
Enphase Energy, Inc.* (Electrical Equipment)(a)	326	3,273
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	351	14,341
Entercom Communications Corp. - Class A (Media)	392	2,697
Entravision Communications Corp. - Class A (Media)	304	872
Envestnet, Inc.* (Software)	110	7,809
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	239	829
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	371	106
Epizyme, Inc.* (Biotechnology)	174	2,159
Eros International PLC* (Entertainment)	130	1,128
ESCO Technologies, Inc. (Machinery)	66	4,950
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	241	11,435
Ethan Allen Interiors, Inc. (Household Durables)	86	1,901
Etsy, Inc.* (Internet & Direct Marketing Retail)	284	19,182
Everbridge, Inc.* (Software)	66	4,877
Everi Holdings, Inc.* (IT Services)	239	2,459
EVERTEC, Inc. (IT Services)	174	5,448
Evolent Health, Inc.* (Health Care Technology)	196	2,656
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	130	914
Evoqua Water Technologies Corp.* (Machinery)	218	2,969
Exantas Capital Corp. (Mortgage Real Estate Investment Trusts)	152	1,664
Exela Technologies, Inc.* - Class I (IT Services)	261	859
ExlService Holdings, Inc.* (IT Services)	88	5,227
Exponent, Inc. (Professional Services)	132	7,474
Express, Inc.* (Specialty Retail)	239	880
Exterran Corp.* (Energy Equipment & Services)	109	1,550
Extreme Networks, Inc.* (Communications Equipment)	349	2,792
EZCORP, Inc.* - Class A (Consumer Finance)	172	1,870
Fabrinet* (Electronic Equipment, Instruments & Components)	110	6,657
Farmers National Banc Corp. (Banks)	108	1,554
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	152	997
Fate Therapeutics, Inc.* (Biotechnology)	174	2,923
Federal Signal Corp. (Machinery)	174	5,006
Federated Investors, Inc. - Class B (Capital Markets)	263	8,082
Ferro Corp.* (Chemicals)	218	3,896
FGL Holdings (Diversified Financial Services)	414	3,531
FibroGen, Inc.* (Biotechnology)	174	8,130
Finisar Corp.* (Communications Equipment)	306	7,378
First Bancorp (Banks)	88	3,336
First BanCorp. (Banks)	589	6,656
First Busey Corp. (Banks)	131	3,385
First Commonwealth Financial Corp. (Banks)	283	3,852
First Financial Bancorp (Banks)	241	6,049
First Financial Bankshares, Inc. (Banks)	154	9,473
First Foundation, Inc. (Banks)	108	1,535
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	306	10,794
First Interstate Bancsys - Class A (Banks)	88	3,719
First Merchants Corp. (Banks)	132	4,840
First Midwest Bancorp, Inc. (Banks)	263	5,647
First of Long Island Corp. (The) (Banks)	88	2,048
FirstCash, Inc. (Consumer Finance)	110	10,744
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	589	3,110
Five Below, Inc.* (Specialty Retail)	132	19,324
Five Prime Therapeutics, Inc.* (Biotechnology)	130	1,440
Five9, Inc.* (Software)	154	8,173
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	88	3,146
Flexion Therapeutics, Inc.* (Biotechnology)	108	1,145
Flotek Industries, Inc.* (Chemicals)	370	1,321
Fluent, Inc.* (Media)	349	2,453

	Shares	Value
Common Stocks, continued
Fluidigm Corp.* (Life Sciences Tools & Services)	218	$2,995
Flushing Financial Corp. (Banks)	88	1,989
ForeScout Technologies, Inc.* (Software)	88	3,700
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	218	4,131
Fortress Biotech, Inc.* (Biotechnology)	326	518
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	261	1,561
Forward Air Corp. (Air Freight & Logistics)	88	5,573
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	130	1,699
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	174	4,949
Fox Factory Holding Corp.* (Auto Components)	110	8,535
Francesca’s Holdings Corp.* (Specialty Retail)	173	120
Franklin Electric Co., Inc. (Machinery)	132	6,450
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	326	2,562
Frank’s International N.V.* (Energy Equipment & Services)	282	1,647
Fresh Del Monte Produce, Inc. (Food Products)	88	2,597
Freshpet, Inc.* (Food Products)	88	3,930
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	173	1,714
Frontier Communications Corp.* (Diversified Telecommunication Services)(a)	304	866
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)(a)	304	2,490
FTI Consulting, Inc.* (Professional Services)	88	7,478
FuelCell Energy, Inc.* (Electrical Equipment)	766	201
Fulton Financial Corp. (Banks)	437	7,538
FutureFuel Corp. (Chemicals)	108	1,587
GAIN Capital Holdings, Inc. (Capital Markets)	172	906
GameStop Corp. - Class A (Specialty Retail)	282	2,439
Gannett Co., Inc. (Media)	327	3,051
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	131	2,048
GATX Corp. (Trading Companies & Distributors)	88	6,787
GCP Applied Technologies, Inc.* (Chemicals)	197	5,672
Generac Holdings, Inc.* (Electrical Equipment)	154	8,468
Genesis Healthcare, Inc.* (Health Care Providers & Services)	436	567
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	217	1,571
Gentherm, Inc.* (Auto Components)	110	4,660
Genworth Financial, Inc.* - Class A (Insurance)	1,312	4,972
Geron Corp.* (Biotechnology)	589	1,072
Getty Realty Corp. (Equity Real Estate Investment Trusts)	110	3,567
Gibraltar Industries, Inc.* (Building Products)	88	3,491
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	110	4,747
Glacier Bancorp, Inc. (Banks)	219	9,327
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	109	2,371
Glaukos Corp.* (Health Care Equipment & Supplies)	88	6,347
Global Blood Therapeutics, Inc.* (Biotechnology)	132	7,313
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	196	3,738
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	174	7,846
Glu Mobile, Inc.* (Entertainment)	370	4,048
Glycomimetics, Inc.* (Biotechnology)	130	1,582
Gms, Inc.* (Trading Companies & Distributors)	108	1,903
GNC Holdings, Inc.* - Class A (Specialty Retail)	370	821
Gogo, Inc.* (Wireless Telecommunication Services)(a)	282	1,483
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	241	4,709
Gold Resource Corp. (Metals & Mining)	239	875
GoPro, Inc.* - Class A (Household Durables)	370	2,187
Granite Construction, Inc. (Construction & Engineering)	110	4,938
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	131	2,519
Gray Television, Inc.* (Media)	241	5,647
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	282	2,885
Great Western Bancorp, Inc. (Banks)	154	5,416
Green Brick Partners, Inc.* (Household Durables)	130	1,162
Green Dot Corp.* - Class A (Consumer Finance)	110	7,015
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	131	2,275
Greenlight Capital Re, Ltd.* - Class A (Insurance)	130	1,557
Greif, Inc. - Class A (Containers & Packaging)	66	2,608
Griffon Corp. (Building Products)	109	2,139
Groupon, Inc.* (Internet & Direct Marketing Retail)	1,181	4,157
GTT Communications, Inc.* (IT Services)	88	3,692
GUESS?, Inc. (Specialty Retail)	174	3,544
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	458	3,000
H&E Equipment Services, Inc. (Trading Companies & Distributors)	88	2,676
H.B. Fuller Co. (Chemicals)	132	6,464
Haemonetics Corp.* (Health Care Equipment & Supplies)	132	11,520
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	501	651
Halozyme Therapeutics, Inc.* (Biotechnology)	328	5,291

	Shares	Value
Common Stocks, continued
Hancock Holding Co. (Banks)	219	$9,578
Hanmi Financial Corp. (Banks)	109	2,585
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	153	4,068
Harmonic, Inc.* (Communications Equipment)	370	2,094
Harsco Corp.* (Machinery)	218	4,936
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	239	925
Hawaiian Holdings, Inc. (Airlines)	132	3,724
HC2 Holdings, Inc.* (Construction & Engineering)	239	511
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	306	9,449
Healthcare Services Group, Inc. (Commercial Services & Supplies)	197	6,668
HealthEquity, Inc.* (Health Care Providers & Services)	132	8,942
HealthStream, Inc.* (Health Care Technology)	88	2,304
Heartland Express, Inc. (Road & Rail)	153	3,011
Heartland Financial USA, Inc. (Banks)	88	3,951
Hecla Mining Co. (Metals & Mining)	1,115	2,342
Helen of Troy, Ltd.* (Household Durables)	66	9,503
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	436	3,410
Heritage Commerce Corp. (Banks)	130	1,628
Heritage Financial Corp. (Banks)	110	3,330
Herman Miller, Inc. (Commercial Services & Supplies)	154	5,978
Heron Therapeutics, Inc.* (Biotechnology)	174	3,772
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	108	2,006
Hertz Global Holdings, Inc.* (Road & Rail)	174	3,163
HFF, Inc. - Class A (Real Estate Management & Development)	110	5,235
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	370	1,014
Hillenbrand, Inc. (Machinery)	154	6,625
Hilltop Holdings, Inc. (Banks)	196	4,122
HMS Holdings Corp.* (Health Care Technology)	219	6,664
HNI Corp. (Commercial Services & Supplies)	110	4,038
Home BancShares, Inc. (Banks)	393	7,542
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	88	2,476
Hope Bancorp, Inc. (Banks)	327	4,598
Horace Mann Educators Corp. (Insurance)	110	4,244
Horizon BanCorp, Inc. (Banks)	131	2,131
Horizon Pharma PLC* (Pharmaceuticals)	416	10,621
Hostess Brands, Inc.* (Food Products)	282	3,779
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	326	2,324
Houlihan Lokey, Inc. (Capital Markets)	88	4,340
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	27	411
Hub Group, Inc.* - Class A (Air Freight & Logistics)	88	3,658
Hubspot, Inc.* (Software)	88	16,234
Hudson, Ltd.* - Class A (Specialty Retail)	130	1,994
IBERIABANK Corp. (Banks)	132	10,493
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	88	2,216
IDACORP, Inc. (Electric Utilities)	132	13,071
Idera Pharmaceuticals, Inc.* (Biotechnology)	108	325
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	154	6,135
IMAX Corp.* (Entertainment)	153	3,730
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	108	1,021
Immunic, Inc.* (Biotechnology)	5	68
ImmunoGen, Inc.* (Biotechnology)	349	834
Immunomedics, Inc.* (Biotechnology)	328	5,255
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	282	798
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	282	2,986
Independent Bank Corp. (Banks)	66	5,295
Infinera Corp.* (Communications Equipment)	414	1,797
Information Services Group, Inc.* (IT Services)	261	929
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	131	2,758
Ingevity Corp.* (Chemicals)	110	12,650
InnerWorkings, Inc.* (Professional Services)	195	659
Innospec, Inc. (Chemicals)	66	5,598
Innoviva, Inc.* (Pharmaceuticals)	218	3,059
Inovalon Holdings, Inc.* (Health Care Technology)	240	3,247
Inovio Pharmaceuticals, Inc.* (Biotechnology)(a)	370	1,391
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	132	6,027
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	88	4,979
Insmed, Inc.* (Biotechnology)	197	5,997
Insperity, Inc. (Professional Services)	88	10,522
Instructure, Inc.* (Software)	88	3,791
Insys Therapeutics, Inc.* (Biotechnology)(a)	152	654
Integer Holdings Corp.* (Health Care Equipment & Supplies)	88	6,080
Intellia Therapeutics, Inc.* (Biotechnology)	108	1,661
Intelsat S.A.* (Diversified Telecommunication Services)	131	2,651
InterDigital, Inc. (Communications Equipment)	88	5,754
Interface, Inc. (Commercial Services & Supplies)	174	2,791
International Bancshares Corp. (Banks)	154	6,386
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	66	2,912
Intersect ENT, Inc.* (Pharmaceuticals)	88	2,859
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	152	2,002

	Shares	Value
Common Stocks, continued
Intrepid Potash, Inc.* (Chemicals)	392	$1,458
Intrexon Corp.* (Biotechnology)(a)	195	844
Invacare Corp. (Health Care Equipment & Supplies)	108	799
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	306	4,994
Investors Bancorp, Inc. (Banks)	633	7,438
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	44	2,652
Invitae Corp.* (Biotechnology)	241	5,692
Iovance Biotherapeutics, Inc.* (Biotechnology)	239	2,725
Iridium Communications, Inc.* (Diversified Telecommunication Services)	263	7,223
iRobot Corp.* (Household Durables)(a)	66	6,833
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	349	4,150
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	217	1,881
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	217	942
Itron, Inc.* (Electronic Equipment, Instruments & Components)	88	4,722
J.C. Penney Co., Inc.* (Multiline Retail)(a)	1,005	1,377
j2 Global, Inc. (Software)	110	9,638
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	66	5,089
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	217	2,294
James River Group Holdings, Ltd. (Insurance)	88	3,715
Jeld-Wen Holding, Inc.* (Building Products)	196	3,871
John Bean Technologies Corp. (Machinery)	88	9,661
K12, Inc.* (Diversified Consumer Services)	132	3,976
Kadmon Holdings, Inc.* (Biotechnology)	370	870
Kaman Corp. - Class A (Trading Companies & Distributors)	66	4,086
Karyopharm Therapeutics, Inc.* (Biotechnology)	152	710
KB Home (Household Durables)	218	5,648
KBR, Inc. (Construction & Engineering)	372	8,266
Keane Group, Inc.* (Energy Equipment & Services)	173	1,815
Kearny Financial Corp. (Thrifts & Mortgage Finance)	283	3,962
Kelly Services, Inc. - Class A (Professional Services)	109	2,426
KEMET Corp. (Electronic Equipment, Instruments & Components)	153	2,734
Kemper Corp. (Insurance)	110	9,887
Kennametal, Inc. (Machinery)	197	8,018
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	328	7,066
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	108	1,634
Kimball International, Inc. - Class B (Commercial Services & Supplies)	130	2,036
Kindred Biosciences, Inc.* (Biotechnology)	130	1,156
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	240	3,790
Knoll, Inc. (Commercial Services & Supplies)	153	3,342
Knowles Corp.* (Electronic Equipment, Instruments & Components)	240	4,531
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	392	490
Korn/Ferry International (Professional Services)	132	6,207
Kraton Performance Polymers, Inc.* (Chemicals)	88	2,888
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	262	4,161
Kura Oncology, Inc.* (Biotechnology)	108	1,635
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	249	4,333
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	436	1,600
Lakeland Bancorp, Inc. (Banks)	130	2,153
Lakeland Financial Corp. (Banks)	66	3,152
Landec Corp.* (Food Products)	108	1,135
Lannett Co., Inc.* (Pharmaceuticals)(a)	130	1,000
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	131	3,165
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	436	1,317
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	392	5,076
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	153	2,408
La-Z-Boy, Inc. (Household Durables)	132	4,330
LCI Industries (Auto Components)	66	5,798
LegacyTexas Financial Group, Inc. (Banks)	132	5,291
LendingClub Corp.* (Consumer Finance)	917	2,916
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	152	882
Lexington Realty Trust (Equity Real Estate Investment Trusts)	567	5,143
LHC Group, Inc.* (Health Care Providers & Services)	88	9,777
Liberty Braves Group* - Class C (Entertainment)	110	3,097
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	132	6,128
Liberty Latin America, Ltd.* - Class A (Media)	131	2,742
Liberty Latin America, Ltd.* - Class C (Media)	306	6,377
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	218	3,213
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	261	334
Limelight Networks, Inc.* (IT Services)	392	1,164
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	172	1,168
LivaNova PLC* (Health Care Equipment & Supplies)	110	7,578

	Shares	Value
Common Stocks, continued
Live Oak Bancshares, Inc. (Banks)	86	$1,502
LivePerson, Inc.* (Software)	154	4,517
LiveRamp Holdings, Inc.* (IT Services)	197	11,490
LiveXLive Media, Inc.* (Entertainment)	152	755
Louisiana-Pacific Corp. (Paper & Forest Products)	372	9,319
LSC Communications, Inc. (Commercial Services & Supplies)	130	909
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	110	4,957
Lumber Liquidators Holdings, Inc.* (Specialty Retail)(a)	86	1,137
Lumentum Holdings, Inc.* (Communications Equipment)	174	10,783
Luminex Corp. (Life Sciences Tools & Services)	110	2,509
M.D.C. Holdings, Inc. (Household Durables)	132	4,034
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	131	1,820
M/I Homes, Inc.* (Household Durables)	88	2,479
Macatawa Bank Corp. (Banks)	130	1,342
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	241	5,610
MacroGenics, Inc.* (Biotechnology)	131	2,197
Magellan Health, Inc.* (Health Care Providers & Services)	66	4,620
Maiden Holdings, Ltd. (Insurance)	239	156
Mallinckrodt PLC* (Pharmaceuticals)	219	3,386
MannKind Corp.* (Biotechnology)(a)	721	1,110
ManTech International Corp. - Class A (IT Services)	66	4,091
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	195	963
Marrone Bio Innovations, Inc.* (Chemicals)	589	948
Marten Transport, Ltd. (Road & Rail)	131	2,591
Masonite International Corp.* (Building Products)	66	3,398
MasTec, Inc.* (Construction & Engineering)	154	7,800
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	263	5,178
Matrix Service Co.* (Energy Equipment & Services)	109	2,137
Matson, Inc. (Marine)	110	4,356
Matthews International Corp. - Class A (Commercial Services & Supplies)	88	3,525
Maxar Technologies, Inc. (Aerospace & Defense)(a)	152	749
MAXIMUS, Inc. (IT Services)	154	11,342
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	196	5,274
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	217	953
MBIA, Inc.* (Insurance)	282	2,727
McDermott International, Inc.* (Energy Equipment & Services)	436	3,527
McGrath RentCorp (Commercial Services & Supplies)	66	4,092
MDC Partners, Inc.* - Class A (Media)	282	592
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	130	1,392
MediciNova, Inc.* (Biotechnology)	172	1,926
Medidata Solutions, Inc.* (Health Care Technology)	132	11,924
Mercury Systems, Inc.* (Aerospace & Defense)	132	9,639
Meredith Corp. (Media)	110	6,490
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	153	2,635
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	131	1,508
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	132	7,416
Meritage Homes Corp.* (Household Durables)	110	5,627
Meritor, Inc.* (Machinery)	218	5,289
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	110	3,246
MGE Energy, Inc. (Electric Utilities)	88	5,966
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	918	13,439
Milacron Holdings Corp.* (Machinery)	196	2,864
Minerals Technologies, Inc. (Chemicals)	88	5,524
Minerva Neurosciences, Inc.* (Biotechnology)	152	1,120
Miragen Therapeutics, Inc.* (Biotechnology)	172	504
Mitek System, Inc.* (Software)	152	1,809
Mobile Mini, Inc. (Commercial Services & Supplies)	110	3,962
MobileIron, Inc.* (Software)	326	1,933
Model N, Inc.* (Software)	108	2,002
Modine Manufacturing Co.* (Auto Components)	153	2,263
Moelis & Co. (Capital Markets)	110	4,505
Momenta Pharmaceuticals, Inc.* (Biotechnology)	218	3,050
MoneyGram International, Inc.* (IT Services)	172	569
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	218	2,995
Monotype Imaging Holdings, Inc. (Software)	131	2,258
Monro Muffler Brake, Inc. (Specialty Retail)	88	7,377
Montage Resources Corp.* (Oil, Gas & Consumable Fuels)	42	467
Moog, Inc. - Class A (Aerospace & Defense)	88	8,240
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	86	740
MRC Global, Inc.* (Trading Companies & Distributors)	218	3,778
MSA Safety, Inc. (Commercial Services & Supplies)	88	9,672
MSG Networks, Inc.* - Class A (Media)	174	4,007
Mueller Industries, Inc. (Machinery)	154	4,492
Mueller Water Products, Inc. - Class A (Machinery)	414	4,442

	Shares	Value
Common Stocks, continued
Murphy USA, Inc.* (Specialty Retail)	88	$7,521
Myers Industries, Inc. (Containers & Packaging)	108	1,932
Myokardia, Inc.* (Pharmaceuticals)	88	4,222
Myriad Genetics, Inc.* (Biotechnology)	174	5,478
Nantkwest, Inc.* (Biotechnology)(a)	349	391
Natera, Inc.* (Biotechnology)	131	2,503
National Bank Holdings Corp. (Banks)	88	3,365
National CineMedia, Inc. (Media)	261	1,822
National General Holdings Corp. (Insurance)	174	4,289
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	110	8,297
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	132	3,862
National Vision Holdings, Inc.* (Specialty Retail)	88	2,376
Natus Medical, Inc.* (Health Care Equipment & Supplies)	88	2,355
Nautilus, Inc.* (Leisure Products)	108	578
Navigant Consulting, Inc. (Professional Services)	131	2,991
Navistar International Corp.* (Machinery)	132	4,506
NBT Bancorp, Inc. (Banks)	110	4,182
NCI Building Systems, Inc.* (Building Products)	130	744
Neogen Corp.* (Health Care Equipment & Supplies)	132	8,007
NeoGenomics, Inc.* (Life Sciences Tools & Services)	174	3,624
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	195	1,332
Neos Therapeutics, Inc.* (Pharmaceuticals)	172	415
NETGEAR, Inc.* (Communications Equipment)	88	2,731
NetScout Systems, Inc.* (Communications Equipment)	219	6,439
Nevro Corp.* (Health Care Equipment & Supplies)	66	4,073
New Jersey Resources Corp. (Gas Utilities)	219	10,968
New Media Investment Group, Inc. (Media)	174	1,860
New Relic, Inc.* (Software)	110	11,576
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	261	1,459
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	370	2,331
NewLink Genetics Corp.* (Biotechnology)	217	371
Newpark Resources, Inc.* (Energy Equipment & Services)	282	2,059
Nexstar Broadcasting Group, Inc. - Class A (Media)	110	12,877
NextGen Healthcare, Inc.* (Health Care Technology)	153	2,875
NIC, Inc. (IT Services)	196	3,383
NII Holdings, Inc.* (Wireless Telecommunication Services)	414	811
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	196	5,504
NN, Inc. (Machinery)	108	976
Noble Corp. PLC* (Energy Equipment & Services)	721	1,896
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)(a)	611	1,308
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	545	1,444
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	153	2,295
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	153	2,728
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	263	4,584
Northwest Natural Holding Co. (Gas Utilities)	88	5,886
NorthWestern Corp. (Multi-Utilities)	132	9,220
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	88	7,657
Novavax, Inc.* (Biotechnology)	1,378	732
Novocure, Ltd.* (Health Care Equipment & Supplies)	197	8,682
NOW, Inc.* (Trading Companies & Distributors)	306	4,474
NuVasive, Inc.* (Health Care Equipment & Supplies)	132	7,999
Nymox Pharmaceutical Corp.* (Biotechnology)(a)	304	556
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	677	4,130
Oceaneering International, Inc.* (Energy Equipment & Services)	263	5,050
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	131	3,299
Ocular Therapeutix, Inc.* (Pharmaceuticals)	172	645
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	436	737
Office Depot, Inc. (Specialty Retail)	1,530	3,672
Office Properties Income Trust (Equity Real Estate Investment Trusts)	66	1,791
OFG Bancorp (Banks)	153	3,088
Oil States International, Inc.* (Energy Equipment & Services)	153	2,956
Old National Bancorp (Banks)	393	6,712
Old Second Bancorp, Inc. (Banks)	108	1,431
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	132	12,624
Omeros Corp.* (Pharmaceuticals)(a)	153	2,883
Omnicell, Inc.* (Health Care Technology)	110	8,840
OMNOVA Solutions, Inc.* (Chemicals)	172	1,273
On Deck Capital, Inc.* (Diversified Financial Services)	217	1,185
ONE Gas, Inc. (Gas Utilities)	132	11,685
OneSpan, Inc.* (Software)	109	2,021
OPKO Health, Inc.* (Biotechnology)	895	2,139
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	174	1,646
ORBCOMM, Inc.* (Diversified Telecommunication Services)	239	1,730
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)(a)	217	1,426

	Shares	Value
Common Stocks, continued
Organovo Holdings, Inc.* (Biotechnology)	787	$787
Orion Marine Group, Inc.* (Construction & Engineering)	152	394
Oritani Financial Corp. (Thrifts & Mortgage Finance)	131	2,273
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	110	6,419
Otter Tail Corp. (Electric Utilities)	110	5,643
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	326	593
Owens & Minor, Inc. (Health Care Providers & Services)	172	587
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	108	1,753
P.H. Glatfelter Co. (Paper & Forest Products)	130	2,051
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	480	3,547
Pacific Premier Bancorp, Inc. (Banks)	132	3,837
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	110	4,380
Palatin Technologies, Inc.* (Biotechnology)	1,268	1,572
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	108	2,110
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)(a)	152	838
Party City Holdco, Inc.* (Specialty Retail)	130	871
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	218	5,040
Patterson Cos., Inc. (Health Care Providers & Services)	218	4,761
Paylocity Holding Corp.* (Software)	88	8,496
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	154	6,696
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	130	1,687
PDL BioPharma, Inc.* (Biotechnology)	655	2,142
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	197	5,668
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	174	5,665
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	263	5,699
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)(a)	217	1,306
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	174	3,654
Perficient, Inc.* (IT Services)	110	3,238
Performance Food Group Co.* (Food & Staples Retailing)	263	10,770
Perspecta, Inc. (IT Services)	372	8,586
PGT, Inc.* (Building Products)	153	2,243
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	239	2,232
Physicians Realty Trust (Equity Real Estate Investment Trusts)	459	8,290
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	328	6,829
Pier 1 Imports, Inc.* (Specialty Retail)	436	395
Pieris Pharmaceuticals, Inc.* (Biotechnology)	261	780
Pioneer Energy Services Corp.* (Energy Equipment & Services)	349	607
Pitney Bowes, Inc. (Commercial Services & Supplies)	501	3,562
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	219	16,577
Plantronics, Inc. (Communications Equipment)	88	4,530
Plexus Corp.* (Electronic Equipment, Instruments & Components)	88	5,296
Plug Power, Inc.* (Electrical Equipment)(a)	874	2,176
PNM Resources, Inc. (Electric Utilities)	197	9,149
PolyOne Corp. (Chemicals)	197	5,445
Portland General Electric Co. (Electric Utilities)	219	11,456
Portola Pharmaceuticals, Inc.* (Biotechnology)	174	6,142
Potlatch Corp. (Equity Real Estate Investment Trusts)	167	6,456
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	66	5,215
PQ Group Holdings, Inc.* (Chemicals)	130	2,055
PRA Group, Inc.* (Consumer Finance)	132	3,712
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	130	2,033
Presidio, Inc. (IT Services)	130	1,953
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	132	3,883
Primerica, Inc. (Insurance)	110	14,332
Primo Water Corp.* (Beverages)	108	1,701
Primoris Services Corp. (Construction & Engineering)	131	2,872
ProAssurance Corp. (Insurance)	154	5,780
Progenics Pharmaceuticals, Inc.* (Biotechnology)	261	1,342
Progress Software Corp. (Software)	132	6,021
ProPetro Holding Corp.* (Energy Equipment & Services)	218	4,824
PROS Holdings, Inc.* (Software)	88	4,509
Proteostasis Therapeutics, Inc.* (Biotechnology)	326	359
Prothena Corp. PLC* (Biotechnology)	152	1,581
Proto Labs, Inc.* (Machinery)	66	7,246
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	174	4,614
PTC Therapeutics, Inc.* (Biotechnology)	132	4,939
Puma Biotechnology, Inc.* (Biotechnology)	88	2,827
Q2 Holdings, Inc.* (Software)	88	6,637
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	132	5,986
Quad/Graphics, Inc. (Commercial Services & Supplies)	108	1,319
Qualys, Inc.* (Software)	88	7,943

	Shares	Value
Common Stocks, continued
Quanex Building Products Corp. (Building Products)	131	$2,190
Quantenna Communications, Inc.* (Communications Equipment)	131	3,190
Quidel Corp.* (Health Care Equipment & Supplies)	88	5,627
QuinStreet, Inc.* (Interactive Media & Services)	152	2,169
Quorum Health Corp.* (Health Care Providers & Services)	217	445
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	239	2,220
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	261	1,206
R1 RCM, Inc.* (Health Care Providers & Services)	327	3,424
Radian Group, Inc. (Thrifts & Mortgage Finance)	547	12,810
Radiant Logistics, Inc.* (Air Freight & Logistics)	282	1,844
Radius Health, Inc.* (Biotechnology)	109	2,400
RadNet, Inc.* (Health Care Providers & Services)	153	1,853
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	304	3,484
Rapid7, Inc.* (Software)	110	5,977
Raven Industries, Inc. (Industrial Conglomerates)	110	4,280
Rayonier Advanced Materials, Inc. (Chemicals)	174	2,582
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	174	4,695
Redfin Corp.* (Real Estate Management & Development)	196	4,053
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	218	3,566
Regenxbio, Inc.* (Biotechnology)	88	4,435
Regis Corp.* (Diversified Consumer Services)	131	2,452
Remark Holdings, Inc.* (Internet & Direct Marketing Retail)	217	273
Renasant Corp. (Banks)	132	4,786
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	131	3,160
Rent-A-Center, Inc.* (Specialty Retail)	153	3,814
Repligen Corp.* (Biotechnology)	110	7,412
Republic First Bancorp, Inc.* (Banks)	195	998
Resources Connection, Inc. (Professional Services)	108	1,734
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	284	4,984
Retrophin, Inc.* (Biotechnology)	110	2,099
REV Group, Inc. (Machinery)	108	1,371
Revance Therapeutics, Inc.* (Pharmaceuticals)	108	1,430
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	219	8,298
Rexnord Corp.* (Machinery)	263	7,522
Ribbon Communications, Inc.* (Communications Equipment)	239	1,281
Rigel Pharmaceuticals, Inc.* (Biotechnology)	611	1,363
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	195	1,010
Rite Aid Corp.* (Food & Staples Retailing)(a)	140	1,282
RLI Corp. (Insurance)	110	8,946
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	437	8,045
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)(a)	261	1,255
Roku, Inc.* (Household Durables)	110	6,994
RPT Realty (Equity Real Estate Investment Trusts)	239	2,899
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	304	1,645
RTW Retailwinds, Inc.* (Specialty Retail)	239	554
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	88	2,129
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	88	3,732
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	88	2,286
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	110	8,756
S&T Bancorp, Inc. (Banks)	88	3,527
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	437	8,548
Safe Bulkers, Inc.* (Marine)	327	585
Saia, Inc.* (Road & Rail)	66	4,250
SailPoint Technologies Holding, Inc.* (Software)	110	3,109
Sally Beauty Holdings, Inc.* (Specialty Retail)	328	5,806
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	108	903
Sandy Spring Bancorp, Inc. (Banks)	88	3,070
Sangamo BioSciences, Inc.* (Biotechnology)	282	3,297
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	174	5,902
Savara, Inc.* (Biotechnology)	130	1,388
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	66	2,485
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	88	2,087
Scholastic Corp. (Media)	88	3,509
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	88	3,130
Science Applications International Corp. (IT Services)	110	8,245
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	131	3,030
Scorpio Bulkers, Inc. (Marine)	239	1,286
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	86	2,217
Seacoast Banking Corp. of Florida* (Banks)	132	3,744
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	153	4,073

	Shares	Value
Common Stocks, continued
Select Energy Services, Inc.* (Energy Equipment & Services)	152	$1,751
Select Medical Holdings Corp.* (Health Care Providers & Services)	284	4,081
Selective Insurance Group, Inc. (Insurance)	154	10,982
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	218	2,847
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	154	8,296
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)(a)	304	708
Sensient Technologies Corp. (Chemicals)	110	7,713
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	88	3,924
ServiceSource International, Inc.* (IT Services)	371	393
ServisFirst Bancshares, Inc. (Banks)	132	4,480
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	66	4,046
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	132	5,456
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	240	3,062
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	88	3,857
SIGA Technologies, Inc.* (Pharmaceuticals)	239	1,252
Signet Jewelers, Ltd. (Specialty Retail)	153	3,547
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	110	11,843
Simmons First National Corp. - Class A (Banks)	241	6,119
Simply Good Foods Co. (The)* (Food Products)	196	4,402
Simpson Manufacturing Co., Inc. (Building Products)	110	7,005
Sinclair Broadcast Group, Inc. - Class A (Media)	197	9,021
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	110	7,402
SkyWest, Inc. (Airlines)	132	8,130
Sleep Number Corp.* (Specialty Retail)	110	3,828
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	108	1,835
Sorrento Therapeutics, Inc.* (Biotechnology)(a)	326	1,190
Sotheby’s* - Class A (Diversified Consumer Services)	110	4,640
South Jersey Industries, Inc. (Gas Utilities)	219	7,034
South State Corp. (Banks)	88	6,658
Southside Bancshares, Inc. (Banks)	88	3,091
Southwest Gas Corp. (Gas Utilities)	110	9,151
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,487	5,874
Spark Therapeutics, Inc.* (Biotechnology)	88	9,388
Spartan Motors, Inc. (Machinery)	130	1,209
SpartanNash Co. (Food & Staples Retailing)	108	1,746
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	261	2,446
Spire, Inc. (Gas Utilities)	132	11,113
Spirit Airlines, Inc.* (Airlines)	174	9,462
Spirit MTA REIT (Equity Real Estate Investment Trusts)	172	1,159
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	217	968
SPX Corp.* (Machinery)	110	4,015
SPX FLOW, Inc.* (Machinery)	110	3,953
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	633	3,893
STAAR Surgical Co.* (Health Care Equipment & Supplies)	110	3,573
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	241	6,936
Steelcase, Inc. - Class A (Commercial Services & Supplies)	240	4,150
Stemline Therapeutics, Inc.* (Biotechnology)	108	1,620
Sterling Construction Co., Inc.* (Construction & Engineering)	108	1,464
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	219	7,961
Stifel Financial Corp. (Capital Markets)	174	10,383
Stoneridge, Inc.* (Auto Components)	88	2,766
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	153	3,557
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	282	3,274
Summit Materials, Inc.* - Class A (Construction Materials)	284	4,976
Sun Hydraulics Corp. (Machinery)	88	4,606
SunCoke Energy, Inc.* (Metals & Mining)	195	1,679
SunPower Corp.* (Semiconductors & Semiconductor Equipment)(a)	239	1,726
Sunrun, Inc.* (Electrical Equipment)	262	3,985
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	569	8,194
Superior Energy Services, Inc.* (Energy Equipment & Services)	436	1,565
Superior Industries International, Inc. (Auto Components)	86	426
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	132	4,848
Sykes Enterprises, Inc.* (IT Services)	110	3,053
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	88	3,315
Syneos Health, Inc.* (Life Sciences Tools & Services)	154	7,228
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	66	7,120
Syros Pharmaceuticals, Inc.* (Biotechnology)	130	940
T2 Biosystems, Inc.* (Biotechnology)	152	391
Tailored Brands, Inc. (Specialty Retail)	130	1,060
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	132	8,106
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	241	4,352

	Shares	Value
Common Stocks, continued
Taylor Morrison Home Corp.* - Class A (Household Durables)	284	$5,498
Team, Inc.* (Commercial Services & Supplies)	109	1,842
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	88	9,381
Teekay Corp. (Oil, Gas & Consumable Fuels)(a)	261	1,086
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	1,071	1,167
TEGNA, Inc. (Media)	569	9,059
Teladoc, Inc.* (Health Care Technology)	154	8,760
Telaria, Inc.* (Software)	282	2,033
Telenav, Inc.* (Software)	195	1,215
Teligent, Inc.* (Pharmaceuticals)	304	298
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)(a)	261	2,480
Tenet Healthcare Corp.* (Health Care Providers & Services)	219	4,796
Tenneco, Inc. (Auto Components)	131	2,872
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	240	3,254
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	154	6,876
Tetra Tech, Inc. (Commercial Services & Supplies)	132	8,543
TETRA Technologies, Inc.* (Energy Equipment & Services)	458	1,090
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	304	322
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	174	9,398
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	108	1,036
TG Therapeutics, Inc.* (Biotechnology)	195	1,550
The Andersons, Inc. (Food & Staples Retailing)	88	2,878
The Bancorp, Inc.* (Banks)	195	1,991
The Brink’s Co. (Commercial Services & Supplies)	132	10,550
The Buckle, Inc. (Specialty Retail)(a)	86	1,589
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	110	5,458
The E.W. Scripps Co. - Class A (Media)	153	3,487
The Ensign Group, Inc. (Health Care Providers & Services)	132	6,801
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	306	6,126
The Greenbrier Cos., Inc. (Machinery)	88	3,127
The Hackett Group, Inc. (IT Services)	108	1,658
The KEYW Holding Corp.* (Aerospace & Defense)	195	2,211
The Manitowoc Co., Inc.* (Machinery)	108	1,929
The Medicines Co.* (Pharmaceuticals)	174	5,560
The Meet Group, Inc.* (Interactive Media & Services)	349	1,940
The New York Times Co. - Class A (Media)	328	10,874
The St Joe Co.* (Real Estate Management & Development)	131	2,232
TherapeuticsMD, Inc.* (Pharmaceuticals)(a)	501	2,154
Theravance Biopharma, Inc.* (Pharmaceuticals)(a)	131	3,124
Thermon Group Holdings, Inc.* (Electrical Equipment)	110	2,837
Third Point Reinsurance, Ltd.* (Insurance)	239	2,775
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	131	3,713
Tile Shop Holdings, Inc. (Specialty Retail)	195	948
TimkenSteel Corp.* (Metals & Mining)	130	1,318
Tiptree Financial, Inc. - Class A (Insurance)	172	980
Titan International, Inc. (Machinery)	172	1,192
Tivity Health, Inc.* (Health Care Providers & Services)	127	2,746
TiVo Corp. (Software)	326	3,055
TopBuild Corp.* (Household Durables)	88	6,268
TowneBank (Banks)	174	4,538
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	109	2,148
Trade Desk, Inc. (The)* (Software)	88	19,489
TransEnterix, Inc.* (Health Care Equipment & Supplies)(a)	545	1,090
Travelport Worldwide, Ltd. (IT Services)	328	5,143
Tredegar Corp. (Chemicals)	86	1,550
Trex Co., Inc.* (Building Products)	154	10,667
TRI Pointe Group, Inc.* (Household Durables)	392	5,116
TriMas Corp.* (Machinery)	132	4,083
TriNet Group, Inc.* (Professional Services)	110	6,857
Trinseo SA (Chemicals)	110	4,945
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	154	5,074
Triumph Group, Inc. (Aerospace & Defense)	153	3,631
Tronox Holdings PLC - Class A (Chemicals)	262	3,705
TrueBlue, Inc.* (Professional Services)	131	3,165
TrueCar, Inc.* (Interactive Media & Services)	282	1,816
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	304	2,432
Trustmark Corp. (Banks)	174	6,257
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	261	3,456
Tupperware Brands Corp. (Household Durables)	132	3,142
Tutor Perini Corp.* (Construction & Engineering)	131	2,616
Tyme Technologies, Inc.* (Biotechnology)(a)	304	459
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	196	3,101
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	130	1,556
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	721	303
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	110	7,260
UMB Financial Corp. (Banks)	110	7,685

	Shares	Value
Common Stocks, continued
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	130	$1,827
Union Bankshares Corp. (Banks)	174	6,351
Unisys Corp.* (IT Services)	174	1,951
Unit Corp.* (Energy Equipment & Services)	153	2,075
United Bankshares, Inc. (Banks)	241	9,457
United Community Banks, Inc. (Banks)	196	5,504
United Community Financial Corp. (Thrifts & Mortgage Finance)	172	1,584
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	153	2,018
United Natural Foods, Inc.* (Food & Staples Retailing)	130	1,680
Universal Corp. (Tobacco)	66	3,555
Universal Forest Products, Inc. (Building Products)	154	5,690
Universal Insurance Holdings, Inc. (Insurance)	88	2,622
Univest Corp. of Pennsylvania (Banks)	88	2,219
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	829	1,169
Urban Edge Properties (Equity Real Estate Investment Trusts)	284	5,274
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	109	2,390
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	172	975
Valhi, Inc. (Chemicals)	195	489
Valley National Bancorp (Banks)	787	8,248
Vanda Pharmaceuticals, Inc.* (Biotechnology)	153	2,492
Varex Imaging Corp.* (Health Care Equipment & Supplies)	110	3,612
Varonis Systems, Inc.* (Software)	66	4,696
Vector Group, Ltd. (Tobacco)	261	2,487
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	152	1,851
Veracyte, Inc.* (Biotechnology)	131	2,996
Verastem, Inc.* (Biotechnology)(a)	217	462
Vericel Corp.* (Biotechnology)	153	2,599
Verint Systems, Inc.* (Software)	154	9,300
Verso Corp.* - Class A (Paper & Forest Products)	109	2,433
ViaSat, Inc.* (Communications Equipment)	132	11,988
Viavi Solutions, Inc.* (Communications Equipment)	589	7,834
ViewRay, Inc.* (Health Care Equipment & Supplies)	217	1,510
Viking Therapeutics, Inc.* (Biotechnology)(a)	172	1,347
VirnetX Holding Corp.* (Software)(a)	349	2,227
Virtusa Corp.* (IT Services)	88	4,888
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	328	6,498
Vista Outdoor, Inc.* (Leisure Products)	172	1,484
Vivint Solar, Inc.* (Electrical Equipment)	217	1,174
Vocera Communications, Inc.* (Health Care Technology)	88	2,803
Vonage Holdings Corp.* (Diversified Telecommunication Services)	567	5,511
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	326	2,080
Wabash National Corp. (Machinery)	174	2,624
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	218	4,083
WageWorks, Inc.* (Professional Services)	110	5,367
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	66	3,627
Warrior Met Coal, Inc. (Metals & Mining)	110	3,410
Washington Federal, Inc. (Thrifts & Mortgage Finance)	219	7,258
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	523	2,327
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	196	5,535
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	108	1,788
Watts Water Technologies, Inc. - Class A (Machinery)	66	5,649
Weight Watchers International, Inc.* (Diversified Consumer Services)	86	1,756
Werner Enterprises, Inc. (Road & Rail)	132	4,422
WesBanco, Inc. (Banks)	110	4,435
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	195	1,646
Westamerica Bancorp (Banks)	66	4,239
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	152	1,599
Western New England Bancorp, Inc. (Thrifts & Mortgage Finance)	130	1,256
Whitestone REIT (Equity Real Estate Investment Trusts)	152	1,950
WideOpenWest, Inc.* (Media)	152	1,214
William Lyon Homes* - Class A (Household Durables)	108	1,821
Willscot Corp.* (Construction & Engineering)	130	1,751
Wingstop, Inc. (Hotels, Restaurants & Leisure)	88	6,624
Winnebago Industries, Inc. (Automobiles)	88	3,113
WisdomTree Investments, Inc. (Capital Markets)	349	2,513
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	241	8,871
Woodward, Inc. (Machinery)	132	14,374
Workiva, Inc.* (Software)	88	4,676
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	197	6,077
World Wrestling Entertainment, Inc. - Class A (Entertainment)	110	9,224
Worthington Industries, Inc. (Metals & Mining)	110	4,414
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	263	7,777
WSFS Financial Corp. (Thrifts & Mortgage Finance)	88	3,800
Xencor, Inc.* (Biotechnology)	132	4,054
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	284	6,149

	Shares	Value
Common Stocks, continued
Xperi Corp. (Semiconductors & Semiconductor Equipment)	153	$3,802
Yelp, Inc.* (Interactive Media & Services)	197	7,892
Yext, Inc.* (Software)	218	4,776
YRC Worldwide, Inc.* (Road & Rail)	152	1,035
ZAGG, Inc.* (Household Durables)	108	890
Zion Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	349	195
ZIOPHARM Oncology, Inc.* (Biotechnology)(a)	545	2,409
ZixCorp.* (Software)	261	2,127
Zogenix, Inc.* (Pharmaceuticals)	88	3,431
Zomedica Pharmaceuticals Corp.* (Pharmaceuticals)	481	202
TOTAL COMMON STOCKS (Cost $3,444,033)		4,596,011

Contingent Right (NM)
A. Schulman, Inc.*^+(b) (Chemicals)	204	107
TOTAL CONTINGENT RIGHT (Cost $408)		107

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance+^ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d) (51.1%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $4,846,341	$4,846,000	$4,846,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,846,000)		4,846,000

	Shares	Value
Collateral for Securities Loaned (0.9%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(e)	68,333	$68,333
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(e)	17,720	17,720
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $86,053)		86,053

TOTAL INVESTMENT SECURITIES (Cost $8,376,494) - 100.5%		9,528,171
Net other assets (liabilities) - (0.5)%		(48,788)

NET ASSETS - 100.0%		$9,479,383

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of April 30, 2019, these securities represented less than 0.005% of the net assets of the Fund.
^	The Advisor has deemed these securities to be illiquid. As of April 30, 2019, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $80,951.
(b)

No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made my A. Schulman, Inc.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $273,000.

(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	23	6/24/19	$1,832,410	$58,721

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	5/28/19	2.68%	$2,579,956	$(11,734)
Russell 2000 Index	UBS AG	5/28/19	2.43%	458,024	(2,080)
				$3,037,980	$(13,814)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$51,270	0.5%
Air Freight & Logistics	17,188	0.2%
Airlines	21,316	0.2%
Auto Components	49,457	0.5%
Automobiles	3,113	NM
Banks	368,521	3.8%
Beverages	2,246	NM
Biotechnology	301,684	3.2%
Building Products	61,235	0.6%
Capital Markets	53,111	0.6%
Chemicals	91,727	1.0%
Commercial Services & Supplies	118,172	1.2%
Communications Equipment	94,956	1.0%
Construction & Engineering	57,069	0.6%
Construction Materials	4,976	0.1%
Consumer Finance	31,158	0.3%
Containers & Packaging	4,540	NM
Distributors	4,798	0.1%
Diversified Consumer Services	38,085	0.4%
Diversified Financial Services	12,105	0.1%
Diversified Telecommunication Services	26,529	0.3%
Electric Utilities	62,757	0.7%
Electrical Equipment	36,248	0.4%
Electronic Equipment, Instruments & Components	116,147	1.2%
Energy Equipment & Services	61,691	0.7%
Entertainment	24,301	0.3%
Equity Real Estate Investment Trusts	328,867	3.4%
Food & Staples Retailing	18,356	0.2%
Food Products	33,537	0.4%
Gas Utilities	55,837	0.6%
Health Care Equipment & Supplies	156,389	1.6%
Health Care Providers & Services	81,937	0.9%
Health Care Technology	55,983	0.6%
Hotels, Restaurants & Leisure	110,262	1.2%
Household Durables	77,810	0.8%
Household Products	2,693	NM
Independent Power and Renewable Electricity Producers	20,507	0.2%
Industrial Conglomerates	4,280	NM
Insurance	105,837	1.1%
Interactive Media & Services	26,487	0.3%
Internet & Direct Marketing Retail	39,774	0.4%
IT Services	115,495	1.2%
Leisure Products	11,148	0.1%
Life Sciences Tools & Services	31,901	0.3%
Machinery	168,247	1.8%
Marine	8,841	0.1%
Media	92,686	1.0%
Metals & Mining	52,479	0.6%
Mortgage Real Estate Investment Trusts	65,664	0.7%
Multiline Retail	18,089	0.2%
Multi-Utilities	25,468	0.3%
Oil, Gas & Consumable Fuels	118,711	1.3%
Paper & Forest Products	19,979	0.2%
Personal Products	5,442	0.1%
Pharmaceuticals	90,758	1.0%
Professional Services	67,122	0.7%
Real Estate Management & Development	18,586	0.2%
Road & Rail	27,563	0.3%
Semiconductors & Semiconductor Equipment	149,342	1.6%
Software	282,776	3.0%
Specialty Retail	126,020	1.3%
Technology Hardware, Storage & Peripherals	21,067	0.2%
Textiles, Apparel & Luxury Goods	42,659	0.5%
Thrifts & Mortgage Finance	112,190	1.2%
Tobacco	7,428	0.1%
Trading Companies & Distributors	59,858	0.6%
Water Utilities	12,914	0.1%
Wireless Telecommunication Services	10,729	0.1%
Other **	4,883,265	51.5%
Total	$9,479,383	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Small-Cap Growth ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (100.5%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	3,813	$40,570
8x8, Inc.* (Software)	3,190	76,304
AAON, Inc. (Building Products)	879	44,135
AAR Corp. (Aerospace & Defense)	522	17,628
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,550	43,772
Acorda Therapeutics, Inc.* (Biotechnology)	607	6,343
Actuant Corp. - Class A (Machinery)	1,060	27,115
Addus Homecare Corp.* (Health Care Providers & Services)	336	22,814
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	535	30,902
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	2,405	81,433
Aerovironment, Inc.* (Aerospace & Defense)	710	48,678
Agilysys, Inc.* (Software)	589	11,268
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,253	82,033
AK Steel Holding Corp.* (Metals & Mining)	6,330	15,319
Akorn, Inc.* (Pharmaceuticals)	1,256	3,391
Alarm.com Holdings, Inc.* (Software)	704	49,900
Albany International Corp. - Class A (Machinery)	967	71,528
Allegiant Travel Co. (Airlines)	429	63,011
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	707	32,656
American Equity Investment Life Holding Co. (Insurance)	1,419	41,733
American Public Education, Inc.* (Diversified Consumer Services)	548	17,536
American States Water Co. (Water Utilities)	834	59,357
AMERISAFE, Inc. (Insurance)	431	25,524
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,563	81,370
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,153	24,893
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,239	25,449
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	277	19,661
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	711	42,618
Archrock, Inc. (Energy Equipment & Services)	4,349	43,968
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,040	4,129
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,679	27,116
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	1,096	20,912
Asbury Automotive Group, Inc.* (Specialty Retail)	306	24,535
Ascena Retail Group, Inc.* (Specialty Retail)	5,795	6,896
ATN International, Inc. (Diversified Telecommunication Services)	363	22,161
Avista Corp. (Multi-Utilities)	1,030	44,434
Avon Products, Inc.* (Personal Products)	14,755	46,921
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	510	10,858
Axon Enterprise, Inc.* (Aerospace & Defense)	1,962	124,587
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	880	28,794
AZZ, Inc. (Electrical Equipment)	618	29,349
B&G Foods, Inc. - Class A (Food Products)(a)	1,423	36,998
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	515	28,572
Balchem Corp. (Chemicals)	592	60,094
Barnes Group, Inc. (Machinery)	678	37,710
BioTelemetry, Inc.* (Health Care Providers & Services)	1,121	60,982
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	703	35,087
Blucora, Inc.* (Capital Markets)	1,608	56,281
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	324	7,799
Boot Barn Holdings, Inc.* (Specialty Retail)	661	19,030
Bottomline Technologies, Inc.* (Software)	1,249	63,162
Brady Corp. - Class A (Commercial Services & Supplies)	1,114	54,352
Brookline Bancorp, Inc. (Banks)	1,410	21,221
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	2,367	88,785
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	966	121,957
CalAmp Corp.* (Communications Equipment)	697	10,183
Calavo Growers, Inc. (Food Products)	349	33,438
California Water Service Group (Water Utilities)	914	46,056
Callaway Golf Co. (Leisure Products)	2,044	35,893
Cal-Maine Foods, Inc. (Food Products)	434	17,842
Cambrex Corp.* (Life Sciences Tools & Services)	796	34,244
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	1,161	41,262
Cardtronics PLC* - Class A (IT Services)	1,250	44,700
Care.com, Inc.* (Interactive Media & Services)	870	14,573
Career Education Corp.* (Diversified Consumer Services)	2,327	42,235
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	3,156	76,533
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,842	36,434
Cavco Industries, Inc.* (Household Durables)	285	35,559
Central Pacific Financial Corp. (Banks)	500	15,005
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	321	8,086
Chart Industries, Inc.* (Machinery)	485	42,811
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	446	14,575

	Shares	Value
Common Stocks, continued
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	367	$7,300
City Holding Co. (Banks)	554	43,977
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	932	51,474
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	611	9,061
Comfort Systems USA, Inc. (Construction & Engineering)	676	36,572
Community Bank System, Inc. (Banks)	1,712	113,780
Community Health Systems, Inc.* (Health Care Providers & Services)	1,667	5,734
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	593	21,633
Computer Programs & Systems, Inc. (Health Care Technology)	192	5,835
CONMED Corp. (Health Care Equipment & Supplies)	864	69,146
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	384	13,018
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,306	6,739
Control4 Corp.* (Electronic Equipment, Instruments & Components)	478	8,322
Corcept Therapeutics, Inc.* (Pharmaceuticals)	3,482	43,107
CorVel Corp.* (Health Care Providers & Services)	305	21,899
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	791	20,772
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	2,226	61,994
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,136	34,830
CSG Systems International, Inc. (IT Services)	473	21,119
CTS Corp. (Electronic Equipment, Instruments & Components)	1,092	32,705
Cubic Corp. (Aerospace & Defense)	507	28,787
Cutera, Inc.* (Health Care Equipment & Supplies)	218	3,867
CVB Financial Corp. (Banks)	1,602	34,763
Cytokinetics, Inc.* (Biotechnology)	985	8,688
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	1,221	69,402
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	15,356	34,244
Designer Brands, Inc. (Specialty Retail)	1,252	27,857
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	4,232	45,960
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	1,175	11,856
DineEquity, Inc. (Hotels, Restaurants & Leisure)	585	51,866
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	654	23,819
DMC Global, Inc. (Machinery)	472	32,710
Dorman Products, Inc.* (Auto Components)	968	84,865
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	322	4,601
DXP Enterprises, Inc.* (Trading Companies & Distributors)	533	22,860
Eagle Pharmaceuticals, Inc.* (Biotechnology)	344	17,685
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	2,031	36,558
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	1,217	139,139
Ebix, Inc. (Software)	411	20,747
eHealth, Inc.* (Insurance)	612	37,173
El Paso Electric Co. (Electric Utilities)	720	43,999
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	743	9,496
Emergent BioSolutions, Inc.* (Biotechnology)	917	47,391
Enanta Pharmaceuticals, Inc.* (Biotechnology)	525	45,775
Endo International PLC* (Pharmaceuticals)	6,661	49,958
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	232	21,875
Era Group, Inc.* (Energy Equipment & Services)	321	3,094
ESCO Technologies, Inc. (Machinery)	864	64,799
EVERTEC, Inc. (IT Services)	1,282	40,139
ExlService Holdings, Inc.* (IT Services)	481	28,571
Exponent, Inc. (Professional Services)	1,718	97,273
Extreme Networks, Inc.* (Communications Equipment)	1,947	15,576
Fabrinet* (Electronic Equipment, Instruments & Components)	750	45,391
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	299	16,819
Federal Signal Corp. (Machinery)	1,123	32,309
Ferro Corp.* (Chemicals)	972	17,370
Fidelity Southern Corp. (Banks)	310	9,024
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	381	4,823
First BanCorp. (Banks)	3,695	41,754
First Midwest Bancorp, Inc. (Banks)	1,960	42,081
FirstCash, Inc. (Consumer Finance)	1,453	141,929
Forrester Research, Inc. (Professional Services)	341	17,343
Forward Air Corp. (Air Freight & Logistics)	614	38,878
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,280	64,843
Fox Factory Holding Corp.* (Auto Components)	1,267	98,319
Franklin Electric Co., Inc. (Machinery)	1,281	62,590
FTI Consulting, Inc.* (Professional Services)	606	51,498
FutureFuel Corp. (Chemicals)	439	6,449
Gentherm, Inc.* (Auto Components)	775	32,829
Getty Realty Corp. (Equity Real Estate Investment Trusts)	656	21,274
Gibraltar Industries, Inc.* (Building Products)	664	26,341
Glacier Bancorp, Inc. (Banks)	2,819	120,061

	Shares	Value
Common Stocks, continued
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,174	$22,388
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	836	16,076
Great Western Bancorp, Inc. (Banks)	874	30,739
Greenhill & Co., Inc. (Capital Markets)	358	7,414
GUESS?, Inc. (Specialty Retail)	1,892	38,540
Harmonic, Inc.* (Communications Equipment)	2,958	16,742
Harsco Corp.* (Machinery)	2,653	60,064
Hawaiian Holdings, Inc. (Airlines)	727	20,509
Hawkins, Inc. (Chemicals)	321	11,848
HCI Group, Inc. (Insurance)	226	9,632
HealthStream, Inc.* (Health Care Technology)	486	12,723
Heartland Express, Inc. (Road & Rail)	951	18,716
Heidrick & Struggles International, Inc. (Professional Services)	336	12,022
Heritage Financial Corp. (Banks)	620	18,767
Heska Corp.* (Health Care Equipment & Supplies)	228	17,706
HFF, Inc. - Class A (Real Estate Management & Development)	550	26,175
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	3,686	10,100
Hillenbrand, Inc. (Machinery)	876	37,686
HMS Holdings Corp.* (Health Care Technology)	2,844	86,543
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	450	12,663
Hub Group, Inc.* - Class A (Air Freight & Logistics)	501	20,827
Independent Bank Corp. (Banks)	1,145	91,863
Innospec, Inc. (Chemicals)	815	69,128
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)(a)	326	27,756
Innoviva, Inc.* (Pharmaceuticals)	2,260	31,708
Insteel Industries, Inc. (Building Products)	335	7,015
Integer Holdings Corp.* (Health Care Equipment & Supplies)	998	68,952
Inter Parfums, Inc. (Personal Products)	577	41,827
Iridium Communications, Inc.* (Diversified Telecommunication Services)	3,257	89,438
iRobot Corp.* (Household Durables)(a)	927	95,982
J & J Snack Foods Corp. (Food Products)	306	48,096
John B. Sanfilippo & Son, Inc. (Food Products)	132	9,519
John Bean Technologies Corp. (Machinery)	547	60,055
Kaiser Aluminum Corp. (Metals & Mining)	537	52,840
Kaman Corp. - Class A (Trading Companies & Distributors)	418	25,878
KEMET Corp. (Electronic Equipment, Instruments & Components)	1,927	34,435
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	746	20,925
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,565	29,547
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,320	1,650
Korn/Ferry International (Professional Services)	1,134	53,321
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	849	20,512
LegacyTexas Financial Group, Inc. (Banks)	1,506	60,360
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	317	9,155
LHC Group, Inc.* (Health Care Providers & Services)	623	69,222
Lindsay Corp. (Machinery)	162	13,770
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	889	6,036
LivePerson, Inc.* (Software)	1,256	36,838
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	901	40,599
Luminex Corp. (Life Sciences Tools & Services)	1,386	31,615
Marcus & Millichap, Inc.* (Real Estate Management & Development)	715	30,816
Materion Corp. (Metals & Mining)	439	25,475
Matson, Inc. (Marine)	1,428	56,563
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,288	34,660
Medifast, Inc. (Personal Products)	396	58,090
Medpace Holdings* (Life Sciences Tools & Services)	869	48,812
Mercury Systems, Inc.* (Aerospace & Defense)	970	70,829
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,417	16,310
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,831	102,866
MGP Ingredients, Inc. (Beverages)	267	23,461
MicroStrategy, Inc.* - Class A (Software)	146	21,856
Mobile Mini, Inc. (Commercial Services & Supplies)	1,490	53,670
Momenta Pharmaceuticals, Inc.* (Biotechnology)	2,168	30,330
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	213	9,093
Monotype Imaging Holdings, Inc. (Software)	918	15,826
Monro Muffler Brake, Inc. (Specialty Retail)	1,104	92,549
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	374	13,333
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	263	14,460
Myriad Genetics, Inc.* (Biotechnology)	1,295	40,767
Nabors Industries, Ltd. (Energy Equipment & Services)	5,336	18,676
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	816	24,309
National Bank Holdings Corp. (Banks)	510	19,502
National Presto Industries, Inc. (Aerospace & Defense)	168	17,892
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,891	55,331
Natus Medical, Inc.* (Health Care Equipment & Supplies)	653	17,474

	Shares	Value
Common Stocks, continued
Navigant Consulting, Inc. (Professional Services)	689	$15,730
Neogen Corp.* (Health Care Equipment & Supplies)	1,737	105,367
NeoGenomics, Inc.* (Life Sciences Tools & Services)	3,154	65,697
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,847	17,936
NextGen Healthcare, Inc.* (Health Care Technology)	1,596	29,989
NIC, Inc. (IT Services)	1,022	17,640
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,041	29,231
Noble Corp. PLC* (Energy Equipment & Services)	3,567	9,381
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	1,296	23,108
Northwest Natural Holding Co. (Gas Utilities)	636	42,542
Office Properties Income Trust (Equity Real Estate Investment Trusts)	866	23,503
OFG Bancorp (Banks)	669	13,500
Old National Bancorp (Banks)	5,024	85,810
Omnicell, Inc.* (Health Care Technology)	1,361	109,370
OneSpan, Inc.* (Software)	701	12,997
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	925	8,751
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	413	22,628
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	241	21,721
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	379	31,480
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	334	5,494
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	448	20,115
Perficient, Inc.* (IT Services)	1,106	32,561
PGT, Inc.* (Building Products)	1,046	15,334
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	318	11,038
Pioneer Energy Services Corp.* (Energy Equipment & Services)	2,617	4,554
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	598	47,254
Preferred Bank (Banks)	209	10,281
Progenics Pharmaceuticals, Inc.* (Biotechnology)	2,820	14,495
Progress Software Corp. (Software)	1,024	46,705
ProPetro Holding Corp.* (Energy Equipment & Services)	2,474	54,750
Proto Labs, Inc.* (Machinery)	900	98,810
Quaker Chemical Corp. (Chemicals)	445	99,600
Qualys, Inc.* (Software)	689	62,189
QuinStreet, Inc.* (Interactive Media & Services)	1,296	18,493
Raven Industries, Inc. (Industrial Conglomerates)	1,199	46,653
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,222	52,712
Regenxbio, Inc.* (Biotechnology)	1,020	51,407
Regis Corp.* (Diversified Consumer Services)	1,006	18,832
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	1,244	30,005
Repligen Corp.* (Biotechnology)	1,304	87,863
Restoration Hardware, Inc.* (Specialty Retail)	305	32,547
RLI Corp. (Insurance)	1,306	106,218
Rogers Corp.* (Electronic Equipment, Instruments & Components)	412	69,019
RPT Realty (Equity Real Estate Investment Trusts)	1,684	20,427
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	474	11,466
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	941	24,447
S&T Bancorp, Inc. (Banks)	635	25,451
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	239	12,751
Seacoast Banking Corp. of Florida* (Banks)	1,712	48,552
Selective Insurance Group, Inc. (Insurance)	1,278	91,134
ServisFirst Bancshares, Inc. (Banks)	660	22,400
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	867	53,147
Shoe Carnival, Inc. (Specialty Retail)	335	11,946
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	704	30,856
Shutterstock, Inc. (Internet & Direct Marketing Retail)	316	12,782
Simpson Manufacturing Co., Inc. (Building Products)	660	42,029
Sleep Number Corp.* (Specialty Retail)	1,018	35,426
Smart Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	298	6,479
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)(a)	978	43,325
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,518	32,964
Sps Commerce, Inc.* (Software)	592	61,414
SPX Corp.* (Machinery)	1,451	52,962
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	549	47,105
Standard Motor Products, Inc. (Auto Components)	337	16,840
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,225	44,529
Strategic Education, Inc. (Diversified Consumer Services)	725	103,929
Sturm, Ruger & Co., Inc. (Leisure Products)	373	20,884
SunCoke Energy, Inc.* (Metals & Mining)	2,160	18,598
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,745	64,094
SurModics, Inc.* (Health Care Equipment & Supplies)	450	19,548

	Shares	Value
Common Stocks, continued
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	585	$31,157
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	569	28,313
Tailored Brands, Inc. (Specialty Retail)	1,671	13,619
TechTarget, Inc.* (Media)	476	7,944
Tennant Co. (Machinery)	290	19,250
Tetra Tech, Inc. (Commercial Services & Supplies)	902	58,377
The Children’s Place, Inc. (Specialty Retail)	540	60,923
The E.W. Scripps Co. - Class A (Media)	1,880	42,846
The Ensign Group, Inc. (Health Care Providers & Services)	1,652	85,112
The Marcus Corp. (Entertainment)	718	27,011
The Medicines Co.* (Pharmaceuticals)	1,644	52,526
The Navigators Group, Inc. (Insurance)	776	54,273
Tivity Health, Inc.* (Health Care Providers & Services)	1,576	34,073
Tompkins Financial Corp. (Banks)	194	15,650
Travelport Worldwide, Ltd. (IT Services)	2,057	32,254
Triumph Bancorp, Inc.* (Banks)	819	25,397
Triumph Group, Inc. (Aerospace & Defense)	699	16,587
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,646	13,168
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	423	49,275
UniFirst Corp. (Commercial Services & Supplies)	515	81,438
Unisys Corp.* (IT Services)	1,702	19,079
Unit Corp.* (Energy Equipment & Services)	798	10,821
United Fire Group, Inc. (Insurance)	712	31,050
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	266	21,551
Universal Insurance Holdings, Inc. (Insurance)	1,071	31,905
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	998	21,886
US Ecology, Inc. (Commercial Services & Supplies)	736	44,903
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,756	28,605
Varex Imaging Corp.* (Health Care Equipment & Supplies)	763	25,057
Veritex Holdings, Inc. (Banks)	994	26,351
Viavi Solutions, Inc.* (Communications Equipment)	7,604	101,134
Vicor Corp.* (Electrical Equipment)	541	20,293
Virtus Investment Partners, Inc. (Capital Markets)	124	15,204
Virtusa Corp.* (IT Services)	918	50,996
Vonage Holdings Corp.* (Diversified Telecommunication Services)	3,459	33,621
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,273	23,843
WageWorks, Inc.* (Professional Services)	806	39,325
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	6,206	27,617
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,200	33,888
Watts Water Technologies, Inc. - Class A (Machinery)	442	37,831
WD-40 Co. (Household Products)	461	77,563
Westamerica Bancorp (Banks)	897	57,605
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	2,367	64,832
Wingstop, Inc. (Hotels, Restaurants & Leisure)	978	73,613
WisdomTree Investments, Inc. (Capital Markets)	2,517	18,122
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,892	69,644
World Acceptance Corp.* (Consumer Finance)	120	15,599
TOTAL COMMON STOCKS (Cost $8,309,857)		12,548,193

Collateral for Securities Loaned (1.5%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(b)	144,299	$144,299
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(b)	37,421	37,421
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $181,720)		181,720

TOTAL INVESTMENT SECURITIES (Cost $8,491,577) - 102.0%		12,729,913
Net other assets (liabilities) - (2.0)%		(251,332)

NET ASSETS - 100.0%		$12,478,581

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $178,436.
(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

Small-Cap Growth ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$406,422	3.3%
Air Freight & Logistics	59,705	0.5%
Airlines	83,520	0.7%
Auto Components	232,853	1.9%
Banks	993,894	7.9%
Beverages	23,461	0.2%
Biotechnology	412,313	3.3%
Building Products	134,854	1.1%
Capital Markets	120,864	1.0%
Chemicals	264,489	2.1%
Commercial Services & Supplies	292,740	2.3%
Communications Equipment	143,635	1.2%
Construction & Engineering	36,572	0.3%
Consumer Finance	157,528	1.3%
Diversified Consumer Services	182,532	1.5%
Diversified Telecommunication Services	203,433	1.6%
Electric Utilities	43,999	0.4%
Electrical Equipment	49,642	0.4%
Electronic Equipment, Instruments & Components	332,489	2.7%
Energy Equipment & Services	166,169	1.3%
Entertainment	27,011	0.2%
Equity Real Estate Investment Trusts	922,322	7.3%
Food & Staples Retailing	14,575	0.1%
Food Products	145,893	1.2%
Gas Utilities	42,542	0.3%
Health Care Equipment & Supplies	637,192	5.1%
Health Care Providers & Services	430,481	3.4%
Health Care Technology	275,617	2.2%
Hotels, Restaurants & Leisure	338,274	2.7%
Household Durables	131,541	1.1%
Household Products	77,563	0.6%
Industrial Conglomerates	46,653	0.4%
Insurance	428,642	3.4%
Interactive Media & Services	33,066	0.3%
Internet & Direct Marketing Retail	96,779	0.8%
IT Services	287,059	2.3%
Leisure Products	56,777	0.5%
Life Sciences Tools & Services	180,368	1.4%
Machinery	752,001	5.9%
Marine	56,563	0.5%
Media	50,790	0.4%
Metals & Mining	112,232	0.9%
Mortgage Real Estate Investment Trusts	107,636	0.9%
Multi-Utilities	44,434	0.4%
Oil, Gas & Consumable Fuels	216,547	1.7%
Personal Products	146,837	1.2%
Pharmaceuticals	300,376	2.4%
Professional Services	286,512	2.3%
Real Estate Management & Development	56,991	0.5%
Road & Rail	18,716	0.1%
Semiconductors & Semiconductor Equipment	467,213	3.7%
Software	479,207	3.8%
Specialty Retail	363,867	2.9%
Technology Hardware, Storage & Peripherals	73,198	0.6%
Textiles, Apparel & Luxury Goods	220,980	1.8%
Thrifts & Mortgage Finance	83,856	0.7%
Trading Companies & Distributors	91,356	0.7%
Water Utilities	105,412	0.8%
Other **	(69,612)	(0.5)%
Total	$12,478,581	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Small-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (99.9%)
AAON, Inc. (Building Products)	322	$16,168
AAR Corp. (Aerospace & Defense)	384	12,968
Abercrombie & Fitch Co. - Class A (Specialty Retail)	1,492	44,595
ABM Industries, Inc. (Commercial Services & Supplies)	1,500	56,956
Acadia Realty Trust (Equity Real Estate Investment Trusts)	794	22,423
Acorda Therapeutics, Inc.* (Biotechnology)	484	5,058
Actuant Corp. - Class A (Machinery)	664	16,985
ADTRAN, Inc. (Communications Equipment)	1,082	18,545
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	503	29,053
AdvanSix, Inc.* (Chemicals)	657	19,861
Aegion Corp.* (Construction & Engineering)	720	14,335
AK Steel Holding Corp.* (Metals & Mining)	2,866	6,936
Akorn, Inc.* (Pharmaceuticals)	1,279	3,453
Alamo Group, Inc. (Machinery)	218	22,594
Alarm.com Holdings, Inc.* (Software)	319	22,611
AMAG Pharmaceuticals, Inc.* (Biotechnology)	787	8,783
Ambac Financial Group, Inc.* (Insurance)	1,027	19,205
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	377	17,414
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	2,531	37,332
American Equity Investment Life Holding Co. (Insurance)	1,087	31,969
American States Water Co. (Water Utilities)	266	18,931
American Vanguard Corp. (Chemicals)	605	9,523
American Woodmark Corp.* (Building Products)	341	30,666
Ameris Bancorp (Banks)	904	32,960
AMERISAFE, Inc. (Insurance)	144	8,528
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	322	10,255
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	652	40,991
Apogee Enterprises, Inc. (Building Products)	615	24,785
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	2,556	47,899
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	395	23,676
Applied Optoelectronics, Inc.* (Communications Equipment)(a)	428	5,359
ArcBest Corp. (Road & Rail)	580	17,725
Arcosa, Inc. (Construction & Engineering)	1,102	34,306
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	975	3,871
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	585	11,162
Asbury Automotive Group, Inc.* (Specialty Retail)	234	18,762
Assertio Therapeutics, Inc.* (Pharmaceuticals)	1,448	6,038
Astec Industries, Inc. (Machinery)	516	17,394
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	583	28,153
Avista Corp. (Multi-Utilities)	789	34,037
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	391	8,324
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	623	20,385
AZZ, Inc. (Electrical Equipment)	171	8,121
B&G Foods, Inc. - Class A (Food Products)(a)	520	13,520
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	310	17,199
Balchem Corp. (Chemicals)	329	33,397
Banc of California, Inc. (Banks)	966	14,017
Banner Corp. (Banks)	708	37,538
Barnes & Noble Education, Inc.* (Specialty Retail)	829	3,565
Barnes & Noble, Inc. (Specialty Retail)	1,292	6,499
Barnes Group, Inc. (Machinery)	610	33,928
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	228	5,404
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	921	24,895
Berkshire Hills Bancorp, Inc. (Banks)	918	27,531
Big Lots, Inc. (Multiline Retail)	907	33,704
Boise Cascade Co. (Paper & Forest Products)	877	24,284
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	204	4,910
Boot Barn Holdings, Inc.* (Specialty Retail)	192	5,528
Boston Private Financial Holdings, Inc. (Banks)	1,898	21,732
Brady Corp. - Class A (Commercial Services & Supplies)	356	17,369
Briggs & Stratton Corp. (Machinery)	954	11,639
Brookline Bancorp, Inc. (Banks)	849	12,777
C&J Energy Services, Inc.* (Energy Equipment & Services)	1,392	19,558
CalAmp Corp.* (Communications Equipment)	303	4,427
Calavo Growers, Inc. (Food Products)	117	11,210
Caleres, Inc. (Specialty Retail)	972	25,496
California Water Service Group (Water Utilities)	468	23,583
Callaway Golf Co. (Leisure Products)	624	10,957
Cal-Maine Foods, Inc. (Food Products)	391	16,074
Cambrex Corp.* (Life Sciences Tools & Services)	220	9,464
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,938	16,647
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)(a)	3,929	3,968
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,951	5,990
Central Garden & Pet Co.* (Household Products)	234	6,313
Central Garden & Pet Co.* - Class A (Household Products)	930	22,767
Central Pacific Financial Corp. (Banks)	313	9,393

	Shares	Value
Common Stocks, continued
Century Aluminum Co.* (Metals & Mining)	1,118	$9,401
Century Communities, Inc.* (Household Durables)	621	15,792
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	278	7,003
Chart Industries, Inc.* (Machinery)	387	34,160
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	1,055	20,773
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	219	7,157
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	1,377	39,245
Chico’s FAS, Inc. (Specialty Retail)	2,638	9,233
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	135	2,685
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,141	10,155
CIRCOR International, Inc.* (Machinery)	450	15,174
Clearwater Paper Corp.* (Paper & Forest Products)	373	7,523
Coca-Cola Bottling Co. (Beverages)	106	34,453
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	312	17,232
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	507	7,519
Columbia Banking System, Inc. (Banks)	1,660	62,317
Comfort Systems USA, Inc. (Construction & Engineering)	376	20,342
Community Health Systems, Inc.* (Health Care Providers & Services)	1,500	5,160
Computer Programs & Systems, Inc. (Health Care Technology)	141	4,285
Comtech Telecommunications Corp. (Communications Equipment)	541	12,730
Conn’s, Inc.* (Specialty Retail)	554	14,332
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	360	12,204
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	725	3,741
Control4 Corp.* (Electronic Equipment, Instruments & Components)	277	4,823
Cooper Tire & Rubber Co. (Auto Components)	1,135	33,891
Cooper-Standard Holding, Inc.* (Auto Components)	368	18,647
Core-Mark Holding Co., Inc. (Distributors)	1,040	37,804
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	389	10,215
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	819	5,774
CSG Systems International, Inc. (IT Services)	426	19,021
Cubic Corp. (Aerospace & Defense)	305	17,318
Customers Bancorp, Inc.* (Banks)	648	14,677
Cutera, Inc.* (Health Care Equipment & Supplies)	167	2,963
CVB Financial Corp. (Banks)	1,227	26,626
Cytokinetics, Inc.* (Biotechnology)	570	5,027
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	897	6,799
Darling Ingredients, Inc.* (Food Products)	3,731	81,372
Dean Foods Co. (Food Products)	2,071	3,521
Designer Brands, Inc. (Specialty Retail)	696	15,486
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,464	14,215
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,688	18,332
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	937	9,454
Digi International, Inc.* (Communications Equipment)	627	8,069
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	695	14,004
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	482	17,554
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	1,281	7,148
Donnelley Financial Solutions, Inc.* (Capital Markets)	773	11,835
Dril-Quip, Inc.* (Energy Equipment & Services)	824	35,894
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	218	3,115
Eagle Bancorp, Inc.* (Banks)	718	39,677
Ebix, Inc. (Software)	219	11,055
Echo Global Logistics, Inc.* (Air Freight & Logistics)	630	14,452
El Paso Electric Co. (Electric Utilities)	434	26,522
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	966	35,926
Emergent BioSolutions, Inc.* (Biotechnology)	398	20,569
Employers Holdings, Inc. (Insurance)	744	31,932
Encore Capital Group, Inc.* (Consumer Finance)	581	16,419
Encore Wire Corp. (Electrical Equipment)	473	28,044
Enova International, Inc.* (Consumer Finance)	759	20,819
EnPro Industries, Inc. (Machinery)	471	35,005
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	151	14,238
Era Group, Inc.* (Energy Equipment & Services)	245	2,362
Ethan Allen Interiors, Inc. (Household Durables)	560	12,376
EVERTEC, Inc. (IT Services)	490	15,342
ExlService Holdings, Inc.* (IT Services)	451	26,789
Express, Inc.* (Specialty Retail)	1,552	5,711
Exterran Corp.* (Energy Equipment & Services)	713	10,139
Extreme Networks, Inc.* (Communications Equipment)	1,322	10,576
EZCORP, Inc.* - Class A (Consumer Finance)	1,189	12,924
Fabrinet* (Electronic Equipment, Instruments & Components)	326	19,730
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	188	10,575

	Shares	Value
Common Stocks, continued
Federal Signal Corp. (Machinery)	600	$17,262
Ferro Corp.* (Chemicals)	1,227	21,926
Fidelity Southern Corp. (Banks)	290	8,442
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	269	3,406
Finisar Corp.* (Communications Equipment)	2,671	64,398
First BanCorp. (Banks)	2,411	27,244
First Commonwealth Financial Corp. (Banks)	2,235	30,418
First Financial Bancorp (Banks)	2,230	55,974
First Midwest Bancorp, Inc. (Banks)	1,090	23,402
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	652	23,309
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,687	31,969
Forward Air Corp. (Air Freight & Logistics)	235	14,880
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,034	13,514
Franklin Financial Network, Inc. (Banks)	277	7,659
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	2,429	19,092
Frontier Communications Corp.* (Diversified Telecommunication Services)(a)	2,385	6,797
FTI Consulting, Inc.* (Professional Services)	446	37,900
FutureFuel Corp. (Chemicals)	286	4,201
GameStop Corp. - Class A (Specialty Retail)	2,310	19,982
Gannett Co., Inc. (Media)	2,593	24,193
Garrett Motion, Inc.* (Auto Components)	1,677	31,528
Genesco, Inc.* (Specialty Retail)	416	18,641
Gentherm, Inc.* (Auto Components)	236	9,997
Geospace Technologies Corp.* (Energy Equipment & Services)	309	4,156
Getty Realty Corp. (Equity Real Estate Investment Trusts)	323	10,475
Gibraltar Industries, Inc.* (Building Products)	276	10,949
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	951	41,036
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,102	21,015
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	591	11,365
Great Western Bancorp, Inc. (Banks)	697	24,513
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	874	15,181
Greenhill & Co., Inc. (Capital Markets)	156	3,231
Griffon Corp. (Building Products)	784	15,382
Group 1 Automotive, Inc. (Specialty Retail)	395	30,931
Gulf Island Fabrication, Inc.* (Energy Equipment & Services)	314	2,700
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	3,360	22,008
H.B. Fuller Co. (Chemicals)	1,152	56,413
Hanmi Financial Corp. (Banks)	701	16,628
Haverty Furniture Cos., Inc. (Specialty Retail)	430	10,243
Hawaiian Holdings, Inc. (Airlines)	604	17,039
Haynes International, Inc. (Metals & Mining)	283	9,144
HealthStream, Inc.* (Health Care Technology)	249	6,519
Heartland Express, Inc. (Road & Rail)	430	8,462
Heidrick & Struggles International, Inc. (Professional Services)	202	7,228
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	3,168	24,774
Heritage Financial Corp. (Banks)	331	10,019
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	817	15,172
HFF, Inc. - Class A (Real Estate Management & Development)	516	24,556
Hibbett Sports, Inc.* (Specialty Retail)	415	8,591
Hillenbrand, Inc. (Machinery)	821	35,320
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	306	8,611
Hope Bancorp, Inc. (Banks)	2,726	38,328
Horace Mann Educators Corp. (Insurance)	929	35,841
Hub Group, Inc.* - Class A (Air Freight & Logistics)	433	18,000
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	504	12,691
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,350	53,783
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,022	21,413
Innophos Holdings, Inc. (Chemicals)	444	14,292
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	804	45,490
Installed Building Products, Inc.* (Household Durables)	474	22,766
Insteel Industries, Inc. (Building Products)	186	3,895
Interface, Inc. (Commercial Services & Supplies)	1,347	21,606
INTL FCStone, Inc.* (Capital Markets)	364	14,764
Invacare Corp. (Health Care Equipment & Supplies)	752	5,565
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	2,893	47,214
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	1,544	13,386
Itron, Inc.* (Electronic Equipment, Instruments & Components)	762	40,889
J & J Snack Foods Corp. (Food Products)	133	20,905
J.C. Penney Co., Inc.* (Multiline Retail)(a)	7,161	9,811
James River Group Holdings, Ltd. (Insurance)	681	28,752
John B. Sanfilippo & Son, Inc. (Food Products)	110	7,932
John Bean Technologies Corp. (Machinery)	343	37,659
Kaman Corp. - Class A (Trading Companies & Distributors)	347	21,483
Kelly Services, Inc. - Class A (Professional Services)	706	15,716
Kirkland’s, Inc.* (Specialty Retail)	336	1,976
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,899	29,985

	Shares	Value
Common Stocks, continued
Knowles Corp.* (Electronic Equipment, Instruments & Components)	981	$18,521
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	622	778
Koppers Holdings, Inc.* (Chemicals)	466	12,461
Korn/Ferry International (Professional Services)	514	24,167
Kraton Performance Polymers, Inc.* (Chemicals)	723	23,729
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,498	34,859
Lannett Co., Inc.* (Pharmaceuticals)(a)	774	5,952
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	297	7,176
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	3,444	10,401
La-Z-Boy, Inc. (Household Durables)	1,057	34,670
LCI Industries (Auto Components)	563	49,459
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	144	4,159
Lexington Realty Trust (Equity Real Estate Investment Trusts)	4,739	42,983
LGI Homes, Inc.* (Household Durables)	422	29,249
LHC Group, Inc.* (Health Care Providers & Services)	238	26,444
Lindsay Corp. (Machinery)	135	11,475
Lithia Motors, Inc. - Class A (Specialty Retail)	507	57,554
Livent Corp.* (Chemicals)	3,308	35,660
LivePerson, Inc.* (Software)	480	14,078
LSB Industries, Inc.* (Chemicals)	463	2,709
LSC Communications, Inc. (Commercial Services & Supplies)	754	5,270
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	288	12,977
Lumber Liquidators Holdings, Inc.* (Specialty Retail)(a)	649	8,580
Lydall, Inc.* (Machinery)	397	9,770
M.D.C. Holdings, Inc. (Household Durables)	1,112	33,983
M/I Homes, Inc.* (Household Durables)	624	17,578
Magellan Health, Inc.* (Health Care Providers & Services)	542	37,940
ManTech International Corp. - Class A (IT Services)	602	37,318
MarineMax, Inc.* (Specialty Retail)	517	8,939
Marten Transport, Ltd. (Road & Rail)	877	17,347
Materion Corp. (Metals & Mining)	161	9,343
Matrix Service Co.* (Energy Equipment & Services)	607	11,903
Matthews International Corp. - Class A (Commercial Services & Supplies)	722	28,923
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	559	15,043
Mercer International, Inc. (Paper & Forest Products)	975	13,806
Mercury Systems, Inc.* (Aerospace & Defense)	439	32,056
Meritage Homes Corp.* (Household Durables)	812	41,534
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	625	16,100
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	838	24,729
MGP Ingredients, Inc. (Beverages)	107	9,402
MicroStrategy, Inc.* - Class A (Software)	88	13,174
Momenta Pharmaceuticals, Inc.* (Biotechnology)	758	10,604
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	123	5,251
Monotype Imaging Holdings, Inc. (Software)	307	5,293
Moog, Inc. - Class A (Aerospace & Defense)	736	68,919
Motorcar Parts of America, Inc.* (Auto Components)	426	8,801
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	119	4,242
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	227	12,480
Mueller Industries, Inc. (Machinery)	1,283	37,426
Multi-Color Corp. (Commercial Services & Supplies)	317	15,818
Myers Industries, Inc. (Containers & Packaging)	801	14,330
MYR Group, Inc.* (Construction & Engineering)	375	13,556
Myriad Genetics, Inc.* (Biotechnology)	780	24,555
Nabors Industries, Ltd. (Energy Equipment & Services)	3,772	13,202
National Bank Holdings Corp. (Banks)	241	9,216
Natus Medical, Inc.* (Health Care Equipment & Supplies)	322	8,617
Nautilus, Inc.* (Leisure Products)	670	3,585
Navigant Consulting, Inc. (Professional Services)	450	10,274
NBT Bancorp, Inc. (Banks)	990	37,640
Neenah Paper, Inc. (Paper & Forest Products)	382	25,919
NETGEAR, Inc.* (Communications Equipment)	714	22,155
New Media Investment Group, Inc. (Media)	1,234	13,191
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,270	14,301
Newpark Resources, Inc.* (Energy Equipment & Services)	2,045	14,929
NIC, Inc. (IT Services)	815	14,067
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	797	22,380
Noble Corp. PLC* (Energy Equipment & Services)	3,211	8,445
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	1,071	16,065
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	249	4,440
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	2,350	40,961
Northwest Natural Holding Co. (Gas Utilities)	223	14,916
Office Depot, Inc. (Specialty Retail)	12,255	29,411

	Shares	Value
Common Stocks, continued
Office Properties Income Trust (Equity Real Estate Investment Trusts)	501	$13,597
OFG Bancorp (Banks)	534	10,776
Oil States International, Inc.* (Energy Equipment & Services)	1,371	26,488
Olympic Steel, Inc. (Metals & Mining)	207	3,358
OneSpan, Inc.* (Software)	235	4,357
Opus Bank (Banks)	489	10,694
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	768	7,265
Orion Marine Group, Inc.* (Construction & Engineering)	655	1,696
Oritani Financial Corp. (Thrifts & Mortgage Finance)	866	15,025
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	151	8,273
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	217	19,558
Owens & Minor, Inc. (Health Care Providers & Services)	1,409	4,805
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	126	10,466
P.H. Glatfelter Co. (Paper & Forest Products)	997	15,733
Pacific Premier Bancorp, Inc. (Banks)	1,020	29,651
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	679	13,268
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	210	3,455
Patrick Industries, Inc.* (Building Products)	514	25,633
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,498	65,147
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	629	8,164
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)(a)	1,349	8,121
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	1,540	32,340
PetMed Express, Inc. (Internet & Direct Marketing Retail)(a)	468	10,226
PGT, Inc.* (Building Products)	605	8,869
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	243	8,435
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,519	14,187
Piper Jaffray Cos. (Capital Markets)	331	26,679
Pitney Bowes, Inc. (Commercial Services & Supplies)	4,264	30,317
Plexus Corp.* (Electronic Equipment, Instruments & Components)	700	42,126
Powell Industries, Inc. (Electrical Equipment)	199	5,821
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	249	19,676
PRA Group, Inc.* (Consumer Finance)	1,026	28,852
Preferred Bank (Banks)	173	8,510
ProAssurance Corp. (Insurance)	1,215	45,598
Progress Software Corp. (Software)	327	14,914
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,387	36,783
Qualys, Inc.* (Software)	299	26,988
Quanex Building Products Corp. (Building Products)	754	12,607
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,595	7,369
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,471	28,318
Rayonier Advanced Materials, Inc. (Chemicals)	1,117	16,576
RE/MAX Holdings, Inc. (Real Estate Management & Development)	402	17,419
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	294	9,416
Rent-A-Center, Inc.* (Specialty Retail)	1,016	25,329
Resources Connection, Inc. (Professional Services)	676	10,857
Restoration Hardware, Inc.* (Specialty Retail)	215	22,943
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	2,583	45,331
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	129	10,902
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,346	6,972
Rogers Corp.* (Electronic Equipment, Instruments & Components)	138	23,118
RPT Realty (Equity Real Estate Investment Trusts)	672	8,151
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	378	9,144
S&T Bancorp, Inc. (Banks)	353	14,148
Safety Insurance Group, Inc. (Insurance)	329	30,571
Saia, Inc.* (Road & Rail)	585	37,668
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,550	52,576
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	99	5,282
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	582	21,912
Scholastic Corp. (Media)	631	25,165
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	700	24,899
SEACOR Holdings, Inc.* (Energy Equipment & Services)	391	17,415
Select Medical Holdings Corp.* (Health Care Providers & Services)	2,452	35,235
Selective Insurance Group, Inc. (Insurance)	468	33,373
Seneca Foods Corp.* - Class A (Food Products)	150	3,713
ServisFirst Bancshares, Inc. (Banks)	593	20,126
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	294	12,886
Shutterstock, Inc. (Internet & Direct Marketing Retail)	207	8,373
Simmons First National Corp. - Class A (Banks)	2,093	53,141
Simpson Manufacturing Co., Inc. (Building Products)	466	29,675
SkyWest, Inc. (Airlines)	1,170	72,060

	Shares	Value
Common Stocks, continued
Smart Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	83	$1,804
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)(a)	342	15,151
Sonic Automotive, Inc. - Class A (Specialty Retail)	539	10,904
South Jersey Industries, Inc. (Gas Utilities)	2,092	67,195
Southside Bancshares, Inc. (Banks)	718	25,223
SpartanNash Co. (Food & Staples Retailing)	815	13,179
Spok Holdings, Inc. (Wireless Telecommunication Services)	407	5,637
SPX FLOW, Inc.* (Machinery)	964	34,646
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,510	33,887
Standard Motor Products, Inc. (Auto Components)	229	11,443
Standex International Corp. (Machinery)	286	18,896
Stepan Co. (Chemicals)	459	42,476
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	939	34,133
Stewart Information Services Corp. (Insurance)	537	22,828
Sturm, Ruger & Co., Inc. (Leisure Products)	142	7,951
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	2,374	27,562
Superior Energy Services, Inc.* (Energy Equipment & Services)	3,531	12,676
Superior Industries International, Inc. (Auto Components)	520	2,574
Sykes Enterprises, Inc.* (IT Services)	902	25,031
Team, Inc.* (Commercial Services & Supplies)	681	11,509
TechTarget, Inc.* (Media)	174	2,904
Tennant Co. (Machinery)	213	14,139
Tetra Tech, Inc. (Commercial Services & Supplies)	638	41,291
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,847	6,776
The Andersons, Inc. (Food & Staples Retailing)	597	19,521
The Buckle, Inc. (Specialty Retail)(a)	645	11,920
The Cato Corp. - Class A (Specialty Retail)	517	7,838
The Greenbrier Cos., Inc. (Machinery)	733	26,043
The Medicines Co.* (Pharmaceuticals)	372	11,885
The Providence Service Corp.* (Health Care Providers & Services)	250	16,583
Third Point Reinsurance, Ltd.* (Insurance)	1,676	19,458
Tile Shop Holdings, Inc. (Specialty Retail)	886	4,306
TimkenSteel Corp.* (Metals & Mining)	890	9,025
Titan International, Inc. (Machinery)	1,139	7,893
TiVo Corp. (Software)	2,827	26,489
Tompkins Financial Corp. (Banks)	149	12,020
TopBuild Corp.* (Household Durables)	788	56,128
Travelport Worldwide, Ltd. (IT Services)	1,576	24,712
Tredegar Corp. (Chemicals)	579	10,434
Triumph Group, Inc. (Aerospace & Defense)	655	15,543
TrueBlue, Inc.* (Professional Services)	908	21,937
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,074	8,592
TTEC Holdings, Inc. (IT Services)	314	11,448
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,105	27,870
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,657	26,214
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	884	10,581
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	329	6,646
Unit Corp.* (Energy Equipment & Services)	690	9,356
United Community Banks, Inc. (Banks)	1,796	50,432
United Insurance Holdings Corp. (Insurance)	487	7,461
United Natural Foods, Inc.* (Food & Staples Retailing)	1,163	15,026
Universal Corp. (Tobacco)	565	30,431
Universal Electronics, Inc.* (Household Durables)	312	11,872
Universal Forest Products, Inc. (Building Products)	1,379	50,953
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	106	8,588
US Concrete, Inc.* (Construction Materials)	358	16,873
Varex Imaging Corp.* (Health Care Equipment & Supplies)	346	11,362
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,089	13,264
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	479	5,882
Veritex Holdings, Inc. (Banks)	348	9,225
Veritiv Corp.* (Trading Companies & Distributors)	288	8,032
Viad Corp. (Commercial Services & Supplies)	458	28,080
Virtus Investment Partners, Inc. (Capital Markets)	74	9,073
Vista Outdoor, Inc.* (Leisure Products)	1,305	11,262
Vitamin Shoppe, Inc.* (Specialty Retail)	354	2,223
Vonage Holdings Corp.* (Diversified Telecommunication Services)	2,649	25,748
Wabash National Corp. (Machinery)	1,250	18,850
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	865	16,201
WageWorks, Inc.* (Professional Services)	350	17,077
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	631	34,673
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	996	28,127
Watts Water Technologies, Inc. - Class A (Machinery)	325	27,817
Whitestone REIT (Equity Real Estate Investment Trusts)	901	11,560
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	453	12,408
William Lyon Homes* - Class A (Household Durables)	741	12,493
Winnebago Industries, Inc. (Automobiles)	660	23,344

	Shares	Value
Common Stocks, continued
WisdomTree Investments, Inc. (Capital Markets)	962	$6,926
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	788	29,006
World Acceptance Corp.* (Consumer Finance)	67	8,709
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,550	55,207
Xperi Corp. (Semiconductors & Semiconductor Equipment)	1,102	27,385
Zumiez, Inc.* (Specialty Retail)	428	11,398
TOTAL COMMON STOCKS (Cost $7,165,264)		8,598,631

Contingent Right (NM)
A. Schulman, Inc.*^+(b) (Chemicals)	2,323	1,215
TOTAL CONTINGENT RIGHT (Cost $4,646)		1,215

	Principal Amount	Value
Repurchase Agreements(c) (0.2%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $17,001	$17,000	$17,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,000)		17,000

	Shares	Value
Collateral for Securities Loaned (0.9%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(d)	61,510	$61,510
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(d)	15,951	15,951
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $77,461)		77,461

TOTAL INVESTMENT SECURITIES (Cost $7,264,371) - 101.0%		8,694,307
Net other assets (liabilities) - (1.0)%		(87,218)

NET ASSETS - 100.0%		$8,607,089

*                           Non-income producing security.

+                           This security was fair valued based on procedures approved by the Board of Trustees.  As of April 30, 2019, this security represented 0.014% of the net assets of the Fund.

^                            The Advisor has deemed this security to be illiquid.  As of April 30, 2019, this security represented 0.014% of the net assets of the Fund.

(a)                   All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $70,897.

(b)                   No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made my A. Schulman, Inc.

(c)                    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

NM                   Not meaningful, amount is less than 0.05%.

Small-Cap Value ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$146,804	1.7%
Air Freight & Logistics	75,485	0.9%
Airlines	89,099	1.0%
Auto Components	203,672	2.4%
Automobiles	23,344	0.3%
Banks	832,676	9.7%
Beverages	43,855	0.5%
Biotechnology	74,596	0.9%
Building Products	229,582	2.7%
Capital Markets	88,709	1.0%
Chemicals	304,873	3.5%
Commercial Services & Supplies	264,508	3.1%
Communications Equipment	146,259	1.7%
Construction & Engineering	84,235	1.0%
Construction Materials	16,873	0.2%
Consumer Finance	87,723	1.0%
Containers & Packaging	14,330	0.2%
Distributors	37,804	0.4%
Diversified Telecommunication Services	63,673	0.7%
Electric Utilities	26,522	0.3%
Electrical Equipment	41,986	0.5%
Electronic Equipment, Instruments & Components	535,032	6.2%
Energy Equipment & Services	261,201	3.0%
Equity Real Estate Investment Trusts	530,609	6.2%
Food & Staples Retailing	54,883	0.6%
Food Products	158,247	1.8%
Gas Utilities	82,112	1.0%
Health Care Equipment & Supplies	65,635	0.8%
Health Care Providers & Services	139,089	1.6%
Health Care Technology	10,804	0.1%
Hotels, Restaurants & Leisure	20,758	0.2%
Household Durables	288,441	3.4%
Household Products	29,080	0.3%
Insurance	315,516	3.7%
Internet & Direct Marketing Retail	31,485	0.4%
IT Services	173,728	2.0%
Leisure Products	33,755	0.4%
Life Sciences Tools & Services	9,464	0.1%
Machinery	484,074	5.6%
Media	65,452	0.8%
Metals & Mining	47,207	0.5%
Mortgage Real Estate Investment Trusts	180,928	2.1%
Multiline Retail	43,515	0.5%
Multi-Utilities	34,037	0.4%
Oil, Gas & Consumable Fuels	207,288	2.4%
Paper & Forest Products	112,164	1.3%
Pharmaceuticals	35,763	0.4%
Professional Services	145,156	1.7%
Real Estate Management & Development	41,975	0.5%
Road & Rail	81,202	0.9%
Semiconductors & Semiconductor Equipment	315,582	3.7%
Software	138,959	1.6%
Specialty Retail	440,916	5.1%
Technology Hardware, Storage & Peripherals	55,595	0.6%
Textiles, Apparel & Luxury Goods	144,925	1.7%
Thrifts & Mortgage Finance	256,888	3.0%
Tobacco	30,431	0.4%
Trading Companies & Distributors	53,191	0.6%
Water Utilities	42,514	0.5%
Wireless Telecommunication Services	5,637	0.1%
Other **	7,243	0.1%
Total	$8,607,089	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Technology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (72.3%)
2U, Inc.* (Software)	725	$43,863
ACI Worldwide, Inc.* (Software)	1,449	51,468
Adobe Systems, Inc.* (Software)	6,103	1,765,293
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	11,018	304,427
Akamai Technologies, Inc.* (IT Services)	2,040	163,322
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,129	21,013
Alphabet, Inc.* - Class A (Interactive Media & Services)	3,749	4,494,901
Alphabet, Inc.* - Class C (Interactive Media & Services)	3,843	4,567,329
Amdocs, Ltd. (IT Services)	1,739	95,784
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	4,609	535,750
Anaplan, Inc.* (Software)	202	7,953
ANSYS, Inc.* (Software)	1,049	205,394
Apple, Inc. (Technology Hardware, Storage & Peripherals)	56,034	11,244,344
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	11,873	523,243
Arista Networks, Inc.* (Communications Equipment)	654	204,238
Aspen Technology, Inc.* (Software)	873	106,427
Autodesk, Inc.* (Software)	2,738	487,939
Blackbaud, Inc. (Software)	608	48,208
Booz Allen Hamilton Holding Corp. (IT Services)	1,751	103,817
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,956	1,577,991
CACI International, Inc.* - Class A (IT Services)	310	60,431
Cadence Design Systems, Inc.* (Software)	3,511	243,593
Cargurus, Inc.* (Interactive Media & Services)	410	16,703
Cars.com, Inc.* (Interactive Media & Services)	771	16,045
CDK Global, Inc. (Software)	1,559	94,039
CDW Corp. (Electronic Equipment, Instruments & Components)	1,879	198,422
CenturyLink, Inc. (Diversified Telecommunication Services)	11,894	135,829
Ceridian HCM Holding, Inc.* (Software)	450	23,918
Cerner Corp.* (Health Care Technology)	4,055	269,455
Ciena Corp.* (Communications Equipment)	1,797	68,933
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	737	35,066
Cisco Systems, Inc. (Communications Equipment)	55,069	3,081,110
Citrix Systems, Inc. (Software)	1,565	158,002
Cognizant Technology Solutions Corp. (IT Services)	7,195	524,948
CommScope Holding Co., Inc.* (Communications Equipment)	2,400	59,472
CommVault Systems, Inc.* (Software)	482	25,353
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,293	85,454
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	4,546	78,100
Dell Technologies, Inc.* - Class C (Technology Hardware, Storage & Peripherals)	1,865	125,720
DocuSign, Inc.* (Software)	292	16,548
DXC Technology Co. (IT Services)	3,359	220,821
eBay, Inc. (Internet & Direct Marketing Retail)	10,758	416,872
EchoStar Corp.* (Communications Equipment)	590	23,512
Elastic NV* (Software)(a)	90	7,700
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,685	68,849
EPAM Systems, Inc.* (IT Services)	642	115,149
Etsy, Inc.* (Internet & Direct Marketing Retail)	1,501	101,378
F5 Networks, Inc.* (Communications Equipment)	745	116,891
Facebook, Inc.* - Class A (Interactive Media & Services)	29,842	5,771,442
Fair Isaac Corp.* (Software)	362	101,270
Finisar Corp.* (Communications Equipment)	1,471	35,466
FireEye, Inc.* (Software)	2,460	39,409
Fortinet, Inc.* (Software)	1,813	169,370
Garmin, Ltd. (Household Durables)	1,515	129,896
Gartner, Inc.* (IT Services)	1,127	179,159
GoDaddy, Inc.* - Class A (IT Services)	2,114	172,291
GrubHub, Inc.* (Internet & Direct Marketing Retail)	1,131	75,539
Guidewire Software, Inc.* (Software)	1,013	107,885
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	17,216	272,185
HP, Inc. (Technology Hardware, Storage & Peripherals)	19,175	382,541
Hubspot, Inc.* (Software)	480	88,555
IAC/InterActiveCorp* (Interactive Media & Services)	975	219,219
Intel Corp. (Semiconductors & Semiconductor Equipment)	56,254	2,871,205
InterDigital, Inc. (Communications Equipment)	408	26,679
International Business Machines Corp. (IT Services)	11,132	1,561,487
Intuit, Inc. (Software)	3,240	813,434
j2 Global, Inc. (Software)	582	50,995
Juniper Networks, Inc. (Communications Equipment)	4,351	120,827
KBR, Inc. (Construction & Engineering)	1,764	39,196
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	2,068	263,629
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,909	395,984
Leidos Holdings, Inc. (IT Services)	1,827	134,248
LogMeIn, Inc. (Software)	636	52,406

	Shares	Value
Common Stocks, continued
Lumentum Holdings, Inc.* (Communications Equipment)	953	$59,057
Manhattan Associates, Inc.* (Software)	815	54,972
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	7,396	185,048
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	3,417	205,020
Medidata Solutions, Inc.* (Health Care Technology)	777	70,194
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,962	295,874
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	14,024	589,849
Microsoft Corp. (Software)	95,984	12,535,510
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	679	61,796
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	492	76,609
Motorola Solutions, Inc. (Communications Equipment)	2,050	297,065
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,483	42,933
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	3,092	225,252
NetScout Systems, Inc.* (Communications Equipment)	869	25,549
New Relic, Inc.* (Software)	570	59,987
Nuance Communications, Inc.* (Software)	3,567	60,033
Nutanix, Inc.* (Software)	961	41,506
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	7,580	1,371,981
Okta, Inc.* (IT Services)	983	102,261
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	5,122	118,113
Oracle Corp. (Software)	31,876	1,763,699
Palo Alto Networks, Inc.* (Communications Equipment)	1,187	295,361
Paycom Software, Inc.* (Software)	604	122,328
Pegasystems, Inc. (Software)	462	34,655
Perspecta, Inc. (IT Services)	1,756	40,528
Plantronics, Inc. (Communications Equipment)	410	21,107
Proofpoint, Inc.* (Software)	693	86,916
PTC, Inc.* (Software)	1,335	120,777
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	2,154	49,240
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,537	116,213
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	15,141	1,304,094
RealPage, Inc.* (Software)	913	59,537
Red Hat, Inc.* (Software)	2,210	403,391
RingCentral, Inc.* - Class A (Software)	861	100,195
Salesforce.com, Inc.* (Software)	9,573	1,582,896
Science Applications International Corp. (IT Services)	636	47,668
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	3,206	154,914
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	821	44,227
ServiceNow, Inc.* (Software)	2,244	609,268
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	540	58,136
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	2,178	192,056
Snap, Inc.* (Interactive Media & Services)	9,275	103,324
SolarWinds Corp.* (Software)	297	5,806
Splunk, Inc.* (Software)	1,851	255,512
SS&C Technologies Holdings, Inc. (Software)	2,700	182,682
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	202	17,332
Symantec Corp. (Software)	7,988	193,389
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	426	16,047
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	520	56,098
Synopsys, Inc.* (Software)	1,869	226,299
Tableau Software, Inc.* - Class A (Software)	899	109,507
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	466	49,680
Teradata Corp.* (IT Services)	1,467	66,704
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,170	106,330
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	11,743	1,383,679
The Ultimate Software Group, Inc.* (Software)	396	130,937
Twilio, Inc.* (IT Services)	1,195	163,882
Twitter, Inc.* (Interactive Media & Services)	9,105	363,381
Tyler Technologies, Inc.* (Software)	480	111,317
Ubiquiti Networks, Inc. (Communications Equipment)	240	40,908
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	534	85,226
Veeva Systems, Inc.* - Class A (Health Care Technology)	1,565	218,897
Verint Systems, Inc.* (Software)	819	49,459
VeriSign, Inc.* (IT Services)	1,323	261,227
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,367	71,330
ViaSat, Inc.* (Communications Equipment)	713	64,755
Viavi Solutions, Inc.* (Communications Equipment)	2,847	37,865
VMware, Inc. - Class A (Software)	951	194,128
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	3,637	185,923
Workday, Inc.* - Class A (Software)	1,891	388,846
Xerox Corp. (Technology Hardware, Storage & Peripherals)	2,498	83,333

	Shares	Value
Common Stocks, continued
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	3,166	$380,363
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	2,520	78,851
Zendesk, Inc.* (Software)	1,349	118,415
Zillow Group, Inc.* - Class A (Interactive Media & Services)	615	20,424
Zillow Group, Inc.* - Class C (Interactive Media & Services)(a)	1,451	48,463
Zscaler, Inc.* (Software)	180	12,296
TOTAL COMMON STOCKS (Cost $60,549,105)		76,583,764

	Principal Amount	Value
Repurchase Agreements(b)(c) (15.6%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $16,558,166	$16,557,000	$16,557,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,557,000)		16,557,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(d)	18,692	$18,692
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(d)	4,847	4,847
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $23,539)		23,539

TOTAL INVESTMENT SECURITIES (Cost $77,129,644) - 87.9%		93,164,303
Net other assets (liabilities) - 12.1%		12,820,969

NET ASSETS - 100.0%		$105,985,272

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $22,682.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $8,074,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	5/23/19	2.93%	$39,987,267	$(149,772)
Dow Jones U.S. Technology Index	UBS AG	5/23/19	2.88%	44,574,565	(142,935)
				$84,561,832	$(292,707)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Communications Equipment	$4,578,795	4.3%
Construction & Engineering	39,196	NM
Diversified Telecommunication Services	214,680	0.2%
Electronic Equipment, Instruments & Components	304,200	0.3%
Health Care Technology	579,559	0.5%
Household Durables	129,896	0.1%
Interactive Media & Services	15,621,231	14.8%
Internet & Direct Marketing Retail	611,121	0.6%
IT Services	4,013,727	3.8%
Semiconductors & Semiconductor Equipment	13,401,689	12.7%
Software	24,323,285	23.0%
Technology Hardware, Storage & Peripherals	12,766,385	12.0%
Other **	29,401,508	27.7%
Total	$105,985,272	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (69.0%)
Acacia Communications, Inc.* (Communications Equipment)	912	$52,787
ADTRAN, Inc. (Communications Equipment)	2,161	37,040
Applied Optoelectronics, Inc.* (Communications Equipment)(a)	1,034	12,946
Arista Networks, Inc.* (Communications Equipment)	1,246	389,113
AT&T, Inc. (Diversified Telecommunication Services)	11,807	365,545
ATN International, Inc. (Diversified Telecommunication Services)	408	24,908
CalAmp Corp.* (Communications Equipment)	1,651	24,121
CenturyLink, Inc. (Diversified Telecommunication Services)	22,104	252,428
Ciena Corp.* (Communications Equipment)	3,861	148,108
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	2,339	20,817
Cisco Systems, Inc. (Communications Equipment)	34,052	1,905,209
CommScope Holding Co., Inc.* (Communications Equipment)	5,163	127,939
Comtech Telecommunications Corp. (Communications Equipment)	1,040	24,471
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	2,744	14,159
EchoStar Corp.* (Communications Equipment)	1,275	50,809
Extreme Networks, Inc.* (Communications Equipment)	4,760	38,080
F5 Networks, Inc.* (Communications Equipment)	1,592	249,785
Finisar Corp.* (Communications Equipment)	3,164	76,284
Frontier Communications Corp.* (Diversified Telecommunication Services)(a)	6,417	18,288
Garmin, Ltd. (Household Durables)	3,251	278,741
Globalstar, Inc.* (Diversified Telecommunication Services)	51,245	27,390
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,621	71,973
Juniper Networks, Inc. (Communications Equipment)	9,339	259,344
Lumentum Holdings, Inc.* (Communications Equipment)	2,043	126,605
Motorola Solutions, Inc. (Communications Equipment)	2,440	353,580
NETGEAR, Inc.* (Communications Equipment)	886	27,493
NetScout Systems, Inc.* (Communications Equipment)	1,878	55,213
ORBCOMM, Inc.* (Diversified Telecommunication Services)	3,232	23,400
Plantronics, Inc. (Communications Equipment)	1,032	53,127
Quantenna Communications, Inc.* (Communications Equipment)	743	18,092
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,234	51,001
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,202	16,648
Sprint Corp.* (Wireless Telecommunication Services)	15,333	85,558
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,517	80,242
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	4,842	353,418
U.S. Cellular Corp.* (Wireless Telecommunication Services)	559	26,888
Ubiquiti Networks, Inc. (Communications Equipment)	510	86,930
Verizon Communications, Inc. (Diversified Telecommunication Services)	31,596	1,806,975
ViaSat, Inc.* (Communications Equipment)	1,526	138,591
Viavi Solutions, Inc.* (Communications Equipment)	6,121	81,409
Vonage Holdings Corp.* (Diversified Telecommunication Services)	5,928	57,620
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	5,424	169,717
TOTAL COMMON STOCKS (Cost $7,706,882)		8,082,792

	Principal Amount	Value
Repurchase Agreements(b)(c) (31.8%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $3,726,262	$3,726,000	$3,726,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,726,000)		3,726,000

	Shares	Value
Collateral for Securities Loaned (0.2%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(d)	22,401	$22,401
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(d)	5,809	5,809
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $28,210)		28,210

TOTAL INVESTMENT SECURITIES (Cost $11,461,092) - 101.0%		11,837,002
Net other assets (liabilities) - (1.0)%		(119,205)

NET ASSETS - 100.0%		$11,717,797

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $26,950.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $1,944,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	5/23/19	2.93%	$3,598,202	$(56,459)
Dow Jones U.S. Select Telecommunications Index	UBS AG	5/23/19	2.78%	5,795,562	(89,953)
				$9,393,764	$(146,412)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Communications Equipment	$4,337,075	37.1%
Diversified Telecommunication Services	2,853,221	24.3%
Household Durables	278,741	2.4%
Wireless Telecommunication Services	613,755	5.2%
Other **	3,635,005	31.0%
Total	$11,717,797	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

U.S. Government Plus ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2019 (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (39.5%)
U.S. Treasury Bonds, 3.00%, 2/15/49	$10,620,000	$10,761,877
TOTAL U.S. TREASURY OBLIGATION (Cost $10,548,955)		10,761,877

Repurchase Agreements(a)(b) (69.6%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $18,980,336	18,979,000	18,979,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,979,000)		18,979,000

TOTAL INVESTMENT SECURITIES (Cost $29,527,955) - 109.1%		29,740,877
Net other assets (liabilities) - (9.1)%		(2,485,170)

NET ASSETS - 100.0%		$27,255,707

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $386,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.00% due on 2/15/49	Citibank North America	5/15/19	2.70%	$20,469,859	$87,014
30-Year U.S. Treasury Bond, 3.00% due on 2/15/49	Societe’ Generale	5/15/19	2.69%	2,634,734	14,930
				$23,104,593	$101,944

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBear ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (94.8%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $7,864,554	$7,864,000	$7,864,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,864,000)		7,864,000

TOTAL INVESTMENT SECURITIES (Cost $7,864,000) - 94.8%		7,864,000
Net other assets (liabilities) - 5.2%		431,882

NET ASSETS - 100.0%		$8,295,882

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $2,420,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	12	6/24/19	$(1,767,900)	$(101,874)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/28/19	(2.78)%	$(9,711,407)	$(8,164)
S&P 500	UBS AG	5/28/19	(2.58)%	(5,124,895)	(4,640)
				$(14,836,302)	$(12,804)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (52.5%)
3M Co. (Industrial Conglomerates)	1,769	$335,243
A.O. Smith Corp. (Building Products)	436	22,921
Abbott Laboratories (Health Care Equipment & Supplies)	5,394	429,147
AbbVie, Inc. (Biotechnology)	4,531	359,715
ABIOMED, Inc.* (Health Care Equipment & Supplies)	138	38,283
Accenture PLC - Class A (IT Services)	1,958	357,668
Activision Blizzard, Inc. (Entertainment)	2,346	113,101
Adobe Systems, Inc.* (Software)	1,498	433,297
Advance Auto Parts, Inc. (Specialty Retail)	220	36,590
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,706	74,767
Affiliated Managers Group, Inc. (Capital Markets)	160	17,747
Aflac, Inc. (Insurance)	2,305	116,126
Agilent Technologies, Inc. (Life Sciences Tools & Services)	976	76,616
Air Products & Chemicals, Inc. (Chemicals)	675	138,908
Akamai Technologies, Inc.* (IT Services)	501	40,110
Alaska Air Group, Inc. (Airlines)	378	23,398
Albemarle Corp. (Chemicals)	325	24,395
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	346	49,267
Alexion Pharmaceuticals, Inc.* (Biotechnology)	686	93,385
Align Technology, Inc.* (Health Care Equipment & Supplies)	224	72,728
Allegion PLC (Building Products)	290	28,777
Allergan PLC (Pharmaceuticals)	960	141,120
Alliance Data Systems Corp. (IT Services)	140	22,414
Alliant Energy Corp. (Electric Utilities)	725	34,242
Alphabet, Inc.* - Class A (Interactive Media & Services)	919	1,101,844
Alphabet, Inc.* - Class C (Interactive Media & Services)	944	1,121,925
Altria Group, Inc. (Tobacco)	5,757	312,778
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,267	2,440,900
Ameren Corp. (Multi-Utilities)	751	54,650
American Airlines Group, Inc. (Airlines)	1,228	41,973
American Electric Power Co., Inc. (Electric Utilities)	1,515	129,608
American Express Co. (Consumer Finance)	2,124	248,997
American International Group, Inc. (Insurance)	2,669	126,964
American Tower Corp. (Equity Real Estate Investment Trusts)	1,355	264,632
American Water Works Co., Inc. (Water Utilities)	555	60,045
Ameriprise Financial, Inc. (Capital Markets)(a)	416	61,056
AmerisourceBergen Corp. (Health Care Providers & Services)	480	35,885
AMETEK, Inc. (Electrical Equipment)	698	61,543
Amgen, Inc. (Biotechnology)	1,911	342,681
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	915	91,097
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,534	111,752
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,131	131,467
ANSYS, Inc.* (Software)	257	50,321
Anthem, Inc. (Health Care Providers & Services)	789	207,531
Aon PLC (Insurance)	737	132,763
Apache Corp. (Oil, Gas & Consumable Fuels)	1,153	37,945
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	476	23,495
Apple, Inc. (Technology Hardware, Storage & Peripherals)	13,760	2,761,219
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,916	128,508
Aptiv PLC (Auto Components)	799	68,475
Archer-Daniels-Midland Co. (Food Products)	1,720	76,712
Arconic, Inc. (Aerospace & Defense)	1,326	28,482
Arista Networks, Inc.* (Communications Equipment)	160	49,966
Arthur J. Gallagher & Co. (Insurance)	565	47,245
Assurant, Inc. (Insurance)	159	15,105
AT&T, Inc. (Diversified Telecommunication Services)	22,363	692,358
Atmos Energy Corp. (Gas Utilities)	359	36,740
Autodesk, Inc.* (Software)	673	119,935
Automatic Data Processing, Inc. (IT Services)	1,337	219,789
AutoZone, Inc.* (Specialty Retail)	77	79,180
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	425	85,395
Avery Dennison Corp. (Containers & Packaging)	258	28,548
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	1,577	37,880
Ball Corp. (Containers & Packaging)	1,027	61,559
Bank of America Corp. (Banks)	27,590	843,702
Baxter International, Inc. (Health Care Equipment & Supplies)	1,464	111,703
BB&T Corp. (Banks)	2,346	120,115
Becton, Dickinson & Co. (Health Care Equipment & Supplies)(a)	826	198,851
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	5,972	1,294,192
Best Buy Co., Inc. (Specialty Retail)	719	53,501
Biogen, Inc.* (Biotechnology)	604	138,461
BlackRock, Inc. - Class A (Capital Markets)	374	181,480
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	138	255,988
BorgWarner, Inc. (Auto Components)	638	26,649
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	475	65,370
Boston Scientific Corp.* (Health Care Equipment & Supplies)	4,256	157,983
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,015	232,846
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,217	387,493
Broadridge Financial Solutions, Inc. (IT Services)	355	41,936
Brown-Forman Corp. - Class B (Beverages)	511	27,231
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	420	34,020
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,300	33,657

	Shares	Value
Common Stocks, continued
Cadence Design Systems, Inc.* (Software)	861	$59,736
Campbell Soup Co. (Food Products)	592	22,904
Capital One Financial Corp. (Consumer Finance)	1,437	133,397
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	469	20,674
Cardinal Health, Inc. (Health Care Providers & Services)	915	44,570
CarMax, Inc.* (Specialty Retail)	522	40,643
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,230	67,478
Caterpillar, Inc. (Machinery)	1,768	246,494
CBOE Holdings, Inc. (Capital Markets)	345	35,055
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	959	49,935
CBS Corp. - Class B (Media)	1,068	54,756
Celanese Corp. (Chemicals)	393	42,401
Celgene Corp.* (Biotechnology)	2,157	204,182
Centene Corp.* (Health Care Providers & Services)	1,269	65,430
CenterPoint Energy, Inc. (Multi-Utilities)	1,539	47,709
CenturyLink, Inc. (Diversified Telecommunication Services)	2,921	33,358
Cerner Corp.* (Health Care Technology)	996	66,184
CF Industries Holdings, Inc. (Chemicals)	685	30,674
Charter Communications, Inc.* - Class A (Media)	533	197,844
Chevron Corp. (Oil, Gas & Consumable Fuels)	5,836	700,670
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	75	51,603
Chubb, Ltd. (Insurance)(a)	1,408	204,442
Church & Dwight Co., Inc. (Household Products)	755	56,587
Cigna Corp. (Health Care Providers & Services)(a)	1,167	185,366
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	312	21,422
Cincinnati Financial Corp. (Insurance)	465	44,724
Cintas Corp. (Commercial Services & Supplies)	260	56,456
Cisco Systems, Inc. (Communications Equipment)	13,521	756,500
Citigroup, Inc. (Banks)	7,223	510,666
Citizens Financial Group, Inc. (Banks)	1,414	51,187
Citrix Systems, Inc. (Software)	384	38,769
CME Group, Inc. (Capital Markets)	1,099	196,611
CMS Energy Corp. (Multi-Utilities)	870	48,329
Cognizant Technology Solutions Corp. (IT Services)	1,766	128,847
Colgate-Palmolive Co. (Household Products)	2,647	192,675
Comcast Corp. - Class A (Media)	13,872	603,849
Comerica, Inc. (Banks)	488	38,352
ConAgra Foods, Inc. (Food Products)	1,492	45,924
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	616	71,074
ConocoPhillips (Oil, Gas & Consumable Fuels)	3,484	219,910
Consolidated Edison, Inc. (Multi-Utilities)	986	84,954
Constellation Brands, Inc. - Class A (Beverages)	512	108,375
Copart, Inc.* (Commercial Services & Supplies)	617	41,536
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,417	76,981
Costco Wholesale Corp. (Food & Staples Retailing)	1,353	332,202
Coty, Inc. (Personal Products)(a)	1,384	14,975
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,276	160,495
CSX Corp. (Road & Rail)	2,380	189,519
Cummins, Inc. (Machinery)	445	73,999
CVS Health Corp. (Health Care Providers & Services)	3,984	216,649
D.R. Horton, Inc. (Household Durables)	1,044	46,261
Danaher Corp. (Health Care Equipment & Supplies)	1,930	255,609
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	379	44,570
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	389	21,488
Deere & Co. (Machinery)	978	161,986
Delta Air Lines, Inc. (Airlines)	1,897	110,576
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	684	34,973
Devon Energy Corp. (Oil, Gas & Consumable Fuels)(a)	1,346	43,260
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	475	50,535
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	638	75,099
Discover Financial Services (Consumer Finance)	1,009	82,223
Discovery Communications, Inc.* - Class A (Media)	482	14,894
Discovery Communications, Inc.* - Class C (Media)	1,107	31,837
Dish Network Corp.* - Class A (Media)	705	24,760
Dollar General Corp. (Multiline Retail)	807	101,755
Dollar Tree, Inc.* (Multiline Retail)	731	81,346
Dominion Resources, Inc. (Multi-Utilities)	2,455	191,170
Dover Corp. (Machinery)	445	43,628
Dow, Inc.* (Chemicals)	2,308	130,933
DowDuPont, Inc. (Chemicals)	6,925	266,266
DTE Energy Co. (Multi-Utilities)	559	70,272
Duke Energy Corp. (Electric Utilities)	2,233	203,471
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,103	34,325
DXC Technology Co. (IT Services)	824	54,170
E*TRADE Financial Corp. (Capital Markets)	757	38,350
Eastman Chemical Co. (Chemicals)	429	33,840
Eaton Corp. PLC (Electrical Equipment)	1,301	107,749
eBay, Inc. (Internet & Direct Marketing Retail)	2,641	102,339
Ecolab, Inc. (Chemicals)	778	143,214
Edison International (Electric Utilities)	1,001	63,834
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)(a)	638	112,333
Electronic Arts, Inc.* (Entertainment)	920	87,078
Eli Lilly & Co. (Pharmaceuticals)	2,656	310,858
Emerson Electric Co. (Electrical Equipment)	1,888	134,028
Entergy Corp. (Electric Utilities)	582	56,396

	Shares		Value
Common Stocks, continued
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,782		$171,161
Equifax, Inc. (Professional Services)	371		46,727
Equinix, Inc. (Equity Real Estate Investment Trusts)(a)	256		116,403
Equity Residential (Equity Real Estate Investment Trusts)	1,136		86,813
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	202		57,065
Everest Re Group, Ltd. (Insurance)	125		29,438
Evergy, Inc. (Electric Utilities)	782		45,215
Eversource Energy (Electric Utilities)	974		69,797
Exelon Corp. (Electric Utilities)	2,979		151,780
Expedia, Inc. (Internet & Direct Marketing Retail)	359		46,613
Expeditors International of Washington, Inc. (Air Freight & Logistics)	527		41,854
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	391		40,543
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	13,012		1,044,603
F5 Networks, Inc.* (Communications Equipment)	183		28,713
Facebook, Inc.* - Class A (Interactive Media & Services)	7,328		1,417,234
Fastenal Co. (Trading Companies & Distributors)	879		62,014
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	228		30,518
FedEx Corp. (Air Freight & Logistics)	738		139,821
Fidelity National Information Services, Inc. (IT Services)	992		115,003
Fifth Third Bancorp (Banks)	1,988		57,294
First Horizon National Corp. (Banks)	—	†	4
First Republic Bank (Banks)	506		53,444
FirstEnergy Corp. (Electric Utilities)	1,547		65,020
Fiserv, Inc.* (IT Services)	1,203		104,950
FleetCor Technologies, Inc.* (IT Services)	264		68,891
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	416		22,023
Flowserve Corp. (Machinery)	402		19,710
Fluor Corp. (Construction & Engineering)	429		17,044
FMC Corp. (Chemicals)	414		32,731
Foot Locker, Inc. (Specialty Retail)	347		19,852
Ford Motor Co. (Automobiles)	12,002		125,421
Fortinet, Inc.* (Software)	445		41,572
Fortive Corp. (Machinery)	904		78,051
Fortune Brands Home & Security, Inc. (Building Products)	432		22,801
Fox Corp.* - Class A (Media)	1,083		42,226
Fox Corp.* - Class B (Media)	498		19,173
Franklin Resources, Inc. (Capital Markets)	908		31,408
Freeport-McMoRan, Inc. (Metals & Mining)	4,451		54,792
Garmin, Ltd. (Household Durables)	372		31,895
Gartner, Inc.* (IT Services)	276		43,876
General Dynamics Corp. (Aerospace & Defense)(a)	832		148,695
General Electric Co. (Industrial Conglomerates)	26,737		271,915
General Mills, Inc. (Food Products)	1,833		94,345
General Motors Co. (Automobiles)	4,026		156,812
Genuine Parts Co. (Distributors)	448		45,938
Gilead Sciences, Inc. (Biotechnology)	3,918		254,827
Global Payments, Inc. (IT Services)	484		70,698
H & R Block, Inc. (Diversified Consumer Services)	631		17,170
Halliburton Co. (Energy Equipment & Services)	2,680		75,924
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,110		20,058
Harley-Davidson, Inc. (Automobiles)	490		18,243
Harris Corp. (Aerospace & Defense)(a)	362		60,997
Hartford Financial Services Group, Inc. (Insurance)	1,104		57,750
Hasbro, Inc. (Leisure Products)	356		36,262
HCA Holdings, Inc. (Health Care Providers & Services)	820		104,329
HCP, Inc. (Equity Real Estate Investment Trusts)	1,467		43,687
Helmerich & Payne, Inc. (Energy Equipment & Services)	336		19,663
Henry Schein, Inc.* (Health Care Providers & Services)	465		29,788
Hess Corp. (Oil, Gas & Consumable Fuels)	782		50,142
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	4,229		66,860
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	899		78,204
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	483		23,054
Hologic, Inc.* (Health Care Equipment & Supplies)	823		38,171
Honeywell International, Inc. (Industrial Conglomerates)	2,239		388,758
Hormel Foods Corp. (Food Products)	837		33,430
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,274		43,752
HP, Inc. (Technology Hardware, Storage & Peripherals)	4,710		93,965
Humana, Inc. (Health Care Providers & Services)	416		106,251
Huntington Bancshares, Inc. (Banks)	3,215		44,753
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	128		28,490
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	264		61,248
IHS Markit, Ltd.* (Professional Services)	1,116		63,902
Illinois Tool Works, Inc. (Machinery)	927		144,269
Illumina, Inc.* (Life Sciences Tools & Services)	452		141,024
Incyte Corp.* (Biotechnology)	546		41,933
Ingersoll-Rand PLC (Machinery)	744		91,222
Intel Corp. (Semiconductors & Semiconductor Equipment)	13,812		704,964
Intercontinental Exchange, Inc. (Capital Markets)	1,746		142,037
International Business Machines Corp. (IT Services)(a)	2,733		383,358
International Flavors & Fragrances, Inc. (Chemicals)	311		42,853
International Paper Co. (Containers & Packaging)	1,229		57,529
Intuit, Inc. (Software)	796		199,844
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	352		179,742

	Shares	Value
Common Stocks, continued
Invesco, Ltd. (Capital Markets)	1,220	$26,803
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	109	19,046
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	486	67,505
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	880	28,582
J.B. Hunt Transport Services, Inc. (Road & Rail)	267	25,226
Jack Henry & Associates, Inc. (IT Services)	237	35,327
Jacobs Engineering Group, Inc. (Construction & Engineering)	360	28,059
Jefferies Financial Group, Inc. (Diversified Financial Services)	808	16,621
Johnson & Johnson (Pharmaceuticals)	8,180	1,155,017
Johnson Controls International PLC (Building Products)	2,803	105,112
JPMorgan Chase & Co. (Banks)	10,057	1,167,115
Juniper Networks, Inc. (Communications Equipment)	1,069	29,686
Kansas City Southern Industries, Inc. (Road & Rail)	310	38,173
Kellogg Co. (Food Products)	771	46,491
KeyCorp (Banks)	3,098	54,370
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	577	50,216
Kimberly-Clark Corp. (Household Products)	1,058	135,826
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,294	22,503
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	5,979	118,803
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	507	64,632
Kohl’s Corp. (Multiline Retail)	507	36,048
L Brands, Inc. (Specialty Retail)	701	17,974
L3 Technologies, Inc. (Aerospace & Defense)	244	53,334
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	303	48,456
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	469	97,285
Lamb Weston Holding, Inc. (Food Products)	450	31,523
Leggett & Platt, Inc. (Household Durables)	403	15,862
Lennar Corp. - Class A (Household Durables)	878	45,682
Lincoln National Corp. (Insurance)	627	41,833
Linde PLC (Chemicals)	1,693	305,179
LKQ Corp.* (Distributors)	967	29,107
Lockheed Martin Corp. (Aerospace & Defense)(a)	755	251,664
Loews Corp. (Insurance)	841	43,135
Lowe’s Cos., Inc. (Specialty Retail)	2,460	278,324
LyondellBasell Industries N.V. - Class A (Chemicals)	935	82,495
M&T Bank Corp. (Banks)	425	72,280
Macy’s, Inc. (Multiline Retail)	944	22,222
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	2,514	42,839
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,069	125,940
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	867	118,209
Marsh & McLennan Cos., Inc. (Insurance)	1,551	146,244
Martin Marietta Materials, Inc. (Construction Materials)	192	42,605
Masco Corp. (Building Products)	905	35,349
MasterCard, Inc. - Class A (IT Services)	2,772	704,753
Mattel, Inc.* (Leisure Products)	1,061	12,934
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	840	50,400
McCormick & Co., Inc. (Food Products)	377	58,047
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,351	464,487
McKesson Corp. (Health Care Providers & Services)	589	70,238
Medtronic PLC (Health Care Equipment & Supplies)	4,119	365,808
Merck & Co., Inc. (Pharmaceuticals)	7,928	624,013
MetLife, Inc. (Insurance)	2,940	135,622
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	76	56,640
MGM Resorts International (Hotels, Restaurants & Leisure)	1,566	41,703
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	728	72,720
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,443	144,813
Microsoft Corp. (Software)	23,565	3,077,588
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	350	38,294
Mohawk Industries, Inc.* (Household Durables)	189	25,751
Molson Coors Brewing Co. - Class B (Beverages)	576	36,973
Mondelez International, Inc. - Class A (Food Products)	4,436	225,570
Monster Beverage Corp.* (Beverages)	1,201	71,580
Moody’s Corp. (Capital Markets)	510	100,276
Morgan Stanley (Capital Markets)	3,990	192,518
Motorola Solutions, Inc. (Communications Equipment)	503	72,890
MSCI, Inc. - Class A (Capital Markets)	259	58,373
Mylan N.V.* (Pharmaceuticals)	1,584	42,752
National Oilwell Varco, Inc. (Energy Equipment & Services)	1,178	30,793
Nektar Therapeutics* (Pharmaceuticals)	535	17,131
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	759	55,293
Netflix, Inc.* (Entertainment)	1,341	496,894
Newell Rubbermaid, Inc. (Household Durables)	1,195	17,184
Newmont Mining Corp. (Metals & Mining)	1,636	50,814
News Corp. - Class A (Media)	1,184	14,705
News Corp. - Class B (Media)	380	4,746
NextEra Energy, Inc. (Electric Utilities)	1,469	285,632
Nielsen Holdings PLC (Professional Services)	1,092	27,879
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	3,866	339,550
NiSource, Inc. (Multi-Utilities)	1,144	31,780
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,485	40,184

	Shares	Value
Common Stocks, continued
Nordstrom, Inc. (Multiline Retail)	349	$14,316
Norfolk Southern Corp. (Road & Rail)	821	167,500
Northern Trust Corp. (Capital Markets)	671	66,127
Northrop Grumman Corp. (Aerospace & Defense)(a)	521	151,043
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	669	37,725
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	863	35,530
Nucor Corp. (Metals & Mining)	938	53,532
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,861	336,841
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,302	135,542
Omnicom Group, Inc. (Media)	687	54,981
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,264	85,864
Oracle Corp. (Software)	7,826	433,013
O’Reilly Automotive, Inc.* (Specialty Retail)	241	91,235
PACCAR, Inc. (Machinery)	1,065	76,329
Packaging Corp. of America (Containers & Packaging)	290	28,756
Parker-Hannifin Corp. (Machinery)	397	71,889
Paychex, Inc. (IT Services)	982	82,792
PayPal Holdings, Inc.* (IT Services)	3,603	406,310
Pentair PLC (Machinery)	484	18,871
People’s United Financial, Inc. (Banks)	1,160	20,056
PepsiCo, Inc. (Beverages)	4,314	552,408
PerkinElmer, Inc. (Life Sciences Tools & Services)	340	32,586
Perrigo Co. PLC (Pharmaceuticals)	384	18,401
Pfizer, Inc. (Pharmaceuticals)	17,052	692,482
Philip Morris International, Inc. (Tobacco)	4,775	413,324
Phillips 66 (Oil, Gas & Consumable Fuels)	1,289	121,514
Pinnacle West Capital Corp. (Electric Utilities)	344	32,773
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	517	86,060
PNC Financial Services Group, Inc. (Banks)	1,393	190,743
PPG Industries, Inc. (Chemicals)	725	85,188
PPL Corp. (Electric Utilities)	2,214	69,099
Principal Financial Group, Inc. (Insurance)	795	45,442
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,936	148,433
Prudential Financial, Inc. (Insurance)	1,256	132,772
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,552	92,577
Public Storage (Equity Real Estate Investment Trusts)	461	101,964
PulteGroup, Inc. (Household Durables)	783	24,633
PVH Corp. (Textiles, Apparel & Luxury Goods)	233	30,055
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	377	28,505
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,717	320,145
Quanta Services, Inc. (Construction & Engineering)	434	17,620
Quest Diagnostics, Inc. (Health Care Providers & Services)	412	39,709
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	162	21,316
Raymond James Financial, Inc. (Capital Markets)	390	35,712
Raytheon Co. (Aerospace & Defense)(a)	867	153,971
Realty Income Corp. (Equity Real Estate Investment Trusts)	933	65,319
Red Hat, Inc.* (Software)	543	99,114
Regency Centers Corp. (Equity Real Estate Investment Trusts)	514	34,525
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	241	82,697
Regions Financial Corp. (Banks)	3,126	48,547
Republic Services, Inc. - Class A (Commercial Services & Supplies)	662	54,827
ResMed, Inc. (Health Care Equipment & Supplies)	440	45,984
Robert Half International, Inc. (Professional Services)	366	22,725
Rockwell Automation, Inc. (Electrical Equipment)	367	66,321
Rollins, Inc. (Commercial Services & Supplies)	453	17,518
Roper Technologies, Inc. (Industrial Conglomerates)	318	114,385
Ross Stores, Inc. (Specialty Retail)	1,138	111,137
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	527	63,735
S&P Global, Inc. (Capital Markets)	764	168,584
Salesforce.com, Inc.* (Software)	2,350	388,573
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	346	70,491
Schlumberger, Ltd. (Energy Equipment & Services)	4,257	181,688
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	787	38,028
Sealed Air Corp. (Containers & Packaging)	478	22,284
Sempra Energy (Multi-Utilities)	842	107,734
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	949	164,841
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	535	47,176
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	257	22,703
Snap-on, Inc. (Machinery)	171	28,776
Southwest Airlines Co. (Airlines)	1,528	82,863
Stanley Black & Decker, Inc. (Machinery)	465	68,169
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,820	296,738
State Street Corp. (Capital Markets)	1,163	78,689
Stryker Corp. (Health Care Equipment & Supplies)(a)	950	179,465
SunTrust Banks, Inc. (Banks)	1,361	89,118
SVB Financial Group* (Banks)	162	40,779
Symantec Corp. (Software)	1,963	47,524
Synchrony Financial (Consumer Finance)	2,006	69,548
Synopsys, Inc.* (Software)	460	55,697
Sysco Corp. (Food & Staples Retailing)	1,451	102,107
T. Rowe Price Group, Inc. (Capital Markets)	726	78,045
Take-Two Interactive Software, Inc.* (Entertainment)	348	33,697

	Shares	Value
Common Stocks, continued
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	891	$28,753
Target Corp. (Multiline Retail)	1,603	124,103
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,041	99,572
TechnipFMC PLC (Energy Equipment & Services)	1,307	32,139
Teleflex, Inc. (Health Care Equipment & Supplies)	141	40,351
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,883	339,704
Textron, Inc. (Aerospace & Defense)	721	38,213
The AES Corp. (Independent Power and Renewable Electricity Producers)	2,034	34,822
The Allstate Corp. (Insurance)	1,020	101,041
The Bank of New York Mellon Corp. (Capital Markets)	2,698	133,983
The Boeing Co. (Aerospace & Defense)	1,613	609,215
The Charles Schwab Corp. (Capital Markets)	3,644	166,822
The Clorox Co. (Household Products)	394	62,934
The Coca-Cola Co. (Beverages)	11,818	579,791
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	152	44,068
The Estee Lauder Cos., Inc. - Class A (Personal Products)	670	115,113
The Gap, Inc. (Specialty Retail)	656	17,108
The Goldman Sachs Group, Inc. (Capital Markets)(a)	1,052	216,629
The Hershey Co. (Food Products)	427	53,311
The Home Depot, Inc. (Specialty Retail)	3,470	706,838
The Interpublic Group of Cos., Inc. (Media)	1,182	27,186
The JM Smucker Co. - Class A (Food Products)	349	42,798
The Kraft Heinz Co. (Food Products)	1,910	63,488
The Kroger Co. (Food & Staples Retailing)	2,450	63,161
The Macerich Co. (Equity Real Estate Investment Trusts)	325	13,046
The Mosaic Co. (Chemicals)	1,089	28,434
The Nasdaq OMX Group, Inc. (Capital Markets)	356	32,823
The Procter & Gamble Co. (Household Products)	7,684	818,192
The Progressive Corp. (Insurance)	1,793	140,123
The Sherwin-Williams Co. (Chemicals)	251	114,162
The Southern Co. (Electric Utilities)	3,178	169,133
The TJX Cos., Inc. (Specialty Retail)	3,801	208,599
The Travelers Cos., Inc. (Insurance)	809	116,294
The Walt Disney Co. (Entertainment)	5,376	736,295
The Western Union Co. (IT Services)	1,339	26,030
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	3,719	105,359
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,236	342,928
Tiffany & Co. (Specialty Retail)	333	35,904
Torchmark Corp. (Insurance)	311	27,262
Total System Services, Inc. (IT Services)	500	51,120
Tractor Supply Co. (Specialty Retail)	373	38,606
TransDigm Group, Inc.* (Aerospace & Defense)(a)	149	71,895
TripAdvisor, Inc.* (Interactive Media & Services)	316	16,821
Twitter, Inc.* (Interactive Media & Services)	2,238	89,319
Tyson Foods, Inc. - Class A (Food Products)	907	68,034
U.S. Bancorp (Banks)	4,621	246,392
UDR, Inc. (Equity Real Estate Investment Trusts)	847	38,073
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	173	60,374
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	577	13,323
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	591	12,246
Union Pacific Corp. (Road & Rail)	2,220	393,030
United Continental Holdings, Inc.* (Airlines)	688	61,136
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	2,138	227,099
United Rentals, Inc.* (Trading Companies & Distributors)	244	34,384
United Technologies Corp. (Aerospace & Defense)	2,489	354,956
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,947	686,856
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	257	32,606
Unum Group (Insurance)	659	24,330
V.F. Corp. (Textiles, Apparel & Luxury Goods)	996	94,031
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,282	116,226
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	279	37,991
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,094	66,854
VeriSign, Inc.* (IT Services)	324	63,974
Verisk Analytics, Inc. - Class A (Professional Services)	502	70,853
Verizon Communications, Inc. (Diversified Telecommunication Services)	12,691	725,799
Vertex Pharmaceuticals, Inc.* (Biotechnology)	785	132,649
Viacom, Inc. - Class B (Entertainment)	1,086	31,396
Visa, Inc. - Class A (IT Services)(a)	5,376	883,977
Vornado Realty Trust (Equity Real Estate Investment Trusts)	533	36,852
Vulcan Materials Co. (Construction Materials)	405	51,074
W.W. Grainger, Inc. (Trading Companies & Distributors)	139	39,198
Wabtec Corp. (Machinery)	410	30,369
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,463	131,943
Wal-Mart Stores, Inc. (Food & Staples Retailing)	4,372	449,616
Waste Management, Inc. (Commercial Services & Supplies)	1,197	128,486
Waters Corp.* (Life Sciences Tools & Services)	220	46,979
WEC Energy Group, Inc. (Multi-Utilities)	969	75,999
WellCare Health Plans, Inc.* (Health Care Providers & Services)(a)	154	39,786
Wells Fargo & Co. (Banks)	12,576	608,804
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,187	88,467

	Shares	Value
Common Stocks, continued
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	893	$45,650
WestRock Co. (Containers & Packaging)	784	30,090
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	2,293	61,452
Whirlpool Corp. (Household Durables)	195	27,070
Willis Towers Watson PLC (Insurance)	397	73,183
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	298	43,046
Xcel Energy, Inc. (Electric Utilities)	1,579	89,214
Xerox Corp. (Technology Hardware, Storage & Peripherals)	614	20,483
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	778	93,469
Xylem, Inc. (Machinery)	551	45,953
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	941	98,231
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)(a)	628	77,344
Zions Bancorp (Banks)	572	28,217
Zoetis, Inc. (Pharmaceuticals)	1,471	149,807
TOTAL COMMON STOCKS (Cost $36,850,341)		75,369,662

	Principal Amount	Value
Repurchase Agreements(b)(c) (34.2%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $49,037,453	$49,034,000	$49,034,000
TOTAL REPURCHASE AGREEMENTS (Cost $49,034,000)		49,034,000

	Shares	Value
Collateral for Securities Loaned (0.6%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(d)	635,037	$635,037
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(d)	164,683	164,683
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $799,720)		799,720

TOTAL INVESTMENT SECURITIES (Cost $86,684,061) - 87.3%		125,203,382
Net other assets (liabilities) - 12.7%		18,138,217

NET ASSETS - 100.0%		$143,341,599

†                           Number of shares is less than 0.50.

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $784,682.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $23,017,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	47	6/24/19	$6,924,275	$245,260

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/28/19	2.98%	$67,836,491	$42,244
SPDR S&P 500 ETF	Goldman Sachs International	5/28/19	2.88%	43,154,640	8,674
				$110,991,131	$50,918

S&P 500	UBS AG	5/28/19	2.93%	$62,934,196	$56,373
SPDR S&P 500 ETF	UBS AG	5/28/19	2.53%	30,386,662	13,387
				$93,320,858	$69,760
				$204,311,989	$120,678

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$1,950,955	1.4%
Air Freight & Logistics	442,794	0.3%
Airlines	319,946	0.2%
Auto Components	95,124	0.1%
Automobiles	300,476	0.2%
Banks	4,285,938	2.9%
Beverages	1,376,358	1.0%
Biotechnology	1,650,530	1.2%
Building Products	214,960	0.1%
Capital Markets	2,059,128	1.4%
Chemicals	1,501,673	1.0%
Commercial Services & Supplies	298,823	0.2%
Communications Equipment	937,755	0.7%
Construction & Engineering	62,723	NM
Construction Materials	93,679	0.1%
Consumer Finance	534,165	0.4%
Containers & Packaging	228,766	0.2%
Distributors	75,045	0.1%
Diversified Consumer Services	17,170	NM
Diversified Financial Services	1,310,813	0.9%
Diversified Telecommunication Services	1,451,515	1.0%
Electric Utilities	1,465,214	1.0%
Electrical Equipment	369,641	0.3%
Electronic Equipment, Instruments & Components	358,935	0.3%
Energy Equipment & Services	378,087	0.3%
Entertainment	1,498,461	1.0%
Equity Real Estate Investment Trusts	2,179,258	1.5%
Food & Staples Retailing	1,079,029	0.8%
Food Products	862,577	0.6%
Gas Utilities	36,740	NM
Health Care Equipment & Supplies	2,481,782	1.7%
Health Care Providers & Services	1,934,938	1.3%
Health Care Technology	66,184	NM
Hotels, Restaurants & Leisure	1,405,729	1.0%
Household Durables	234,338	0.2%
Household Products	1,266,214	0.9%
Independent Power and Renewable Electricity Producers	70,352	NM
Industrial Conglomerates	1,110,301	0.8%
Insurance	1,801,838	1.3%
Interactive Media & Services	3,747,144	2.6%
Internet & Direct Marketing Retail	2,845,841	2.0%
IT Services	3,905,992	2.7%
Leisure Products	49,196	NM
Life Sciences Tools & Services	764,278	0.5%
Machinery	1,199,715	0.8%
Media	1,090,957	0.8%
Metals & Mining	159,138	0.1%
Multiline Retail	379,790	0.3%
Multi-Utilities	805,174	0.6%
Oil, Gas & Consumable Fuels	3,557,516	2.5%
Personal Products	130,088	0.1%
Pharmaceuticals	3,384,426	2.4%
Professional Services	232,086	0.2%
Real Estate Management & Development	49,935	NM
Road & Rail	813,448	0.6%
Semiconductors & Semiconductor Equipment	3,022,889	2.1%
Software	5,044,982	3.4%
Specialty Retail	1,795,866	1.3%
Technology Hardware, Storage & Peripherals	3,081,498	2.1%
Textiles, Apparel & Luxury Goods	580,006	0.4%
Tobacco	726,102	0.5%
Trading Companies & Distributors	135,596	0.1%
Water Utilities	60,045	NM
Other **	67,971,937	47.5%
Total	$143,341,599	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

UltraChina ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (87.4%)
21Vianet Group, Inc.*ADR (IT Services)	16,036	$126,043
58.com, Inc.*ADR (Interactive Media & Services)	8,405	603,395
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	23,744	4,406,174
Aluminum Corp. of China, Ltd.*ADR (Metals & Mining)	22,986	221,125
Autohome, Inc.*ADR (Interactive Media & Services)	5,474	632,192
Baidu, Inc.*ADR (Interactive Media & Services)	11,508	1,912,976
Baozun, Inc.*ADR (Internet & Direct Marketing Retail)(a)	5,072	245,992
Beigene, Ltd.*ADR (Biotechnology)	3,650	453,439
Bilibili, Inc.*ADR (Entertainment)	14,495	258,011
Bitauto Holdings, Ltd.*ADR (Interactive Media & Services)	7,523	96,595
Changyou.com, Ltd.*ADR (Entertainment)	4,416	85,891
China Eastern Airlines Corp., Ltd.ADR (Airlines)	5,574	191,746
China Life Insurance Co., Ltd.ADR (Insurance)	85,405	1,209,335
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	42,773	2,038,989
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	14,489	1,111,886
China Southern Airlines Co., Ltd.ADR (Airlines)	5,875	252,625
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	11,734	608,291
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	50,021	593,749
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	8,375	1,521,570
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	24,087	1,061,032
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)(a)	2,510	92,996
GDS Holdings, Ltd.*ADR (IT Services)	7,893	308,853
Huaneng Power International, Inc.ADR (Independent Power and Renewable Electricity Producers)	13,047	331,785
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	11,616	492,518
HUYA, Inc.*ADR (Entertainment)	8,563	204,570
iQIYI, Inc.*ADR (Entertainment)(a)	14,358	317,455
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	44,937	1,360,243
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)(a)	6,432	125,167
Lexinfintech Holdings, Ltd.*ADR (Consumer Finance)	10,594	136,663
Momo, Inc.ADR (Interactive Media & Services)	13,661	479,091
Netease.com, Inc.ADR (Entertainment)	4,563	1,298,311
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	8,990	858,185
NIO, Inc.*ADR (Automobiles)(a)	26,061	126,396
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	14,124	893,908
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	11,435	254,200
Qudian, Inc.*ADR (Consumer Finance)	14,674	103,305
Semiconductor Manufacturing International Corp.*ADR (Semiconductors & Semiconductor Equipment)(a)	71,508	381,137
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)(a)	4,581	205,595
Sogou, Inc.*ADR (Interactive Media & Services)(a)	15,116	86,010
Sohu.com, Ltd.*ADR (Interactive Media & Services)	6,461	133,549
TAL Education Group*ADR (Diversified Consumer Services)	24,608	946,670
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	48,070	413,883
Weibo Corp.*ADR (Interactive Media & Services)	6,560	449,360
YY, Inc.*ADR (Interactive Media & Services)	5,259	444,964
Zai Lab, Ltd.*ADR (Biotechnology)	5,143	137,061
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	30,938	616,594
TOTAL COMMON STOCKS (Cost $21,416,926)		28,829,525

	Principal Amount	Value
Repurchase Agreements(b)(c) (9.3%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $3,065,216	$3,065,000	$3,065,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,065,000)		3,065,000

	Shares	Value
Collateral for Securities Loaned (3.2%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(d)	836,319	$836,319
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(d)	216,880	216,880
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,053,199)		1,053,199

TOTAL INVESTMENT SECURITIES (Cost $25,535,125) - 99.9%		32,947,724
Net other assets (liabilities) - 0.1%		17,504

NET ASSETS - 100.0%		$32,965,228

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $1,020,490.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $937,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

ADR              American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	5/28/19	2.88%	$21,751,900	$2,805
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	5/28/19	2.68%	15,481,405	1,917
				$37,233,305	$4,722

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Air Freight & Logistics	$616,594	1.9%
Airlines	444,371	1.3%
Automobiles	126,396	0.4%
Biotechnology	590,500	1.8%
Chemicals	205,595	0.6%
Consumer Finance	239,968	0.7%
Diversified Consumer Services	1,804,855	5.5%
Diversified Telecommunication Services	1,202,040	3.6%
Entertainment	2,164,238	6.6%
Hotels, Restaurants & Leisure	492,518	1.5%
Independent Power and Renewable Electricity Producers	331,785	1.0%
Insurance	1,209,335	3.7%
Interactive Media & Services	4,838,132	14.7%
Internet & Direct Marketing Retail	7,741,524	23.4%
IT Services	434,896	1.3%
Metals & Mining	221,125	0.7%
Oil, Gas & Consumable Fuels	3,527,364	10.7%
Semiconductors & Semiconductor Equipment	599,300	1.8%
Wireless Telecommunication Services	2,038,989	6.2%
Other **	4,135,703	12.6%
Total	$32,965,228	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of April 30, 2019:

	Value	% of Net Assets
China	$28,829,525	87.4%
Other **	4,135,703	12.6%
Total	$32,965,228	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraDow 30 ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (68.5%)
3M Co. (Industrial Conglomerates)	6,270	$1,188,228
American Express Co. (Consumer Finance)	6,270	735,032
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,271	1,258,402
Caterpillar, Inc. (Machinery)	6,270	874,163
Chevron Corp. (Oil, Gas & Consumable Fuels)	6,270	752,777
Cisco Systems, Inc. (Communications Equipment)	6,270	350,807
Dow, Inc.* (Chemicals)	6,270	355,697
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,269	503,275
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,270	320,021
International Business Machines Corp. (IT Services)	6,270	879,493
Johnson & Johnson (Pharmaceuticals)	6,270	885,323
JPMorgan Chase & Co. (Banks)	6,270	727,634
McDonald’s Corp. (Hotels, Restaurants & Leisure)	6,270	1,238,764
Merck & Co., Inc. (Pharmaceuticals)	6,270	493,512
Microsoft Corp. (Software)	6,270	818,862
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	6,270	550,694
Pfizer, Inc. (Pharmaceuticals)	6,270	254,625
The Boeing Co. (Aerospace & Defense)	6,266	2,366,605
The Coca-Cola Co. (Beverages)	6,270	307,606
The Goldman Sachs Group, Inc. (Capital Markets)	6,270	1,291,118
The Home Depot, Inc. (Specialty Retail)	6,271	1,277,403
The Procter & Gamble Co. (Household Products)	6,270	667,630
The Travelers Cos., Inc. (Insurance)	6,270	901,313
The Walt Disney Co. (Entertainment)	6,270	858,802
United Technologies Corp. (Aerospace & Defense)	6,269	894,022
UnitedHealth Group, Inc. (Health Care Providers & Services)	6,270	1,461,349
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,270	358,581
Visa, Inc. - Class A (IT Services)	6,270	1,030,975
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,270	335,884
Wal-Mart Stores, Inc. (Food & Staples Retailing)	6,269	644,704
TOTAL COMMON STOCKS (Cost $10,995,558)		24,583,301

	Principal Amount	Value
Repurchase Agreements(a)(b) (29.3%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $10,494,739	$10,494,000	$10,494,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,494,000)		10,494,000

TOTAL INVESTMENT SECURITIES (Cost $21,489,558) - 97.8%		35,077,301
Net other assets (liabilities) - 2.2%		787,640

NET ASSETS - 100.0%		$35,864,941

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $5,172,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	65	6/24/19	$8,632,975	$266,733

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	5/28/19	2.93%	$12,179,130	$15,506
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	5/28/19	2.78%	6,074,232	7,533
				$18,253,362	$23,039

Dow Jones Industrial Average	UBS AG	5/28/19	2.93%	$14,151,097	$19,348
SPDR Dow Jones Industrial Average ETF	UBS AG	5/28/19	2.73%	6,134,150	7,616
				$20,285,247	$26,964
				$38,538,609	$50,003

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraDow 30 ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$3,260,627	9.0%
Banks	727,634	2.0%
Beverages	307,606	0.9%
Capital Markets	1,291,118	3.6%
Chemicals	355,697	1.0%
Communications Equipment	350,807	1.0%
Consumer Finance	735,032	2.0%
Diversified Telecommunication Services	358,581	1.0%
Entertainment	858,802	2.4%
Food & Staples Retailing	980,588	2.7%
Health Care Providers & Services	1,461,349	4.1%
Hotels, Restaurants & Leisure	1,238,764	3.5%
Household Products	667,630	1.9%
Industrial Conglomerates	1,188,228	3.3%
Insurance	901,313	2.5%
IT Services	1,910,468	5.3%
Machinery	874,163	2.4%
Oil, Gas & Consumable Fuels	1,256,052	3.5%
Pharmaceuticals	1,633,460	4.6%
Semiconductors & Semiconductor Equipment	320,021	0.9%
Software	818,862	2.3%
Specialty Retail	1,277,403	3.6%
Technology Hardware, Storage & Peripherals	1,258,402	3.5%
Textiles, Apparel & Luxury Goods	550,694	1.5%
Other **	11,281,640	31.5%
Total	$35,864,941	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (84.0%)
58.com, Inc.*ADR (Interactive Media & Services)	1,144	$82,128
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	16,527	3,066,915
Ambev S.A.ADR (Beverages)	56,136	264,401
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	14,879	219,763
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	5,261	62,080
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	19,292	87,779
Autohome, Inc.*ADR (Interactive Media & Services)	704	81,305
Baidu, Inc.*ADR (Interactive Media & Services)	3,526	586,127
Banco Bradesco S.A.ADR (Banks)	51,412	465,793
Banco Santander ChileADR (Banks)	1,982	55,496
Bancolombia S.A.ADR (Banks)	1,441	73,088
Beigene, Ltd.*ADR (Biotechnology)	494	61,370
Cemex S.A.B. de C.V.*ADR (Construction Materials)	19,307	88,812
China Life Insurance Co., Ltd.ADR (Insurance)	18,977	268,714
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	14,099	672,099
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	3,254	249,712
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	1,770	91,757
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	7,416	88,028
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	4,847	174,686
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	2,049	372,262
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	4,867	214,391
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	3,147	58,188
Enersis S.A.ADR (Electric Utilities)	7,037	61,503
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,371	231,386
Grupo Televisa S.A.ADR (Media)	5,580	56,581
HDFC Bank, Ltd.ADR (Banks)	8,546	979,799
ICICI Bank, Ltd.ADR (Banks)	20,041	229,469
Infosys Technologies, Ltd.ADR (IT Services)	48,464	521,473
Itau Unibanco Holding S.A.ADR (Banks)	61,794	534,518
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	10,440	316,019
KB Financial Group, Inc.ADR (Banks)	5,064	200,180
Korea Electric Power Corp.*ADR (Electric Utilities)	6,550	79,714
Netease.com, Inc.ADR (Entertainment)	937	266,605
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	1,492	142,426
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	2,691	170,313
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	18,982	289,096
POSCOADR (Metals & Mining)	4,092	225,756
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	6,189	165,556
Sasol, Ltd.ADR (Chemicals)	7,231	238,623
Shinhan Financial Group Co., Ltd.ADR (Banks)	6,048	229,218
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	4,541	107,168
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	3,819	78,824
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	47,614	2,086,445
TAL Education Group*ADR (Diversified Consumer Services)	4,534	174,423
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	5,281	62,844
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	11,070	59,335
Vale S.A.ADR (Metals & Mining)	39,758	508,107
Wipro, Ltd.ADR (IT Services)	18,457	84,348
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	4,734	94,349
TOTAL COMMON STOCKS (Cost $9,750,169)		15,578,972

Preferred Stock (2.1%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	27,860	384,468
TOTAL PREFERRED STOCK (Cost $156,225)		384,468

	Principal Amount	Value
Repurchase Agreements(a)(b) (13.8%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $2,562,180	$2,562,000	$2,562,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,562,000)		2,562,000

TOTAL INVESTMENT SECURITIES (Cost $12,468,394) - 99.9%		18,525,440
Net other assets (liabilities) - 0.1%		24,253

NET ASSETS - 100.0%		$18,549,693

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $593,000.

ADR              American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	5/28/19	2.88%	$9,260,255	$(23,513)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	5/28/19	2.93%	11,833,310	(30,062)
				$21,093,565	$(53,575)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Air Freight & Logistics	$94,349	0.5%
Banks	2,767,562	14.9%
Beverages	495,786	2.7%
Biotechnology	61,370	0.3%
Chemicals	238,623	1.3%
Construction Materials	88,812	0.5%
Diversified Consumer Services	316,849	1.7%
Diversified Telecommunication Services	582,870	3.1%
Electric Utilities	141,217	0.8%
Entertainment	266,605	1.4%
Insurance	268,714	1.4%
Interactive Media & Services	749,560	4.0%
Internet & Direct Marketing Retail	3,597,325	19.6%
IT Services	605,821	3.3%
Media	56,581	0.3%
Metals & Mining	795,943	4.3%
Oil, Gas & Consumable Fuels	1,583,375	8.5%
Paper & Forest Products	78,824	0.4%
Semiconductors & Semiconductor Equipment	2,174,224	11.7%
Wireless Telecommunication Services	999,030	5.4%
Other **	2,586,253	13.9%
Total	$18,549,693	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of April 30, 2019:

	Value	% of Net Assets
Brazil	$2,647,386	14.3%
Chile	116,999	0.6%
China	6,326,844	34.1%
Colombia	131,276	0.7%
Hong Kong	672,099	3.6%
India	1,815,089	9.8%
Indonesia	165,556	0.9%
Mexico	596,542	3.2%
South Africa	300,703	1.6%
South Korea	842,036	4.5%
Taiwan	2,348,910	12.7%
Other **	2,586,253	13.9%
Total	$18,549,693	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraInternational ProFund :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (92.9%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $4,270,301	$4,270,000	$4,270,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,270,000)		4,270,000

TOTAL INVESTMENT SECURITIES (Cost $4,270,000) - 92.9%		4,270,000
Net other assets (liabilities) - 7.1%		327,430

NET ASSETS - 100.0%		$4,597,430

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $316,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	5/28/19	2.73%	$246,849	$(133)
MSCI EAFE Index	UBS AG	5/28/19	3.23%	8,948,828	(4,628)
				$9,195,677	$(4,761)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraJapan ProFund :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (88.7%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $15,423,086	$15,422,000	$15,422,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,422,000)		15,422,000

TOTAL INVESTMENT SECURITIES (Cost $15,422,000) - 88.7%		15,422,000
Net other assets (liabilities) - 11.3%		1,955,155

NET ASSETS - 100.0%		$17,377,155

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	310	6/14/19	$34,658,000	$1,329,160

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	5/28/19	2.83%	$106,656	$(251)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (75.7%)
Ambev S.A.ADR (Beverages)	259,017	$1,219,970
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	79,683	1,176,918
Banco Bradesco S.A.ADR (Banks)	328,158	2,973,111
Banco de ChileADR (Banks)	13,844	407,014
Banco Santander Brasil S.A.ADR (Banks)	35,805	409,967
Banco Santander ChileADR (Banks)	14,570	407,960
Bancolombia S.A.ADR (Banks)	10,431	529,061
Braskem SAADR (Chemicals)	9,850	240,833
BRF S.A.*ADR (Food Products)	73,151	572,772
Cemex S.A.B. de C.V.*ADR (Construction Materials)	135,912	625,195
Centrais Eletricas Brasileiras S.A. (Electrobras)*ADR (Electric Utilities)	32,255	273,522
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)(a)	9,107	324,573
Cia Energetica de Minas GeraisADR (Electric Utilities)(a)	95,824	354,549
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	5,279	338,489
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	21,356	346,181
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	33,755	403,710
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	23,015	425,547
Embraer S.A.ADR (Aerospace & Defense)	17,331	346,793
Enersis Chile S.A.ADR (Electric Utilities)	56,176	282,565
Enersis S.A.ADR (Electric Utilities)	51,944	453,991
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	12,412	1,211,287
Gerdau S.A.ADR (Metals & Mining)(a)	100,249	358,891
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	3,657	370,710
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	2,014	331,404
Grupo Financiero Galicia S.A.ADR (Banks)	10,685	232,719
Grupo Televisa S.A.ADR (Media)	41,384	419,634
Itau Unibanco Holding S.A.ADR (Banks)	394,403	3,411,587
Latam Airlines Group S.A.ADR (Airlines)	29,117	285,929
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	71,658	1,091,351
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	26,783	552,801
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	38,806	461,791
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	79,710	427,246
Vale S.A.ADR (Metals & Mining)	253,761	3,243,066
TOTAL COMMON STOCKS (Cost $17,059,044)		24,511,137

Preferred Stocks (8.7%)
Companhia Brasileira de DistribuicaoADR (Food & Staples Retailing)	15,317	376,186
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	177,821	2,453,929
TOTAL PREFERRED STOCKS (Cost $1,340,277)		2,830,115

	Principal Amount	Value
Repurchase Agreements(b)(c) (13.0%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $4,209,296	$4,209,000	$4,209,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,209,000)		4,209,000

	Shares	Value
Collateral for Securities Loaned (2.7%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(d)	706,115	$706,115
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(d)	183,115	183,115
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $889,230)		889,230

TOTAL INVESTMENT SECURITIES (Cost $23,497,551) - 100.1%		32,439,482
Net other assets (liabilities) - (0.1)%		(24,971)

NET ASSETS - 100.0%		$32,414,511

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $841,744.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $949,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

ADR              American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	5/28/19	2.88%	$19,411,922	$21,620
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	5/28/19	2.93%	18,001,960	19,931
				$37,413,882	$41,551

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$346,793	1.1%
Airlines	285,929	0.9%
Banks	8,371,417	25.8%
Beverages	2,769,747	8.5%
Chemicals	565,406	1.7%
Construction Materials	625,195	1.9%
Diversified Telecommunication Services	461,791	1.4%
Electric Utilities	1,364,627	4.2%
Food & Staples Retailing	376,186	1.2%
Food Products	572,772	1.8%
Media	419,634	1.3%
Metals & Mining	3,948,138	12.2%
Oil, Gas & Consumable Fuels	4,398,074	13.7%
Paper & Forest Products	552,801	1.7%
Transportation Infrastructure	702,114	2.2%
Water Utilities	403,710	1.2%
Wireless Telecommunication Services	1,176,918	3.6%
Other **	5,073,259	15.6%
Total	$32,414,511	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of April 30, 2019:

	Value	% of Net Assets
Argentina	$232,719	0.7%
Brazil	19,172,075	59.2%
Chile	2,162,032	6.7%
Colombia	954,608	3.0%
Mexico	4,473,637	13.8%
Peru	346,181	1.1%
Other **	5,073,259	15.6%
Total	$32,414,511	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (53.8%)
Aaron’s, Inc. (Specialty Retail)	1,801	$100,298
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	2,373	75,983
ACI Worldwide, Inc.* (Software)	3,112	110,538
Acuity Brands, Inc. (Electrical Equipment)	1,069	156,427
Adient PLC (Auto Components)	2,331	53,846
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,548	76,347
AECOM Technology Corp.* (Construction & Engineering)	4,183	141,804
AGCO Corp. (Machinery)	1,722	121,883
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,816	42,894
Alleghany Corp.* (Insurance)	388	254,870
Allegheny Technologies, Inc.* (Metals & Mining)	3,368	83,931
ALLETE, Inc. (Electric Utilities)	1,381	112,482
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	4,591	45,313
AMC Networks, Inc.* - Class A (Media)	1,199	70,034
Amedisys, Inc.* (Health Care Providers & Services)	781	99,827
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	3,672	173,318
American Eagle Outfitters, Inc. (Specialty Retail)	4,492	106,820
American Financial Group, Inc. (Insurance)	1,891	195,775
Apergy Corp.* (Energy Equipment & Services)	2,073	82,277
AptarGroup, Inc. (Containers & Packaging)	1,686	187,550
Aqua America, Inc. (Water Utilities)	5,624	219,673
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	2,276	192,345
ASGN, Inc.* (Professional Services)	1,411	88,949
Ashland Global Holdings, Inc. (Chemicals)	1,678	135,129
Associated Banc-Corp. (Banks)	4,404	99,927
AutoNation, Inc.* (Specialty Retail)	1,545	64,782
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	1,272	53,360
Avis Budget Group, Inc.* (Road & Rail)	1,706	60,648
Avnet, Inc. (Electronic Equipment, Instruments & Components)	2,906	141,261
BancorpSouth Bank (Banks)	2,431	74,097
Bank of Hawaii Corp. (Banks)	1,104	90,948
Bank OZK (Banks)	3,240	105,786
Bed Bath & Beyond, Inc. (Specialty Retail)	3,684	61,560
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,056	58,661
Bemis Co., Inc. (Containers & Packaging)	2,443	140,277
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)(a)	540	162,502
Bio-Techne Corp. (Life Sciences Tools & Services)	1,012	207,046
Black Hills Corp. (Multi-Utilities)	1,447	105,284
Blackbaud, Inc. (Software)	1,302	103,236
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	2,141	61,618
Brighthouse Financial, Inc.* (Insurance)	3,117	130,259
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,005	42,984
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	8,003	143,094
Brown & Brown, Inc. (Insurance)	6,221	197,517
Brunswick Corp. (Leisure Products)	2,332	119,422
Cable One, Inc. (Media)	133	141,049
Cabot Corp. (Chemicals)	1,595	72,381
CACI International, Inc.* - Class A (IT Services)	666	129,830
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	15,624	146,241
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	6,107	45,864
Camden Property Trust (Equity Real Estate Investment Trusts)	2,590	260,684
Cantel Medical Corp. (Health Care Equipment & Supplies)(a)	973	67,079
Carlisle Cos., Inc. (Industrial Conglomerates)	1,535	217,080
Carpenter Technology Corp. (Metals & Mining)	1,270	63,081
Cars.com, Inc.* (Interactive Media & Services)	1,662	34,586
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,220	129,210
Casey’s General Stores, Inc. (Food & Staples Retailing)	981	129,835
Catalent, Inc.* (Pharmaceuticals)	3,903	174,933
Cathay General Bancorp, Inc. (Banks)	2,049	75,383
CDK Global, Inc. (Software)	3,342	201,589
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,292	181,487
Chemed Corp. (Health Care Providers & Services)	428	139,862
Chemical Financial Corp. (Banks)	1,916	84,170
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	27,986	81,439
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	950	95,808
Ciena Corp.* (Communications Equipment)	3,854	147,839
Cinemark Holdings, Inc. (Entertainment)	2,854	120,011
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,585	75,414
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,362	103,512
CNO Financial Group, Inc. (Insurance)	4,307	71,281
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	5,315	47,622
Cognex Corp. (Electronic Equipment, Instruments & Components)	4,578	230,869
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	652	96,503
Colfax Corp.* (Machinery)	2,547	76,843
Commerce Bancshares, Inc. (Banks)	2,645	159,837
Commercial Metals Co. (Metals & Mining)	3,152	54,498
CommVault Systems, Inc.* (Software)	1,033	54,336
Compass Minerals International, Inc. (Metals & Mining)	908	52,110
Core Laboratories N.V. (Energy Equipment & Services)	1,188	75,307
Corecivic, Inc. (Equity Real Estate Investment Trusts)	3,180	66,176
CoreLogic, Inc.* (IT Services)	2,146	87,149
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	984	107,659
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	2,955	82,385
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	11,266	107,816

	Shares	Value
Common Stocks, continued
Covetrus, Inc.* (Health Care Providers & Services)	2,563	$84,246
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	644	108,669
Crane Co. (Machinery)	1,362	115,838
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,766	182,805
Cullen/Frost Bankers, Inc. (Banks)	1,688	171,653
Curtiss-Wright Corp. (Aerospace & Defense)	1,147	130,689
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	9,751	167,522
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	2,901	161,557
Dana Holding Corp. (Auto Components)	3,842	74,919
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	781	123,562
Delphi Technologies PLC (Auto Components)	2,371	52,470
Deluxe Corp. (Commercial Services & Supplies)	1,170	52,322
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,976	73,112
Dillard’s, Inc. - Class A (Multiline Retail)(a)	495	33,883
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,100	297,638
Domtar Corp. (Paper & Forest Products)	1,686	82,445
Donaldson Co., Inc. (Machinery)	3,427	183,482
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	4,334	178,517
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,215	165,305
Dycom Industries, Inc.* (Construction & Engineering)	843	41,804
Eagle Materials, Inc. (Construction Materials)	1,230	111,819
East West Bancorp, Inc. (Banks)	3,885	199,999
Eaton Vance Corp. (Capital Markets)	3,086	128,285
Edgewell Personal Care Co.* (Personal Products)	1,450	59,784
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	1,743	86,052
EMCOR Group, Inc. (Construction & Engineering)	1,501	126,294
Encompass Health Corp. (Health Care Providers & Services)	2,646	170,535
Energizer Holdings, Inc. (Household Products)	1,704	81,605
EnerSys (Electrical Equipment)	1,154	79,845
Ensco Rowan plc - Class A (Energy Equipment & Services)	5,278	73,734
EPR Properties (Equity Real Estate Investment Trusts)	2,007	158,272
EQT Corp. (Oil, Gas & Consumable Fuels)	6,827	139,612
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	5,451	113,544
Evercore Partners, Inc. - Class A (Capital Markets)	1,099	107,076
Exelixis, Inc.* (Biotechnology)	8,043	158,125
F.N.B. Corp. (Banks)	8,696	105,482
FactSet Research Systems, Inc. (Capital Markets)	1,019	281,112
Fair Isaac Corp.* (Software)	779	217,925
Federated Investors, Inc. - Class B (Capital Markets)	2,566	78,853
First American Financial Corp. (Insurance)	2,987	170,438
First Financial Bankshares, Inc. (Banks)	1,812	111,474
First Horizon National Corp. (Banks)	8,528	128,688
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,393	119,671
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,024	124,537
Five Below, Inc.* (Specialty Retail)	1,494	218,706
Flowers Foods, Inc. (Food Products)	4,917	106,896
Fulton Financial Corp. (Banks)	4,553	78,539
GATX Corp. (Trading Companies & Distributors)	981	75,665
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	1,508	133,684
Gentex Corp. (Auto Components)	6,947	159,990
Genworth Financial, Inc.* - Class A (Insurance)	13,419	50,858
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	2,041	92,029
Graco, Inc. (Machinery)	4,429	226,986
Graham Holdings Co. - Class B (Diversified Consumer Services)	117	86,981
Granite Construction, Inc. (Construction & Engineering)	1,251	56,157
Green Dot Corp.* - Class A (Consumer Finance)	1,276	81,371
Greif, Inc. - Class A (Containers & Packaging)	703	27,783
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,367	119,312
Hancock Holding Co. (Banks)	2,296	100,427
Hawaiian Electric Industries, Inc. (Electric Utilities)	2,919	121,080
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,358	103,695
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,978	66,955
HealthEquity, Inc.* (Health Care Providers & Services)	1,455	98,576
Helen of Troy, Ltd.* (Household Durables)	686	98,784
Herman Miller, Inc. (Commercial Services & Supplies)	1,578	61,258
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	2,775	123,710
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)(a)	1,786	181,136
HNI Corp. (Commercial Services & Supplies)	1,166	42,804
Home BancShares, Inc. (Banks)	4,159	79,811
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	4,406	114,556
Hubbell, Inc. (Electrical Equipment)	1,463	186,678
ICU Medical, Inc.* (Health Care Equipment & Supplies)	445	101,238
IDACORP, Inc. (Electric Utilities)	1,350	133,677
IDEX Corp. (Machinery)	2,031	318,177
Ingevity Corp.* (Chemicals)	1,115	128,236
Ingredion, Inc. (Food Products)	1,787	169,318
Inogen, Inc.* (Health Care Equipment & Supplies)	479	41,817
Insperity, Inc. (Professional Services)	998	119,321

	Shares	Value
Common Stocks, continued
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,896	$98,952
Interactive Brokers Group, Inc. - Class A (Capital Markets)	2,012	109,131
InterDigital, Inc. (Communications Equipment)	874	57,151
International Bancshares Corp. (Banks)	1,460	60,546
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	637	28,104
ITT, Inc. (Machinery)	2,342	141,808
j2 Global, Inc. (Software)	1,241	108,736
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	3,774	114,013
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	692	53,353
Janus Henderson Group PLC (Capital Markets)	4,421	110,834
JBG Smith Properties (Equity Real Estate Investment Trusts)	2,957	125,820
JetBlue Airways Corp.* (Airlines)	8,215	152,388
John Wiley & Sons, Inc. - Class A (Media)	1,212	55,970
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,223	189,039
KB Home (Household Durables)	2,268	58,764
KBR, Inc. (Construction & Engineering)	3,779	83,969
Kemper Corp. (Insurance)	1,631	146,594
Kennametal, Inc. (Machinery)	2,204	89,703
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	2,706	208,118
Kirby Corp.* (Marine)	1,444	118,004
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	3,338	111,322
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	2,282	188,653
Lancaster Colony Corp. (Food Products)	523	77,775
Landstar System, Inc. (Road & Rail)	1,075	117,132
Legg Mason, Inc. (Capital Markets)	2,292	76,667
Leidos Holdings, Inc. (IT Services)	3,917	287,820
LendingTree, Inc.* (Thrifts & Mortgage Finance)	199	76,579
Lennox International, Inc. (Building Products)	962	261,134
Liberty Property Trust (Equity Real Estate Investment Trusts)	3,965	196,823
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,250	119,113
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	548	68,966
Lincoln Electric Holdings, Inc. (Machinery)	1,695	147,923
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	662	133,095
LivaNova PLC* (Health Care Equipment & Supplies)	1,304	89,833
Live Nation Entertainment, Inc.* (Entertainment)	3,706	242,150
LiveRamp Holdings, Inc.* (IT Services)	1,829	106,686
LogMeIn, Inc. (Software)	1,362	112,229
Louisiana-Pacific Corp. (Paper & Forest Products)	3,628	90,882
Lumentum Holdings, Inc.* (Communications Equipment)	2,039	126,357
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	2,420	56,338
Mallinckrodt PLC* (Pharmaceuticals)	2,238	34,599
Manhattan Associates, Inc.* (Software)	1,742	117,498
ManpowerGroup, Inc. (Professional Services)	1,618	155,393
MarketAxess Holdings, Inc. (Capital Markets)	1,010	281,114
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,054	111,334
Masimo Corp.* (Health Care Equipment & Supplies)	1,311	170,627
MasTec, Inc.* (Construction & Engineering)	1,650	83,573
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	2,777	54,679
MAXIMUS, Inc. (IT Services)	1,710	125,942
McDermott International, Inc.* (Energy Equipment & Services)	4,845	39,196
MDU Resources Group, Inc. (Multi-Utilities)	5,255	137,418
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	10,212	178,302
Medidata Solutions, Inc.* (Health Care Technology)	1,669	150,778
MEDNAX, Inc.* (Health Care Providers & Services)	2,356	65,897
Mercury General Corp. (Insurance)	727	39,098
Meredith Corp. (Media)	1,071	63,189
Minerals Technologies, Inc. (Chemicals)	944	59,255
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,452	132,147
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,674	217,001
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,058	164,741
MSA Safety, Inc. (Commercial Services & Supplies)	940	103,315
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	1,210	101,216
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	4,359	118,739
Murphy USA, Inc.* (Specialty Retail)	804	68,718
National Fuel Gas Co. (Gas Utilities)	2,312	136,894
National Instruments Corp. (Electronic Equipment, Instruments & Components)	3,012	141,865
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	4,331	227,897
Navient Corp. (Consumer Finance)	5,832	78,790
NCR Corp.* (Technology Hardware, Storage & Peripherals)	3,187	92,264
NetScout Systems, Inc.* (Communications Equipment)	1,877	55,184
New Jersey Resources Corp. (Gas Utilities)	2,379	119,140
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	12,524	145,655
NewMarket Corp. (Chemicals)	234	98,182
Nordson Corp. (Machinery)	1,383	201,849
NorthWestern Corp. (Multi-Utilities)	1,349	94,228
NOW, Inc.* (Trading Companies & Distributors)	2,906	42,486
Nu Skin Enterprises, Inc. - Class A (Personal Products)	1,484	75,491
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,384	83,870
nVent Electric PLC (Electrical Equipment)	4,322	120,800
NVR, Inc.* (Household Durables)	91	286,875

	Shares	Value
Common Stocks, continued
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	7,244	$44,188
Oceaneering International, Inc.* (Energy Equipment & Services)	2,649	50,861
OGE Energy Corp. (Electric Utilities)	5,351	226,562
Old Dominion Freight Line, Inc. (Road & Rail)	1,740	259,748
Old Republic International Corp. (Insurance)	7,627	170,540
Olin Corp. (Chemicals)	4,419	95,848
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,382	132,174
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	5,473	193,689
ONE Gas, Inc. (Gas Utilities)	1,409	124,725
Oshkosh Corp. (Machinery)	1,877	155,021
Owens-Illinois, Inc. (Containers & Packaging)	4,117	81,352
PacWest Bancorp (Banks)	3,237	128,023
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)(a)	603	30,849
Patterson Cos., Inc. (Health Care Providers & Services)	2,214	48,354
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,726	77,816
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	3,212	107,859
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	3,498	113,895
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)(a)	2,849	61,738
Perspecta, Inc. (IT Services)	3,769	86,989
Pinnacle Financial Partners, Inc. (Banks)	1,953	113,411
Plantronics, Inc. (Communications Equipment)	878	45,199
PNM Resources, Inc. (Electric Utilities)	2,135	99,149
Polaris Industries, Inc. (Leisure Products)	1,536	148,070
PolyOne Corp. (Chemicals)	2,083	57,574
Pool Corp. (Distributors)	1,056	194,029
Post Holdings, Inc.* (Food Products)	1,782	200,974
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,819	70,323
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	1,581	153,072
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,388	40,835
Primerica, Inc. (Insurance)	1,141	148,661
Prosperity Bancshares, Inc. (Banks)	1,778	130,932
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	536	82,340
PTC, Inc.* (Software)	2,861	258,835
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	6,334	47,632
Range Resources Corp. (Oil, Gas & Consumable Fuels)	5,564	50,299
Rayonier, Inc. (Equity Real Estate Investment Trusts)	3,470	110,311
Realogy Holdings Corp. (Real Estate Management & Development)	3,041	39,594
Regal Beloit Corp. (Electrical Equipment)	1,147	97,587
Reinsurance Group of America, Inc. (Insurance)	1,683	254,992
Reliance Steel & Aluminum Co. (Metals & Mining)	1,798	165,344
RenaissanceRe Holdings, Ltd. (Insurance)	1,131	175,712
Resideo Technologies, Inc.* (Building Products)	3,295	74,797
Royal Gold, Inc. (Metals & Mining)	1,756	152,877
RPM International, Inc. (Chemicals)	3,528	213,974
Ryder System, Inc. (Road & Rail)	1,423	89,649
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	4,779	93,477
Sabre Corp. (IT Services)	7,380	153,209
Sally Beauty Holdings, Inc.* (Specialty Retail)	3,231	57,189
Sanderson Farms, Inc. (Food Products)	522	79,151
Science Applications International Corp. (IT Services)	1,364	102,232
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	1,483	34,302
SEI Investments Co. (Capital Markets)	3,460	188,397
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,758	94,703
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	6,371	51,159
Sensient Technologies Corp. (Chemicals)	1,133	79,446
Service Corp. International (Diversified Consumer Services)	4,859	202,184
Signature Bank (Banks)	1,476	194,935
Signet Jewelers, Ltd. (Specialty Retail)	1,391	32,243
Silgan Holdings, Inc. (Containers & Packaging)	2,072	62,036
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,155	124,347
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,915	101,667
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	3,577	113,248
SLM Corp. (Consumer Finance)	11,706	118,933
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,767	44,078
Sonoco Products Co. (Containers & Packaging)	2,677	168,811
Sotheby’s* - Class A (Diversified Consumer Services)	882	37,203
Southwest Gas Corp. (Gas Utilities)	1,422	118,296
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	14,506	57,299
Spire, Inc. (Gas Utilities)	1,360	114,498
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	3,326	71,243
Steel Dynamics, Inc. (Metals & Mining)	6,152	194,895
Stericycle, Inc.* (Commercial Services & Supplies)	2,285	133,422
STERIS PLC (Health Care Equipment & Supplies)	2,267	296,931
Sterling Bancorp (Banks)	5,700	122,094
Stifel Financial Corp. (Capital Markets)	1,926	114,924
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	922	34,732
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,632	76,590
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	1,113	120,070
Synovus Financial Corp. (Banks)	4,265	157,208
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	2,517	45,457

	Shares	Value
Common Stocks, continued
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	1,638	$80,753
TCF Financial Corp. (Banks)	4,394	97,239
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	1,000	106,610
TEGNA, Inc. (Media)	5,783	92,065
Teledyne Technologies, Inc.* (Aerospace & Defense)	970	241,055
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,512	80,083
Tempur Sealy International, Inc.* (Household Durables)	1,230	75,522
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,229	48,815
Teradata Corp.* (IT Services)	3,143	142,912
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,653	227,997
Terex Corp. (Machinery)	1,659	55,294
Texas Capital Bancshares, Inc.* (Banks)	1,346	87,127
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,787	96,516
The Boston Beer Co., Inc.* - Class A (Beverages)	233	72,232
The Brink’s Co. (Commercial Services & Supplies)	1,330	106,307
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,118	55,475
The Chemours Co. (Chemicals)	4,476	161,181
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	3,235	64,765
The Goodyear Tire & Rubber Co. (Auto Components)(a)	6,223	119,544
The Hain Celestial Group, Inc.* (Food Products)	2,400	52,368
The Hanover Insurance Group, Inc. (Insurance)	1,087	131,103
The Michaels Cos., Inc.* (Specialty Retail)	2,411	27,100
The New York Times Co. - Class A (Media)	3,805	126,136
The Scotts Miracle-Gro Co. - Class A (Chemicals)	1,053	89,526
The Timken Co. (Machinery)	1,827	87,605
The Toro Co. (Machinery)	2,844	208,039
The Ultimate Software Group, Inc.* (Software)	849	280,722
The Wendy’s Co. (Hotels, Restaurants & Leisure)	4,874	90,705
Thor Industries, Inc. (Automobiles)	1,402	92,350
Toll Brothers, Inc. (Household Durables)	3,595	136,970
Tootsie Roll Industries, Inc. (Food Products)(a)	510	19,803
Transocean, Ltd.* (Energy Equipment & Services)	13,569	106,653
TreeHouse Foods, Inc.* (Food Products)	1,500	100,470
Trex Co., Inc.* (Building Products)	1,581	109,516
TRI Pointe Group, Inc.* (Household Durables)	3,797	49,551
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	6,740	275,126
Trinity Industries, Inc. (Machinery)	3,573	77,034
Trustmark Corp. (Banks)	1,747	62,822
Tupperware Brands Corp. (Household Durables)	1,304	31,035
Tyler Technologies, Inc.* (Software)	1,026	237,940
UGI Corp. (Gas Utilities)	4,659	253,963
UMB Financial Corp. (Banks)	1,183	82,644
Umpqua Holdings Corp. (Banks)	5,905	102,511
United Bankshares, Inc. (Banks)	2,736	107,361
United States Steel Corp. (Metals & Mining)	4,642	72,415
United Therapeutics Corp.* (Biotechnology)	1,172	120,212
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	4,796	52,708
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,136	181,306
Urban Edge Properties (Equity Real Estate Investment Trusts)	3,064	56,898
Urban Outfitters, Inc.* (Specialty Retail)	2,019	60,025
Valley National Bancorp (Banks)	8,897	93,241
Valmont Industries, Inc. (Construction & Engineering)	588	79,286
Valvoline, Inc. (Chemicals)	5,042	93,277
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,924	152,574
ViaSat, Inc.* (Communications Equipment)	1,524	138,410
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	3,543	70,187
Visteon Corp.* (Auto Components)	757	49,977
W.R. Berkley Corp. (Insurance)	3,874	237,476
Washington Federal, Inc. (Thrifts & Mortgage Finance)	2,174	72,046
Watsco, Inc. (Trading Companies & Distributors)	861	136,442
Webster Financial Corp. (Banks)	2,473	131,390
Weight Watchers International, Inc.* (Diversified Consumer Services)	1,041	21,257
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	3,206	92,782
Werner Enterprises, Inc. (Road & Rail)	1,171	39,229
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,988	246,094
WEX, Inc.* (IT Services)	1,155	242,896
Williams-Sonoma, Inc. (Specialty Retail)	2,148	122,800
Wintrust Financial Corp. (Banks)	1,514	115,367
Woodward, Inc. (Machinery)	1,497	163,023
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,800	55,530
World Wrestling Entertainment, Inc. - Class A (Entertainment)	1,172	98,272
Worthington Industries, Inc. (Metals & Mining)	1,052	42,217
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	10,592	147,123
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	2,531	110,250
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	2,623	146,154
XPO Logistics, Inc.* (Air Freight & Logistics)(a)	2,926	199,202
Yelp, Inc.* (Interactive Media & Services)	2,022	81,002
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,444	304,885
TOTAL COMMON STOCKS (Cost $30,500,893)		46,709,973

	Principal Amount	Value
Repurchase Agreements(b)(c) (42.6%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $36,966,603	$36,964,000	$36,964,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,964,000)		36,964,000

	Shares	Value
Collateral for Securities Loaned (0.4%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(d)	244,349	$244,349
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(d)	63,366	63,366
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $307,715)		307,715

TOTAL INVESTMENT SECURITIES (Cost $67,772,608) - 96.8%		83,981,688
Net other assets (liabilities) - 3.2%		2,796,430

NET ASSETS - 100.0%		$86,778,118

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $302,413.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $13,832,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	87	6/24/19	$17,164,230	$666,034

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	5/28/19	2.88%	$43,508,636	$(68,666)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	5/28/19	2.63%	16,701,497	(24,772)
				$60,210,133	$(93,438)

S&P MidCap 400	UBS AG	5/28/19	2.88%	$22,308,366	$(36,198)
SPDR S&P MidCap 400 ETF	UBS AG	5/28/19	2.73%	27,437,407	(52,544)
				$49,745,773	$(88,742)
				$109,955,906	$(182,180)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraMid-Cap ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$371,744	0.4%
Air Freight & Logistics	199,202	0.2%
Airlines	152,388	0.2%
Auto Components	510,746	0.6%
Automobiles	92,350	0.1%
Banks	3,453,073	4.1%
Beverages	72,232	0.1%
Biotechnology	347,303	0.4%
Building Products	445,447	0.5%
Capital Markets	1,476,393	1.7%
Chemicals	1,284,008	1.5%
Commercial Services & Supplies	669,895	0.8%
Communications Equipment	570,140	0.7%
Construction & Engineering	612,887	0.7%
Construction Materials	111,819	0.1%
Consumer Finance	279,094	0.3%
Containers & Packaging	667,809	0.8%
Distributors	194,029	0.2%
Diversified Consumer Services	423,972	0.5%
Electric Utilities	692,950	0.8%
Electrical Equipment	641,337	0.7%
Electronic Equipment, Instruments & Components	1,985,490	2.3%
Energy Equipment & Services	505,844	0.6%
Entertainment	460,433	0.5%
Equity Real Estate Investment Trusts	4,353,626	5.2%
Food & Staples Retailing	201,078	0.2%
Food Products	806,755	0.9%
Gas Utilities	867,515	1.0%
Health Care Equipment & Supplies	1,642,278	1.9%
Health Care Providers & Services	1,049,096	1.2%
Health Care Technology	196,091	0.2%
Hotels, Restaurants & Leisure	1,924,762	2.2%
Household Durables	737,501	0.8%
Household Products	81,605	0.1%
Industrial Conglomerates	217,080	0.3%
Insurance	2,375,174	2.7%
Interactive Media & Services	115,588	0.1%
IT Services	1,465,665	1.7%
Leisure Products	267,492	0.3%
Life Sciences Tools & Services	780,697	0.9%
Machinery	2,370,507	2.7%
Marine	118,004	0.1%
Media	548,444	0.6%
Metals & Mining	881,368	1.0%
Multiline Retail	166,057	0.2%
Multi-Utilities	336,930	0.4%
Oil, Gas & Consumable Fuels	1,155,507	1.3%
Paper & Forest Products	173,327	0.2%
Personal Products	135,275	0.2%
Pharmaceuticals	250,367	0.3%
Professional Services	363,663	0.4%
Real Estate Management & Development	228,633	0.3%
Road & Rail	811,412	0.9%
Semiconductors & Semiconductor Equipment	1,662,825	1.9%
Software	1,803,584	2.1%
Specialty Retail	993,353	1.1%
Technology Hardware, Storage & Peripherals	92,264	0.1%
Textiles, Apparel & Luxury Goods	366,020	0.4%
Thrifts & Mortgage Finance	294,280	0.3%
Trading Companies & Distributors	355,809	0.4%
Water Utilities	219,673	0.3%
Wireless Telecommunication Services	80,083	0.1%
Other **	40,068,145	46.2%
Total	$86,778,118	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (53.2%)
Activision Blizzard, Inc. (Entertainment)	25,605	$1,234,417
Adobe Systems, Inc.* (Software)	16,349	4,728,948
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	33,699	931,103
Alexion Pharmaceuticals, Inc.* (Biotechnology)	7,491	1,019,750
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,681	870,467
Alphabet, Inc.* - Class A (Interactive Media & Services)	9,294	11,143,134
Alphabet, Inc.* - Class C (Interactive Media & Services)	10,631	12,634,731
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	14,840	28,589,557
American Airlines Group, Inc. (Airlines)	15,053	514,512
Amgen, Inc. (Biotechnology)	20,858	3,740,256
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	12,346	1,435,099
Apple, Inc. (Technology Hardware, Storage & Peripherals)	142,446	28,584,639
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	31,825	1,402,528
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,404	502,003
Autodesk, Inc.* (Software)(a)	7,342	1,308,418
Automatic Data Processing, Inc. (IT Services)	14,594	2,399,108
Baidu, Inc.*ADR (Interactive Media & Services)	9,341	1,552,754
Biogen, Inc.* (Biotechnology)	6,594	1,511,609
BioMarin Pharmaceutical, Inc.* (Biotechnology)	5,979	511,384
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	1,509	2,799,180
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	13,281	4,228,670
Cadence Design Systems, Inc.* (Software)	9,399	652,103
Celgene Corp.* (Biotechnology)	23,538	2,228,107
Cerner Corp.* (Health Care Technology)	10,873	722,511
Charter Communications, Inc.* - Class A (Media)	7,554	2,803,969
Check Point Software Technologies, Ltd.* (Software)	5,237	632,420
Cintas Corp. (Commercial Services & Supplies)	3,504	760,859
Cisco Systems, Inc. (Communications Equipment)	147,563	8,256,150
Citrix Systems, Inc. (Software)	4,416	445,839
Cognizant Technology Solutions Corp. (IT Services)	19,278	1,406,523
Comcast Corp. - Class A (Media)	151,401	6,590,485
Costco Wholesale Corp. (Food & Staples Retailing)	14,764	3,625,005
CSX Corp. (Road & Rail)	27,341	2,177,163
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	16,318	718,808
Dollar Tree, Inc.* (Multiline Retail)	7,977	887,681
eBay, Inc. (Internet & Direct Marketing Retail)	30,668	1,188,385
Electronic Arts, Inc.* (Entertainment)	10,043	950,570
Expedia, Inc. (Internet & Direct Marketing Retail)	4,505	584,929
Facebook, Inc.* - Class A (Interactive Media & Services)	72,741	14,068,110
Fastenal Co. (Trading Companies & Distributors)	9,592	676,716
Fiserv, Inc.* (IT Services)	13,127	1,145,199
Fox Corp.* - Class A (Media)	11,826	461,096
Fox Corp.* - Class B (Media)	8,922	343,497
Gilead Sciences, Inc. (Biotechnology)	42,757	2,780,914
Hasbro, Inc. (Leisure Products)	4,218	429,645
Henry Schein, Inc.* (Health Care Providers & Services)	5,075	325,105
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)(a)	2,883	668,856
Illumina, Inc.* (Life Sciences Tools & Services)	4,928	1,537,536
Incyte Corp.* (Biotechnology)	7,175	551,040
Intel Corp. (Semiconductors & Semiconductor Equipment)	150,746	7,694,077
Intuit, Inc. (Software)	8,685	2,180,456
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)(a)	3,838	1,959,798
J.B. Hunt Transport Services, Inc. (Road & Rail)	3,645	344,380
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	30,993	938,158
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	5,074	646,834
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	5,115	1,061,004
Liberty Global PLC* - Class A (Media)	6,855	185,154
Liberty Global PLC* - Class C (Media)	17,650	461,548
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	4,077	718,979
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	11,435	1,559,963
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	9,166	549,960
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	1,515	733,472
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,944	793,526
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	37,579	1,580,573
Microsoft Corp. (Software)	231,742	30,265,506
Mondelez International, Inc. - Class A (Food Products)	48,411	2,461,700
Monster Beverage Corp.* (Beverages)	18,207	1,085,137
Mylan N.V.* (Pharmaceuticals)	17,295	466,792
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	8,279	603,125
Netease.com, Inc.ADR (Entertainment)	2,454	698,237
Netflix, Inc.* (Entertainment)	14,635	5,422,853
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)(a)	20,315	3,677,015
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	11,019	1,163,827
O’Reilly Automotive, Inc.* (Specialty Retail)	2,627	994,503
PACCAR, Inc. (Machinery)	11,623	833,020
Paychex, Inc. (IT Services)	12,037	1,014,839
PayPal Holdings, Inc.* (IT Services)	39,326	4,434,793

	Shares	Value
Common Stocks, continued
PepsiCo, Inc. (Beverages)	47,087	$6,029,490
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	40,571	3,494,380
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,599	1,234,961
Ross Stores, Inc. (Specialty Retail)	12,423	1,213,231
Sirius XM Holdings, Inc. (Media)	145,677	846,383
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	5,835	514,530
Starbucks Corp. (Hotels, Restaurants & Leisure)	41,687	3,238,245
Symantec Corp. (Software)	21,428	518,772
Synopsys, Inc.* (Software)	5,017	607,458
Take-Two Interactive Software, Inc.* (Entertainment)	3,793	367,276
Tesla Motors, Inc.* (Automobiles)	5,790	1,382,015
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	31,459	3,706,814
The Kraft Heinz Co. (Food Products)	40,877	1,358,751
The Walt Disney Co. (Entertainment)	2	282
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	28,501	2,080,288
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	1,988	693,772
United Continental Holdings, Inc.* (Airlines)	8,939	794,319
VeriSign, Inc.* (IT Services)	4,013	792,367
Verisk Analytics, Inc. - Class A (Professional Services)	5,481	773,588
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,570	1,448,159
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	31,626	1,694,205
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	9,748	498,318
Willis Towers Watson PLC (Insurance)	4,328	797,824
Workday, Inc.* - Class A (Software)	5,062	1,040,899
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	3,608	521,176
Xcel Energy, Inc. (Electric Utilities)	17,237	973,891
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	8,487	1,019,628
TOTAL COMMON STOCKS (Cost $81,964,346)		281,431,739

	Principal Amount	Value
Repurchase Agreements(b)(c) (48.3%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $255,326,977	$255,309,000	$255,309,000
TOTAL REPURCHASE AGREEMENTS (Cost $255,309,000)		255,309,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.44%(d)	145,236	$145,236
Invesco Government & Agency Portfolio - Institutional Shares, 2.51%(d)	37,664	37,664
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $182,900)		182,900

TOTAL INVESTMENT SECURITIES (Cost $337,456,246) - 101.5%		536,923,639
Net other assets (liabilities) - (1.5)%		(7,995,011)

NET ASSETS - 100.0%		$528,928,628

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of April 30, 2019. The total value of securities on loan as of April 30, 2019 was $179,784.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $97,259,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on April 30, 2019.

NYS               New York Shares

ADR              American Depositary Receipt

NM                   Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	429	6/24/19	$66,887,535	$5,630,496

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	5/28/19	2.98%	$224,076,099	$(1,743,486)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	5/28/19	2.78%	133,748,525	(1,118,188)
				$357,824,624	$(2,861,674)

Nasdaq-100 Index	UBS AG	5/28/19	2.93%	$212,401,750	$(1,586,937)
Invesco QQQ Trust, Series 1 ETF	UBS AG	5/28/19	2.93%	139,954,890	(1,104,273)
				$352,356,640	$(2,691,210)
				$710,181,264	$(5,552,884)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Airlines	$1,308,831	0.2%
Automobiles	1,382,015	0.3%
Beverages	7,114,628	1.3%
Biotechnology	15,026,181	2.8%
Commercial Services & Supplies	760,859	0.1%
Communications Equipment	8,256,150	1.6%
Electric Utilities	973,891	0.2%
Entertainment	8,673,635	1.6%
Food & Staples Retailing	5,319,210	1.0%
Food Products	3,820,451	0.7%
Health Care Equipment & Supplies	3,499,121	0.7%
Health Care Providers & Services	325,105	0.1%
Health Care Technology	722,511	0.1%
Hotels, Restaurants & Leisure	5,319,384	1.0%
Insurance	797,824	0.2%
Interactive Media & Services	39,398,728	7.4%
Internet & Direct Marketing Retail	35,552,489	6.8%
IT Services	11,192,829	2.1%
Leisure Products	429,645	0.1%
Life Sciences Tools & Services	1,537,536	0.3%
Machinery	833,020	0.2%
Media	11,692,132	2.2%
Multiline Retail	887,681	0.2%
Pharmaceuticals	466,792	0.1%
Professional Services	773,588	0.1%
Road & Rail	2,521,543	0.5%
Semiconductors & Semiconductor Equipment	34,401,571	6.5%
Software	42,380,818	8.1%
Specialty Retail	2,901,506	0.5%
Technology Hardware, Storage & Peripherals	29,686,082	5.6%
Textiles, Apparel & Luxury Goods	718,979	0.1%
Trading Companies & Distributors	676,716	0.1%
Wireless Telecommunication Services	2,080,288	0.4%
Other **	247,496,889	46.8%
Total	$528,928,628	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraShort China ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (132.1%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $3,022,213	$3,022,000	$3,022,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,022,000)		3,022,000

TOTAL INVESTMENT SECURITIES (Cost $3,022,000) - 132.1%		3,022,000
Net other assets (liabilities) - (32.1)%		(735,182)

NET ASSETS - 100.0%		$2,286,818

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $246,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	5/28/19	(1.43)%	$(1,526,148)	$(577)
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	5/28/19	(1.18)%	(3,043,475)	(727)
				$(4,569,623)	$(1,304)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Dow 30 ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.8%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $3,775,266	$3,775,000	$3,775,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,775,000)		3,775,000

TOTAL INVESTMENT SECURITIES (Cost $3,775,000) - 98.8%		3,775,000
Net other assets (liabilities) - 1.2%		44,262

NET ASSETS - 100.0%		$3,819,262

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $1,293,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	4	6/24/19	$(531,260)	$(17,023)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	5/28/19	(2.63)%	$(3,261,211)	$(4,486)
Dow Jones Industrial Average	UBS AG	5/28/19	(2.63)%	(3,858,614)	(5,308)
				$(7,119,825)	$(9,794)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Emerging Markets ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (105.3%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $2,179,153	$2,179,000	$2,179,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,179,000)		2,179,000

TOTAL INVESTMENT SECURITIES (Cost $2,179,000) - 105.3%		2,179,000
Net other assets (liabilities) - (5.3)%		(110,108)

NET ASSETS - 100.0%		$2,068,892

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $169,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	5/28/19	(1.93)%	$(1,671,157)	$4,199
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	5/28/19	(1.93)%	(2,463,803)	6,770
				$(4,134,960)	$10,969

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort International ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (107.3%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $2,599,183	$2,599,000	$2,599,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,599,000)		2,599,000

TOTAL INVESTMENT SECURITIES (Cost $2,599,000) - 107.3%		2,599,000
Net other assets (liabilities) - (7.3)%		(177,464)

NET ASSETS - 100.0%		$2,421,536

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $202,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	5/28/19	(2.03)%	$(1,404,349)	$727
MSCI EAFE Index	UBS AG	5/28/19	(2.13)%	(3,424,599)	1,962
				$(4,828,948)	$2,689

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Japan ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (83.4%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $976,069	$976,000	$976,000
TOTAL REPURCHASE AGREEMENTS (Cost $976,000)		976,000

TOTAL INVESTMENT SECURITIES (Cost $976,000) - 83.4%		976,000
Net other assets (liabilities) - 16.6%		194,712

NET ASSETS - 100.0%		$1,170,712

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	20	6/14/19	$(2,236,000)	$(56,787)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	5/28/19	(2.63)%	$(106,656)	$251

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Latin America ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (73.2%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $2,776,195	$2,776,000	$2,776,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,776,000)		2,776,000

TOTAL INVESTMENT SECURITIES (Cost $2,776,000) - 73.2%		2,776,000
Net other assets (liabilities) - 26.8%		1,014,020

NET ASSETS - 100.0%		$3,790,020

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $293,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	5/28/19	(1.83)%	$(3,519,895)	$(3,008)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	5/28/19	(1.93)%	(4,063,556)	(3,620)
				$(7,583,451)	$(6,628)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Mid-Cap ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (93.8%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $1,749,123	$1,749,000	$1,749,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,749,000)		1,749,000

TOTAL INVESTMENT SECURITIES (Cost $1,749,000) - 93.8%		1,749,000
Net other assets (liabilities) - 6.2%		116,403

NET ASSETS - 100.0%		$1,865,403

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $752,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	2	6/24/19	$(394,580)	$(17,134)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	5/28/19	(2.48)%	$(1,531,694)	$2,142
S&P MidCap 400	UBS AG	5/28/19	(2.43)%	(1,806,437)	2,908
				$(3,338,131)	$5,050

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Nasdaq-100 ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (93.4%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $12,652,891	$12,652,000	$12,652,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,652,000)		12,652,000

TOTAL INVESTMENT SECURITIES (Cost $12,652,000) - 93.4%		12,652,000
Net other assets (liabilities) - 6.6%		891,148

NET ASSETS - 100.0%		$13,543,148

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $4,133,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	26	6/24/19	$(4,053,790)	$(341,403)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	5/28/19	(2.73)%	$(12,932,777)	$83,859
Nasdaq-100 Index	UBS AG	5/28/19	(2.58)%	(10,202,946)	76,130
				$(23,135,723)	$159,989

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Small-Cap ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.6%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $5,584,393	$5,584,000	$5,584,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,584,000)		5,584,000

TOTAL INVESTMENT SECURITIES (Cost $5,584,000) - 98.6%		5,584,000
Net other assets (liabilities) - 1.4%		79,273

NET ASSETS - 100.0%		$5,663,273

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $2,250,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	22	6/24/19	$(1,752,740)	$(48,590)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	5/28/19	(2.18)%	$(616,530)	$2,330
Russell 2000 Index	UBS AG	5/28/19	(1.93)%	(8,984,737)	40,675
				$(9,601,267)	$43,005

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: April 30, 2019 (unaudited)

	Shares	Value
Common Stocks (20.4%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	390	$8,303
22nd Century Group, Inc.* (Tobacco)	1,885	4,128
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	910	9,682
8x8, Inc.* (Software)	715	17,103
A10 Networks, Inc.* (Software)	715	4,619
AAON, Inc. (Building Products)	325	16,318
AAR Corp. (Aerospace & Defense)	260	8,780
Aaron’s, Inc. (Specialty Retail)	520	28,958
Abeona Therapeutics, Inc.* (Biotechnology)	325	2,503
Abercrombie & Fitch Co. - Class A (Specialty Retail)	520	15,543
ABM Industries, Inc. (Commercial Services & Supplies)	520	19,744
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,950	2,691
Acacia Communications, Inc.* (Communications Equipment)	260	15,049
Acacia Research Corp.* (Professional Services)	910	2,894
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	780	18,759
Acadia Realty Trust (Equity Real Estate Investment Trusts)	650	18,356
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	260	5,070
Acceleron Pharma, Inc.* (Biotechnology)	325	13,237
ACCO Brands Corp. (Commercial Services & Supplies)	910	8,317
Accuray, Inc.* (Health Care Equipment & Supplies)	1,170	4,844
Achillion Pharmaceuticals, Inc.* (Biotechnology)	1,755	5,195
ACI Worldwide, Inc.* (Software)	845	30,014
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	325	2,048
Acorda Therapeutics, Inc.* (Biotechnology)	390	4,076
Actuant Corp. - Class A (Machinery)	520	13,302
Acushnet Holdings Corp. (Leisure Products)	325	8,193
Adtalem Global Education, Inc.* (Diversified Consumer Services)	455	22,440
ADTRAN, Inc. (Communications Equipment)	455	7,799
Aduro Biotech, Inc.* (Biotechnology)	715	2,924
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	585	18,919
Advanced Drainage Systems, Inc. (Building Products)	390	10,940
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	325	18,772
AdvanSix, Inc.* (Chemicals)	260	7,860
Adverum Biotechnologies, Inc.* (Biotechnology)	780	5,031
Aegion Corp.* (Construction & Engineering)	325	6,471
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	260	9,919
Aerohive Networks, Inc.* (Communications Equipment)	780	2,636
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	520	17,607
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	325	5,561
Agenus, Inc.* (Biotechnology)	1,495	3,842
AgeX Therapeutics, Inc.* (Biotechnology)	130	593
Agree Realty Corp. (Equity Real Estate Investment Trusts)	260	17,022
AgroFresh Solutions, Inc.* (Chemicals)	520	1,659
Aimmune Therapeutics, Inc.* (Biotechnology)	390	7,855
Air Transport Services Group, Inc.* (Air Freight & Logistics)	520	12,236
Aircastle, Ltd. (Trading Companies & Distributors)	455	9,064
AK Steel Holding Corp.* (Metals & Mining)	2,600	6,292
Akebia Therapeutics, Inc.* (Biotechnology)	585	3,533
Akorn, Inc.* (Pharmaceuticals)	780	2,106
Alarm.com Holdings, Inc.* (Software)	260	18,429
Albany International Corp. - Class A (Machinery)	260	19,232
Alder Biopharmaceuticals, Inc.* (Biotechnology)	520	7,067
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	585	13,818
Allegheny Technologies, Inc.* (Metals & Mining)	910	22,677
ALLETE, Inc. (Electric Utilities)	390	31,766
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,365	13,473
Alta Mesa Resources, Inc.* (Oil, Gas & Consumable Fuels)	975	215
Altair Engineering, Inc.* - Class A (Software)	260	10,254
Alteryx, Inc.* (Software)	260	23,046
Altra Industrial Motion Corp. (Machinery)	260	9,747
AMAG Pharmaceuticals, Inc.* (Biotechnology)	325	3,627
Ambac Financial Group, Inc.* (Insurance)	390	7,293
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	260	13,031
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	455	6,898
Amedisys, Inc.* (Health Care Providers & Services)	195	24,924
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	325	15,012
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	910	13,423
American Eagle Outfitters, Inc. (Specialty Retail)	1,170	27,823
American Equity Investment Life Holding Co. (Insurance)	650	19,117
American Outdoor Brands Corp.* (Leisure Products)	520	5,122
American Software, Inc. - Class A (Software)	325	4,209
American States Water Co. (Water Utilities)	260	18,504
American Vanguard Corp. (Chemicals)	325	5,116
Americold Realty Trust (Equity Real Estate Investment Trusts)	455	14,565
Ameris Bancorp (Banks)	325	11,850
Amicus Therapeutics, Inc.* (Biotechnology)	1,430	19,075
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	975	8,834
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	325	16,920
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	715	9,202

	Shares	Value
Common Stocks, continued
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	390	$8,420
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	1,950	1,111
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	585	2,621
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	325	6,676
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	260	16,346
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	1,820	4,896
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	1,105	4,630
Apellis Pharmaceuticals, Inc.* (Biotechnology)	325	6,438
Apogee Enterprises, Inc. (Building Products)	260	10,478
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	975	18,271
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	260	5,031
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	260	15,584
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,300	444
Aratana Therapeutics, Inc.* (Pharmaceuticals)	845	3,972
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	597	8,155
Arbutus BioPharma Corp.* (Biotechnology)	585	1,574
ArcBest Corp. (Road & Rail)	195	5,959
Archrock, Inc. (Energy Equipment & Services)	1,040	10,514
Ardelyx, Inc.* (Biotechnology)	780	2,652
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	520	3,630
Arena Pharmaceuticals, Inc.* (Biotechnology)	390	17,843
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	325	4,940
Argo Group International Holdings, Ltd. (Insurance)	260	20,298
Arlington Asset Investment Corp. - Class A (Capital Markets)	390	3,062
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	520	2,064
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	455	7,348
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	390	7,441
ArQule, Inc.* (Biotechnology)	1,105	6,597
Array BioPharma, Inc.* (Biotechnology)	1,495	33,801
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	780	14,024
Artisan Partners Asset Management, Inc. (Capital Markets)	390	11,053
Ascena Retail Group, Inc.* (Specialty Retail)	1,690	2,011
ASGN, Inc.* (Professional Services)	390	24,585
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	910	5,014
Assertio Therapeutics, Inc.* (Pharmaceuticals)	715	2,982
AT Home Group, Inc.* (Specialty Retail)	260	6,107
Atara Biotherapeutics, Inc.* (Biotechnology)	325	10,920
Athenex, Inc.* (Biotechnology)	390	3,853
Athersys, Inc.* (Biotechnology)	1,950	3,023
Atkore International Group, Inc.* (Electrical Equipment)	390	9,656
Atlantic Capital Bancshares, Inc.* (Banks)	260	4,534
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	1,755	4,054
AtriCure, Inc.* (Health Care Equipment & Supplies)	325	9,757
Audentes Therapeutics, Inc.* (Biotechnology)	260	9,825
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	325	13,634
Avaya Holdings Corp.* - Class C (Software)	845	16,123
Aveo Phamaceuticals, Inc.* (Biotechnology)	1,690	1,560
Avid Bioservices, Inc.* (Biotechnology)	1,040	4,982
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	585	4,446
Avis Budget Group, Inc.* (Road & Rail)	520	18,486
Avista Corp. (Multi-Utilities)	455	19,629
AVX Corp. (Electronic Equipment, Instruments & Components)	455	7,421
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	325	6,919
AxoGen, Inc.* (Health Care Equipment & Supplies)	260	6,105
Axon Enterprise, Inc.* (Aerospace & Defense)	390	24,766
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	455	14,888
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	585	3,335
AZZ, Inc. (Electrical Equipment)	195	9,261
B&G Foods, Inc. - Class A (Food Products)	520	13,519
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	1,235	431
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	260	14,425
Balchem Corp. (Chemicals)	260	26,393
Banc of California, Inc. (Banks)	390	5,659
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	325	7,030
BancorpSouth Bank (Banks)	715	21,793
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	390	15,608
Banner Corp. (Banks)	260	13,785
Barnes & Noble Education, Inc.* (Specialty Retail)	585	2,516
Barnes & Noble, Inc. (Specialty Retail)	780	3,923
Barnes Group, Inc. (Machinery)	390	21,692
BBX Capital Corp. (Hotels, Restaurants & Leisure)	715	3,961
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	520	19,583
Beazer Homes USA, Inc.* (Household Durables)	390	5,183
Bed Bath & Beyond, Inc. (Specialty Retail)	1,040	17,378

	Shares	Value
Common Stocks, continued
Belden, Inc. (Electronic Equipment, Instruments & Components)	325	$18,054
Bellicum Pharmaceutials, Inc.* (Biotechnology)	585	1,784
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	390	10,542
Berkshire Hills Bancorp, Inc. (Banks)	325	9,747
Big Lots, Inc. (Multiline Retail)	325	12,077
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	1,040	7,727
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	260	15,561
BioScrip, Inc.* (Health Care Providers & Services)	1,690	3,245
BioTelemetry, Inc.* (Health Care Providers & Services)	260	14,144
BioTime, Inc. (Biotechnology)	1,625	2,015
Black Hills Corp. (Multi-Utilities)	390	28,376
Blackbaud, Inc. (Software)	325	25,769
Blackline, Inc.* (Software)	260	13,281
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	780	27,759
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	650	12,994
Blucora, Inc.* (Capital Markets)	390	13,650
Blueprint Medicines Corp.* (Biotechnology)	325	24,572
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	585	12,039
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	390	8,869
Boise Cascade Co. (Paper & Forest Products)	325	8,999
Boston Private Financial Holdings, Inc. (Banks)	715	8,187
Bottomline Technologies, Inc.* (Software)	325	16,435
Box, Inc.* - Class A (Software)	975	20,105
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	650	18,707
Brady Corp. - Class A (Commercial Services & Supplies)	390	19,028
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	390	5,421
Briggs & Stratton Corp. (Machinery)	390	4,758
Brightcove, Inc.* (IT Services)	455	4,564
BrightSphere Investment Group PLC (Capital Markets)	715	10,482
Brinker International, Inc. (Hotels, Restaurants & Leisure)	325	13,900
Bristow Group, Inc.* (Energy Equipment & Services)	390	197
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	1,495	9,239
Brookline Bancorp, Inc. (Banks)	650	9,783
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	520	19,505
Builders FirstSource, Inc.* (Building Products)	910	12,540
C&J Energy Services, Inc.* (Energy Equipment & Services)	520	7,306
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	195	24,619
CACI International, Inc.* - Class A (IT Services)	195	38,013
Cactus, Inc.* - Class A (Energy Equipment & Services)	260	9,438
Cadence BanCorp (Banks)	390	8,873
CalAmp Corp.* (Communications Equipment)	325	4,748
Caleres, Inc. (Specialty Retail)	325	8,525
California Resources Corp.* (Oil, Gas & Consumable Fuels)	390	8,221
California Water Service Group (Water Utilities)	390	19,652
Calithera Biosciences, Inc.* (Biotechnology)	650	4,004
Calix, Inc.* (Communications Equipment)	585	4,007
Callaway Golf Co. (Leisure Products)	780	13,696
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,755	13,180
Cal-Maine Foods, Inc. (Food Products)	260	10,689
Cambrex Corp.* (Life Sciences Tools & Services)	260	11,185
Camping World Holdings, Inc. (Specialty Retail)	325	4,849
Cannae Holdings, Inc.* (Diversified Financial Services)	585	15,016
Capital Senior Living Corp.* (Health Care Providers & Services)	390	1,638
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,040	14,352
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	845	7,259
Cara Therapeutics, Inc.* (Biotechnology)	325	6,201
Carbonite, Inc.* (IT Services)	260	6,378
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	325	11,551
Cardtronics PLC* - Class A (IT Services)	325	11,622
CareDx, Inc.* (Biotechnology)	390	10,612
Career Education Corp.* (Diversified Consumer Services)	585	10,618
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	650	15,763
Cargurus, Inc.* (Interactive Media & Services)	390	15,889
Carpenter Technology Corp. (Metals & Mining)	325	16,143
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	585	7,500
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	390	3,826
Cars.com, Inc.* (Interactive Media & Services)	585	12,174
Carvana Co.* (Specialty Retail)	260	18,606
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	325	12,129
CASI Pharmaceuticals, Inc.* (Biotechnology)	715	2,331
Castle Brands, Inc.* (Beverages)	2,535	1,621
Castlight Health, Inc.* - Class B (Health Care Technology)	1,105	4,122
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,365	7,835
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	520	5,200
Cathay General Bancorp, Inc. (Banks)	585	21,522
CBIZ, Inc.* (Professional Services)	455	8,786
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,560	1,576

	Shares	Value
Common Stocks, continued
CECO Environmental Corp.* (Commercial Services & Supplies)	585	$4,540
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,105	3,392
CenterState Banks, Inc. (Banks)	650	16,042
Central European Media Enterprises, Ltd.* - Class A (Media)	1,170	4,633
Central Garden & Pet Co.* - Class A (Household Products)	325	7,956
Central Pacific Financial Corp. (Banks)	260	7,803
Century Aluminum Co.* (Metals & Mining)	455	3,827
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	455	4,141
Century Communities, Inc.* (Household Durables)	260	6,612
Cerus Corp.* (Health Care Equipment & Supplies)	1,170	7,172
ChannelAdvisor Corp.* (Software)	325	3,819
Chart Industries, Inc.* (Machinery)	260	22,950
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	390	7,679
Chegg, Inc.* (Diversified Consumer Services)	780	27,806
Chemical Financial Corp. (Banks)	520	22,844
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	455	12,968
Chico’s FAS, Inc. (Specialty Retail)	1,105	3,868
Chimerix, Inc.* (Biotechnology)	780	2,106
ChromaDex Corp.* (Life Sciences Tools & Services)	910	4,050
Ciena Corp.* (Communications Equipment)	1,040	39,894
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	455	4,050
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	520	24,742
Cision, Ltd.* (Software)	390	4,703
Citizens, Inc.* (Insurance)	650	4,394
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	455	5,278
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	1,690	5,307
Clear Channel Outdoor Holdings, Inc.* (Media)	780	3,814
Clearside Biomedical, Inc.* (Pharmaceuticals)	390	484
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	260	3,996
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	585	9,284
Cleveland-Cliffs, Inc. (Metals & Mining)	2,275	22,726
Cloudera, Inc.* (Software)	1,625	18,086
Clovis Oncology, Inc.* (Biotechnology)	390	7,125
CNO Financial Group, Inc. (Insurance)	1,235	20,439
Codexis, Inc.* (Life Sciences Tools & Services)	520	10,244
Coeur Mining, Inc.* (Metals & Mining)	1,560	5,632
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	325	17,949
Coherus Biosciences, Inc.* (Biotechnology)	455	7,244
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	260	3,856
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	260	3,622
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	715	11,111
Columbia Banking System, Inc. (Banks)	520	19,521
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	455	7,216
Comfort Systems USA, Inc. (Construction & Engineering)	325	17,583
Commercial Metals Co. (Metals & Mining)	910	15,734
Commercial Vehicle Group, Inc.* (Machinery)	520	4,638
Community Bank System, Inc. (Banks)	390	25,918
Community Health Systems, Inc.* (Health Care Providers & Services)	1,105	3,801
CommVault Systems, Inc.* (Software)	325	17,095
Compass Minerals International, Inc. (Metals & Mining)	260	14,921
CONMED Corp. (Health Care Equipment & Supplies)	195	15,606
ConnectOne Bancorp, Inc. (Banks)	260	5,676
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	260	8,814
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	650	3,354
Continental Building Products, Inc.* (Building Products)	325	8,336
Control4 Corp.* (Electronic Equipment, Instruments & Components)	260	4,527
Cooper Tire & Rubber Co. (Auto Components)	455	13,586
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	715	5,105
Corcept Therapeutics, Inc.* (Pharmaceuticals)	780	9,656
Corecivic, Inc. (Equity Real Estate Investment Trusts)	910	18,937
Core-Mark Holding Co., Inc. (Distributors)	390	14,177
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	390	4,875
Cornerstone OnDemand, Inc.* (Software)	390	21,314
Costamare, Inc. (Marine)	650	3,926
Coupa Software, Inc.* (Software)	390	40,298
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,055	29,235
Covanta Holding Corp. (Commercial Services & Supplies)	910	16,444
Covia Holdings Corp.* - Class C (Energy Equipment & Services)	325	1,563
Cowen Group, Inc.* - Class A (Capital Markets)	325	5,444
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	390	10,241
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	715	47,253
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	585	16,292
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	455	3,208
CryoLife, Inc.* (Health Care Equipment & Supplies)	325	9,965
CryoPort, Inc.* (Health Care Equipment & Supplies)	325	4,573

	Shares	Value
Common Stocks, continued
CSG Systems International, Inc. (IT Services)	260	$11,609
CTI BioPharma Corp.* (Biotechnology)	845	828
CTS Corp. (Electronic Equipment, Instruments & Components)	260	7,787
Cubic Corp. (Aerospace & Defense)	195	11,072
Customers Bancorp, Inc.* (Banks)	260	5,889
CVB Financial Corp. (Banks)	780	16,926
Cyclerion Therapeutics, Inc.* (Biotechnology)	104	1,584
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	585	7,494
Cytokinetics, Inc.* (Biotechnology)	585	5,160
Cytomx Therapeutics, Inc.* (Biotechnology)	325	3,091
CytoSorbents Corp.* (Health Care Equipment & Supplies)	390	2,808
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	520	3,942
Dana Holding Corp. (Auto Components)	1,105	21,548
Darling Ingredients, Inc.* (Food Products)	1,235	26,934
Daseke, Inc.* (Road & Rail)	520	2,683
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	325	18,473
Dean Foods Co. (Food Products)	845	1,437
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	260	41,135
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	390	3,920
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	585	21,679
Deluxe Corp. (Commercial Services & Supplies)	325	14,534
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,510	7,827
Denny’s Corp.* (Hotels, Restaurants & Leisure)	585	10,893
Dermira, Inc.* (Pharmaceuticals)	455	5,046
Designer Brands, Inc. (Specialty Retail)	585	13,016
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,105	5,890
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	585	5,680
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,560	16,942
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	455	5,897
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	715	7,214
Digi International, Inc.* (Communications Equipment)	325	4,183
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	325	6,549
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	325	11,837
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	455	2,539
Donnelley Financial Solutions, Inc.* (Capital Markets)	390	5,971
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	455	3,649
Dorman Products, Inc.* (Auto Components)	195	17,096
Dril-Quip, Inc.* (Energy Equipment & Services)	325	14,157
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	715	3,675
Durect Corp.* (Pharmaceuticals)	2,210	1,219
Dycom Industries, Inc.* (Construction & Engineering)	260	12,893
Dynavax Technologies Corp.* (Biotechnology)	585	3,890
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	715	4,362
Eagle Bancorp, Inc.* (Banks)	260	14,368
Eagle Bulk Shipping, Inc.* (Marine)	715	3,897
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	455	8,190
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	260	29,725
Ebix, Inc. (Software)	195	9,844
Echo Global Logistics, Inc.* (Air Freight & Logistics)	260	5,964
Edgewell Personal Care Co.* (Personal Products)	390	16,080
Editas Medicine, Inc.* (Biotechnology)	390	9,653
El Paso Electric Co. (Electric Utilities)	325	19,861
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	520	25,671
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	390	14,505
EMCOR Group, Inc. (Construction & Engineering)	390	32,816
Emerald Expositions Events, Inc. (Media)	260	3,653
Emergent BioSolutions, Inc.* (Biotechnology)	325	16,796
Employers Holdings, Inc. (Insurance)	260	11,159
Encore Capital Group, Inc.* (Consumer Finance)	260	7,348
Endo International PLC* (Pharmaceuticals)	1,755	13,162
Endologix, Inc.* (Health Care Equipment & Supplies)	131	841
Endurance International Group Holdings, Inc.* (IT Services)	715	3,954
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	1,625	4,875
Energy Recovery, Inc.* (Machinery)	520	5,060
EnerSys (Electrical Equipment)	325	22,487
Ennis, Inc. (Commercial Services & Supplies)	260	5,247
Enova International, Inc.* (Consumer Finance)	260	7,132
Enphase Energy, Inc.* (Electrical Equipment)	975	9,789
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,040	42,493
Entercom Communications Corp. - Class A (Media)	1,170	8,050
Entravision Communications Corp. - Class A (Media)	910	2,612
Envestnet, Inc.* (Software)	325	23,072
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	715	2,481
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	1,105	314
Epizyme, Inc.* (Biotechnology)	520	6,453
Eros International PLC* (Entertainment)	390	3,385
ESCO Technologies, Inc. (Machinery)	195	14,625
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	715	33,927

	Shares	Value
Common Stocks, continued
Ethan Allen Interiors, Inc. (Household Durables)	260	$5,746
Etsy, Inc.* (Internet & Direct Marketing Retail)	845	57,071
Everbridge, Inc.* (Software)	195	14,409
Everi Holdings, Inc.* (IT Services)	715	7,357
EVERTEC, Inc. (IT Services)	520	16,281
Evolent Health, Inc.* (Health Care Technology)	585	7,927
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	390	2,742
Evoqua Water Technologies Corp.* (Machinery)	650	8,853
Exantas Capital Corp. (Mortgage Real Estate Investment Trusts)	455	4,982
Exela Technologies, Inc.* - Class I (IT Services)	780	2,566
ExlService Holdings, Inc.* (IT Services)	260	15,444
Exponent, Inc. (Professional Services)	390	22,082
Express, Inc.* (Specialty Retail)	715	2,631
Exterran Corp.* (Energy Equipment & Services)	325	4,622
Extreme Networks, Inc.* (Communications Equipment)	1,040	8,320
EZCORP, Inc.* - Class A (Consumer Finance)	520	5,652
Fabrinet* (Electronic Equipment, Instruments & Components)	325	19,669
Farmers National Banc Corp. (Banks)	325	4,677
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	455	2,985
Fate Therapeutics, Inc.* (Biotechnology)	520	8,736
Federal Signal Corp. (Machinery)	520	14,960
Federated Investors, Inc. - Class B (Capital Markets)	780	23,969
Ferro Corp.* (Chemicals)	650	11,616
FGL Holdings (Diversified Financial Services)	1,235	10,535
FibroGen, Inc.* (Biotechnology)	520	24,299
Finisar Corp.* (Communications Equipment)	910	21,940
First Bancorp (Banks)	260	9,857
First BanCorp. (Banks)	1,755	19,832
First Busey Corp. (Banks)	390	10,078
First Commonwealth Financial Corp. (Banks)	845	11,500
First Financial Bancorp (Banks)	715	17,947
First Financial Bankshares, Inc. (Banks)	455	27,991
First Foundation, Inc. (Banks)	325	4,618
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	910	32,095
First Interstate Bancsys - Class A (Banks)	260	10,988
First Merchants Corp. (Banks)	390	14,301
First Midwest Bancorp, Inc. (Banks)	780	16,747
First of Long Island Corp. (The) (Banks)	260	6,050
FirstCash, Inc. (Consumer Finance)	325	31,746
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	1,755	9,266
Five Below, Inc.* (Specialty Retail)	390	57,091
Five Prime Therapeutics, Inc.* (Biotechnology)	390	4,321
Five9, Inc.* (Software)	455	24,147
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	260	9,295
Flexion Therapeutics, Inc.* (Biotechnology)	325	3,445
Flotek Industries, Inc.* (Chemicals)	1,105	3,945
Fluent, Inc.* (Media)	1,040	7,311
Fluidigm Corp.* (Life Sciences Tools & Services)	650	8,931
Flushing Financial Corp. (Banks)	260	5,876
ForeScout Technologies, Inc.* (Software)	260	10,930
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	650	12,318
Fortress Biotech, Inc.* (Biotechnology)	975	1,550
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	780	4,664
Forward Air Corp. (Air Freight & Logistics)	260	16,464
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	390	5,097
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	520	14,789
Fox Factory Holding Corp.* (Auto Components)	325	25,219
Francesca’s Holdings Corp.* (Specialty Retail)	520	360
Franklin Electric Co., Inc. (Machinery)	390	19,055
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	975	7,664
Frank’s International N.V.* (Energy Equipment & Services)	845	4,935
Fresh Del Monte Produce, Inc. (Food Products)	260	7,673
Freshpet, Inc.* (Food Products)	260	11,612
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	520	5,153
Frontier Communications Corp.* (Diversified Telecommunication Services)	910	2,594
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	910	7,453
FTI Consulting, Inc.* (Professional Services)	260	22,094
FuelCell Energy, Inc.* (Electrical Equipment)	2,275	596
Fulton Financial Corp. (Banks)	1,300	22,425
FutureFuel Corp. (Chemicals)	325	4,774
GAIN Capital Holdings, Inc. (Capital Markets)	520	2,740
GameStop Corp. - Class A (Specialty Retail)	845	7,309
Gannett Co., Inc. (Media)	975	9,097
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	390	6,096
GATX Corp. (Trading Companies & Distributors)	260	20,054
GCP Applied Technologies, Inc.* (Chemicals)	585	16,842
Generac Holdings, Inc.* (Electrical Equipment)	455	25,019
Genesis Healthcare, Inc.* (Health Care Providers & Services)	1,300	1,690
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	650	4,706
Gentherm, Inc.* (Auto Components)	325	13,767
Genworth Financial, Inc.* - Class A (Insurance)	3,900	14,781
Geron Corp.* (Biotechnology)	1,755	3,194

	Shares	Value
Common Stocks, continued
Getty Realty Corp. (Equity Real Estate Investment Trusts)	325	$10,540
Gibraltar Industries, Inc.* (Building Products)	260	10,314
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	325	14,024
Glacier Bancorp, Inc. (Banks)	650	27,683
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	325	7,069
Glaukos Corp.* (Health Care Equipment & Supplies)	260	18,754
Global Blood Therapeutics, Inc.* (Biotechnology)	390	21,605
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	585	11,156
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	520	23,447
Glu Mobile, Inc.* (Entertainment)	1,105	12,089
Glycomimetics, Inc.* (Biotechnology)	390	4,746
Gms, Inc.* (Trading Companies & Distributors)	325	5,727
GNC Holdings, Inc.* - Class A (Specialty Retail)	1,105	2,453
Gogo, Inc.* (Wireless Telecommunication Services)	845	4,445
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	715	13,971
Gold Resource Corp. (Metals & Mining)	715	2,617
GoPro, Inc.* - Class A (Household Durables)	1,105	6,531
Granite Construction, Inc. (Construction & Engineering)	325	14,589
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	390	7,500
Gray Television, Inc.* (Media)	715	16,752
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	845	8,644
Great Western Bancorp, Inc. (Banks)	455	16,002
Green Brick Partners, Inc.* (Household Durables)	390	3,487
Green Dot Corp.* - Class A (Consumer Finance)	325	20,725
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	390	6,774
Greenlight Capital Re, Ltd.* - Class A (Insurance)	390	4,672
Greif, Inc. - Class A (Containers & Packaging)	195	7,707
Griffon Corp. (Building Products)	325	6,377
Groupon, Inc.* (Internet & Direct Marketing Retail)	3,510	12,355
GTT Communications, Inc.* (IT Services)	260	10,907
GUESS?, Inc. (Specialty Retail)	520	10,592
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,365	8,941
H&E Equipment Services, Inc. (Trading Companies & Distributors)	260	7,907
H.B. Fuller Co. (Chemicals)	390	19,098
Haemonetics Corp.* (Health Care Equipment & Supplies)	390	34,038
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	1,495	1,944
Halozyme Therapeutics, Inc.* (Biotechnology)	975	15,727
Hancock Holding Co. (Banks)	650	28,430
Hanmi Financial Corp. (Banks)	325	7,709
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	455	12,098
Harmonic, Inc.* (Communications Equipment)	1,105	6,254
Harsco Corp.* (Machinery)	650	14,716
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	715	2,767
Hawaiian Holdings, Inc. (Airlines)	390	11,002
HC2 Holdings, Inc.* (Construction & Engineering)	715	1,530
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	910	28,100
Healthcare Services Group, Inc. (Commercial Services & Supplies)	585	19,802
HealthEquity, Inc.* (Health Care Providers & Services)	390	26,422
HealthStream, Inc.* (Health Care Technology)	260	6,807
Heartland Express, Inc. (Road & Rail)	455	8,954
Heartland Financial USA, Inc. (Banks)	260	11,674
Hecla Mining Co. (Metals & Mining)	3,315	6,962
Helen of Troy, Ltd.* (Household Durables)	195	28,079
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,300	10,166
Heritage Commerce Corp. (Banks)	390	4,883
Heritage Financial Corp. (Banks)	325	9,838
Herman Miller, Inc. (Commercial Services & Supplies)	455	17,663
Heron Therapeutics, Inc.* (Biotechnology)	520	11,274
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	325	6,035
Hertz Global Holdings, Inc.* (Road & Rail)	520	9,454
HFF, Inc. - Class A (Real Estate Management & Development)	325	15,467
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	1,105	3,028
Hillenbrand, Inc. (Machinery)	455	19,574
Hilltop Holdings, Inc. (Banks)	585	12,303
HMS Holdings Corp.* (Health Care Technology)	650	19,780
HNI Corp. (Commercial Services & Supplies)	325	11,931
Home BancShares, Inc. (Banks)	1,170	22,452
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	260	7,316
Hope Bancorp, Inc. (Banks)	975	13,709
Horace Mann Educators Corp. (Insurance)	325	12,539
Horizon BanCorp, Inc. (Banks)	390	6,345
Horizon Pharma PLC* (Pharmaceuticals)	1,235	31,529
Hostess Brands, Inc.* (Food Products)	845	11,323
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	975	6,952
Houlihan Lokey, Inc. (Capital Markets)	260	12,823
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	83	1,263
Hub Group, Inc.* - Class A (Air Freight & Logistics)	260	10,808
Hubspot, Inc.* (Software)	260	47,966
Hudson, Ltd.* - Class A (Specialty Retail)	390	5,983
IBERIABANK Corp. (Banks)	390	31,004

	Shares	Value
Common Stocks, continued
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	260	$6,547
IDACORP, Inc. (Electric Utilities)	390	38,617
Idera Pharmaceuticals, Inc.* (Biotechnology)	325	978
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	455	18,127
IMAX Corp.* (Entertainment)	455	11,093
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	325	3,071
Immunic, Inc.* (Biotechnology)	15	203
ImmunoGen, Inc.* (Biotechnology)	1,040	2,486
Immunomedics, Inc.* (Biotechnology)	975	15,620
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	845	2,391
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	845	8,949
Independent Bank Corp. (Banks)	195	15,645
Infinera Corp.* (Communications Equipment)	1,235	5,360
Information Services Group, Inc.* (IT Services)	780	2,777
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	390	8,210
Ingevity Corp.* (Chemicals)	325	37,378
InnerWorkings, Inc.* (Professional Services)	585	1,977
Innospec, Inc. (Chemicals)	195	16,540
Innoviva, Inc.* (Pharmaceuticals)	650	9,120
Inovalon Holdings, Inc.* (Health Care Technology)	715	9,674
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,105	4,155
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	390	17,807
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	260	14,711
Insmed, Inc.* (Biotechnology)	585	17,807
Insperity, Inc. (Professional Services)	260	31,085
Instructure, Inc.* (Software)	260	11,201
Insys Therapeutics, Inc.* (Biotechnology)	455	1,957
Integer Holdings Corp.* (Health Care Equipment & Supplies)	260	17,963
Intellia Therapeutics, Inc.* (Biotechnology)	325	4,999
Intelsat S.A.* (Diversified Telecommunication Services)	390	7,894
InterDigital, Inc. (Communications Equipment)	260	17,001
Interface, Inc. (Commercial Services & Supplies)	520	8,341
International Bancshares Corp. (Banks)	455	18,869
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	195	8,603
Intersect ENT, Inc.* (Pharmaceuticals)	260	8,447
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	455	5,992
Intrepid Potash, Inc.* (Chemicals)	1,170	4,352
Intrexon Corp.* (Biotechnology)	585	2,533
Invacare Corp. (Health Care Equipment & Supplies)	325	2,405
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	910	14,851
Investors Bancorp, Inc. (Banks)	1,885	22,149
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	130	7,836
Invitae Corp.* (Biotechnology)	715	16,888
Iovance Biotherapeutics, Inc.* (Biotechnology)	715	8,151
Iridium Communications, Inc.* (Diversified Telecommunication Services)	780	21,418
iRobot Corp.* (Household Durables)	195	20,190
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,040	12,366
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	650	5,636
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	650	2,821
Itron, Inc.* (Electronic Equipment, Instruments & Components)	260	13,952
J.C. Penney Co., Inc.* (Multiline Retail)	2,990	4,096
j2 Global, Inc. (Software)	325	28,477
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	195	15,035
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	650	6,871
James River Group Holdings, Ltd. (Insurance)	260	10,977
Jeld-Wen Holding, Inc.* (Building Products)	585	11,554
John Bean Technologies Corp. (Machinery)	260	28,544
K12, Inc.* (Diversified Consumer Services)	390	11,747
Kadmon Holdings, Inc.* (Biotechnology)	1,105	2,597
Kaman Corp. - Class A (Trading Companies & Distributors)	195	12,072
Karyopharm Therapeutics, Inc.* (Biotechnology)	455	2,125
KB Home (Household Durables)	650	16,842
KBR, Inc. (Construction & Engineering)	1,105	24,553
Keane Group, Inc.* (Energy Equipment & Services)	520	5,455
Kearny Financial Corp. (Thrifts & Mortgage Finance)	845	11,830
Kelly Services, Inc. - Class A (Professional Services)	325	7,235
KEMET Corp. (Electronic Equipment, Instruments & Components)	455	8,131
Kemper Corp. (Insurance)	325	29,211
Kennametal, Inc. (Machinery)	585	23,809
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	975	21,001
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	325	4,917
Kimball International, Inc. - Class B (Commercial Services & Supplies)	390	6,107
Kindred Biosciences, Inc.* (Biotechnology)	390	3,467
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	715	11,290
Knoll, Inc. (Commercial Services & Supplies)	455	9,937
Knowles Corp.* (Electronic Equipment, Instruments & Components)	715	13,499
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,170	1,463
Korn/Ferry International (Professional Services)	390	18,338
Kraton Performance Polymers, Inc.* (Chemicals)	260	8,533
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	780	12,386

	Shares	Value
Common Stocks, continued
Kura Oncology, Inc.* (Biotechnology)	325	$4,921
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	761	13,241
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	1,300	4,771
Lakeland Bancorp, Inc. (Banks)	390	6,458
Lakeland Financial Corp. (Banks)	195	9,311
Landec Corp.* (Food Products)	325	3,416
Lannett Co., Inc.* (Pharmaceuticals)	390	2,999
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	390	9,422
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,300	3,926
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,170	15,152
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	455	7,162
La-Z-Boy, Inc. (Household Durables)	390	12,792
LCI Industries (Auto Components)	195	17,131
LegacyTexas Financial Group, Inc. (Banks)	390	15,631
LendingClub Corp.* (Consumer Finance)	2,730	8,681
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	455	2,639
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,690	15,328
LHC Group, Inc.* (Health Care Providers & Services)	260	28,888
Liberty Braves Group* - Class C (Entertainment)	325	9,149
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	390	18,104
Liberty Latin America, Ltd.* - Class A (Media)	390	8,163
Liberty Latin America, Ltd.* - Class C (Media)	910	18,964
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	650	9,581
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	780	998
Limelight Networks, Inc.* (IT Services)	1,170	3,475
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	520	3,531
LivaNova PLC* (Health Care Equipment & Supplies)	325	22,389
Live Oak Bancshares, Inc. (Banks)	260	4,542
LivePerson, Inc.* (Software)	455	13,345
LiveRamp Holdings, Inc.* (IT Services)	585	34,123
LiveXLive Media, Inc.* (Entertainment)	455	2,261
Louisiana-Pacific Corp. (Paper & Forest Products)	1,105	27,681
LSC Communications, Inc. (Commercial Services & Supplies)	390	2,726
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	325	14,645
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	260	3,437
Lumentum Holdings, Inc.* (Communications Equipment)	520	32,224
Luminex Corp. (Life Sciences Tools & Services)	325	7,413
M.D.C. Holdings, Inc. (Household Durables)	390	11,918
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	390	5,417
M/I Homes, Inc.* (Household Durables)	260	7,324
Macatawa Bank Corp. (Banks)	390	4,025
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	715	16,645
MacroGenics, Inc.* (Biotechnology)	390	6,540
Magellan Health, Inc.* (Health Care Providers & Services)	195	13,650
Maiden Holdings, Ltd. (Insurance)	715	467
Mallinckrodt PLC* (Pharmaceuticals)	650	10,049
MannKind Corp.* (Biotechnology)	2,145	3,303
ManTech International Corp. - Class A (IT Services)	195	12,088
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	585	2,890
Marrone Bio Innovations, Inc.* (Chemicals)	1,755	2,826
Marten Transport, Ltd. (Road & Rail)	390	7,714
Masonite International Corp.* (Building Products)	195	10,041
MasTec, Inc.* (Construction & Engineering)	455	23,046
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	780	15,358
Matrix Service Co.* (Energy Equipment & Services)	325	6,373
Matson, Inc. (Marine)	325	12,873
Matthews International Corp. - Class A (Commercial Services & Supplies)	260	10,416
Maxar Technologies, Inc. (Aerospace & Defense)	455	2,243
MAXIMUS, Inc. (IT Services)	455	33,511
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	585	15,742
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	650	2,854
MBIA, Inc.* (Insurance)	845	8,171
McDermott International, Inc.* (Energy Equipment & Services)	1,300	10,517
McGrath RentCorp (Commercial Services & Supplies)	195	12,090
MDC Partners, Inc.* - Class A (Media)	845	1,775
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	390	4,177
MediciNova, Inc.* (Biotechnology)	520	5,824
Medidata Solutions, Inc.* (Health Care Technology)	390	35,232
Mercury Systems, Inc.* (Aerospace & Defense)	390	28,479
Meredith Corp. (Media)	325	19,175
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	455	7,835
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	390	4,489
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	390	21,910
Meritage Homes Corp.* (Household Durables)	325	16,624
Meritor, Inc.* (Machinery)	650	15,769
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	325	9,591
MGE Energy, Inc. (Electric Utilities)	260	17,625
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,730	39,968

	Shares	Value
Common Stocks, continued
Milacron Holdings Corp.* (Machinery)	585	$8,547
Minerals Technologies, Inc. (Chemicals)	260	16,320
Minerva Neurosciences, Inc.* (Biotechnology)	455	3,353
Miragen Therapeutics, Inc.* (Biotechnology)	520	1,524
Mitek System, Inc.* (Software)	455	5,415
Mobile Mini, Inc. (Commercial Services & Supplies)	325	11,707
MobileIron, Inc.* (Software)	975	5,782
Model N, Inc.* (Software)	325	6,026
Modine Manufacturing Co.* (Auto Components)	455	6,729
Moelis & Co. (Capital Markets)	325	13,309
Momenta Pharmaceuticals, Inc.* (Biotechnology)	650	9,094
MoneyGram International, Inc.* (IT Services)	520	1,721
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	650	8,931
Monotype Imaging Holdings, Inc. (Software)	390	6,724
Monro Muffler Brake, Inc. (Specialty Retail)	260	21,796
Montage Resources Corp.* (Oil, Gas & Consumable Fuels)	130	1,446
Moog, Inc. - Class A (Aerospace & Defense)	260	24,346
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	260	2,236
MRC Global, Inc.* (Trading Companies & Distributors)	650	11,265
MSA Safety, Inc. (Commercial Services & Supplies)	260	28,577
MSG Networks, Inc.* - Class A (Media)	520	11,976
Mueller Industries, Inc. (Machinery)	455	13,272
Mueller Water Products, Inc. - Class A (Machinery)	1,235	13,252
Murphy USA, Inc.* (Specialty Retail)	260	22,222
Myers Industries, Inc. (Containers & Packaging)	325	5,814
Myokardia, Inc.* (Pharmaceuticals)	260	12,475
Myriad Genetics, Inc.* (Biotechnology)	520	16,370
Nantkwest, Inc.* (Biotechnology)	1,040	1,165
Natera, Inc.* (Biotechnology)	390	7,453
National Bank Holdings Corp. (Banks)	260	9,942
National CineMedia, Inc. (Media)	780	5,444
National General Holdings Corp. (Insurance)	520	12,818
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	325	24,515
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	390	11,411
National Vision Holdings, Inc.* (Specialty Retail)	260	7,020
Natus Medical, Inc.* (Health Care Equipment & Supplies)	260	6,958
Nautilus, Inc.* (Leisure Products)	325	1,739
Navigant Consulting, Inc. (Professional Services)	390	8,904
Navistar International Corp.* (Machinery)	390	13,315
NBT Bancorp, Inc. (Banks)	325	12,357
NCI Building Systems, Inc.* (Building Products)	390	2,231
Neogen Corp.* (Health Care Equipment & Supplies)	390	23,657
NeoGenomics, Inc.* (Life Sciences Tools & Services)	520	10,832
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	585	3,996
Neos Therapeutics, Inc.* (Pharmaceuticals)	520	1,253
NETGEAR, Inc.* (Communications Equipment)	260	8,068
NetScout Systems, Inc.* (Communications Equipment)	650	19,110
Nevro Corp.* (Health Care Equipment & Supplies)	195	12,033
New Jersey Resources Corp. (Gas Utilities)	650	32,552
New Media Investment Group, Inc. (Media)	520	5,559
New Relic, Inc.* (Software)	325	34,203
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	780	4,360
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,105	6,962
NewLink Genetics Corp.* (Biotechnology)	650	1,112
Newpark Resources, Inc.* (Energy Equipment & Services)	845	6,169
Nexstar Broadcasting Group, Inc. - Class A (Media)	325	38,041
NextGen Healthcare, Inc.* (Health Care Technology)	455	8,549
NIC, Inc. (IT Services)	585	10,097
NII Holdings, Inc.* (Wireless Telecommunication Services)	1,235	2,421
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	585	16,427
NN, Inc. (Machinery)	325	2,938
Noble Corp. PLC* (Energy Equipment & Services)	2,145	5,641
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	1,820	3,895
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,625	4,306
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	455	6,825
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	455	8,113
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	780	13,595
Northwest Natural Holding Co. (Gas Utilities)	260	17,391
NorthWestern Corp. (Multi-Utilities)	390	27,242
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	260	22,624
Novavax, Inc.* (Biotechnology)	4,095	2,176
Novocure, Ltd.* (Health Care Equipment & Supplies)	585	25,780
NOW, Inc.* (Trading Companies & Distributors)	910	13,304
NuVasive, Inc.* (Health Care Equipment & Supplies)	390	23,634
Nymox Pharmaceutical Corp.* (Biotechnology)	910	1,665
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,015	12,292
Oceaneering International, Inc.* (Energy Equipment & Services)	780	14,975
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	390	9,820

	Shares	Value
Common Stocks, continued
Ocular Therapeutix, Inc.* (Pharmaceuticals)	520	$1,950
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	1,300	2,197
Office Depot, Inc. (Specialty Retail)	4,550	10,920
Office Properties Income Trust (Equity Real Estate Investment Trusts)	195	5,292
OFG Bancorp (Banks)	455	9,182
Oil States International, Inc.* (Energy Equipment & Services)	455	8,791
Old National Bancorp (Banks)	1,170	19,984
Old Second Bancorp, Inc. (Banks)	325	4,306
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	390	37,300
Omeros Corp.* (Pharmaceuticals)	455	8,572
Omnicell, Inc.* (Health Care Technology)	325	26,117
OMNOVA Solutions, Inc.* (Chemicals)	520	3,848
On Deck Capital, Inc.* (Diversified Financial Services)	650	3,549
ONE Gas, Inc. (Gas Utilities)	390	34,523
OneSpan, Inc.* (Software)	325	6,026
OPKO Health, Inc.* (Biotechnology)	2,665	6,369
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	520	4,919
ORBCOMM, Inc.* (Diversified Telecommunication Services)	715	5,177
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	650	4,271
Organovo Holdings, Inc.* (Biotechnology)	2,340	2,340
Orion Marine Group, Inc.* (Construction & Engineering)	455	1,178
Oritani Financial Corp. (Thrifts & Mortgage Finance)	390	6,767
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	325	18,968
Otter Tail Corp. (Electric Utilities)	325	16,673
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	975	1,775
Owens & Minor, Inc. (Health Care Providers & Services)	520	1,773
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	325	5,275
P.H. Glatfelter Co. (Paper & Forest Products)	390	6,154
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,430	10,568
Pacific Premier Bancorp, Inc. (Banks)	390	11,337
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	325	12,941
Palatin Technologies, Inc.* (Biotechnology)	3,770	4,675
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	325	6,351
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	455	2,507
Party City Holdco, Inc.* (Specialty Retail)	390	2,613
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	650	15,028
Patterson Cos., Inc. (Health Care Providers & Services)	650	14,196
Paylocity Holding Corp.* (Software)	260	25,103
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	455	19,787
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	390	5,062
PDL BioPharma, Inc.* (Biotechnology)	1,950	6,377
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	585	16,829
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	520	16,931
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	780	16,903
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	650	3,913
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	520	10,920
Perficient, Inc.* (IT Services)	325	9,568
Performance Food Group Co.* (Food & Staples Retailing)	780	31,941
Perspecta, Inc. (IT Services)	1,105	25,503
PGT, Inc.* (Building Products)	455	6,670
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	715	6,678
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,365	24,651
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	975	20,300
Pier 1 Imports, Inc.* (Specialty Retail)	1,300	1,179
Pieris Pharmaceuticals, Inc.* (Biotechnology)	780	2,332
Pioneer Energy Services Corp.* (Energy Equipment & Services)	1,040	1,810
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,495	10,629
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	650	49,204
Plantronics, Inc. (Communications Equipment)	260	13,385
Plexus Corp.* (Electronic Equipment, Instruments & Components)	260	15,647
Plug Power, Inc.* (Electrical Equipment)	2,600	6,474
PNM Resources, Inc. (Electric Utilities)	585	27,167
PolyOne Corp. (Chemicals)	585	16,169
Portland General Electric Co. (Electric Utilities)	650	34,001
Portola Pharmaceuticals, Inc.* (Biotechnology)	520	18,356
Potlatch Corp. (Equity Real Estate Investment Trusts)	544	21,031
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	195	15,409
PQ Group Holdings, Inc.* (Chemicals)	390	6,166
PRA Group, Inc.* (Consumer Finance)	390	10,967
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	390	6,100
Presidio, Inc. (IT Services)	390	5,858
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	390	11,474
Primerica, Inc. (Insurance)	325	42,345
Primo Water Corp.* (Beverages)	325	5,119
Primoris Services Corp. (Construction & Engineering)	390	8,549
ProAssurance Corp. (Insurance)	455	17,076
Progenics Pharmaceuticals, Inc.* (Biotechnology)	780	4,009
Progress Software Corp. (Software)	390	17,788

	Shares	Value
Common Stocks, continued
ProPetro Holding Corp.* (Energy Equipment & Services)	650	$14,384
PROS Holdings, Inc.* (Software)	260	13,322
Proteostasis Therapeutics, Inc.* (Biotechnology)	975	1,073
Prothena Corp. PLC* (Biotechnology)	455	4,732
Proto Labs, Inc.* (Machinery)	195	21,409
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	520	13,790
PTC Therapeutics, Inc.* (Biotechnology)	390	14,594
Puma Biotechnology, Inc.* (Biotechnology)	260	8,351
Q2 Holdings, Inc.* (Software)	260	19,609
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	390	17,687
Quad/Graphics, Inc. (Commercial Services & Supplies)	325	3,968
Qualys, Inc.* (Software)	260	23,468
Quanex Building Products Corp. (Building Products)	390	6,521
Quantenna Communications, Inc.* (Communications Equipment)	390	9,497
Quidel Corp.* (Health Care Equipment & Supplies)	260	16,624
QuinStreet, Inc.* (Interactive Media & Services)	455	6,493
Quorum Health Corp.* (Health Care Providers & Services)	650	1,333
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	715	6,642
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	780	3,604
R1 RCM, Inc.* (Health Care Providers & Services)	975	10,208
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,625	38,058
Radiant Logistics, Inc.* (Air Freight & Logistics)	845	5,526
Radius Health, Inc.* (Biotechnology)	325	7,157
RadNet, Inc.* (Health Care Providers & Services)	455	5,510
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	910	10,429
Rapid7, Inc.* (Software)	325	17,661
Raven Industries, Inc. (Industrial Conglomerates)	325	12,646
Rayonier Advanced Materials, Inc. (Chemicals)	520	7,717
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	520	14,030
Redfin Corp.* (Real Estate Management & Development)	585	12,098
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	650	10,634
Regenxbio, Inc.* (Biotechnology)	260	13,104
Regis Corp.* (Diversified Consumer Services)	390	7,301
Remark Holdings, Inc.* (Internet & Direct Marketing Retail)	650	819
Renasant Corp. (Banks)	390	14,141
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	390	9,407
Rent-A-Center, Inc.* (Specialty Retail)	455	11,343
Repligen Corp.* (Biotechnology)	325	21,898
Republic First Bancorp, Inc.* (Banks)	585	2,995
Resources Connection, Inc. (Professional Services)	325	5,220
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	845	14,830
Retrophin, Inc.* (Biotechnology)	325	6,201
REV Group, Inc. (Machinery)	325	4,124
Revance Therapeutics, Inc.* (Pharmaceuticals)	325	4,303
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	650	24,629
Rexnord Corp.* (Machinery)	780	22,308
Ribbon Communications, Inc.* (Communications Equipment)	715	3,832
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,820	4,059
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	585	3,030
Rite Aid Corp.* (Food & Staples Retailing)	416	3,811
RLI Corp. (Insurance)	325	26,432
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,300	23,933
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	780	3,752
Roku, Inc.* (Household Durables)	325	20,666
RPT Realty (Equity Real Estate Investment Trusts)	715	8,673
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	910	4,923
RTW Retailwinds, Inc.* (Specialty Retail)	715	1,659
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	260	6,289
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	260	11,027
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	260	6,755
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	325	25,869
S&T Bancorp, Inc. (Banks)	260	10,421
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,300	25,427
Safe Bulkers, Inc.* (Marine)	975	1,745
Saia, Inc.* (Road & Rail)	195	12,556
SailPoint Technologies Holding, Inc.* (Software)	325	9,185
Sally Beauty Holdings, Inc.* (Specialty Retail)	975	17,258
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	325	2,717
Sandy Spring Bancorp, Inc. (Banks)	260	9,071
Sangamo BioSciences, Inc.* (Biotechnology)	845	9,878
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	520	17,638
Savara, Inc.* (Biotechnology)	390	4,165
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	195	7,342
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	260	6,167
Scholastic Corp. (Media)	260	10,369
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	260	9,248
Science Applications International Corp. (IT Services)	325	24,359

	Shares	Value
Common Stocks, continued
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	390	$9,021
Scorpio Bulkers, Inc. (Marine)	715	3,847
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	260	6,703
Seacoast Banking Corp. of Florida* (Banks)	390	11,060
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	455	12,112
Select Energy Services, Inc.* (Energy Equipment & Services)	455	5,242
Select Medical Holdings Corp.* (Health Care Providers & Services)	845	12,143
Selective Insurance Group, Inc. (Insurance)	455	32,447
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	650	8,489
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	455	24,511
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	910	2,120
Sensient Technologies Corp. (Chemicals)	325	22,789
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	260	11,593
ServiceSource International, Inc.* (IT Services)	1,105	1,171
ServisFirst Bancshares, Inc. (Banks)	390	13,237
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	195	11,954
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	390	16,118
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	715	9,123
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	260	11,396
SIGA Technologies, Inc.* (Pharmaceuticals)	715	3,747
Signet Jewelers, Ltd. (Specialty Retail)	455	10,547
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	325	34,990
Simmons First National Corp. - Class A (Banks)	715	18,154
Simply Good Foods Co. (The)* (Food Products)	585	13,139
Simpson Manufacturing Co., Inc. (Building Products)	325	20,696
Sinclair Broadcast Group, Inc. - Class A (Media)	585	26,787
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	325	21,872
SkyWest, Inc. (Airlines)	390	24,020
Sleep Number Corp.* (Specialty Retail)	325	11,310
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	325	5,522
Sorrento Therapeutics, Inc.* (Biotechnology)	975	3,559
Sotheby’s* - Class A (Diversified Consumer Services)	325	13,709
South Jersey Industries, Inc. (Gas Utilities)	650	20,878
South State Corp. (Banks)	260	19,672
Southside Bancshares, Inc. (Banks)	260	9,134
Southwest Gas Corp. (Gas Utilities)	325	27,037
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,420	17,458
Spark Therapeutics, Inc.* (Biotechnology)	260	27,738
Spartan Motors, Inc. (Machinery)	390	3,627
SpartanNash Co. (Food & Staples Retailing)	325	5,255
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	780	7,309
Spire, Inc. (Gas Utilities)	390	32,834
Spirit Airlines, Inc.* (Airlines)	520	28,278
Spirit MTA REIT (Equity Real Estate Investment Trusts)	520	3,505
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	650	2,899
SPX Corp.* (Machinery)	325	11,863
SPX FLOW, Inc.* (Machinery)	325	11,681
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,885	11,593
STAAR Surgical Co.* (Health Care Equipment & Supplies)	325	10,556
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	715	20,578
Steelcase, Inc. - Class A (Commercial Services & Supplies)	715	12,362
Stemline Therapeutics, Inc.* (Biotechnology)	325	4,875
Sterling Construction Co., Inc.* (Construction & Engineering)	325	4,407
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	650	23,628
Stifel Financial Corp. (Capital Markets)	520	31,027
Stoneridge, Inc.* (Auto Components)	260	8,172
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	455	10,580
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	845	9,810
Summit Materials, Inc.* - Class A (Construction Materials)	845	14,804
Sun Hydraulics Corp. (Machinery)	260	13,608
SunCoke Energy, Inc.* (Metals & Mining)	585	5,037
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	715	5,162
Sunrun, Inc.* (Electrical Equipment)	780	11,864
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,690	24,336
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,300	4,667
Superior Industries International, Inc. (Auto Components)	260	1,287
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	390	14,324
Sykes Enterprises, Inc.* (IT Services)	325	9,019
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	260	9,794
Syneos Health, Inc.* (Life Sciences Tools & Services)	455	21,353
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	195	21,037
Syros Pharmaceuticals, Inc.* (Biotechnology)	390	2,820
T2 Biosystems, Inc.* (Biotechnology)	455	1,169
Tailored Brands, Inc. (Specialty Retail)	390	3,179
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	390	23,950
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	715	12,913
Taylor Morrison Home Corp.* - Class A (Household Durables)	845	16,359

	Shares	Value
Common Stocks, continued
Team, Inc.* (Commercial Services & Supplies)	325	$5,493
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	260	27,718
Teekay Corp. (Oil, Gas & Consumable Fuels)	780	3,245
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	3,185	3,472
TEGNA, Inc. (Media)	1,690	26,905
Teladoc, Inc.* (Health Care Technology)	455	25,880
Telaria, Inc.* (Software)	845	6,092
Telenav, Inc.* (Software)	585	3,645
Teligent, Inc.* (Pharmaceuticals)	910	892
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	780	7,410
Tenet Healthcare Corp.* (Health Care Providers & Services)	650	14,235
Tenneco, Inc. (Auto Components)	390	8,549
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	715	9,695
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	455	20,316
Tetra Tech, Inc. (Commercial Services & Supplies)	390	25,241
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,365	3,249
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	910	965
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	520	28,084
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	325	3,117
TG Therapeutics, Inc.* (Biotechnology)	585	4,651
The Andersons, Inc. (Food & Staples Retailing)	260	8,502
The Bancorp, Inc.* (Banks)	585	5,973
The Brink’s Co. (Commercial Services & Supplies)	390	31,172
The Buckle, Inc. (Specialty Retail)	260	4,805
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	325	16,127
The E.W. Scripps Co. - Class A (Media)	455	10,369
The Ensign Group, Inc. (Health Care Providers & Services)	390	20,093
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	910	18,218
The Greenbrier Cos., Inc. (Machinery)	260	9,238
The Hackett Group, Inc. (IT Services)	325	4,989
The KEYW Holding Corp.* (Aerospace & Defense)	585	6,634
The Manitowoc Co., Inc.* (Machinery)	325	5,805
The Medicines Co.* (Pharmaceuticals)	520	16,613
The Meet Group, Inc.* (Interactive Media & Services)	1,040	5,782
The New York Times Co. - Class A (Media)	975	32,321
The St Joe Co.* (Real Estate Management & Development)	390	6,646
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,495	6,429
Theravance Biopharma, Inc.* (Pharmaceuticals)	390	9,302
Thermon Group Holdings, Inc.* (Electrical Equipment)	325	8,382
Third Point Reinsurance, Ltd.* (Insurance)	715	8,301
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	390	11,053
Tile Shop Holdings, Inc. (Specialty Retail)	585	2,843
TimkenSteel Corp.* (Metals & Mining)	390	3,955
Tiptree Financial, Inc. - Class A (Insurance)	520	2,964
Titan International, Inc. (Machinery)	520	3,604
Tivity Health, Inc.* (Health Care Providers & Services)	380	8,216
TiVo Corp. (Software)	975	9,136
TopBuild Corp.* (Household Durables)	260	18,520
TowneBank (Banks)	520	13,562
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	325	6,406
Trade Desk, Inc. (The)* (Software)	260	57,584
TransEnterix, Inc.* (Health Care Equipment & Supplies)	1,625	3,250
Travelport Worldwide, Ltd. (IT Services)	975	15,288
Tredegar Corp. (Chemicals)	260	4,685
Trex Co., Inc.* (Building Products)	455	31,517
TRI Pointe Group, Inc.* (Household Durables)	1,170	15,269
TriMas Corp.* (Machinery)	390	12,063
TriNet Group, Inc.* (Professional Services)	325	20,261
Trinseo SA (Chemicals)	325	14,609
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	455	14,992
Triumph Group, Inc. (Aerospace & Defense)	455	10,797
Tronox Holdings PLC - Class A (Chemicals)	780	11,029
TrueBlue, Inc.* (Professional Services)	390	9,422
TrueCar, Inc.* (Interactive Media & Services)	845	5,442
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	910	7,280
Trustmark Corp. (Banks)	520	18,699
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	780	10,327
Tupperware Brands Corp. (Household Durables)	390	9,282
Tutor Perini Corp.* (Construction & Engineering)	390	7,788
Tyme Technologies, Inc.* (Biotechnology)	910	1,374
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	585	9,255
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	390	4,668
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	2,145	902
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	325	21,449
UMB Financial Corp. (Banks)	325	22,705
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	390	5,480
Union Bankshares Corp. (Banks)	520	18,980
Unisys Corp.* (IT Services)	520	5,829
Unit Corp.* (Energy Equipment & Services)	455	6,170
United Bankshares, Inc. (Banks)	715	28,056
United Community Banks, Inc. (Banks)	585	16,427
United Community Financial Corp. (Thrifts & Mortgage Finance)	520	4,789
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	455	6,001

	Shares	Value
Common Stocks, continued
United Natural Foods, Inc.* (Food & Staples Retailing)	390	$5,039
Universal Corp. (Tobacco)	195	10,503
Universal Forest Products, Inc. (Building Products)	455	16,812
Universal Insurance Holdings, Inc. (Insurance)	260	7,745
Univest Corp. of Pennsylvania (Banks)	260	6,557
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	2,470	3,483
Urban Edge Properties (Equity Real Estate Investment Trusts)	845	15,692
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	325	7,127
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	520	2,948
Valhi, Inc. (Chemicals)	585	1,468
Valley National Bancorp (Banks)	2,340	24,523
Vanda Pharmaceuticals, Inc.* (Biotechnology)	455	7,412
Varex Imaging Corp.* (Health Care Equipment & Supplies)	325	10,673
Varonis Systems, Inc.* (Software)	195	13,874
Vector Group, Ltd. (Tobacco)	780	7,433
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	455	5,542
Veracyte, Inc.* (Biotechnology)	390	8,919
Verastem, Inc.* (Biotechnology)	650	1,385
Vericel Corp.* (Biotechnology)	455	7,730
Verint Systems, Inc.* (Software)	455	27,477
Verso Corp.* - Class A (Paper & Forest Products)	325	7,254
ViaSat, Inc.* (Communications Equipment)	390	35,420
Viavi Solutions, Inc.* (Communications Equipment)	1,755	23,342
ViewRay, Inc.* (Health Care Equipment & Supplies)	650	4,524
Viking Therapeutics, Inc.* (Biotechnology)	520	4,072
VirnetX Holding Corp.* (Software)	1,040	6,635
Virtusa Corp.* (IT Services)	260	14,443
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	975	19,315
Vista Outdoor, Inc.* (Leisure Products)	520	4,488
Vivint Solar, Inc.* (Electrical Equipment)	650	3,517
Vocera Communications, Inc.* (Health Care Technology)	260	8,281
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,690	16,426
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	975	6,221
Wabash National Corp. (Machinery)	520	7,842
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	650	12,175
WageWorks, Inc.* (Professional Services)	325	15,857
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	195	10,715
Warrior Met Coal, Inc. (Metals & Mining)	325	10,075
Washington Federal, Inc. (Thrifts & Mortgage Finance)	650	21,541
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,560	6,942
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	585	16,520
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	325	5,382
Watts Water Technologies, Inc. - Class A (Machinery)	195	16,690
Weight Watchers International, Inc.* (Diversified Consumer Services)	260	5,309
Werner Enterprises, Inc. (Road & Rail)	390	13,065
WesBanco, Inc. (Banks)	325	13,104
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	585	4,937
Westamerica Bancorp (Banks)	195	12,523
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	455	4,787
Western New England Bancorp, Inc. (Thrifts & Mortgage Finance)	390	3,767
Whitestone REIT (Equity Real Estate Investment Trusts)	455	5,838
WideOpenWest, Inc.* (Media)	455	3,635
William Lyon Homes* - Class A (Household Durables)	325	5,480
Willscot Corp.* (Construction & Engineering)	390	5,253
Wingstop, Inc. (Hotels, Restaurants & Leisure)	260	19,570
Winnebago Industries, Inc. (Automobiles)	260	9,196
WisdomTree Investments, Inc. (Capital Markets)	1,040	7,488
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	715	26,319
Woodward, Inc. (Machinery)	390	42,470
Workiva, Inc.* (Software)	260	13,816
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	585	18,046
World Wrestling Entertainment, Inc. - Class A (Entertainment)	325	27,251
Worthington Industries, Inc. (Metals & Mining)	325	13,042
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	780	23,065
WSFS Financial Corp. (Thrifts & Mortgage Finance)	260	11,227
Xencor, Inc.* (Biotechnology)	390	11,977
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	845	18,294
Xperi Corp. (Semiconductors & Semiconductor Equipment)	455	11,307
Yelp, Inc.* (Interactive Media & Services)	585	23,435
Yext, Inc.* (Software)	650	14,242
YRC Worldwide, Inc.* (Road & Rail)	455	3,099
ZAGG, Inc.* (Household Durables)	325	2,678
Zion Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,040	581
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,625	7,183
ZixCorp.* (Software)	780	6,357
Zogenix, Inc.* (Pharmaceuticals)	260	10,137
Zomedica Pharmaceuticals Corp.* (Pharmaceuticals)	1,430	601
TOTAL COMMON STOCKS
(Cost $8,022,196)		13,646,424

	Shares	Value
Contingent Right (NM)
A. Schulman, Inc.*^+(a) (Chemicals)	536	$280
TOTAL CONTINGENT RIGHT (Cost $1,072)		280

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance+^ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(b)(c) (69.9%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $46,761,292	$46,758,000	$46,758,000
TOTAL REPURCHASE AGREEMENTS (Cost $46,758,000)		46,758,000

TOTAL INVESTMENT SECURITIES (Cost $54,781,268) - 90.3%		60,404,704
Net other assets (liabilities) - 9.7%		6,463,033

NET ASSETS - 100.0%		$66,867,737

*                           Non-income producing security.

+                           These securities were fair valued based on procedures approved by the Board of Trustees.  As of April 30, 2019, these securities represented less than 0.005% of the net assets of the Fund.

^                            The Advisor has deemed these securities to be illiquid.  As of April 30, 2019, these securities represented less than 0.005% of the net assets of the Fund.

(a)                   No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made my A. Schulman, Inc.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $13,168,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	29	6/24/19	$2,310,430	$29,940

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

iShares Russell 2000 ETF	Goldman Sachs International	5/28/19	2.48%	$40,347,884	$(154,393)
Russell 2000 Index	Goldman Sachs International	5/28/19	2.68%	39,671,432	(159,674)
				$80,019,316	$(314,067)

iShares Russell 2000 ETF	UBS AG	5/28/19	2.23%	$15,467,407	$(73,260)
Russell 2000 Index	UBS AG	5/28/19	2.43%	22,176,542	(100,705)
				$37,643,949	$(173,965)

				$117,663,265	$(488,032)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$152,047	0.2%
Air Freight & Logistics	50,998	0.1%
Airlines	63,300	0.1%
Auto Components	146,507	0.2%
Automobiles	9,196	NM
Banks	1,093,978	1.8%
Beverages	6,740	NM
Biotechnology	897,642	1.3%
Building Products	181,345	0.3%
Capital Markets	157,964	0.2%
Chemicals	272,012	0.4%
Commercial Services & Supplies	350,668	0.5%
Communications Equipment	282,069	0.4%
Construction & Engineering	169,300	0.3%
Construction Materials	14,804	NM
Consumer Finance	92,251	0.1%
Containers & Packaging	13,521	NM
Distributors	14,177	NM
Diversified Consumer Services	113,044	0.2%
Diversified Financial Services	36,130	0.1%
Diversified Telecommunication Services	78,863	0.1%
Electric Utilities	185,711	0.3%
Electrical Equipment	107,476	0.2%
Electronic Equipment, Instruments & Components	344,294	0.5%
Energy Equipment & Services	183,853	0.3%
Entertainment	72,126	0.1%
Equity Real Estate Investment Trusts	979,428	1.6%
Food & Staples Retailing	54,548	0.1%
Food Products	99,743	0.1%
Gas Utilities	165,215	0.2%
Health Care Equipment & Supplies	463,644	0.7%
Health Care Providers & Services	243,046	0.4%
Health Care Technology	165,842	0.2%
Hotels, Restaurants & Leisure	327,559	0.5%
Household Durables	230,845	0.3%
Household Products	7,956	NM
Independent Power and Renewable Electricity Producers	61,025	0.1%
Industrial Conglomerates	12,646	NM
Insurance	313,646	0.5%
Interactive Media & Services	78,796	0.1%
Internet & Direct Marketing Retail	118,221	0.2%
IT Services	342,514	0.5%
Leisure Products	33,238	NM
Life Sciences Tools & Services	94,894	0.1%
Machinery	498,941	0.7%
Marine	26,288	NM
Media	275,406	0.4%
Metals & Mining	155,807	0.2%
Mortgage Real Estate Investment Trusts	196,141	0.3%
Multiline Retail	53,473	0.1%
Multi-Utilities	75,247	0.1%
Oil, Gas & Consumable Fuels	353,520	0.5%
Paper & Forest Products	59,336	0.1%
Personal Products	16,080	NM
Pharmaceuticals	269,954	0.4%
Professional Services	198,740	0.3%
Real Estate Management & Development	55,212	0.1%
Road & Rail	81,970	0.1%
Semiconductors & Semiconductor Equipment	443,479	0.7%
Software	837,261	1.3%
Specialty Retail	374,572	0.6%
Technology Hardware, Storage & Peripherals	62,687	0.1%
Textiles, Apparel & Luxury Goods	126,495	0.2%
Thrifts & Mortgage Finance	333,593	0.5%
Tobacco	22,064	NM
Trading Companies & Distributors	177,607	0.3%
Water Utilities	38,156	0.1%
Wireless Telecommunication Services	31,853	NM
Other **	53,221,033	79.6%
Total	$66,867,737	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

Utilities UltraSector ProFund  :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund (unaudited)

	Shares	Value
Common Stocks (76.9%)
ALLETE, Inc. (Electric Utilities)	1,142	$93,016
Alliant Energy Corp. (Electric Utilities)	5,230	247,013
Ameren Corp. (Multi-Utilities)	5,419	394,341
American Electric Power Co., Inc. (Electric Utilities)	10,929	934,976
American Water Works Co., Inc. (Water Utilities)	4,006	433,409
Aqua America, Inc. (Water Utilities)	4,668	182,332
Atmos Energy Corp. (Gas Utilities)	2,590	265,060
Avangrid, Inc. (Electric Utilities)	1,233	63,142
Avista Corp. (Multi-Utilities)	1,458	62,898
Black Hills Corp. (Multi-Utilities)	1,195	86,948
CenterPoint Energy, Inc. (Multi-Utilities)	11,106	344,286
CMS Energy Corp. (Multi-Utilities)	6,278	348,743
Consolidated Edison, Inc. (Multi-Utilities)	7,113	612,856
Dominion Resources, Inc. (Multi-Utilities)	17,709	1,379,000
DTE Energy Co. (Multi-Utilities)	4,030	506,611
Duke Energy Corp. (Electric Utilities)	16,105	1,467,488
Edison International (Electric Utilities)	7,218	460,292
El Paso Electric Co. (Electric Utilities)	902	55,121
Entergy Corp. (Electric Utilities)	4,201	407,077
Evergy, Inc. (Electric Utilities)	5,642	326,220
Eversource Energy (Electric Utilities)	7,020	503,053
Exelon Corp. (Electric Utilities)	21,485	1,094,661
FirstEnergy Corp. (Electric Utilities)	11,157	468,929
Hawaiian Electric Industries, Inc. (Electric Utilities)	2,414	100,133
IDACORP, Inc. (Electric Utilities)	1,115	110,407
MDU Resources Group, Inc. (Multi-Utilities)	4,347	113,674
National Fuel Gas Co. (Gas Utilities)	1,912	113,210
New Jersey Resources Corp. (Gas Utilities)	1,966	98,457
NextEra Energy, Inc. (Electric Utilities)	10,593	2,059,703
NiSource, Inc. (Multi-Utilities)	8,253	229,268
NorthWestern Corp. (Multi-Utilities)	1,115	77,883
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	6,227	256,366
ONE Gas, Inc. (Gas Utilities)	1,165	103,126
Pinnacle West Capital Corp. (Electric Utilities)	2,486	236,841
PNM Resources, Inc. (Electric Utilities)	1,765	81,967
Portland General Electric Co. (Electric Utilities)	1,978	103,469
PPL Corp. (Electric Utilities)	15,973	498,517
Public Service Enterprise Group, Inc. (Multi-Utilities)	11,197	667,901
Sempra Energy (Multi-Utilities)	6,073	777,040
South Jersey Industries, Inc. (Gas Utilities)	2,046	65,718
Southwest Gas Corp. (Gas Utilities)	1,175	97,748
Spire, Inc. (Gas Utilities)	1,124	94,630
The AES Corp. (Independent Power and Renewable Electricity Producers)	14,677	251,270
The Southern Co. (Electric Utilities)	22,919	1,219,749
UGI Corp. (Gas Utilities)	3,853	210,027
Vistra Energy Corp. (Independent Power and Renewable Electricity Producers)	8,719	237,593
WEC Energy Group, Inc. (Multi-Utilities)	6,988	548,069
Xcel Energy, Inc. (Electric Utilities)	11,392	643,648
TOTAL COMMON STOCKS (Cost $14,630,141)		19,733,886

	Principal Amount	Value
Repurchase Agreements(a)(b) (25.7%)
Repurchase Agreements with various counterparties, rates 2.35%-2.70%, dated 4/30/19, due 5/1/19, total to be received $6,598,465	$6,598,000	$6,598,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,598,000)		6,598,000

TOTAL INVESTMENT SECURITIES (Cost $21,228,141) - 102.6%		26,331,886
Net other assets (liabilities) - (2.6)%		(662,492)

NET ASSETS - 100.0%		$25,669,394

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2019, the aggregate amount held in a segregated account was $3,601,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	5/23/19	2.93%	$7,811,018	$160,179
Dow Jones U.S. Utilities Index	UBS AG	5/23/19	2.78%	11,185,833	263,053
				$18,996,851	$423,232

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Utilities UltraSector ProFund invested in the following industries as of April 30, 2019:

	Value	% of Net Assets
Electric Utilities	$11,175,422	43.5%
Gas Utilities	1,047,976	4.1%
Independent Power and Renewable Electricity Producers	745,229	2.9%
Multi-Utilities	6,149,518	24.0%
Water Utilities	615,741	2.4%
Other **	5,935,508	23.1%
Total	$25,669,394	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2019 (unaudited) :  :  APPENDIX  :  :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of April 30, 2019, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	HSBC Securities (USA), Inc., 2.40%, dated 4/30/19, due 5/1/19(1)	NatWest Markets Securities Inc., 2.60%, dated 4/30/19, due 5/1/19(2)	RBC Capital Markets, LLC, 2.50%, dated 4/30/19, due 5/1/19(3)	Societe Generale, 2.70%, dated 4/30/19, due 5/1/19(4)	UMB Bank, N.A., 2.35%, dated 4/30/19, due 5/1/19(5)
Banks UltraSector ProFund	$344,000	$642,000	$320,000	$695,000	$542,000
Basic Materials UltraSector ProFund	284,000	530,000	264,000	576,000	450,000
Bear ProFund	2,422,000	4,517,000	2,258,000	4,904,000	3,781,000
Biotechnology UltraSector ProFund	4,980,000	9,285,000	4,641,000	10,082,000	7,770,000
Bull ProFund	5,965,000	11,121,000	5,560,000	12,074,000	9,302,000
Consumer Goods UltraSector ProFund	196,000	366,000	182,000	397,000	315,000
Consumer Services UltraSector ProFund	1,861,000	3,470,000	1,734,000	3,767,000	2,909,000
Europe 30 ProFund	6,000	11,000	5,000	12,000	11,000
Falling U.S. Dollar ProFund	1,080,000	2,015,000	1,006,000	2,188,000	1,692,000
Financials UltraSector ProFund	244,000	457,000	227,000	497,000	394,000
Health Care UltraSector ProFund	1,790,000	3,339,000	1,669,000	3,625,000	2,797,000
Industrials UltraSector ProFund	710,000	1,326,000	663,000	1,441,000	1,117,000
Internet UltraSector ProFund	9,424,000	17,570,000	8,784,000	19,076,000	14,693,000
Large-Cap Growth ProFund	2,000	4,000	2,000	4,000	6,000
Large-Cap Value ProFund	1,000	3,000	1,000	3,000	4,000
Mid-Cap ProFund	858,000	1,602,000	801,000	1,739,000	1,344,000
Mid-Cap Growth ProFund	1,000	3,000	1,000	3,000	5,000
Mid-Cap Value ProFund	3,000	7,000	3,000	7,000	8,000
Mobile Communications UltraSector ProFund	8,767,000	16,347,000	8,172,000	17,748,000	13,672,000
Nasdaq-100 ProFund	6,408,000	11,948,000	5,973,000	12,972,000	9,991,000
Oil & Gas UltraSector ProFund	672,000	1,254,000	625,000	1,362,000	1,058,000
Oil Equipment & Services UltraSector ProFund	286,000	534,000	267,000	581,000	454,000
Pharmaceuticals UltraSector ProFund	156,000	290,000	144,000	316,000	249,000
Precious Metals UltraSector ProFund	892,000	1,665,000	832,000	1,808,000	1,399,000
Real Estate UltraSector ProFund	1,950,000	3,637,000	1,818,000	3,949,000	3,046,000
Rising Rates Opportunity ProFund	7,105,000	13,248,000	6,624,000	14,384,000	11,080,000
Rising Rates Opportunity 10 ProFund	745,000	1,391,000	695,000	1,509,000	1,169,000
Rising U.S. Dollar ProFund	1,909,000	3,560,000	1,779,000	3,865,000	2,983,000
Semiconductor UltraSector ProFund	3,327,000	6,203,000	3,101,000	6,736,000	5,191,000
Short Nasdaq-100 ProFund	392,000	733,000	366,000	796,000	621,000
Short Oil & Gas ProFund	292,000	545,000	272,000	592,000	462,000
Short Precious Metals ProFund	614,000	1,147,000	573,000	1,245,000	965,000
Short Real Estate ProFund	131,000	245,000	122,000	266,000	212,000
Short Small-Cap ProFund	154,000	289,000	144,000	316,000	252,000
Small-Cap ProFund	655,000	1,223,000	610,000	1,328,000	1,030,000
Small-Cap Value ProFund	2,000	4,000	2,000	4,000	5,000
Technology UltraSector ProFund	2,242,000	4,181,000	2,089,000	4,540,000	3,505,000
Telecommunications UltraSector ProFund	503,000	940,000	469,000	1,019,000	795,000
U.S. Government Plus ProFund	2,570,000	4,794,000	2,396,000	5,204,000	4,015,000
UltraBear ProFund	1,064,000	1,986,000	992,000	2,156,000	1,666,000
UltraBull ProFund	6,643,000	12,388,000	6,193,000	13,449,000	10,361,000
UltraChina ProFund	414,000	772,000	385,000	839,000	655,000
UltraDow 30 ProFund	1,421,000	2,650,000	1,324,000	2,877,000	2,222,000
UltraEmerging Markets ProFund	346,000	645,000	321,000	702,000	548,000
UltraInternational ProFund	576,000	1,078,000	538,000	1,169,000	909,000
UltraJapan ProFund	2,090,000	3,896,000	1,948,000	4,230,000	3,258,000
UltraLatin America ProFund	569,000	1,062,000	530,000	1,153,000	895,000
UltraMid-Cap ProFund	5,007,000	9,338,000	4,669,000	10,138,000	7,812,000
UltraNasdaq-100 ProFund	34,598,000	64,504,000	32,251,000	70,033,000	53,923,000

Fund Name	HSBC Securities (USA), Inc., 2.40%, dated 4/30/19, due 5/1/19(1)	NatWest Markets Securities Inc., 2.60%, dated 4/30/19, due 5/1/19(2)	RBC Capital Markets, LLC, 2.50%, dated 4/30/19, due 5/1/19(3)	Societe Generale, 2.70%, dated 4/30/19, due 5/1/19(4)	UMB Bank, N.A., 2.35%, dated 4/30/19, due 5/1/19(5)
UltraShort China ProFund	$408,000	$762,000	$380,000	$828,000	$644,000
UltraShort Dow 30 ProFund	510,000	953,000	476,000	1,033,000	803,000
UltraShort Emerging Markets ProFund	294,000	549,000	273,000	596,000	467,000
UltraShort International ProFund	350,000	655,000	327,000	711,000	556,000
UltraShort Japan ProFund	132,000	246,000	123,000	267,000	208,000
UltraShort Latin America ProFund	375,000	700,000	349,000	760,000	592,000
UltraShort Mid-Cap ProFund	236,000	440,000	219,000	478,000	376,000
UltraShort Nasdaq-100 ProFund	1,713,000	3,195,000	1,597,000	3,469,000	2,678,000
UltraShort Small-Cap ProFund	755,000	1,410,000	704,000	1,530,000	1,185,000
UltraSmall-Cap ProFund	6,336,000	11,811,000	5,905,000	12,825,000	9,881,000
Utilities UltraSector ProFund	893,000	1,665,000	832,000	1,809,000	1,399,000
	$134,673,000	$251,151,000	$125,530,000	$272,682,000	$210,332,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of April 30, 2019 as follows:

(1)                   U.S Treasury Bills, effective yield or interest rate in effect at April 30, 2019, 2.55%, due 8/22/19, U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at April 30, 2019, 3.024%, due 11/15/45, which had an aggregate value of $137,423,643.

(2)                   U.S. Treasury Notes, 1.125% to 2.25%, due 7/31/21 to 11/15/27, which had an aggregate value of $256,182,124.

(3)                   U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $128,048,123.

(4)                   U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $278,144,821.

(5)                   U.S. Treasury Notes, 1.00% to 2.25%, due 7/31/19 to 5/15/26, Federal Farm Credit Banks, 2.37% to 3.25%, due 11/6/23 to 2/27/24, Federal Home Loan Banks, 1.875% to 3.375%, due 12/8/23 to 3/8/24, which had an aggregate value of $214,633,260.